ING Life Insurance and Annuity Company and its Variable Annuity Account I
Supplement dated January 3, 2006

This supplement amends certain information contained in the most recent variable annuity contract prospectus. Please read it carefully and keep it with your variable annuity contract prospectus for future reference.

______________________________________________________________________

The "Regulatory Matters" sub-section of the prospectus is hereby deleted and replaced with the following:
Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Fund Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares, revenue sharing and directed brokerage, compensation, sales practices and suitability, arrangements with service providers, pricing, compliance and controls, and adequacy of disclosure.

In addition to responding to governmental and regulatory requests on fund regulatory issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

As previously reported, ING Funds Distributors, LLC ("IFD"), the distributor of certain ING Funds (U.S.) and an affiliate of the Company, received notice from the staff of the National Association of Securities Dealers ("NASD") that the staff made a preliminary determination to recommend disciplinary action against IFD and one of its registered persons for violations of the NASD Conduct Rules and federal securities laws in connection with certain frequent trading arrangements.

In September of 2005 IFD settled an administrative proceeding with the NASD regarding these arrangements. Under the terms of the Letter of Acceptance, Waiver and Consent ("AWC") with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds (U.S.) for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to the NASD regarding the review and establishment of certain procedures. IFD's settlement of this administrative proceeding is not material to the Company.

X.REGI-06 C05-1228-004R	Page 1 of 2	January 2006

Other regulators, including the Securities and Exchange Commission ("SEC") and the New York Attorney General, are also likely to take some action with respect to certain ING affiliates before concluding their investigation of ING relating to fund trading. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of such action will have a material adverse effect on ING or ING's U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING's U.S.-based operations, including the Company.

Other Regulatory Matters

The New York Attorney General and other regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives, potential conflicts of interest, potential anti-competitive activity, marketing practices, certain financial reinsurance arrangements, and disclosure. It is likely that the scope of these investigations will further broaden before the investigations are concluded. U.S. affiliates of ING have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

X.REGI-06 C05-1228-004R	Page 2 of 2	January 2006
Variable Annuity Account I, a separate account of ING Life Insurance and Annuity Company (formerly known as Variable Annuity Account I, a separate account of ING Insurance Company of America)
CONTRACT PROSPECTUS - JANUARY 3, 2006

Contracts. The contracts described in this prospectus are group deferred variable and fixed annuity contracts issued by ING Life Insurance and Annuity Company (the Company). Prior to January 1, 2006, the contracts were issued by ING Insurance Company of America ("IICA"). On December 31, 2005, IICA merged with and into ING Life Insurance and Annuity Company, and ING Life Insurance and Annuity Company assumed responsibility for all of IICA's obligations under the contracts. See "Other Topics - The Company" for information about the merger of IICA with and into the Company. The contracts are intended to be used as funding vehicles for certain types of retirement plans that qualify for beneficial tax treatment and/or provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code).

Why Reading This Prospectus is Important. Before you participate in a contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer or a trust) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

Table of Contents ... page 3

Investment Options. The contracts offer variable investment options and a fixed interest option. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account I (the separate account or Variable Annuity Account I), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Fixed Interest Option. Fixed Plus Account
Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the Fixed Plus Account in an appendix to this prospectus.

Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the "Investment Options" section of this prospectus on page 15 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the fund prospectuses for future reference.

Getting Additional Information. You may obtain the January 3, 2006 Statement of Additional Information (SAI) free of charge by indicating your request on your enrollment materials, by calling the Company at 1-800-262-3862 or by writing us at the address listed in the "Questions: Contacting the Company" section of this prospectus. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission (SEC) web site, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Branch. Information on the operations of the SEC Public Reference Branch may be obtained by calling 1-202-551-5850 or 1-800-SEC-0330, e-mailing mailto:publicinfo@sec.gov">

publicinfo@sec.gov or by writing to SEC Public Reference Branch, 100 F Street, NE, Room 1580, Washington, D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-130882. The SAI table of contents is listed on page 45 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus. The contracts are not offered for sale in the state of New York.

CONTRACT PROSPECTUS - JANUARY 3, 2006 (CONTINUED)
The Funds

AIM V.I. Capital Appreciation Fund (Series I)

AIM V.I. Core Equity Fund (Series I)

AIM V.I. Growth Fund (Series I)

AIM V.I. Premier Equity Fund (Series I)

Calvert Social Balanced Portfolio

EuroPacific Growth Fund® (Class R-4)(1)

Evergreen Special Values Fund

(Class A)(1)

Fidelity® VIP Contrafund® Portfolio (Initial Class)

Fidelity® VIP Equity-Income Portfolio (Initial Class)

Fidelity® VIP Growth Portfolio (Initial Class)

Franklin Small Cap Value Securities Fund (Class 2)

Hibernia Mid Cap Equity Fund (Class A Shares)(1)

ING Alliance Mid Cap Growth Portfolio (Class S)

ING American Century Large Company Value Portfolio (Service Class)(2)

ING American Century Select Portfolio (Service Class)

ING American Century Small Cap Value Portfolio (Service Class)

ING Baron Small Cap Growth Portfolio (Service Class)

ING Evergreen Health Sciences Portfolio (Class S)

ING FMRSM Diversified Mid Cap Portfolio (Class S)

ING Fundamental Research Portfolio (Service Class)(2)

ING Goldman Sachs® Capital Growth Portfolio(Service Class)(3)

ING JPMorgan Emerging Markets Equity Portfolio (Class S)

ING JPMorgan Fleming International Portfolio (Initial Class)

ING JPMorgan Mid Cap Value Portfolio (Service Class)

ING JPMorgan Small Cap Equity Portfolio (Class S)

ING Julius Baer Foreign Portfolio

(Class S)

ING Legg Mason Value Portfolio

(Class S)

ING Marsico Growth Portfolio (Class S)

ING Marsico International Opportunities Portfolio (Class S)

ING MFS Capital Opportunities Portfolio (Initial Class)

ING MFS Utilities Portfolio (Class S)

ING OpCap Balanced Value Portfolio (Service Class)

ING Oppenheimer Global Portfolio (Initial Class)

ING Oppenheimer Main Street Portfolio (Class S)

ING Oppenheimer Strategic Income Portfolio (Initial Class)

ING PIMCO High Yield Portfolio

(Class S)

ING PIMCO Total Return Portfolio (Service Class)

ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)

ING Davis Venture Value Portfolio (formerly ING Salomon Brothers Fundamental Value Portfolio) (Service Class)

ING Solution 2015 Portfolio (Service Class)(4)

ING Solution 2025 Portfolio (Service Class)(4)

ING Solution 2035 Portfolio (Service Class)(4)

ING Solution 2045 Portfolio (Service Class)(4)

ING Solution Income Portfolio (Service Class)(4)

ING Stock Index Portfolio (Class I)

ING T. Rowe Price Capital Appreciation Portfolio (Class S)

ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Service Class)

ING T. Rowe Price Growth Equity Portfolio (Initial Class)

ING UBS U.S. Large Cap Equity Portfolio (Initial Class)

ING Van Kampen Comstock Portfolio (Service Class)

ING Van Kampen Equity and Income Portfolio (Service Class)

ING Van Kampen Growth and Income Portfolio (Class S)

ING VP Balanced Portfolio, Inc.

(Class I)

ING VP Financial Services Portfolio

(Class I)

ING VP Global Science and Technology Portfolio (Class I)

ING VP Growth and Income Portfolio (Class I)

ING VP Growth Portfolio (Class I)

ING VP Index Plus LargeCap Portfolio (Class I)

ING VP Index Plus MidCap Portfolio (Class I)

ING VP Index Plus SmallCap Portfolio (Class I)

ING VP Intermediate Bond Portfolio (Class I)(2)

ING VP International Equity Portfolio (Class I)

ING VP International Value Portfolio (Class I)

ING VP MidCap Opportunities Portfolio (Class I)

ING VP Money Market Portfolio

(Class I)

ING VP Real Estate Portfolio (Class I)

ING VP Small Company Portfolio

(Class I)

ING VP SmallCap Opportunities Portfolio (Class I)

ING VP Strategic Allocation Balanced Portfolio (Class I)

ING VP Strategic Allocation Growth Portfolio (Class I)

ING VP Strategic Allocation Income Portfolio (Class I)

ING VP Value Opportunity Portfolio (Class I)

Lord Abbett Series Fund - Growth and Income Portfolio (Class VC)

Lord Abbett Series Fund - Mid-Cap Value Portfolio (Class VC)

New Perspective Fund® (Class R-4)(1)

Oppenheimer Developing Markets Fund (Class A)(1)

Oppenheimer Main Street Small Cap
Fund ®/VA

PIMCO VIT Real Return Portfolio (Administrative Class)

Pioneer Equity Income VCT Portfolio (Class I)

Pioneer Fund VCT Portfolio (Class I)

Pioneer High Yield VCT Portfolio

(Class I)

Pioneer Mid Cap Value VCT Portfolio (Class I)

Templeton Global Bond Fund

(Class A)(1)

The Growth Fund of America®

(Class R-4)(1)

Wanger Select

Wanger U.S. Smaller Companies

Washington Mutual Investors FundSM (Class R-4)(1)

____________________

(1) This fund is available to the general public. See "Additional Risks of Investing in the Funds."

(2) This fund has changed its name to the name listed above. See Appendix III - Description of Underlying Funds for a complete list of former and current fund names.

(3) Goldman Sachs® is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.

(4) These portfolios are structured as fund of funds that invest directly in shares of underlying funds. See "Fees - Fund Fees and Expenses" for additional information.

TABLE OF CONTENTS
Contract Overview:	4
Who's Who
The Contract and Your Retirement Plan
Contract Rights
Contract Facts
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Contract Phases: Accumulation Phase, Income Phase	5
Fee Table			6
Condensed Financial Information			15
Investment Options			15
Transfers			16
Contract Purchase and Participation			18
Contract Ownership and Rights			19
Right to Cancel			20
Fees			21
Your Account Value			24
Withdrawals			26
Loans			27
Systematic Distribution Options			28
Death Benefit			29
The Income Phase			30
Taxation			34
Contract Distribution			39
Other Topics			42

The Company - Variable Annuity Account - Performance Reporting - Voting Rights - Contract Modification - Legal Matters and Proceedings - Payment Delay or Suspension - Transfer of Ownership; Assignment - Account Termination - Intent to Confirm Quarterly - Regulatory Matters

Contents of the Statement of Additional Information			45
Appendix I	-	Fixed Plus Account	46
Appendix II	-	Participant Appointment of Employer as Agent Under an Annuity Contract	49
Appendix III	-	Description of Underlying Funds	50
Appendix IV	-	Condensed Financial Information	CFI - 1

PRO.130822-06	3

CONTRACT OVERVIEW

Questions: Contacting the Company. Contact your local representative or write or call the USFS Customer Service Center:

ING
USFS Customer Service
Defined Contribution Administration, TS21
151 Farmington Avenue
Hartford, CT 06156-1277
1-800-262-3862

Sending forms and written requests in good order.

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in "good order."

Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

We can only act upon written requests that are received in good order.

The following is a summary. Please read each section of this prospectus for additional information.
Who's Who
You (the participant): The individual who participates in the contract through a retirement plan.
Plan Sponsor: The sponsor of your retirement plan. Generally, your employer or a trust.
Contract Holder: The person to whom we issue the contract. Generally, the plan sponsor.
We (the Company): ING Life Insurance and Annuity Company. We issue the contract.

USFS Customer Service Center: The location to which all inquiries, transactions and requests should be addressed. The address is: ING USFS Customer Service, Defined Contribution Administration, TS21, 151 Farmington Avenue, Hartford, CT 06156-1277.

For greater detail please review "Contract Ownership and Rights" and "Contract Purchase and Participation."
The Contract and Your Retirement Plan
Retirement Plan (plan): A plan sponsor has established a plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan.

Plan Type: We refer to the plan by the Tax Code section under which it qualifies. For example: a "403(b) plan" is a plan that qualifies for tax treatment under Tax Code section 403(b). To learn which Tax Code section applies to your plan, contact your plan sponsor, your local representative or the Company.

Use of an Annuity Contract in your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 403(b) retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See "Contract Purchase and Participation."

Contract Rights

Rights under the contract, and who may exercise those rights, may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.

PRO.130822-06	4
Contract Facts

Free Look/Right to Cancel: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). Participants in 403(b) plans or in some 401(a) plans may cancel their participation in the contract no later than 10 days after they receive evidence of participation in the contract (or a longer period if required by state law). See "Right to Cancel."

Death Benefit: A beneficiary may receive a benefit in the event of your death during both the accumulation and income phases. The availability of a death benefit during the income phase depends upon the income phase payment option selected. See "Death Benefit" and "The Income Phase."

Withdrawals: During the accumulation phase, the contract holder, or you if permitted by the plan, may withdraw all or part of your account value. The Tax Code may impose restrictions on withdrawals from plans, which may vary. In addition, the contract holder, or you if permitted by the plan, may have the right to withdraw all or part of your account value during the income phase. Amounts withdrawn may be subject to tax withholding and taxation. See "Withdrawals," "Taxation," and "The Income Phase."

Systematic Distribution Options: These allow the contract holder, or you if permitted by the plan, to receive regular payments from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

Fees: Certain fees are deducted from your account value. In addition, we reserve the right to deduct premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. See "Fee Table" and "Fees."

Taxation: Amounts you receive in a distribution will be generally included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See "Taxation."
Contract Phases
I. The Accumulation Phase (accumulating retirement benefits)

STEP 1: You or the contract holder provide ING Life Insurance and Annuity Company with your completed enrollment materials.

According to the plan, we set up one or more accounts for you. We may set up account(s) for employer contributions and/or for contributions from your salary.

STEP 2: The contract holder, or you if permitted by your plan, directs us to invest your account dollars in any of the following:

(a) Fixed Interest Option, or

(b) Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account I. Each one invests in a specific mutual fund.)

Payments to Your Account
Step 1 â
ING Life Insurance and Annuity Company
(a) â	Step 2	(b) â
Fixed Interest Option	Variable Annuity Account I Variable Investment Options
The Subaccounts
A	B	Etc.
â Step 3 â
Mutual Fund A	Mutual Fund B	Etc.

STEP 3: The subaccount(s) selected purchases shares of its corresponding fund.
II. The Income Phase The contract offers several payment options. See "The Income Phase." In general, you may:
Receive income phase payments over a lifetime or for a specified period;
Receive income phase payments monthly, quarterly, semi-annually or annually;
Select an option that provides a death benefit to beneficiaries; and
Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.
PRO.130822-06	5

FEE TABLE

In This Section:

  Maximum Contract Holder Transaction Expenses
  Separate Account Annual Expenses
  Total Annual Fund Operating Expenses
  Fees Deducted by the Funds
  Hypothetical Examples

See "Fees" for:

  How, When and Why Fees are Deducted
  Reduction, Waiver and/or Elimination of Certain Fees
  Redemption Fees
  Premium and Other Taxes

See "The Income Phase" for:

  Fees During the Income Phase

The following tables describe the fees and expenses that you will pay when buying, owning, and withdrawing from your contract. State premium taxes may also be deducted.** See "The Income Phase" for fees that may apply after you begin receiving payments under the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, withdraw from the contract, take a loan from the contract or transfer cash value between investment options.

Maximum Contract Holder Transaction Expenses

Loan Interest Rate Spread* 3.0%

* This is the difference between the rate applied and the rate credited on loans under your contract. See "Loans." Currently the loan interest rate spread is 2.5%; however, we reserve the right to apply a spread of up to 3.0%.

The following table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.
Separate Account Annual Expenses
(as a percentage of average account value)
Maximum Mortality and Expense Risk Charge	1.00%[1]
Administrative Expense Charge	0.00% - 0.25%[2]
Total Separate Account Annual Expenses	1.00% - 1.25%
[1]

This is the maximum mortality and expense risk charge during the accumulation phase. This charge may be waived, reduced or eliminated in certain circumstances. See "Fees - Mortality and Expense Risk Charge."

[2]

We currently do not impose an administrative expense charge; however, we reserve the right to charge not more than 0.25% on an annual basis from the subaccounts. See "Fees - Administrative Expense Charge."

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds' most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses* (expenses that are deducted from fund assets, including management fees, distribution (12b-1) and/or service fees, and other expenses)	Minimum 0.27%	Maximum 1.65%

* After taking into account any fee waiver or expense reimbursement arrangements, the minimum and maximum total fund operating expenses would be 0.27% and 1.55%, respectively. The fund having the minimum expense percentage is not subject to any contractual fee waiver or expense reimbursement arrangements. The fund having the maximum expense percentage is subject to a contractual fee waiver/expense reimbursement arrangement through May 1, 2006.

**State premium taxes (which currently range from 0% to 4% of premium payments) may apply, but are not reflected in the fee tables or examples. See "Premium and Other Taxes."
PRO.130822-06	6

Hypothetical Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include the maximum separate account annual expenses, and the fund fees and expenses as described below.

Example 1: The following Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds as listed in the "Total Annual Fund Operating Expenses" column in the Fund Expense Table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$293	$898	$1,528	$3,223

Example 2: The following Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the minimum fees and expenses of any of the funds as listed in the "Total Annual Fund Operating Expenses" column in the Fund Expense Table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$155	$480	$829	$1,813

Fees Deducted by the Funds

Using this Information. The following table shows the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the "Fees" section of this prospectus, and the fund prospectus for additional information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn will affect the value of each subaccount on a daily basis. The fees and expense information shown in the following table was provided by the funds. The column labeled "Fees and Expenses Waived or Reimbursed" shows only contractual waivers or reimbursements that continue through at least May 1, 2006. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 2004. There is no guarantee that actual expenses will be the same as those shown in the table.

PRO.130822-06	7

Fund Expense Table(1)(2)
Fund Name	Management (Advisory) Fees	12b-1 Fee	Other Expenses	Total Annual Fund Operating Expenses	Fees and Expenses Waived or Reimbursed	Net Annual Fund Operating Expenses
AIM V.I. Capital Appreciation Fund (Series I) (3)	0.61%	--	0.30%	0.91%	--	0.91%
AIM V.I. Core Equity Fund (Series I) (3)	0.61%	--	0.30%	0.91%	--	0.91%
AIM V.I. Growth Fund (Series I)(3)	0.63%	--	0.28%	0.91%	--	0.91%
AIM V.I. Premier Equity Fund (Series I) (3)	0.61%	--	0.30%	0.91%	0.02%	0.89%
Calvert Social Balanced Portfolio(4)	0.70%	--	0.21%	0.91%	--	0.91%
EuroPacific Growth Fund® (Class R-4)(5)	0.45%	0.25%	0.22%	0.92%	--	0.92%
Evergreen Special Values Fund (Class A)(6)(7)	0.79%	0.30%	0.34%	1.43%	--	1.43%
Fidelity® VIP Contrafund® Portfolio (Initial Class)	0.57%	--	0.11%	0.68%	--	0.68%
Fidelity® VIP Equity-Income Portfolio (Initial Class)	0.47%	--	0.11%	0.58%	--	0.58%
Fidelity® VIP Growth Portfolio (Initial Class)	0.58%	--	0.10%	0.68%	--	0.68%
Franklin Small Cap Value Securities Fund (Class 2)(8)(9)	0.53%	0.25%	0.18%	0.96%	0.04%	0.92%
Hibernia Mid Cap Equity Fund (Class A Shares)(10)	0.75%	0.25%	0.45%	1.45%	--	1.45%
ING Alliance Mid Cap Growth Portfolio (Class S) (11)(12)	0.77%	--	0.26%	1.03%	--	1.03%
ING American Century Large Company Value Portfolio (Service Class) (13)	0.80%	--	0.45%	1.25%	--	1.25%
ING American Century Select Portfolio (Service Class) (14)	0.64%	--	0.27%	0.91%	--	0.91%
ING American Century Small Cap Value Portfolio (Service Class) (15)	1.00%	--	0.65%	1.65%	0.10%	1.55%
ING Baron Small Cap Growth Portfolio (Service Class) (15)	0.85%	--	0.65%	1.50%	0.05%	1.45%
ING Evergreen Health Sciences Portfolio (Class S) (16)	0.75%	--	0.25%	1.00%	--	1.00%
ING FMRSM Diversified Mid Cap Portfolio (Class S) (11)	0.75%	--	0.26%	1.01%	--	1.01%
ING Fundamental Research Portfolio (Service Class) (13)	0.60%	--	0.45%	1.05%	--	1.05%

PRO.130822-06	8

Fund Name	Management (Advisory) Fees	12b-1 Fee	Other Expenses	Total Annual Fund Operating Expenses	Fees and Expenses Waived or Reimbursed	Net Annual Fund Operating Expenses
ING Goldman Sachs® Capital Growth Portfolio (Service Class) (13)	0.85%	--	0.45%	1.30%	--	1.30%
ING JPMorgan Emerging Markets Equity Portfolio (Class S) (11)	1.25%	--	0.27%	1.52%	--	1.52%
ING JPMorgan Fleming International Portfolio (Initial Class)	0.80%	--	0.20%	1.00%	--	1.00%
ING JPMorgan Mid Cap Value Portfolio (Service Class) (13)	0.75%	--	0.60%	1.35%	--	1.35%
ING JPMorgan Small Cap Equity Portfolio (Class S) (11)(12)(17)	0.90%	--	0.25%	1.15%	0.03%	1.12%
ING Julius Baer Foreign Portfolio (Class S) (11)	0.96%	--	0.25%	1.21%	--	1.21%
ING Legg Mason Value Portfolio (Class S) (11)(12)	0.80%	--	0.26%	1.06%	--	1.06%
ING Marsico Growth Portfolio (Class S) (11)(12)	0.77%	--	0.26%	1.03%	--	1.03%
ING Marsico International Opportunities Portfolio (Class S) (18)(19)	0.54%	--	0.42%	0.96%	0.03%	0.93%
ING MFS Capital Opportunities Portfolio (Initial Class)	0.65%	--	0.25%	0.90%	--	0.90%
ING MFS Utilities Portfolio (Class S) (18)(19)	0.60%	--	0.40%	1.00%	--	1.00%
ING OpCap Balanced Value Portfolio (Service Class) (13)	0.80%	--	0.45%	1.25%	--	1.25%
ING Oppenheimer Global Portfolio (Initial Class) (20)	0.60%	--	0.06%	0.66%	--	0.66%
ING Oppenheimer Main Street Portfolio® (Class S) (11)(12)	0.64%	--	0.25%	0.89%	--	0.89%
ING Oppenheimer Strategic Income Portfolio (Initial Class) (21)	0.50%	--	0.04%	0.54%	--	0.54%
ING PIMCO High Yield Portfolio (Class S) (16)	0.49%	--	0.25%	0.74%	--	0.74%
ING PIMCO Total Return Portfolio (Service Class) (13)	0.50%	--	0.60%	1.10%	--	1.10%
ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)	0.69%	--	0.13%	0.82%	--	0.82%
ING Davis Venture Value Portfolio (Service Class) (13)	0800%	--	0.35%	1.15%	--	1.15%
ING Solution 2015 Portfolio (Service Class) (22)(23)	0.79%	-	0.27%	1.06%	0.02%	1.04%
ING Solution 2025 Portfolio (Service Class) (22)(23)	0.84%	-	0.27%	1.11%	0.03%	1.08%
ING Solution 2035 Portfolio (Service Class) (22)(23)	0.91%	-	0.27%	1.18%	0.04%	1.14%
ING Solution 2045 Portfolio (Service Class) (22)(23)	0.94%	-	0.27%	1.21%	0.04%	1.17%
ING Solution Income Portfolio (Service Class) (22)(23)	0.61%	-	0.27%	0.88%	--	0.88%
ING Stock Index Portfolio (Class I)(24)	0.27%	--	--	0.27%	--	0.27%
ING T. Rowe Price Capital Appreciation Portfolio (Class S) (11)(12)	0.66%	--	0.26%	0.92%	--	0.92%

PRO.130822-06	9

Fund Name	Management (Advisory) Fees	12b-1 Fee	Other Expenses	Total Annual Fund Operating Expenses	Fees and Expenses Waived or Reimbursed	Net Annual Fund Operating Expenses
ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Service Class) (14)	0.64%	--	0.27%	0.91%	--	0.91%
ING T. Rowe Price Growth Equity Portfolio (Initial Class)	0.60%	--	0.15%	0.75%	--	0.75%
ING UBS U.S. Large Cap Equity Portfolio (Initial Class)	0.70%	--	0.15%	0.85%	--	0.85%
ING Van Kampen Comstock Portfolio (Service Class) (15)	0.60%	--	0.60%	1.20%	0.09%	1.11%
ING Van Kampen Equity and Income Portfolio (Service Class) (14)	0.55%	--	0.27%	0.82%	--	0.82%
ING Van Kampen Growth and Income Portfolio (Class S) (11)(12)	0.66%	--	0.26%	0.92%	--	0.92%
ING VP Balanced Portfolio, Inc. (Class I) (25)	0.50%	--	0.09%	0.59%	--	0.59%
ING VP Financial Services Portfolio (Class I) (26)(27)	0.75%	--	0.25%	1.00%	0.20%	0.80%
ING VP Global Science and Technology Portfolio (Class I) (25)(28)	0.95%	--	0.10%	1.05%	--	1.05%
ING VP Growth and Income Portfolio (Class I) (25)	0.50%	--	0.08%	0.58%	--	0.58%
ING VP Growth Portfolio (Class I) (25)(28)	0.60%	--	0.09%	0.69%	--	0.69%
ING VP Index Plus LargeCap Portfolio (Class I) (25)(28)	0.35%	--	0.09%	0.44%	--	0.44%
ING VP Index Plus MidCap Portfolio (Class I) (25)(28)	0.40%	--	0.09%	0.49%	--	0.49%
ING VP Index Plus SmallCap Portfolio (Class I) (25)(28)	0.40%	--	0.09%	0.49%	--	0.49%
ING VP Intermediate Bond Portfolio (Class I) (25)	0.40%	--	0.08%	0.48%	--	0.48%
ING VP International Equity Portfolio (Class I) (25)(28)	0.85%	--	0.10%	0.95%	(0.20%)	1.15%
ING VP International Value Portfolio (Class I) (26)(27)	1.00%	--	0.22%	1.22%	0.22%	1.00%

ING VP MidCap Opportunities Portfolio (Class I) (26)(27)	0.75%	--	0.21%	0.96%	0.02%	0.94%
ING VP Money Market Portfolio (Class I) (25)	0.25%	--	0.09%	0.34%	--	0.34%
ING VP Real Estate Portfolio (Class I) (26)(27)	0.80%	--	0.45%	1.25%	0.20%	1.05%
ING VP Small Company Portfolio (Class I) (25)(28)	0.75%	--	0.09%	0.84%	--	0.84%
ING VP SmallCap Opportunities Portfolio (Class I) (26)(27)	0.75%	--	0.19%	0.94%	0.04%	0.90%
ING VP Strategic Allocation Balanced Portfolio (Class I) (25)(28)	0.60%	--	0.10%	0.70%	--	0.70%
ING VP Strategic Allocation Growth Portfolio (Class I) (25)(28)	0.60%	--	0.10%	0.70%	--	0.70%
ING VP Strategic Allocation Income Portfolio (Class I) (25)(28)	0.60%	--	0.10%	0.70%	0.05%	0.65%

PRO.130822-06	10

Fund Name	Management (Advisory) Fees	12b-1 Fee	Other Expenses	Total Annual Fund Operating Expenses	Fees and Expenses Waived or Reimbursed	Net Annual Fund Operating Expenses
ING VP Value Opportunity Portfolio (Class I) (25)(28)	0.60%	--	0.09%	0.69%	--	0.69%
Lord Abbett Series Fund - Growth and Income Portfolio (Class VC)	0.50%	--	0.39%	0.89%	--	0.89%
Lord Abbett Series Fund - Mid-Cap Value Portfolio (Class VC)	0.75%	--	0.42%	1.17%	--	1.17%
New Perspective Fund® (Class R-4)(29)(30)	0.39%	0.25%	0.19%	0.83%	--	0.83%
Oppenheimer Developing Markets Fund (Class A)(31)	0.91%	0.24%	0.37%	1.52%	--	1.52%
Oppenheimer Main Street Small Cap Fund®/VA	0.75%	--	0.08%	0.83%	--	0.83%
PIMCO VIT - Real Return Portfolio(32)	0.25%	--	0.40%	0.65%	--	0.65%
Pioneer Equity Income VCT Portfolio (Class I)	0.65%	--	0.07%	0.72%	--	0.72%
Pioneer Fund VCT Portfolio (Class I)	0.65%	--	0.06%	0.71%	--	0.71%
Pioneer High Yield VCT Portfolio (Class I)	0.65%	--	0.13%	0.78%	--	0.78%
Pioneer Mid Cap Value VCT Portfolio (Class I)	0.65%	--	0.07%	0.72%	--	0.72%
Templeton Global Bond Fund (Class A)(33)	0.46%	0.25%	0.42%	1.13%	--	1.13%
The Growth Fund of America® (Class R-4)(34)	0.29%	0.25%	0.17%	0.71%	--	0.71%
Wanger Select(35)(36)	0.85%	--	0.15%	1.00%	--	1.00%
Wanger U.S. Smaller Companies(37)	0.91%	--	0.08%	0.99%	--	0.99%
Washington Mutual Investors FundSM (Class R-4)(38)	0.28%	0.25%	0.17%	0.70%	--	0.70%
Footnotes to "Fund Expense Table"
(1)

The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments may also be used by the company to finance distribution. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown. See "Fees - Fund Fees and Expenses" for additional information.

(2)

In the case of fund companies affiliated with the Company, where the Company or an affiliated investment adviser employs subadvisers to manage the funds, no payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. The investment management fee shown in the fee table is apportioned between the Company or other affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the investment adviser, including the Company. This apportionment of the investment advisory fee does not increase, directly or indirectly, the fees and expenses shown. See "Fees - Fund Fees and Expenses" for additional information.

(3)

The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items as discussed in the fund's prospectus) of Series I shares to 1.30% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. The expense limitation agreements are in effect through April 30, 2006. Please refer to the fund's prospectus for more detailed information. In addition, effective July 1, 2005 through June 30, 2006, the fund's advisor has contractually agreed to waive 0.02% of its Management Fees for AIM V.I. Premier Equity Fund (Series I).

(4)

Expenses are based on expenses for the Portfolio's most recent fiscal year ended December 31, 2004. Management fees include the Subadvisory fees paid by the Advisor ("Calvert"), to the Subadvisors, and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of Calvert.

PRO.130822-06	11

(5)

Annual fund operating expenses shown in the table are annualized based on the fund's fiscal year ended March 31, 2004. 12b-1 fees may not exceed 0.50% for Class R-4 of the class' average net assets annually. A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

(6)

Expense information listed is for the fiscal year ended July 31, 2004. The management fees shown in the table have been restated to reflect current fees. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. Expenses listed do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 1.36% for Class A.

(7)	Effective April 8, 2005, Rule 12b-1 fees for Class A shares of the fund will be paid at a rate of 0.25% of the fund's average daily net assets.
(8)	While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.
(9)

The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an exemptive order by the SEC. The Fund's fiscal year end is April 30.

(10)	The fees and expenses shown in the table are based on the fiscal year ended October 31, 2004.
(11)

The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets based on each Portfolio's actual operating expenses for Class S shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which Directed Services, Inc. (DSI) as adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year. Other Expenses for each Portfolio include a Shareholder Services fee of 0.25%. Effective March 1, 2004, the management fee structure for ING JPMorgan Emerging Markets Equity Portfolio was revised. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolios. The Portfolios would also bear any extraordinary expenses.

(12)

A portion of the brokerage commissions that the ING Alliance Mid Cap Growth, ING JPMorgan Small Cap Equity, ING Legg Mason Value, ING Marsico Growth, ING Oppenheimer Main Street, ING T. Rowe Price Capital Appreciation and ING Van Kampen Growth and Income Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions the Total Annual Fund Operating Expenses for each Portfolio for the year ended December 31, 2004 would have been 0.97%, 1.12%, 1.06%, 1.00%, 0.86%, 0.90% and 0.90%, respectively. This arrangement may be discontinued at any time.

(13)	Other Expenses include a Shareholder Services fee of 0.25%.
(14)

Other Expenses include a Shareholder Services fee of 0.25%. Effective December 1, 2004, Management (Advisory) Fees were restated to reflect a decrease as follows: from 0.80% to 0.64% for ING American Century Select Portfolio; from 0.85% to 0.64% for ING T. Rowe Price Diversified Mid Cap Growth Portfolio; and from 0.85% to 0.55% for ING Van Kampen Equity and Income Portfolio. Effective December 1, 2004, the administrative fees (included in Other Expenses) were restated to reflect a decrease as follows: from 0.20% to 0.02% for ING American Century Select Portfolio, ING T. Rowe Price Diversified Mid Cap Growth Portfolio and ING Van Kampen Equity and Income Portfolio.

(15)

Other Expenses include a Shareholder Services fee of 0.25%. The Administrator of the Fund has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expenses for ING American Century Small Cap Value, ING Baron Small Cap Growth, and ING Van Kampen Comstock Portfolios so that the Net Annual Fund Operating Expenses for these Portfolios shall not exceed 1.55%, 1.45%, and 1.13%, respectively, through May 1, 2006. Without this waiver, the Net Annual Fund Operating Expenses would be 1.65% for ING American Century Small Cap Value, 1.50% for ING Baron Small Cap Growth and 1.20% for ING Van Kampen Comstock Portfolios. In addition, effective June 1, 2005, ING Life Insurance and Annuity Company, the Portfolio's investment adviser, has contractually agreed to waive a portion of the management fee for ING Van Kampen Comstock Portfolio. Based upon net assets as of December 31, 2004, the management fee waiver for the Portfolio would equal 0.02%. This expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.

(16)

The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for each Portfolio are based on estimated amounts for the current fiscal year as they had not had a full year of operations as of December 31, 2004. Other Expenses for each Portfolio include a Shareholder Services fee of 0.25%. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolios. The Portfolios would also bear any extraordinary expenses.

(17)

Directed Services, Inc. (DSI), the adviser, has contractually agreed to waive a portion of the management fee for the Portfolio. Based upon net assets as of December 31, 2004, the management fee waiver for the Portfolio would equal 0.03%. This expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.

PRO.130822-06	12

(18)

The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for each Portfolio are estimated as they had not commenced operations as of December 31, 2004. Other Expenses for each Portfolio include a Shareholder Services fee of 0.25%. Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for this Portfolio. Other Expenses for each Portfolio are estimated because the Portfolio did not have a full calendar year of operations as of December 31, 2004 (the Portfolio's fiscal year end).

(19)

Directed Services, Inc. (DSI), the adviser, has entered into a written expense limitation agreement with respect to these Portfolios under which it will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. The expense limitation agreement will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(20)	Effective December 1, 2004, the administrative fees (included in Other Expenses) were restated to reflect a decrease from 0.60% to 0.06% for ING Oppenheimer Global Portfolio.
(21)	Based on estimated expenses for the current fiscal year.
(22)

The Portfolio is structured as a fund of funds, and invests directly in shares of underlying funds. See "Fees - Fund Fees and Expenses" for additional information. The table reflects net operating expenses paid directly and indirectly by each Portfolio. Other Expenses include a Shareholder Services fee of 0.25%. Shareholders of a Portfolio will indirectly bear the expenses of an Underlying Fund based upon the percentage of a Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio's allocation to that Underlying Fund, will vary from year to year, the expenses paid by a Portfolio may vary from year to year. These expense ratios are estimates based on the target allocations among the Underlying Funds based upon information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2004. For information regarding expenses of the Underlying Funds, see the Fund's prospectus. Other Expenses are estimated for each Portfolio's current fiscal year. Operating expenses are shown without allocations to the Fixed Account. Estimated net operating expenses for the Service Class shares including allocations to the Fixed Account would be 0.83% for ING Solution Income Portfolio; 0.96% for ING Solution 2015 Portfolio; 1.06% for ING Solution 2025 Portfolio; 1.14% for ING Solution 2035 Portfolio; and 1.17% for ING Solution 2045. See the Fund's prospectus for further information regarding investment into the Fixed Account and expenses including the Fixed Account.

(23)

The Fund's adviser has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the Solutions Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by the Fund's adviser within three years. The amount of each Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. The expense limitation agreement will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(24)

The amounts shown are estimated operating expenses for Class I shares of the Portfolio as a ratio of expenses to average daily net assets. These estimates are based on the Portfolio's actual operating expenses for Class I shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which DSI, as adviser to each Portfolio, has agreed for the Portfolio for the current fiscal year. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would also bear any extraordinary expenses.

(25)

The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed for each Portfolio. ING Funds Services, LLC receives an annual administrative fee (included in Other Expenses) equal to 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

(26)

The amounts shown are the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. With the exception of ING VP Financial Services Portfolio and ING VP Real Estate Portfolio, these estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year. For ING VP Financial Services Portfolio and ING VP Real Estate Portfolio, which have not had a full year of operations, as of December 31, 2004, expenses are based on estimated amounts for the current fiscal year.

PRO.130822-06	13

(27)

ING Funds Services, LLC receives an annual administration fee (included in Other Expenses) equal to 0.10% of each Portfolio's average daily net assets. ING Investments, LLC has entered into a written expense limitation agreement with ING Variable Products Trust under which it will limit expenses of the Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading Fees and Expenses Waived or Reimbursed. The amount of expenses proposed to be waived during the current fiscal year by ING Investments, LLC for ING VP Financial Services Portfolio and ING VP Real Estate Portfolio, are shown under the heading Fees and Expenses Waived or Reimbursed. For each Portfolio, the expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(28)

ING Investments, LLC, the investment adviser to each Portfolio, has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. Recoupments are shown as negative numbers under Fees and Expenses Waived or Reimbursed. The expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(29)

Annual fund operating expenses shown in the table are based on the fund's fiscal year ended September 30, 2004. 12b-1 fees may not exceed 0.50% for Class R-4 of the class' average net assets annually. A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

(30)

The fund's investment adviser is waiving a portion of its management fees. Figures shown reflect the waiver. Please see the fund's prospectus or annual report for details. The reimbursement for Class R-4 shares did not change the net expenses reported in the table for these share classes.

(31)

The fees and expenses in the table are based on the Fund's expenses during its fiscal year ended August 31, 2004. Expenses may vary in future years. Other Expenses include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays. The Other Expenses in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time.

(32)

Other Expenses reflect an administrative fee of 0.25% and a service fee of 0.15%. PIMCO has contractually agreed, for the Portfolio's current fiscal year (12/31), to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of Trustees' fees, 0.65% of average daily net assets. Under the Expense Limitation Agreement, which renews annually unless terminated by PIMCO upon 30 days' notice, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit. Ratio of net expenses to average net assets excluding interest expense is 0.65%.

(33)	The Fund's fiscal year end is August 31.
(34)

Annual fund operating expenses shown in the table are based on the fund's fiscal year ended August 31, 2004. 12b-1 fees may not exceed 0.50% for Class R-4 of the class' average net assets annually. A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

(35)

Management fees have been restated to reflect contractual changes to the management fee for the Fund as of February 10, 2005. Previously, the Adviser had waived a portion of its fees so that those fees were retained at the following rate: 0.85%. The fee waiver was effective as of February 10, 2005 but applied as if it had gone into effect on December 1, 2004. If the fee waiver had not been implemented as noted, actual expenses of the Fund would be as follows: management fee, 0.95%; other expenses, 0.15%; and total operating expenses, 1.10%.

(36)	The Adviser has undertaken to limit Wanger Select's annual expenses to 1.35% of its average net assets. This expense limitation is contractual and will terminate on April 30, 2006.
(37)

Management fees have been restated to reflect contractual changes to the management fee for the Fund as of February 10, 2005. Previously, the Adviser had waived a portion of its fees so that those fees were retained at the following rates: 0.99% of net assets up to $100 million; 0.94% of the next $150 million; and 0.89% of net assets in excess of $250 million. The fee waiver was effective as of February 10, 2005 but applied as if it had gone into effect on December 1, 2004. If the fee waiver had not been implemented as noted, actual expenses of the Fund would be as follows: management fee, 0.92%; other expenses, 0.08%; and total operating expenses, 1.00%.

(38)

Annual fund operating expenses shown in the table are annualized based on the fund's fiscal year ended April 30, 2004. 12b-1 fees may not exceed 0.50% for Class R-4 of the class' average net assets annually. A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

PRO.130822-06	14

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix IV we provide condensed financial information about the Variable Annuity Account I (the separate account) subaccounts you may invest in through the Contract. The numbers show the year-end unit values in each subaccount from the date of first availability.

INVESTMENT OPTIONS

The contract offers variable investment options and a fixed interest option. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account I (the separate account), a separate account of the Company. Earnings on amounts invested in the subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Fund Descriptions. We provide brief descriptions of the funds in Appendix III. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge at the telephone number listed in "Contract Overview - Questions," by accessing the SEC's web site, or by contacting the SEC Public Reference Branch.

Fixed Interest Option. For a description of the Fixed Plus Account, see Appendix I.

Selecting Investment Options

  Choose options appropriate for you. Your local representative can help you evaluate which investment options may be appropriate for your financial goals.

  Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

  Be informed. Read this prospectus, the fund prospectuses and the Fixed Plus Account appendix.

Limits on Option Availability. Some investment options may not be available through certain contracts and plans or in some states. We may add, withdraw or substitute investment options, subject to the conditions in the contract and in compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

Limits on Number of Options Selected. Generally, the contract holder, or you if permitted by the plan, may select no more than 18 investment options at one time during the accumulation phase of your account. If you have an outstanding loan (403(b) and some 401(a) plans only), you may currently make a total of 18 cumulative selections over the life of the account. Each subaccount and the Fixed Plus Account counts toward these limits. If you have a loan on the account, each option counts toward the limit, even after the full value is transferred to other options.

Limits Imposed by Underlying Funds. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

PRO.130822-06	15

Additional Risks of Investing in the Funds.

Insurance-Dedicated Funds. (Mixed and Shared Funding) Most of the funds described in this prospectus are available only to insurance companies for their variable contracts. Such funds are often referred to as "insurance-dedicated funds," and are used for "mixed" and "shared" funding.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.
"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.
Mixed-bought for annuities and life insurance
Shared-bought by more than one company

Public Funds. The following funds, which the subaccounts buy for variable annuity contracts, are also available to the general public:

  EuroPacific Growth Fund® (Class R-4)
  Evergreen Special Values Fund (Class A)
  Hibernia Mid Cap Equity Fund (Class A)
  New Perspective Fund® (Class R-4)
  Oppenheimer Developing Markets Fund (Class A)
  Templeton Global Bond Fund (Class A)
  The Growth Fund of America® (Class R-4)
  Washington Mutual Investors FundSM (Class R-4)

Possible Conflicts of Interest. With respect to the insurance-dedicated funds and the public funds, it is possible that a conflict of interest may arise due to mixed and shared funding. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-dedicated fund's board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts which may arise and to determine what action, if any, should be taken to address such conflicts. With respect to both the public funds and the insurance-dedicated funds, in the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account I from participation in the funds which are involved in the conflict.

TRANSFERS

Transfers Among Investment Options. During the accumulation phase and the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options. Transfers from the Fixed Plus Account are restricted as outlined in Appendix I and the contract. Transfers may be requested in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

Value of Transferred Dollars. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at our USFS Customer Service Center, or if you are participating in the dollar cost averaging program, after your scheduled transfer.

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Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions, (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Limits on Frequent or Disruptive Transfers. The contract is not designed to serve as a vehicle for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses through: 1) increased trading and transaction costs; 2) forced and unplanned portfolio turnover; 3) lost opportunity costs; and 4) large asset swings that decrease the fund's ability to provide maximum investment return to all contract holders and participants. This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies and make frequent transfers should not purchase the contract.

We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:
1) exceeds our then-current monitoring standard for frequent trading;
2) is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or
3) if we determine in our sole discretion that such transfer activity may not be in the best interests of other contract holders or participants,

we will take the following actions to deter such transfer activity. Upon the first violation, we will send a one time warning letter. A second violation will result in the suspension of trading privileges via facsimile, telephone, email and internet, and limit trading privileges to submission by regular U.S. mail for a period of six months. At the end of that period, trading privileges will be reinstated. If there is another violation after such rights are reinstated, we will suspend such privileges permanently. We will notify you in writing if we take any of these actions.

Additionally, if such transfer activity is initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners or participants, we will also take the following actions, without prior notice: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder or participant; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder or participant at a time.

Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract holders, participants and fund investors and/or state or federal regulatory requirements. If we modify such standard, it will be applied uniformly to all contract holders and participants or, as applicable, to all contract holders and participants investing in the underlying fund.

In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we will take the same actions as are described above to limit frequent transfers.

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The Company does not allow waivers to the above policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by Underlying Funds. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

The Dollar Cost Averaging Program. Certain contracts allow you to participate in our dollar cost averaging program. There is no additional charge for this service. Dollar cost averaging is a system of investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in "Contract Overview-Questions."

CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase. The contracts available for purchase are group deferred variable annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax Code sections 401(a) and 403(b).

Purchasing the Contract.
1.	The contract holder submits the required forms and application to the Company.
2.	We approve the forms and issue a contract to the contract holder.
Participating in the Contract.
1.	We provide you with enrollment materials for completion and return to us (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder).
2.

If your enrollment materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions.

Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the purchase payments in the ING VP Money Market Portfolio subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment, we will return the forms and any purchase payments.

Methods of Purchase Payment. The contract may allow one or more of the following purchase payment methods:
Lump-sum payments-A one-time payment to your account in the form of a transfer from a previous plan; and/or
Installment payments-More than one payment made over time to your account.
The plan and the contract may have certain rules or restrictions that apply to use of these two methods. For example, we may require that installment payments meet certain minimums.

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Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See "Investment Options" and "Transfers."

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See "Taxation."

Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contract should be discussed with your financial representative, making sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur. You should pay attention to the following issues, among others:

(1)

Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59 1/2.

(2)

Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.

(3)

Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

(4)

Exchanges - If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify any increased charges that might apply under this contract. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products. We and our affiliates offer various other products with different features and terms than these contracts that may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative. These alternative options may not be available under your plan.

CONTRACT OWNERSHIP AND RIGHTS

Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.

Who Owns Money Accumulated Under the Contract? Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent that you are vested under the plan as interpreted by the contract holder.

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Who Holds Rights Under the Contract? The contract holder holds all rights under the contract. The contract holder may permit you to exercise some of those rights. For example, the contract holder may allow you to choose investment options. For additional information about the respective rights of the contract holder and participants, see Appendix II.

RIGHT TO CANCEL

When and How to Cancel. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder's receipt of the contract.

If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within 10 days (or a longer period if required by state law) after you receive confirmation of your participation in the contract.

Refunds. We will produce a refund not later than seven calendar days after we receive the required documents and written notice in good order at our USFS Customer Service Center. The refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges and administrative expense charges (if any) deducted during the period you held the contract will not be returned. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

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FEES

The following repeats and adds to information provided in the "Fee Table" section. Please review both this section and the "Fee Table" section for information on fees.

Types of Fees

There are certain types of fees or charges which you may incur under the contract:

  Maximum Transaction Fees
  Redemption Fees
  Fees Deducted from the Subaccounts
  Mortality and Expense Risk Charge
  Administrative Expense Charge
  Fund Fees and Expenses
  Premium and Other Taxes

Maximum Transaction Fees
Redemption Fees

If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value.

Fees Deducted from the Subaccounts
Mortality and Expense Risk Charge

Maximum Amount. 1.00% annually of your account value invested in the subaccounts during the accumulation phase and 1.25% annually of your account value invested in the subaccounts during the income phase.

When/How. This fee is deducted daily from the subaccounts. We do not deduct this from the Fixed Plus Account.
Purpose. This fee compensates us for the mortality and expense risks we assume under the contracts.

  The mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits and other payments we make to owners or beneficiaries of the accounts.

The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

Reduction. We may reduce the mortality and expense risk charge from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);

PRO.130822-06	21

The size of the prospective group, projected annual number of eligible participants and the program's participation rate;

  The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);

The frequency, consistency and method of submitting payments and loan repayments;
The method and extent of onsite services we provide and the contract holder's involvement in services such as enrollment and ongoing participant services;
The contract holder's support and involvement in the communication, enrollment, participant education and other administrative services;
The projected frequency of distributions; and
The type and level of other factors that affect the overall administrative expense.

We will determine any reduction of mortality and expense risk on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.

Administrative Expense Charge
Maximum Amount. We currently do not impose this fee. However, we reserve the right to charge an administrative expense charge of up to 0.25% annually of your account value invested in the subaccounts.

When/How. If charged, this fee is deducted daily from the subaccounts. We will not deduct this from the Fixed Plus Account. This fee may be assessed during the accumulation phase and the income phase. If we are imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

Purpose. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense charge described above. The fee is not intended to exceed our average expected cost of administering the contracts. We do not expect to make a profit from this fee.

Reduction. If we charge the administrative expense charge, we may reduce it from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder, in writing. The level of the fee may be reassessed and increased or decreased at each contract anniversary as the characteristics of the group change.

Fund Fees and Expenses

As shown in the Fund Expense Table which begins of on page 8 of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract owner or participant services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds' fees and expenses, review each fund's prospectus.

The Company or its U.S. affiliates receive varying levels of revenue from each of the funds available through the contract. In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by Company affiliates (including but not limited to ING Life Insurance and Annuity Company, ING Investments, LLC and Directed Services, Inc.), which funds may or may not also be subadvised by a Company affiliate. Assets allocated to funds managed by a Company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generally generate the least amount of revenue.

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Types of Revenue Received from Affiliated Funds

Affiliated funds are (a) funds managed by ING Life Insurance and Annuity Company, ING Investments, LLC, Directed Services, Inc. or other Company affiliates, which may or may not also be subadvised by another Company affiliate; and (b) funds managed by a Company affiliate but which are subadvised by unaffiliated third parties.

Revenues received by the Company from affiliated funds include:
Service fees that are deducted from fund assets and included within the "Other Expenses" column of the Fund Expense Table; and

  For certain share classes, the Company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 Fees" column of the Fund Expense Table.

Additionally, the Company receives other revenues from affiliated funds which may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the management fees shown in the Fund Expense Table. These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

Types of Revenue Received from Unaffiliated Funds

Revenue~~s~~ received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the Company or its affiliates from unaffiliated funds include:
For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund Expense Table; and

  Additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates or as an incentive for us to make the funds available through the contract. These additional payments are not disclosed in the Fund Expense Table and do not increase directly or indirectly the fees and expenses shown in the Fund Expense Table. These additional payments may be used by us to finance distribution of the contract.

The following table shows the sixteen unaffiliated fund families and/or investment management groups which have funds currently offered through the contract, ranked according to the total amount they paid to the Company or its affiliates in 2004, in connection with the registered variable annuity contracts issued by the Company:

1. Janus Funds 2. Fidelity Investments 3. OppenheimerFunds 4. AIM Investments 5. Lord Abbett Funds 6. Calvert Funds 7. FranklinTempleton Investments 8. Pioneer Investments	9. Evergreen Investments 10. American Funds 11. Pax World Funds 12. American Century Investments 13. PIMCO Funds 14. Columbia Wanger Asset Management, L.P. 15. Hibernia Funds 16. Aquinas Funds

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If the revenues received from affiliated funds were included in the table above, payments from ING Investments, LLC and other Company affiliates would be at the top of the list.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds.

Certain funds may be structured as fund of funds (including ING Solution portfolios). These may have higher fees and expenses than a fund that invests directly in debt and equity securities. The Fund Expense Table included in the "Fee Table" section reflects the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. These funds are identified in the "Fund Expense Table" and on the front page of this prospectus.

Premium and Other Taxes
Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See "Taxation."
YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:
Account dollars directed to the Fixed Plus Account, including interest earnings to date; less
Any deductions from the Fixed Plus Account (e.g. withdrawals); plus
The current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account I subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units vary daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative expense charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor
Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

PRO.130822-06	24

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:
The net assets of the fund held by the subaccount as of the current valuation; minus
The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed);
Divided by the total value of the subaccount's units at the preceding valuation;
Minus a daily deduction for the mortality and expense risk charge and the administrative expense charge, if any. See "Fees."
The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time), the applicable AUV's are $10 for Subaccount A, and $25 for Subaccount B. The investor's account is credited with 300 accumulation units of subaccount A and 80 accumulation units of subaccount B.

Step 1: An investor contributes $5,000.

Step 2:

A. He directs us to invest $3,000 in Fund A. His dollars purchase 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

B. He directs us to invest $2,000 in Fund B. His dollars purchase 80 accumulation units of Subaccount B ($2,000 divided by the current $25 AUV).

Step 3: The separate account then purchases shares of the applicable funds at the current market value (net asset value or NAV).

$5,000 contribution
Step 1 â
ING Life Insurance and Annuity Company
Step 2 â
Variable Annuity Account I
Subaccount A 300 accumulation units	Subaccount B 80 accumulation units	Etc.
â Step 3 â
Fund A	Fund B

The fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in "Contract Purchase and Participation." Subsequent purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the New York Stock Exchange will purchase subaccount accumulation units at the AUV computed after the close of the Exchange on that day. The value of subaccounts may vary day to day.

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WITHDRAWALS

Deductions for Taxes

Amounts withdrawn may be subject to redemption fees, tax penalties and withholding. See "Taxation." To determine which may apply, refer to the appropriate sections of this prospectus, contact your local representative or call the Company at the number listed in "Contract Overview- Questions."

Making a Withdrawal. Subject to limitations on withdrawals from the Fixed Plus Account and other restrictions (see "Withdrawal Restrictions" below), the contract holder, or you if permitted by the plan, may withdraw all or a portion of your account value at any time during the accumulation phase.

Steps for Making a Withdrawal. The contract holder, or you if permitted by the plan, must:
Select the withdrawal amount.
Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, plus the amount available for withdrawal from the Fixed Plus Account.

  Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. The amount available from the Fixed Plus Account may be limited.

For a description of limitations on withdrawals from the Fixed Plus Account, see Appendix I.

  Select investment options. If this is not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.

Properly complete a disbursement form and submit it to the USFS Customer Service Center.

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:

(1) As of the next valuation date after we receive a request for withdrawal in good order at our USFS Customer Service Center; or
(2) On such later date as specified on the disbursement form.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment not later than seven calendar days following our receipt of your disbursement form in good order.

Reinvestment Privilege. The contracts allow a one-time use of a reinvestment privilege. Within 30 days after a full withdrawal, if allowed by law, you may elect to reinvest all or a portion of the proceeds. We must receive reinvested amounts within 60 days of the withdrawal. We will credit the account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will reinvest in the same investment options and proportions in place at the time of withdrawal. Seek competent advice regarding the tax consequences associated with reinvestment.

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Withdrawal Restrictions. Some plans may have other limits on withdrawals, other than or in addition to those listed below.

  Section 403(b)(11) of the Tax Code prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 59 1/2, severance from employment, or financial hardship, of the following: (1) Salary reduction contributions made after December 31, 1988 and; (2) Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988 (these amounts are not available for hardship withdrawals).

The contract may require that the contract holder certify that you are eligible for the distribution.
LOANS

Availability. If allowed by the contract and the plan, you may take out a loan from your account value during the accumulation phase. Some contracts restrict loans from your employer account. Loans are only allowed from amounts allocated to certain subaccounts and the Fixed Plus Account. Additional restrictions may apply under the Tax Code or due to our administrative practices. We reserve the right not to grant a loan request if the participant has an outstanding loan in default.

Requests. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to our USFS Customer Service Center. Read the terms of the loan agreement before submitting any request.

Loan Interest. Interest will be applied on loan amounts. The difference between the rate applied and the rate credited on the loans under your contract is currently 2.5% (i.e., a 2.5% loan interest rate spread). We reserve the right to apply a loan interest rate spread of up to 3.0%.

PRO.130822-06	27

SYSTEMATIC DISTRIBUTION OPTIONS

Features of a Systematic

Distribution Option

If available under your plan, a Systematic Distribution Option allows you to receive regular payments from your account without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply.

Availability of Systematic Distribution Options. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine what systematic distribution options are available, check with the contract holder or the Company. The Company reserves the right to discontinue the availability of one or all of the systematic distribution options at any time, and/or to change the terms for future elections.

Systematic distribution options currently available under the contract include the following:

  SWO-Systematic Withdrawal Option. SWO is a series of partial withdrawals from your account based on a payment method you select. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the account. (This option may not be available if you have an outstanding loan.)

  ECO-Estate Conservation Option. Also allows you to maintain the account in the accumulation phase and provides periodic payments designed to meet the Tax Code's minimum distribution requirement. Under ECO, the Company calculates the minimum distribution amount required by law at age 70 1/2 (for certain plans, 70 1/2 or retirement, if later) and pays you that amount once a year.

  Other Systematic Distribution Options may be available from time to time. Additional information relating to any of the systematic distribution options may be obtained from your local representative or from the Company's USFS Customer Service Center.

Electing a Systematic Distribution Option. The contract holder, or you if permitted by the plan, makes the election of a systematic distribution option. For some contracts, the contract holder must provide the Company with certification that the distribution is in accordance with terms of the plan.

Terminating a Systematic Distribution Option. Once you elect a systematic distribution option, you may revoke it at any time through a written request to our USFS Customer Service Center. Once revoked, an option may not be elected again until the next calendar year, nor may any other systematic distribution option be elected, unless the Tax Code permits it.

Tax Consequences. Withdrawals received through these options and revocations of elections may have tax consequences. See "Taxation."

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DEATH BENEFIT

The contract provides a death benefit in the event of your death, which is payable to the beneficiary named under the contract (contract beneficiary). The contract holder must be named as the contract beneficiary, but may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary).

During the Income Phase This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase."
During the Accumulation Phase
Payment Process
1. Following your death, the contract beneficiary (on behalf of the plan beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in good order.
2. The payment request should include selection of a benefit payment option.
3. Within seven calendar days after we receive proof of death acceptable to us and payment request in good order at our USFS Customer Service Center, we will mail payment, unless otherwise requested.
Until one of the benefit payment options listed below is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.
Benefit Payment Options. The following payment options are available, if allowed by the Tax Code:
Lump-sum payment;
Payment under an available income phase payment option (see "Income Phase-Payment Options"); and
If the contract beneficiary or plan beneficiary is your spouse, payment under an available Systematic Distribution Option (not available under all plans).

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited under this account may be less than under other settlement options.

The account value may also remain invested in the contract, however, the Tax Code limits how long the death benefit proceeds may be left in this option.

Death Benefit Calculation. The death benefit will be based on your account value. The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order. In addition to this amount, some states require we pay interest on amounts invested in the Fixed Plus Account, calculated from date of death at a rate specified by state law.

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The contracts provide a guaranteed death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death. The guaranteed death benefit is the greater of:

(a) Your account value on the day that notice of death and request for payment are received in good order at our USFS Customer Service Center; or
(b) The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account and any outstanding loan amount.

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

THE INCOME PHASE

During the income phase you receive payments from your accumulated account value.

Initiating Income Phase Payments. At least 30 days prior to the date you want to start receiving payments, the contract holder, or you if permitted by the plan, must notify us in writing of the following:

Start date;
Income phase payment option (see the income phase payment options table in this section);
Income phase payment frequency (i.e., monthly, quarterly, semi-annually or annually);
Choice of fixed or variable income phase payments;
Selection of an assumed net investment rate (only if variable income phase payments are elected); and
Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

What Affects Income Phase Payment Amounts? Some of the factors that may affect income phase payment amounts include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, and whether you select variable or fixed payments.

Fixed Income Phase Payments. Amounts funding fixed income phase payments will be held in the Company's general account. Fixed payments will remain the same over time.

Variable Income Phase Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. Some contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase. For variable payments, an assumed net investment rate must be selected.

Income Phase Payments from Fixed Plus Account Values. If a nonlifetime income phase payment option is selected, payment of amounts held in the Fixed Plus Account during the accumulation phase may only be made on a fixed basis.

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Assumed Net Investment Rate. If you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts you selected.

For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling us. See "Contract Overview-Questions."

Selecting an Increasing Payment. Under certain income phase payment options, if you select fixed payments, you may elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial income phase payment will be, while future payments will increase each year at a greater rate.

Generally, this feature is not available with cash refund payment options and nonlifetime options.
Charges Deducted

  When you select an income payment phase option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to make a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options.

  We may also deduct a daily administrative charge from amounts held in the subaccounts. We are not currently deducting this charge, but reserve the right to do so in the future. The maximum amount is 0.25% on an annual basis of your account value invested in the subaccount. If we are imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply throughout the entire income phase.

Required Minimum Payment Amounts. The initial income phase payment or the annual income phase payment total must meet the minimums stated in the contract. If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request at our USFS Customer Service Center.

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited under this account may be less than under other settlement options.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See "Taxation."

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Income Phase Payment Options

The following tables list the income phase payment options and accompanying death benefits which may be available under the contracts. Some contracts restrict the options and the terms available. Refer to your certificate or check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

Terms used in the Tables:
Annuitant: The person(s) on whose life expectancy the income phase payments are calculated.
Beneficiary: The person designated to receive the death benefit payable under the contract.
Lifetime Income Phase Payment Options
Life Income

Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment's due date.

Death Benefit-None: All payments end upon the annuitant's death.

Life Income- Guaranteed Payments*

Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.

Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.

Life Income- Two Lives

Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment's due date.

Continuing Payments:

(a) When you select this option you choose for 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or

(b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.

Death Benefit-None: All payments end after the death of both annuitants.

Life Income- Two Lives- Guaranteed Payments*

Length of Payments: For as long as either annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.

Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first death.

Death Benefit-Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.

Life Income- Cash Refund Option (fixed payment only)

Length of Payments: For as long as the annuitant lives.

Death Benefit-Payment to the Beneficiary: Following the annuitant's death, we will pay a lump-sum payment equal to the amount originally applied to the payment option (less any premium tax) and less the total amount of fixed income phase payments paid.

Life Income- Two Lives- Cash Refund Option (fixed payment only)

Length of Payments: For as long as either annuitant lives.

Continuing Payment: 100% of the payment to continue after the first death.

Death Benefit-Payment to the Beneficiary: When both annuitants die, we will pay a lump-sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of fixed income phase payments paid.

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Lifetime Income Phase Payment Options Continued:
Nonlifetime Income Phase Payment Options
Nonlifetime- Guaranteed Payments*

Length of Payments: Payments will continue for the number of years you choose, based on what is available under the contract. For amounts held in the Fixed Plus Account during the accumulation phase, the income phase payment must be on a fixed basis. In certain cases a lump-sum payment may be requested at any time (see below).

Death Benefit-Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, any remaining guaranteed payments will continue to the beneficiary unless the beneficiary elects to receive the present value of the remaining guaranteed payments in a lump sum.

Lump-Sum Payment: If the Nonlifetime-Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the USFS Customer Service Center.

Calculation of Lump-Sum Payments: If a lump-sum payment is available to a beneficiary or to you in the options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments, or the 3 1/2% or 5% assumed net investment rate for variable payments).

*Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

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TAXATION

In This Section
  Introduction
  Your Retirement Plan
  Withdrawals and other

Distributions
  Taxation of Distributions
  Taxation of Death Benefits
  10% Penalty Tax
  Withholding for Federal Income Tax
  Liability
  Required Minimum Distributions

  Rules Specific to Certain Plans
  403(b) Plans
  401(a) Plans
  Possible Changes in Taxation
  Taxation of the Company

When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.

Introduction
This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:
Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract.
Tax laws change. It is possible that a change in the future could affect contracts issued in the past.
This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions.
We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information contact the Internal Revenue Service (IRS). No attempt is made to provide more than general information about the use of the contract with tax-qualified retirement arrangements.

Your Retirement Plan

The tax rules applicable to retirement plans vary according to plan type, and terms and conditions of the plan. To understand what tax rules apply, you need to know the Tax Code section under which your plan qualifies. Contact your plan sponsor, local representative or the Company to learn which Tax Code section applies to your plan.

Plan Types. The contract is designed for use with retirement plans that qualify under Tax Code section 401(a) or 403(b). The contract provides the investment options, payout options, and other features described in this prospectus, but does not provide tax benefits beyond those provided by the plan. You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements under Tax Code sections 401(a) or 403(b) also generally defer payment of taxes on earnings until they are withdrawn. (See "Taxation of Distributions" later in this "Taxation" section for a discussion of how distributions under the various types of plans are taxed.) When an annuity contract is used to fund one of these tax-qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.

Investor Control. The IRS has stated in published rulings that a variable contract owner, including participants under Tax Code section 403(b) plans, will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income.

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Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the owner from being considered the federal tax owner of a pro rata share of the assets of the separate account.

The Contract and Retirement Plans. Contract holders and contract participants are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract.

Because the plan is not part of the contract, we are not bound by any of the plan's terms or conditions.
Withdrawals and Other Distributions
Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income phase payments, rollovers and any death benefit.
We report the taxable portion of all distributions to the IRS.
Taxation of Distributions
All distributions from 401(a) and 403(b) plans are taxed as received unless:

  The distribution is an eligible rollover distribution and it is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code, or

You made after-tax contributions to the plan. In this case, depending on the type of distribution, a portion may be excluded from gross income according to rules detailed in the Tax Code.
Taxation of Death Benefits
In general, payments received by your designated beneficiaries after your death are taxed in the same manner as if you had received those payments.
10% Penalty Tax
The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a 401(a) or 403(b) plan, unless one or more of the following apply:
(a) You have attained age 59 1/2;
(b) You have become disabled, as defined in the Tax Code;
(c) You have died and the distribution is to your beneficiary;
(d) You have separated from service with the plan sponsor at or after age 55;
(e) The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;

(f) The distribution amount is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary, and you have had a separation from service with the plan sponsor;

(g) The distribution is made due to an IRS levy upon your account; or
(h) The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO).

In addition, the penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may impose other penalty taxes in other circumstances.

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Withholding for Federal Income Tax Liability
Any taxable distributions under the contracts are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

Generally, under these plans you or a designated beneficiary may elect not to have tax withheld from distributions. However, certain distributions from these plans are subject to a mandatory 20% federal income tax withholding.

Non-resident Aliens. If you or a designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

Required Minimum Distributions
To avoid certain tax penalties, you and any designated beneficiary must meet the required minimum distributions imposed by the Tax Code. These rules dictate the following:
Start date for distributions;
The time period in which all amounts in your account(s) must be distributed; and
Distribution amounts.
Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless:
Under a 401(a) plan, you are a 5% owner, in which case such distributions must begin by April 1st of the calendar year following the calendar year in which you attain age 70 1/2; or

  Under 403(b) plans, the Company maintains records of amounts held as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or if later, retire. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:
Over your life or the joint lives of you and your designated beneficiary; or
Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.
Distribution Amounts. The amount of each periodic distribution must be calculated in accordance with Tax Code section 401(a)(9).
50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.
Minimum Distribution of Death Benefits. Different distribution requirements apply if your death occurs:
On or after you begin receiving minimum distributions under the contract; or
Before you begin receiving such distributions.

  If your death occurs on or after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Tax Code Section 401(a)(9) and the regulations thereunder provide specific rules for calculating the minimum required distributions at your death.

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  Should you die before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2005, your entire balance must be distributed to the designated beneficiary by December 31, 2010. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following time-frames:

Over the life of the designated beneficiary; or
Over a period not extending beyond the life expectancy of the designated beneficiary.
Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, the distribution must begin by the later of the following:
December 31 of the calendar year following the calendar year of your death; or
December 31 of the calendar year in which you would have attained age 70 1/2.
Rules Specific to Certain Plans
403(b) Plans

  Under Tax Code section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other Tax Code section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to any person except to an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p) or to the Company as collateral for a loan.

  Exclusions from Gross Income. In order to be excludable from gross income for federal income tax purposes, total annual contributions made by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $42,000. Compensation means your compensation for the year from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

  This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional limit specifically limits your salary reduction contributions to a 403(b) plan to generally no more than $14,000 in 2005 and 15,000 in 2006.

After 2006, contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.
Payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

  Catch-up Contributions. Notwithstanding the contribution limit provided for above and if allowed by the plan (where applicable), a participant in a 403(b) plan who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

(a) The amount provided for in Tax Code Section 414(v)(2)(B) as follows:
$4,000 in 2005;
$5,000 in 2006 and thereafter; or

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(b) The participant's compensation for the year reduced by any other elective deferrals of the participant for the year.
An additional catch-up may be available. For advice on using the contribution catch-up provisions, please consult with your tax advisor.
Restrictions on Distributions. Tax Code section 403(b)(11) restricts the distribution under Section 403(b) contracts of:
Salary reduction contributions made after December 31, 1988;
Earnings on those contributions; and
Earnings during such period on amounts held as of December 31, 1988.

  Distribution of those amounts may only occur upon your death, attainment of age 59 1/2, severance from employment, disability, or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.

The Tax Code imposes no restrictions on the distribution of employee after-tax contributions or employer contributions.

  Transfers from 403(b)(7) Custodial Accounts. If, pursuant to Revenue Ruling 90-24, the Company agrees to accept, under any of the contracts, amounts transferred from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

Taxation of Gains Prior to Distribution. Generally no amounts accumulated under the contract will be taxable prior to the time of actual distribution.

  Proposed Regulations. In November, 2004 the Treasury Department proposed regulations which, if finalized, do not take effect until after 2005. These proposed regulations may not be relied upon until they become final. We reserve the right to modify the contracts to comply with these regulations where allowed, or where required by law. The proposed regulations include the ability of a 403(b) plan to be terminated which would entitle a participant to a distribution, a revocation of IRS Revenue Ruling 90-24 which would increase restrictions on a participant's right to transfer his or her 403(b) accounts, the imposition of withdrawal restrictions on non-salary reduction contribution amounts, as well as other changes.

401(a) Plans

  Tax Code section 401(a) permits certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans.

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Assignment or Transfer of Contracts. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:
(1) a plan participant as a means to provide benefit payments;
(2) an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or
(3) to the Company as collateral for a loan.

  Exclusion From Gross Income. The Tax Code imposes a maximum limit on annual payments to your account(s) that may be excluded from gross income. The employer must calculate this limit under the plan in accordance with Tax Code section 415. This limit is generally the lesser of 100% of your compensation or $42,000. Compensation means your compensation for the year from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457. The limit applies to your contributions as well as any contributions made by your employer on your behalf. Your own limits may be higher or lower, depending on certain conditions. In addition, payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

Possible Changes in Taxation

  Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

Taxation of the Company

  We are taxed as a life insurance company under the Tax Code. Variable Annuity Account I is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

  We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

  In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

CONTRACT DISTRIBUTION

  General. The Company's subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

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  The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers, LLC or other broker-dealers which have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as "distributors."

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.
Broker-dealers which have or may enter into selling agreements with ING Financial Advisers, LLC include the following broker-dealers which are affiliated with the Company:

  Banknorth Investment Group, Inc.

  Baring Investment Services, Inc.

  Compulife Investor Services, Inc.

  Directed Services, Inc.

  Financial Network Investment Corporation

  Granite Investment Services, Inc.

  Guaranty Brokerage Services, Inc.

  ING America Equities, Inc.

  ING Barings Corp.

  ING Direct Funds Limited

  ING DIRECT Securities, Inc.

  ING Financial Partners, Inc.

  ING Funds Distributor, LLC

  Multi-Financial Securities Corporation

  PrimeVest Financial Services, Inc.

  Systematized Benefits Administrators, Inc.

  Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the separate account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

  Commission Payments. Persons who offer and sell the contracts may be paid a commission. The commissions paid on transferred assets and recurring payments made during the first year of the participant account range from 2% to 5%. After the first year of the participant account, renewal commissions up to 0.50% may be paid on recurring payments up to the amount of the previous year's payments, and commissions of up to 2% may be paid on recurring payments in excess of this amount. In addition, the Company may pay an asset based commission ranging up to 0.25%.

  Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm's practices. Commissions and annual payments, when combined, could exceed 5% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products.

  We may also enter into special compensation arrangements with certain distributors based on those firms' aggregate or anticipated sales of the contracts or other criteria. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

  Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and NASD rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

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  In addition to direct cash compensation for sales of contracts described above, distributors may also be paid additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

Wholesaling fees calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts;

Marketing allowances;

    Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products, including holding training programs at our expense;

Sponsorship payments to support attendance at meetings by registered representatives who sell our products;

Reimbursement for the cost of attendance by registered representatives at conventions that we sponsor;

    Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on contract sales.

  We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

  The following is a list of the top 25 selling firms that, during 2004, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received.

  1) Lincoln Investment Planning Inc.

  2) Symetra Investment Services, Inc.

  3) SunAmerica Securities, Inc.

  4) Securities America, Inc.

  5) ING Financial Partners, Inc.

  6) Financial Network Investment Corporation

  7) Investacorp Inc.

  8) Huckin Financial Group

  9) National Planning Corporation

  10) Walnut Street Securities, Inc.

  11) NIA Securities, L.L.C.

  12) MML Investors Services, Inc.

  13) Cadaret, Grant & Co., Inc.

  14) Proequities, Inc.

  15) Investment Professionals, Inc.

  16) Jefferson Pilot Securities Corporation

  17) McGinn, Smith & Co., Inc.

  18) Linsco/Private Ledger Corp.

  19) Queens Road Securities

  20) A.G. Edwards & Sons

  21) Horan Securities, Inc.

  22) Lincoln Financial Advisors Corporation

  23) Securities Service Network, Inc.

  24) Woodbury Financial Services, Inc.

  25) M Holdings Securities, Inc.

If the amounts paid to ING Financial Advisers, LLC, were included, ING Financial Advisers, LLC would be at the top of the list.

  This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

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The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.
Third Party Compensation Arrangements. Occasionally:
Commissions and fees may be paid to distributors affiliated or associated with the contract holder, you and/or other contract participants; and/or

  The Company may enter into agreements with entities associated with the contract holder, you and/or other participants. Through such agreements, we may pay the entities for certain services in connection with administering the contract.

  In both these circumstances there may be an understanding that the distributor or entities would endorse us as a provider of the contract. You will be notified if you are purchasing a contract that is subject to these arrangements.

OTHER TOPICS

The Company

  ING Life Insurance and Annuity Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits. We are a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc.

  We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company ws known as Aetna Life Insurance and Annuity Company.

  Prior to January 1, 2006, the Contracts were issued by ING Insurance Company of America ("IICA"), a direct wholly-owned subsidiary of the Company. On December 31, 2005, IICA merged with and into ING Life Insurance and Annuity Company, and ING Life Insurance and Annuity Company assumed responsibility for IICA's obligations under the Contracts. IICA was a life insurance company organized under the insurance laws of the State of Connecticut in 1990 and redomesticated under the insurance laws of the State of Florida on January 5, 2000. Prior to May 1, 2002, IICA was knows as Aetna Insurance Company of America.

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:
151 Farmington Avenue Hartford, Connecticut 06156

Variable Annuity Account I

  Variable Annuity Account I (the "separate account") was established in 1994 as a separate account of ING Insurance Company of America. In connection with the merger of ING Insurance Company of America with and into ING Life Insurance and Annuity Company, the separate account was transferred to ING Life Insurance and Annuity Company on December 31, 2005. The separate account retained its name, Variable Annuity Account I. Variable Annuity Account I is a segregated asset account used to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

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The separate account is divided into "subaccounts." These subaccounts invest directly in shares of a corresponding fund.

  Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

Performance Reporting
We may advertise different types of historical performance for the subaccounts including:
Standardized average annual total returns; and
Non-standardized average annual total returns.
We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

  Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., mortality and expense risk charges and administrative expense charges (if any)).

  Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except non-standardized returns may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the fund's inception date and/or the date the fund was added to the separate account.

Voting Rights

  Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Generally, under contracts issued in connection with section 403(b) or 401(a) plans, you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts.
During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.
During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

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Contract Modification

  We may change the tables for determining the amount of income phase payments attributable only to contributions accepted after the effective date of the change, without contract holder consent. Such a change will not become effective earlier than twelve months after (1) the effective date of the contract, or (2) the effective date of a previous change. We will notify the contract holder in writing at least 30 days before the effective date of the change. We may not make contract changes which adversely affect the annuity benefits attributable to contributions already made to the contract.

Legal Matters and Proceedings
We are not aware of any pending legal proceedings which involve the separate account as a party.

  We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

  ING Financial Advisers, LLC, the principal underwriter and distributor of the contract (the "distributor"), is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Suits against the distributor sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. In a number of pending cases, claims have been made that a former registered representative of the distributor converted client funds to the representatives' personal use. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the contract.

Payment Delay or Suspension
We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:
(a) On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings), or when trading on the Exchange is restricted;
(b)

  When an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable for us fairly to determine the value of the subaccount's assets; or

(c) During any other periods the SEC may by order permit for the protection of investors.
The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.
Transfer of Ownership; Assignment

  An assignment of a contract will only be binding on us if it is made in writing and sent to us at our USFS Customer Service Center. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

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Account Termination

  Where allowed by state law, we reserve the right to terminate an individual account if the account value is less than $3,500 and this value is not due to negative investment performance. We will notify you or the contract holder 90 days prior to terminating the account.

Intent to Confirm Quarterly
We will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

Regulatory Matters

  As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

  The Statement of Additional Information contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

  General Information and History
  Variable Annuity Account I
  Offering and Purchase of Contracts
  Income Phase Payments
  Sales Material and Advertising
  Independent Registered Public Accounting Firm

  Financial Statements

  Financial Statements of the Separate Account

  Financial Statements of ING Life Insurance and Annuity Company

  You may request an SAI by calling the USFS Customer Service Center at the number listed in "Contract Overview-Questions."

PRO.130822-06	45

APPENDIX I FIXED PLUS ACCOUNT

The Fixed Plus Account is an investment option available during the accumulation phase.
Amounts allocated to the Fixed Plus Account are held in the Company's general account which supports insurance and annuity obligations.
Additional information about this option may be found in the contract.

  General Disclosure. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

  Certain Restrictions. We reserve the right to limit investment in or transfers to the Fixed Plus Account. You may not elect certain withdrawal options, including the systematic distribution option, if you have requested a Fixed Plus Account transfer or withdrawal in the prior 12-month period. Under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account for a period of up to six months or as provided by federal law.

  Interest Rates. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

  Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

  Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account value as a partial withdrawal in each twelve (12) month period. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at our USFS Customer Service Center. The amount allowed for partial withdrawal is reduced by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.

  Waiver of Partial Withdrawal Limits. We waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option. We also waive the 20% limit for withdrawals due to your death before income phase payments begin. The waiver upon death may only be exercised once, must occur within six months after your date of death and must be made proportionally from all subaccounts and the Fixed Plus Account in which the account was invested.

PRO.130822-06	46

  Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

  Requests for Full Withdrawals. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments equal to:

    One-fifth of the Fixed Plus Account value on the day the request is received in good order, reduced by any Fixed Plus Account withdrawals, transfers or amounts used to fund income phase payments or loans made during the prior 12 months;

One-fourth of the remaining Fixed Plus Account value 12 months later;
One-third of the remaining Fixed Plus Account value 12 months later;
One-half of the remaining Fixed Plus Account value 12 months later; and
The balance of the Fixed Plus Account value 12 months later.

  Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the Fixed Plus Account. A full withdrawal may be canceled at any time before the end of the five-payment period.

Waiver of Full Withdrawal Provisions. We will waive the Fixed Plus Account five-installment payout for full withdrawals made due to one or more of the following:
(a)	Due to your death during the accumulation phase; or
(b)	Due to the election of an income phase payment option; or
(c)	When the Fixed Plus Account value is $3,500 or less and no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months.
Additionally, we will waive the five-payment full withdrawal provision due to one or more of the following:
1.	Due to financial hardship as defined by the Tax Code and regulations thereunder, if all of the following conditions are met:
The hardship is certified by the employer;
The amount is paid directly to you; and

  The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 10% of the average value of your account(s) and all other accounts under the relevant contract during that same period.

2.	Due to your separation from service with the employer, provided that all the following apply:

    The withdrawal is due to your separation from service with your employer. Although the Tax Code permits distributions upon a participant's severance from employment, the contracts do not provide for a waiver of the Fixed Plus Account partial withdrawal provision unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance;

The employer certifies that you have separated from service;
The amount withdrawn is paid directly to you; and

  The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

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3.	If we terminate your account based on our right to do so for accounts below $3,500.
4.

  Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

Charges. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

  Transfers. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account in each rolling 12-month period. We determine the amount eligible for transfer on the day we receive a transfer request in good order at our USFS Customer Service Center. We will reduce amounts allowed for transfer by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months. We also reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account is $1,000 or less.

  Income Phase. Amounts accumulating under the Fixed Plus Account can be transferred to subaccounts to fund lifetime variable payments during the income phase. The contracts do not permit Fixed Plus Account values to fund nonlifetime income options with variable payments. Availability of subaccounts may vary during the income phase.

  Contract Loans. If permitted under the plan, loans may be made from account values held in the Fixed Plus Account. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account values are used for a loan.

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APPENDIX II PARTICIPANT APPOINTMENT OF EMPLOYER AS AGENT UNDER AN ANNUITY CONTRACT

  The employer has adopted a plan under Internal Revenue Code Sections 403(b) or 401(a) ("Plan") and has purchased an ING Life Insurance and Annuity Company ("Company") group variable annuity contract ("Contract") as the funding vehicle. Contributions under this Plan will be made by the participant through salary reduction to an Employee Account, and by the employer to an Employer Account.

  By electing to participate in the employer's Plan, the participant voluntarily appoints the employer, who is the Contract Holder, as the participant's agent for the purposes of all transactions under the Contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a participant in the Plan, the participant understands and agrees to the following terms and conditions:

    The participant owns the value of his/her Employee Account subject to the restrictions of Sections 403(b), or 401(a) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Sections 403(b) or 401(a), the participant has ownership in the value of his/her Employer Account.

    The Company will process transactions only with the employer's written direction to the Company. The participant will be bound by the employer's interpretation of the Plan provisions and its written direction to the Company.

    The employer may permit the participant to make investment selections under the Employee Account and/or the Employer Account directly with the Company under the terms of the Contract. Without the employer's written permission, the participant will be unable to make any investment selections under the Contract.

  On behalf of the participant, the employer may request a loan in accordance with the terms of the Contract and the provisions of the Plan. The Company will make payment of the loan amount directly to the participant. The participant will be responsible for making repayments directly to the Company in a timely manner.

  In the event of the participant's death, the employer is the named Beneficiary under the terms of the Contract. The participant has the right to name a personal Beneficiary as determined under the terms of the Plan and file that Beneficiary election with the employer. It is the employer's responsibility to direct the Company to properly pay any death benefits.

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APPENDIX III DESCRIPTION OF UNDERLYING FUNDS
List of Fund Name Changes
Current Fund Name	Former Fund Name
ING Partners, Inc. - ING American Century Large Company Value Portfolio	ING Partners, Inc. - ING Salomon Brothers Investors Value Portfolio
ING Partners, Inc. - ING Fundamental Research Portfolio	ING Partners, Inc. - ING Aeltus Enhanced Index Portfolio
ING VP Intermediate Bond Portfolio	ING VP Bond Portfolio

  The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge at the address and telephone number listed in "Contract Overview - Questions," by accessing the SEC's web site or by contacting the SEC Public Reference Branch.

  Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund (Series I Shares)	A I M Advisors, Inc.

  Seeks growth of capital. Seeks to meet its objective by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund (Series I shares)	A I M Advisors, Inc.

  Seeks growth of capital. Seeks to meet its objective by investing, normally, at least 80% of net assets in equity securities, including convertible securities, of established companies that have long-term above-average growth in earnings, and growth companies that the portfolio managers believe have the potential for above-average growth in earnings.

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Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
AIM Variable Insurance Funds - AIM V.I. Growth Fund (Series I shares)	A I M Advisors, Inc.

  Seeks growth of capital. Seeks to meet its investment objective by investing principally in seasoned and better capitalized companies considered to have strong earnings momentum. May also invest up to 25% of total assets in foreign securities.

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund (Series I shares)	A I M Advisors, Inc.

  Seeks to achieve long-term growth of capital with a secondary objective of income. Seeks to meet its objectives by investing, normally, at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities.

Calvert Variable Series, Inc. - Calvert Social Balanced Portfolio	Calvert Asset Management Company, Inc. Subadviser: New Amsterdam Partners LLC and SsgA Funds Management, Inc.

  Seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria. Typically invests about 60% of its assets in stocks and 40% in bonds or other fixed-income investments. Stocks investments are primarily common stock in large-cap companies, while the fixed-income investments are primarily a wide variety of investment grade bonds.

EuroPacific Growth Fund® (Class R-4)	Capital Research and Management Company

  Seeks to provide long-term growth of capital by investing in companies based outside the U. S. Normally, invests at least 80% of its assets in securities of issuers located in Europe and the Pacific Basin. Also may hold cash or money market instruments.

Evergreen Special Values Fund (Class A Shares)	Evergreen Investment Management Company, LLC

  Seeks to produce growth of capital. Invests primarily in common stocks of small U.S. companies. Under normal market conditions, invests at least 80% of assets in common stocks of small U.S. companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 2000® Index, at the time of purchase).

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Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
Fidelity® Variable Insurance Products - Fidelity® VIP Contrafund® Portfolio (Initial Class)	Fidelity Management & Research Company Subadvisers: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.	Seeks long-term capital appreciation. Normally invests primarily in common stocks of companies whose value the Portfolio's investment adviser believes is not fully recognized by the public.
Fidelity® Variable Insurance Products - Fidelity® VIP Equity-Income Portfolio (Initial Class)	Fidelity Management & Research Company Subadviser: FMR Co., Inc.

  Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500SM Index. Normally invests at least 80% of total assets in income-producing equity securities (which tends to lead to investments in large cap "value" stocks).

Fidelity® Variable Insurance Products - Fidelity® VIP Growth Portfolio (Initial Class)	Fidelity Management & Research Company Subadviser: FMR Co., Inc.	Seeks to achieve capital appreciation. Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential (often called "growth" stocks).
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund (Class 2 Shares)	Franklin Advisory Services, LLC

  A nondiversified fund that seeks long-term total return. Normally invests at least 80% of net assets in investments of small capitalization companies that have market capitalization values not exceeding $2.5 billion, at the time of purchase. Invests mainly in equity securities of companies that the fund's manager believes are selling below the underlying value of their assets or their private market value (what a sophisticated investor would pay for the entire company).

Hibernia Mid Cap Equity Fund (Class A Shares)	Hibernia Asset Management L.L.C. (HAM)

  Seeks total return. Normally, invests 80% of its total assets in equity securities of companies that, at the time of acquisition, have a market value capitalization ranging from $500 million to $10 billion. Invests primarily in equity securities of companies with above-average earnings growth prospects or in companies where significant fundamental changes are taking place.

ING Investors Trust - ING Alliance Mid Cap Growth Portfolio (Class S shares)	Directed Services, Inc. Subadviser: Alliance Capital Management, L.P.

  Seeks long-term total return. Invests in common stocks of middle capitalization companies. Normally invests substantially all of its assets in high-quality common stocks that the subadviser expects to increase in value.

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Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
ING Partners, Inc. - ING American Century Large Company Value Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: American Century Investment Management, Inc. (American Century)

  Seeks long-term capital growth; income is a secondary objective. Under normal market conditions, invests at least 80% of its assets in equity securities of large capitalization companies. American Century considers large capitalization companies to be companies in the Russell 1000 Index. Under normal market conditions, intends to keep at least 80% of assets in U. S. equity securities at all times, including common stock, preferred stock, and equity-equivalent securities, such as debt securities and preferred stock convertible into common stock, and stock or stock index futures contracts.

ING Partners, Inc. - ING American Century Select Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: American Century Investment Management, Inc. (American Century)

  Seeks long-term capital appreciation. Invests in securities of companies American Century believes will increase in value over time, using a growth investment strategy developed by American Century. Generally invests in larger companies, although may purchase securities of companies of any size. Can also invest in foreign companies.

ING Partners, Inc. - ING American Century Small Cap Value Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: American Century Investment Management, Inc. (American Century)

  Seeks long-term growth of capital; income is a secondary objective. Under normal circumstances, invests at least 80% of net assets in equity securities of small-capitalization companies. American Century considers small-capitalization companies to include those with a market capitalization no larger than that of the largest company in the S&P SmallCap 600 Index or the Russell 2000 Index. Under normal market conditions, intends to keep at least 80% of assets in U. S. equity securities at all times, including common stock, preferred stock, and equity-equivalent securities, such as debt securities and preferred stock convertible into common stock, and stock or stock index futures contracts.

ING Partners, Inc. - ING Baron Small Cap Growth Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: BAMCO, Inc.

  Seeks capital appreciation. Invests primarily (at least 80% of total assets under normal circumstances) in securities of smaller companies with market values under $2.5 billion as measured at the time of purchase.

PRO.130822-06	53

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
ING Investors Trust - ING Evergreen Health Sciences Portfolio (Class S shares)	Directed Services, Inc. Subadviser: Evergreen Investment Management Company, LLC

  A non-diversified Portfolio that seeks long-term capital growth. Normally invests at 80% of its assets in the equity securities of healthcare companies. May invest in securities of relatively well-known and large companies as well as small- and medium-sized companies.

ING Investors Trust - ING FMRSM Diversified Mid Cap Portfolio (Class S shares)	Directed Services, Inc. Subadviser: Fidelity Management & Research Co.	Seeks long-term growth of capital. Normally invests primarily in common stocks and normally invests at least 80% of assets in securities of companies with medium market capitalizations.
ING Partners, Inc. - ING Fundamental Research Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: ING Investment Management Co.

  Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. Prior to July 5, 2005, invests at least 80% of assets in stocks included in the S&P 500 Index. Effective July 5, 2005, will invest at least 65% of total assets in common stocks and securities convertible into common stocks. May invest principally in common stocks having significant potential for capital appreciation emphasizing stocks of larger companies. May also invest a portion of assets in stocks of mid-sized companies, and up to 25% of assets in stocks of foreign issuers, depending upon market conditions. May also invest in derivative instruments.

  ING Partners, Inc. - ING Goldman Sachs® Capital Growth Portfolio*

  (Service Class)

  * Goldman Sachs® is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.

	ING Life Insurance and Annuity Company Subadviser: Goldman Sachs Asset Management, L.P. (GSAM)	Seeks long-term growth of capital. Invests, under normal circumstances, at least 90% of total assets in equity investments that are considered by GSAM to have long-term capital appreciation potential.
ING Investors Trust - ING JPMorgan Emerging Markets Equity Portfolio (Class S shares)	Directed Services, Inc. Subadviser: J.P. Morgan Investment Management Inc.

  Seeks capital appreciation. Normally invests at least 80% of its assets in securities of issuers located in at least three countries with emerging securities markets. May also invest to a lesser extent in debt securities of issuers in countries with emerging markets. May also invest in high-quality, short-term money market instruments and repurchase agreements.

PRO.130822-06	54

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
ING Partners, Inc. - ING JPMorgan Fleming International Portfolio (Initial Class)	ING Life Insurance and Annuity Company Subadviser: J.P. Morgan Fleming Asset Management (London) Ltd.

  Seeks long-term growth of capital. Invests primarily (at least 65% of total assets) in the equity securities of foreign companies that the subadviser believes have higher growth potential and which are attractively valued. Will normally invest in a number of issuers in several countries other than the U.S. and will invest in securities in both developed and developing markets. May invest in debt securities issued by foreign and U.S. companies, including non-investment grade debt securities.

ING Partners, Inc. - ING JPMorgan Mid Cap Value Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: J.P. Morgan Investment Management Inc.

  Seeks growth from capital appreciation. A nondiversified Portfolio that invests primarily (at least 80% of net assets under normal circumstances) in a broad portfolio of common stocks of companies with market capitalizations of $1 billion to $20 billion at the time of purchase that the subadviser believes to be undervalued. May invest in other equity securities, which include preferred stocks, convertible securities and foreign securities, which may take the form of depository receipts. Also may use derivatives.

ING Investors Trust - ING JPMorgan Small Cap Equity Portfolio (Class S shares)	Directed Services, Inc. Subadviser: J.P. Morgan Investment Management Inc.

  Seeks capital growth over the long term. Under normal market conditions, invests at least 80% of its total assets in equity securities of small-cap companies. May invest up to 20% of its assets in foreign securities, convertible securities and high quality money market instruments and repurchase agreements. May invest in REITs and derivatives.

ING Investors Trust - ING Julius Baer Foreign Portfolio (Class S shares)	Directed Services, Inc. Subadviser: Julius Baer Investment Management, LLC

  Seeks long-term growth of capital. Under normal conditions, invests in a wide variety of international equity securities issued through the world, normally excluding the United States. Normally invests at least 80% of its assets in equity securities tied economically to countries outside the United States.

ING Investors Trust - ING Legg Mason Value Portfolio (Class S shares)	Directed Services, Inc. Subadviser: Legg Mason Funds Management, Inc.

  A non-diversified portfolio that seeks long-term growth of capital. Normally invests in equity securities, including foreign securities that offer the potential for capital growth. May also invest in companies with market capitalizations greater than $5 billion, but may invest in companies of any size. May also invest up to 25% of its total assets in long-term debt securities.

PRO.130822-06	55

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
ING Investors Trust - ING Marsico Growth Portfolio (Class S shares)	Directed Services, Inc. Subadviser: Marsico Capital Management, LLC

  Seeks capital appreciation. Invests primarily in equity securities selected for their growth potential. May invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

ING Investors Trust - ING Marsico International Opportunities Portfolio (Class S shares)	Directed Services, Inc. Subadviser: Marsico Capital Management, LLC

  Seeks long-term growth of capital. Invests primarily (no less than 65% of its total assets) in common stocks of foreign companies that are selected for their long-term growth potential. May invest in companies of any size throughout the world. Normally invests in issuers from at least three different countries not including the United States and generally maintains a core position of between 35 and 50 common stocks. May invest in common stocks of companies operating in emerging markets.

ING Partners, Inc. - ING MFS Capital Opportunities Portfolio (Initial Class)	ING Life Insurance and Annuity Company Subadviser: Massachusetts Financial Services Company (MFS)

  Seeks capital appreciation. Invests primarily (at least 65% of net assets) in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts focusing on companies that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flows. May invest in foreign securities (including emerging market securities).

ING Investors Trust - ING MFS Utilities Portfolio (Class S shares)	Directed Services, Inc. Subadviser: Massachusetts Financial Services Company

  A non-diversified portfolio that seeks capital growth and current income. Normally invests at least 80% of its net assets in equity and debt securities of domestic and foreign (including emerging markets) companies in the utilities industry.

ING Partners, Inc. - ING OpCap Balanced Value Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: OpCap Advisors LLC

  Seeks capital growth, and secondarily, investment income. Under normal market conditions, invests at least 25% of total assets in equity securities, including common stocks and preferred stocks and expects to have between 50% to 75% of total assets invested in equities. Also invests at least 25% of total assets in fixed-income senior securities including bonds, debentures, notes, participation interests in loans, convertible securities and U.S. government securities.

PRO.130822-06	56

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
ING Partners, Inc. - ING Oppenheimer Global Portfolio (Initial Class)	ING Life Insurance and Annuity Company Subadviser: OppenheimerFunds, Inc.

  Seeks capital appreciation. Invests mainly in common stocks of companies in the U.S. and foreign countries. Can invest without limit in foreign securities in any country, including countries with emerging markets. Currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. May invest in companies of any size, but currently focuses its investments in mid- and large-cap companies. Normally will invest in at least three countries (one of which may be the United States).

ING Investors Trust - ING Oppenheimer Main Street Portfolio® (Class S shares)	Directed Services, Inc. Subadviser: OppenheimerFunds, Inc.

  Seeks long-term growth of capital and future income. Normally invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. May also invest in debt securities, such as bonds and debentures, but does not currently emphasize these investments.

ING Partners, Inc. - ING Oppenheimer Strategic Income Portfolio (Initial Class)	ING Life Insurance and Annuity Company Subadviser: OppenheimerFunds, Inc.

  Seeks a high level of current income principally derived from interest on debt securities. Invests mainly in debt securities of issuers in three market sectors: foreign governments and companies; U.S. government securities; and lower-grade high-yield securities of U.S. and foreign companies. Debt securities typically include short, medium and long-term foreign government and U.S. government bonds and notes; collateralized mortgage obligations; other mortgage-related securities and asset-backed securities; participation interests in loans; "structured" notes; lower-grade, high-yield domestic and foreign corporate debt obligations; and "zero-coupon" or "stripped" securities.

ING Investors Trust - ING PIMCO High Yield Portfolio (Class S shares)	Directed Services, Inc. Subadviser: Pacific Investment Management Company LLC

  Seeks maximum total return, consistent with preservation of capital and prudent investment management. Normally invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least CCC/Caa by Moody's Investors Service, Inc., Standard and Poor's Rating Service, or Fitch, or if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities, determined at the time of investment.

PRO.130822-06	57

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
ING Partners, Inc. - ING PIMCO Total Return Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: Pacific Investment Management Company LLC

  Seeks maximum total return, consistent with capital preservation and prudent investment management. Invests under normal circumstances at least 65% of net assets plus borrowings for investment purposes in a diversified portfolio of fixed income instruments of varying maturities. Invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by the subadviser to be of comparable quality. May invest up to 30% of assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

ING Partners, Inc. - ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)	ING Life Insurance and Annuity Company Subadviser: Salomon Brothers Asset Management Inc

  Seeks long-term growth of capital. Invests primarily (at least 80% of net assets under normal circumstances) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of emerging growth companies. May invest in foreign securities (including emerging market securities).

ING Partners, Inc. - ING Davis Venture Value Portfolio (formerly ING Salomon Brothers Fundamental Value Portfolio) (Service Class)	ING Life Insurance and Annuity Company Subadviser: Davis Selected Advisers, L.P.

  A non-diversified portfolio that seeks long-term growth of capital. Under normal circumstances, invests majority of assets in equity securities issued by large companies with market capitalizations of at least $10 billion.

ING Partners, Inc. - ING Solution 2015 Portfolio (Service Class)	ING Life Insurance and Annuity Company

  Until the day prior to the Target Date, the Portfolio will seek to provide total return consistent with an asset allocation targeted at retirement in approximately 2015. On the Target Date, the investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement. Invests in a combination of Underlying Funds which are active and passive U.S. stock, international stock, U.S. bond and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2015. Subject to SEC approval, may also invest a portion of its assets in insurance company fixed contracts.

PRO.130822-06	58

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
ING Partners, Inc. - ING Solution 2025 Portfolio (Service Class)	ING Life Insurance and Annuity Company

  Until the day prior to the Target Date, the Portfolio will seek to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement. Invests in a combination of Underlying Funds which are active and passive U.S. stock, international stock, U.S. bond and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2025. Subject to SEC approval, may also invest a portion of its assets in insurance company fixed contracts.

ING Partners, Inc. - ING Solution 2035 Portfolio (Service Class)	ING Life Insurance and Annuity Company

  Until the day prior to the Target Date, the Portfolio will seek to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement. Invests in a combination of Underlying Funds which are active and passive U.S. stock, international stock, U.S. bond and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2035.

ING Partners, Inc. - ING Solution 2045 Portfolio (Service Class)	ING Life Insurance and Annuity Company

  Until the day prior to the Target Date, the Portfolio will seek to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement. Invests in a combination of Underlying Funds which are active and passive U.S. stock, international stock, U.S. bond and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2045.

PRO.130822-06	59

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
ING Partners, Inc. - ING Solution Income Portfolio (Service Class)	ING Life Insurance and Annuity Company

  Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement. Invests in a combination of Underlying Funds which are active and passive U.S. stock, international stock, U.S. bond and other fixed-income investments using asset allocation strategies designed for investors expecting to retire soon or are already retired. Subject to SEC approval, may also invest a portion of its assets in insurance company fixed contracts.

ING Investors Trust - ING Stock Index Portfolio (Class I shares)	Directed Services, Inc. Subadviser: ING Investment Management Co.

  Seeks total return. Normally invests at least 80% of its assets in equity securities of companies included in the S&P's 500 Composite Stock Price Index (the "S&P Index") or equity securities of companies that are representative of the S&P Index (including derivatives).

ING Investors Trust - ING T. Rowe Price Capital Appreciation Portfolio (Class S shares)	Directed Services, Inc. Subadviser: T. Rowe Price Associates, Inc.

  Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and prudent investment risk. Pursues an active asset allocation strategy whereby investments are allocated among three asset classes - equity securities, debt securities and money market instruments. May invest up to 25% of its net assets in foreign equity securities.

ING Partners, Inc. - ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: T. Rowe Price Associates, Inc.

  Seeks long-term capital appreciation. Normally invests at least 80% of total assets in equity securities of companies having a market capitalization within the range of companies in the Russell MidCap Growth Index or the Standard & Poor's MidCap 400 Index focusing on mid-size companies whose earnings are expected to grow at a rate faster than the average company.

ING Partners, Inc. - ING T. Rowe Price Growth Equity Portfolio (Initial Class)	ING Life Insurance and Annuity Company Subadviser: T. Rowe Price Associates, Inc.

  Seeks long-term capital growth, and secondarily, increasing dividend income. Invests primarily (at least 80% of net assets under normal circumstances) in common stocks. Concentrates its investments in growth companies that have the ability to pay increasing dividends through strong cash flows and whose rates of earnings growth are considered above average. May also purchase foreign stocks, hybrid securities, futures and options. Investments in foreign securities are limited to 30% of total assets.

PRO.130822-06	60

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
ING Partners, Inc. - ING UBS U.S. Large Cap Equity Portfolio (Initial Class)	ING Life Insurance and Annuity Company Subadviser: UBS Global Asset Management (Americas) Inc.

  Seeks long-term growth of capital and future income. Under normal circumstances, invests at least 80% of net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. large capitalization companies. Investments in equity securities may include dividend-paying securities, common stock and preferred stock.

ING Partners, Inc. - ING Van Kampen Comstock Portfolio (Service Class)

  ING Life Insurance and Annuity Company

  Subadviser: Van Kampen*

  * Morgan Stanley Investment Management Inc. does business in certain instances (including in its role as subadviser to the Portfolio) under the name "Van Kampen"

  Seeks capital growth and income. Invests in a portfolio of equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. May invest up to 25% of total assets in securities of foreign issuers and may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.

ING Partners, Inc. - ING Van Kampen Equity and Income Portfolio (Service Class)

  ING Life Insurance and Annuity Company

  Subadviser: Van Kampen*

  * Morgan Stanley Investment Management Inc. does business in certain instances (including in its role as subadviser to the Portfolio) under the name "Van Kampen"

  Seeks total return, consisting of long-term capital appreciation and current income. Normally invests at least 80% of net assets (plus any borrowings for investment purposes) in equity and income securities at the time of investment. Normally invests at least 65% of assets in income producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment grade quality debt securities. May invest up to 25% of total assets in securities of foreign issuers. May purchase and sell certain derivative instruments, such as options, futures contracts, and options on futures contracts, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks.

ING Investors Trust - ING Van Kampen Growth and Income Portfolio (Class S shares)	Directed Services, Inc. Subadviser: Van Kampen

  Seeks long-term growth of capital and income. Under normal market conditions, investing primarily in what it believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by Standard & Poor's or by Moody's Investors Service, Inc.

PRO.130822-06	61

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
ING VP Balanced Portfolio, Inc. (Class I Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks to maximize investment return, consistent with reasonable safety of principal, by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds and cash equivalents, based on the judgment of the Portfolio's management, of which of those sectors or mix thereof offers the best investment prospects. Normally invests up to 75% of total assets in equity securities and at least 25% of total assets in debt (including money market instruments). The Portfolio may invest a portion of its total assets in high-yield instruments. May also invest in convertible securities, foreign debt securities and derivatives.

ING Variable Products Trust - ING VP Financial Services Portfolio (Class I shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks long-term capital appreciation. Under normal conditions, invests at least 80% of assets in equity securities and equity equivalent securities of companies principally engaged in the financial services industry. Equity securities in which the Portfolio invests are normally common stocks, but may also include preferred stocks, warrants and convertible securities. May invest in initial public offerings.

ING Variable Portfolios, Inc. - ING VP Global Science and Technology Portfolio (Class I Shares)	ING Investments, LLC Subadviser: BlackRock Advisors, Inc.

  Seeks long-term capital appreciation. Normally invests at least 80% of net assets in equity securities issued by science and technology companies in all market capitalization ranges. Will invest primarily in equity securities of U.S. and non-U.S. companies selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology. May invest up to 25% of its net assets in stocks of issuers in emerging market countries. May also invest in preferred stock, initial public offerings, Rule 144A securities and derivative instruments including foreign currency contracts. May from time to time invest more than 25% of its assets in securities whose issuers are located in a single foreign country.

PRO.130822-06	62

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
ING Variable Funds - ING VP Growth and Income Portfolio (Class I Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. Under normal market conditions, invests at least 65% of total assets in common stocks that the subadviser believes have significant potential for capital appreciation or income growth or both. May invest up to 25% of its total assets in stocks of foreign issuers. May invest in derivatives.

ING Variable Portfolios, Inc. - ING VP Growth Portfolio (Class I Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential. Under normal market conditions, invests primarily in common stocks and securities convertible into common stock of large U.S. companies. May invest in derivatives and foreign securities.

ING Variable Portfolios, Inc. - ING VP Index Plus LargeCap Portfolio (Class I Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), while maintaining a market level of risk. Invests at least 80% of assets in stocks included in the S&P 500 Index. The subadviser's objective is to overweight those stocks in the S&P 500 Index that it believes will outperform the index and underweight (or avoid altogether) those stocks that it believes will underperform the index. May invest in derivatives.

ING Variable Portfolios, Inc. - ING VP Index Plus MidCap Portfolio (Class I Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index), while maintaining a market level of risk. Invests at least 80% of assets in stocks included in the S&P MidCap 400 Index. The subadviser's objective is to overweight those stocks in the S&P MidCap 400 Index that it believes will outperform the index and underweight (or avoid altogether) those stocks that it believes will underperform the index. May invest in derivatives.

PRO.130822-06	63

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
ING Variable Portfolios, Inc. - ING VP Index Plus SmallCap Portfolio (Class I Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks to outperform the total return performance of the Standard and Poor's SmallCap 600 Index (S&P SmallCap 600 Index), while maintaining a market level of risk. Invests at least 80% of assets in stocks included in the S&P SmallCap 600 Index. The subadviser's objective is to overweight those stocks in the S&P SmallCap 600 Index that it believes will outperform the index and underweight (or avoid altogether) those stocks that it believes will underperform the index. May invest in derivatives.

ING VP Intermediate Bond Portfolio (Class I Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks to maximize total return consistent with reasonable risk, through investment in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return. Under normal market conditions, the Portfolio invests at least 80% of its assets in a portfolio of bonds, including but not limited to corporate, government and mortgage bonds, which, at the time of investment, are rated investment grade or have an equivalent rating by a nationally recognized statistical rating organization, or of comparable quality if unrated. May also invest in: preferred stocks; high quality money market instruments; municipal bonds; debt securities of foreign issuers; mortgage- and asset-backed securities; and options and futures contracts involving securities, securities indices and interest rates. Although the portfolio may invest in high yield debt securities rated below investment grade, it seeks to maintain a minimum average portfolio quality of at least investment grade.

PRO.130822-06	64

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
ING Variable Portfolios, Inc. - ING VP International Equity Portfolio (Class I Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. The Portfolio will not target any given level of current income. Under normal market conditions, invests at least 80% of assets in equity securities. At least 65% of assets will normally be invested in securities principally traded in three or more countries outside of the U.S and countries with emerging securities markets. These securities may include common stocks as well as securities convertible into common stock. May employ hedging strategies to protect it from adverse effects on the U.S. dollar. May invest in derivatives.

ING Variable Products Trust - ING VP International Value Portfolio (Class I shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks capital appreciation. Under normal conditions, invests at least 65% of net assets in equity securities of issuers located in countries outside of the U.S. Invests primarily in companies with a large market capitalization, but may also invest in mid- and small-sized companies. Generally invests in common and preferred stocks, warrants and convertible securities. May invest in companies located in countries with emerging securities markets when the fund's subadviser believes they present attractive investment opportunities. May invest in government debt securities of developed foreign countries. Also may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities.

PRO.130822-06	65

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments

ING Variable Products Trust - ING VP MidCap Opportunities Portfolio (Class I shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks long-term capital appreciation. Normally invests at least 80% of assets in the common stocks of mid-sized U.S. companies that the sub-adviser believes have above average prospects for growth. For this Portfolio, mid-size companies are those with market capitalizations that fall within the range of companies in the Russell MidCap Growth Index.

ING VP Money Market Portfolio (Class I Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. Invests in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. May invest in certain obligations of foreign banks. There is no guarantee that the ING VP Money Market Subaccount will have a positive or level return.

ING Variable Products Trust - ING VP Real Estate Portfolio (Class I shares)	ING Investments, LLC Subadviser: ING Clarion Real Estate Securities L.P.

  Seeks total return. Normally invests at least 80% of assets in common and preferred stock of U.S. real estate investment trusts (REITs) and real estate companies. May invest in companies of any market capitalization, but generally will not invest in companies with market capitalizations below $100 million at the time of purchase. May invest in initial public offerings.

PRO.130822-06	66

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
ING Variable Portfolios, Inc. - ING VP Small Company Portfolio (Class I Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities of companies with smaller market capitalizations. Under normal market conditions, invests at least 80% off assets in common stocks of small-capitalization companies. May invest in foreign securities and derivatives.

ING Variable Products Trust - ING VP SmallCap Opportunities Portfolio (Class I shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks long-term capital appreciation. Normally invests at least 80% of assets in the common stock of smaller, lesser-known U.S. companies that the sub-adviser believes have above average prospects for growth. For this Portfolio, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000 Growth Index.

ING Strategic Allocation Portfolios, Inc. - ING VP Strategic Allocation Balanced Portfolio (Class I Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). Managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding 10 years and a moderate level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities (including up to 15% of total assets in high-yield instruments) and money market instruments. The benchmark portfolio is 60% equities, 35% fixed income and 5% money market instruments under neutral market conditions.

ING Strategic Allocation Portfolios, Inc. - ING VP Strategic Allocation Growth Portfolio (Class I Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks to provide capital appreciation. Managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and a high level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities (including up to 15% of total assets in high-yield instruments) and money market instruments. The benchmark portfolio is 80% equities and 20% fixed income under neutral market conditions.

PRO.130822-06	67

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
ING Strategic Allocation Portfolios, Inc. - ING VP Strategic Allocation Income Portfolio (Class I Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks to provide total return consistent with preservation of capital. Managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding 5 years and a low level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities (including up to 15% of total assets in high-yield instruments) and money market instruments. The benchmark portfolio is 35% equities, 55% fixed income and 10% money market instruments under neutral market conditions.

ING Variable Portfolios, Inc. - ING VP Value Opportunity Portfolio (Class I Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks growth of capital primarily through investment in a diversified portfolio of common stocks. Under normal market conditions, invests at least 65% of total assets in common stocks and American Depositary Receipts (ADR's). May invest the remaining 35% of its assets in other types of securities including foreign securities and securities of smaller companies.

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio (Class VC Shares)	Lord, Abbett & Co. LLC (Lord Abbett)

  Seeks long-term growth of capital and income without excessive fluctuations in market value. Primarily purchases equity securities of large, seasoned, U.S. and multinational companies that Lord Abbett believes are undervalued. Under normal circumstances, will invest at least 80% of net assets in equity securities of large companies which are defined as companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000 Index, a widely used benchmark for large-cap stock performance. Equity securities may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments.

PRO.130822-06	68

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
Lord Abbett Series Fund, Inc. - Mid-Cap Value Portfolio (Class VC Shares)	Lord, Abbett & Co. LLC (Lord Abbett)

  Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. Normally invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies which are defined as companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Mid Cap Index, a widely used benchmark for mid-cap stock performance. The Fund will provide shareholders with at least 60 days' notice of any change in this policy. Equity securities may include common stocks, convertible bonds, convertible preferred stocks, warrants and similar instruments.

New Perspective Fund® (Class R-4)	Capital Research and Management Company

  Seeks to provide long-term growth of capital. Future income is a secondary objective. Invests primarily in common stocks, including growth-oriented stocks, on a global basis to take advantage of investment opportunities generated by changes in international trade patterns and economic and political relationships. Also may invest in cash or money market instruments.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA	OppenheimerFunds, Inc.

  Seeks capital appreciation. Invests mainly in common stocks of small-capitalization U.S. companies that the Fund's investment manager believes have favorable business trends or prospects. Under normal market conditions, will invest at least 80% of net assets (including any borrowings for investment purposes) in securities of companies having a small market capitalization.

PIMCO VIT - Real Return Portfolio (Administrative Class)	Pacific Investment Management Company LLC (PIMCO)

  Seeks maximum real return, consistent with preservation of real capital and prudent investment management. Invests primarily in investment grade securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

PRO.130822-06	69

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio (Class I Shares)	Pioneer Investment Management, Inc.

  Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations. Normally, the portfolio invests at least 80% of its total assets in income producing equity securities of U.S. issuers. The income producing equity securities in which the portfolio may invest include common stocks, preferred stocks and interests in real estate investment trusts (REITs). The remainder of the portfolio may be invested in debt securities, most of which are expected to be convertible into common stocks.

Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio (Class I Shares)	Pioneer Investment Management, Inc.

  Seeks reasonable income and capital growth. Invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights, interests in real estate investment trusts (REITs) and preferred stocks.

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio (Class I Shares)	Pioneer Investment Management, Inc.

  Seeks to maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.

Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio (Class I Shares)	Pioneer Investment Management, Inc.

  Seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, invests at least 80% of total assets in equity securities of mid-size companies, that is, companies with market values within the range of market values of companies included in the Russell Midcap® Value Index.

PRO.130822-06	70

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
Templeton Income Trust - Templeton Global Bond Fund (Class A Shares)	Franklin Advisers, Inc.

  Seeks current income with capital appreciation and growth of income. Under normal market conditions, invests at least 80% of net assets in "bonds." "Bonds" include debt securities of any maturity, such as bonds, notes and debentures. In addition, the fund's total assets will be invested in issuers located in at least three countries (including the U.S.) May invest up to 25% of its total assets in bonds that are rated below investment grade.

The Growth Fund of America® (Class R-4)	Capital Research and Management Company

  Seeks to provide long-term growth of capital through a diversified portfolio of common stocks. May invest up to 15% of assets in securities of issuers based outside of the U.S. and not included in the S&P 500. Invests primarily in common stocks, and may also invest in U.S. government securities, bonds and cash.

Wanger Advisors Trust - Wanger Select	Columbia Wanger Asset Management, L.P.

  A nondiversified fund that seeks long-term growth of capital. Invests generally in the stocks of medium- to larger-size U.S. companies. Invests in a limited number of companies (between 20-40) with market capitalizations under $20 billion, offering the potential to provide above-average growth over time.

Wanger Advisors Trust - Wanger U.S. Smaller Companies	Columbia Wanger Asset Management, L.P.

  Seeks long-term growth of capital. Under normal circumstances, invests at least 80% of net assets (plus any borrowings for investment purposes), at market value at the time of investment, in companies with total stock market capitalizations of $5 billion or less at the time of initial purchase. Under normal market conditions, invests at least 80% of its assets (plus any borrowings for investment purposes) in domestic securities.

Washington Mutual Investors FundSM (Class R-4)	Capital Research and Management Company

  Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing. Strives to accomplish this objective through fundamental research, careful selection, and broad diversification. The fund's policy is to maintain at all times a fully invested and widely diversified portion of securities; however, the fund may hold, to a limited extent, short-term U.S. government securities, other money market instruments, cash and cash equivalents.

PRO.130822-06	71
APPENDIX IV CONDENSED FINANCIAL INFORMATION

  Except for subaccounts which did not commence operations as of September 30, 2005, the following tables give (1) the accumulation unit value (AUV) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account I available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended September 30, 2005 the "Value at beginning of period" shown is the value at first date of investment.  For those subaccounts that ended operations during the period ended September 30, 2005 the "Value at end of period" shown is the value at the last date of investment.

  (Selected data for accumulation units outstanding throughout each period)

	For the nine months ended 9/30/05	For the year ended December 31,
		2004	2003	2002	2001	2000
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during December 2000)
Value at beginning of period	$8.12	$7.69	$6.00	$8.012	$10.549	$10.549
Value at end of period	$8.51	$8.12	$7.69	$6.00	$8.012	$10.549
Number of accumulation units outstanding at end of period	1,203	1,014	1,523	953	443	70
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during October 2000)
Value at beginning of period	$8.13	$7.54	$6.12	$7.320	$9.582	$10.275
Value at end of period	$8.31	$8.13	$7.54	$6.12	$7.320	$9.582
Number of accumulation units outstanding at end of period	332,515	345,326	334,093	264,677	174,013	148
AIM V.I. GROWTH FUND
(Funds were first received in this option during September 2000)
Value at beginning of period	$5.44	$5.07	$3.91	$5.714	$8.731	$11.179
Value at end of period	$5.63	$5.44	$5.07	$3.91	$5.714	$8.731
Number of accumulation units outstanding at end of period	314,004	318,511	342,284	299,207	255,958	15,982
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during September 2000)
Value at beginning of period	$7.08	$6.76	$5.46	$7.905	$9.132	$10.792
Value at end of period	$7.23	$7.08	$6.76	$5.46	$7.905	$9.132
Number of accumulation units outstanding at end of period	375,384	366,014	335,650	251,631	158,994	245
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$10.17	$9.49	$8.03	$9.180
Value at end of period	$10.49	$10.17	$9.49	$8.03
Number of accumulation units outstanding at end of period	30	30	30	61
CFI - 1

Condensed Financial Information (continued)

	For the nine months ended 9/30/05	For the year ended December 31,
		2004	2003	2002	2001	2000
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 2001)
Value at beginning of period	$11.57	$10.12	$7.95	$8.863	$9.827
Value at end of period	$12.92	$11.57	$10.12	$7.95	$8.863
Number of accumulation units outstanding at end of period	3,966	4,192	3,463	3,465	463
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during March 2001)
Value at beginning of period	$11.88	$10.76	$8.34	$10.142	$9.897
Value at end of period	$12.12	$11.88	$10.76	$8.34	$10.142
Number of accumulation units outstanding at end of period	2,723	3,178	2,969	2,692	582
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during December 2000)
Value at beginning of period	$7.49	$7.32	$5.56	$8.039	$9.861	$9.899
Value at end of period	$7.62	$7.49	$7.32	$5.56	$8.039	$9.861
Number of accumulation units outstanding at end of period	1,890,735	1,805,324	1,539,832	1,058,748	597,344	21,539
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during December 2000)
Value at beginning of period	$6.12	$5.63	$4.12	$6.425	$8.678	$8.678
Value at end of period	$6.63	$6.12	$5.63	$4.12	$6.425	$8.678
Number of accumulation units outstanding at end of period	2,578	2,161	2,518	1,441	542	85
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during February 2002)
Value at beginning of period	$10.26	$9.42	$7.27	$9.110
Value at end of period	$10.39	$10.26	$9.42	$7.27
Number of accumulation units outstanding at end of period	5,632	5,632	5,631	5,629
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during December 2000)
Value at beginning of period	$11.09	$10.24	$8.70	$9.800	$10.334	$10.164
Value at end of period	$11.43	$11.09	$10.24	$8.70	$9.800	$10.334
Number of accumulation units outstanding at end of period	1,134,932	964,011	751,614	545,332	324,320	2,812
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$3.65	$3.73	$2.59	$4.454	$5.841	$9.603
Value at end of period	$3.84	$3.65	$3.73	$2.59	$4.454	$5.841
Number of accumulation units outstanding at end of period	450,315	416,542	321,624	167,312	88,611	3,299
CFI - 2

Condensed Financial Information (continued)

	For the nine months ended 9/30/05	For the year ended December 31,
		2004	2003	2002	2001	2000
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2001)
Value at beginning of period	$7.55	$7.04	$5.64	$7.593	$9.029
Value at end of period	$7.87	$7.55	$7.04	$5.64	$7.593
Number of accumulation units outstanding at end of period	4,559	4,529	4,757	4,650	4,547
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$6.85	$6.45	$5.00	$7.108	$9.844	$11.173
Value at end of period	$7.03	$6.85	$6.45	$5.00	$7.108	$9.844
Number of accumulation units outstanding at end of period	314,694	295,722	263,565	235,002	187,354	16,822
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$8.79	$8.03	$6.43	$8.275	$9.676	$10.952
Value at end of period	$9.04	$8.79	$8.03	$6.43	$8.275	$9.676
Number of accumulation units outstanding at end of period	1,621,500	1,475,682	1,245,690	850,722	375,985	12,812
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during January 2001)
Value at beginning of period	$16.52	$14.31	$10.92	$12.542	$12.315
Value at end of period	$17.73	$16.52	$14.31	$10.92	$12.542
Number of accumulation units outstanding at end of period	381,428	5,142	4,399	4,082	3,089
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during March 2001)
Value at beginning of period	$16.73	$13.85	$10.27	$11.953	$11.542
Value at end of period	$17.73	$16.73	$13.85	$10.27	$11.953
Number of accumulation units outstanding at end of period	171	190	2,688	2,690	2,643
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period	$13.57	$13.36
Value at end of period	$13.81	$13.57
Number of accumulation units outstanding at end of period	29,529	16,962
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during November 2000)
Value at beginning of period	$7.97	$6.87	$5.26	$7.239	$9.606	$9.845
Value at end of period	$8.80	$7.97	$6.87	$5.26	$7.239	$9.606
Number of accumulation units outstanding at end of period	35,322	28,991	20,880	7,888	9,690	155
CFI - 3

Condensed Financial Information (continued)

	For the nine months ended 9/30/05	For the year ended December 31,
		2004	2003	2002	2001	2000
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period	$11.97	$10.55
Value at end of period	$12.71	$11.97
Number of accumulation units outstanding at end of period	41,192	11,178
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during May 2001)
Value at beginning of period	$10.97	$10.96	$10.97	$10.908	$10.756
Value at end of period	$11.11	$10.97	$10.96	$10.97	$10.908
Number of accumulation units outstanding at end of period	148,422	161,923	186,027	265,123	49,508
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$14.35	$12.67	$9.31	$12.246	$11.894	$12.755
Value at end of period	$15.38	$14.35	$12.67	$9.31	$12.246	$11.894
Number of accumulation units outstanding at end of period	664,947	559,666	420,712	239,998	60,753	2,007
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during January 2001)
Value at beginning of period	$9.91	$9.08	$7.36	$10.046	$11.024
Value at end of period	$10.19	$9.91	$9.08	$7.36	$10.046
Number of accumulation units outstanding at end of period	4,731	6,700	5,002	5,005	3,648
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during December 2001)
Value at beginning of period	$11.06	$10.29	$9.12	$9.842	$9.772
Value at end of period	0	$11.06	$10.29	$9.12	$9.842
Number of accumulation units outstanding at end of period	0	2,770	2,724	2,723	582
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$13.39	$13.09
Value at end of period	0	$13.39
Number of accumulation units outstanding at end of period	0	1,288
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$6.84	$6.61	$5.07	$4.990
Value at end of period	0	$6.84	$6.61	$5.07
Number of accumulation units outstanding at end of period	0	4,783	4,784	4,781
CFI - 4

Condensed Financial Information (continued)

	For the nine months ended 9/30/05	For the year ended December 31,
		2004	2003	2002	2001	2000
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$6.03	$5.04	$3.77	$5.284	$8.815	$13.282
Value at end of period	0	$6.03	$5.04	$3.77	$5.284	$8.815
Number of accumulation units outstanding at end of period	0	846,041	770,185	607,919	479,354	41,139
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$7.40	$7.14	$5.81	$7.883	$10.267	$12.470
Value at end of period	0	$7.40	$7.14	$5.81	$7.883	$10.267
Number of accumulation units outstanding at end of period	0	251,615	318,194	286,081	236,812	16,082
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period	$11.40	$10.40
Value at end of period	$11.41	$11.40
Number of accumulation units outstanding at end of period	262,530	77,439
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during September 2000)
Value at beginning of period	$14.18	$12.02	$8.49	$11.013	$12.647	$13.043
Value at end of period	$15.38	$14.18	$12.02	$8.49	$11.013	$12.647
Number of accumulation units outstanding at end of period	7	705,627	560,077	354,018	179,216	1,563
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during June 2001)
Value at beginning of period	$14.21	$13.20	$11.30	$10.619	$10.439
Value at end of period	0	$14.21	$13.20	$11.30	$10.619
Number of accumulation units outstanding at end of period	0	186,995	143,624	70,629	13,772
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$11.22	$10.97
Value at end of period	$11.69	$11.22
Number of accumulation units outstanding at end of period	42	6

CFI - 5

FOR MASTER APPLICATIONS ONLY

  I hereby acknowledge receipt of a Variable Annuity Account I prospectus dated January 3, 2006, as well as all current prospectuses for the funds available under the Contracts.

  ___ Please send a Variable Annuity Account I Statement of Additional Information (Form No. SAI.130822-06) dated January 3, 2006.

CONTRACT HOLDER'S SIGNATURE
DATE
PRO.130822-06

  VARIABLE ANNUITY ACCOUNT I

  A SEPARATE ACCOUNT OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statement of Additional Information dated January 3, 2006
Retirement Master

  This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account I (the "separate account") dated January 3, 2006.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:
ING USFS Customer Service Defined Contribution Administration, TS21 151 Farmington Avenue Hartford, CT 06156-1277
1-800-262-3862
Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

GENERAL INFORMATION AND HISTORY

  ING Life Insurance and Annuity Company (the "Company", "we", "us", "our") is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954).

  Prior to January 1, 2006, the contracts described in the prospectus were issued by ING Insurance Company of America ("IICA"), a direct, wholly owned subsidiary of the Company. On December 31, 2005, IICA merged with and into the Company, and the Company assumed responsibility for IICA's obligations under the contracts. IICA was a life insurance company organized under the insurance laws of the State of Connecticut in 1990 and redomesticated under the insurance laws of the State of Florida on January 5, 2000. Prior to May 1, 2002, IICA was known as Aetna Insurance Company of America.

  As of December 31, 2004, the Company had $53 billion invested through their products, including $34 billion in their separate accounts (of which the Company, or its management affiliates ING Investment Management Co. and ING Investments, LLC manages or oversees the management of $19 billion). The Company is ranked among the top 5% of all life and health insurance companies rated by A.M. Best Company as of July 16, 2004. The Company is a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc., and The Company is an indirect subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

  In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account I" below).

  Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does not receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (see "Fees" in the prospectus.) From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

  The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT I

  Variable Annuity Account I is a separate account established by IICA for the purpose of funding variable annuity contracts issued by the Company. In connection with the merger of IICA with and into the Company, Variable Annuity Account I was transferred to the Company on December 31, 2005. The separate account retained its name, Variable Annuity Account I. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

2

The funds currently available under the contracts are as follows:

  AIM V.I. Capital Appreciation Fund (Series I)

  AIM V.I. Core Equity Fund (Series I)

  AIM V.I. Growth Fund (Series I)

  AIM V.I. Premier Equity Fund (Series I)

  Calvert Social Balanced Portfolio

  EuroPacific Growth Fund® (Class R-4)(1)

  Evergreen Special Values Fund

  (Class A)(1)

  Fidelity® VIP Contrafund® Portfolio (Initial Class)

  Fidelity® VIP Equity-Income Portfolio (Initial Class)

  Fidelity® VIP Growth Portfolio (Initial Class)

  Franklin Small Cap Value Securities Fund (Class 2)

  Hibernia Mid Cap Equity Fund (Class A Shares)(1)

  ING Alliance Mid Cap Growth Portfolio (Class S)

  ING American Century Large Company Value Portfolio (Service Class)(2)

  ING American Century Select Portfolio (Service Class)

  ING American Century Small Cap Value Portfolio (Service Class)

  ING Baron Small Cap Growth Portfolio (Service Class)

  ING Evergreen Health Sciences Portfolio (Class S)

  ING FMRSM Diversified Mid Cap Portfolio (Class S)

  ING Fundamental Research Portfolio (Service Class)(2)

  ING Goldman Sachs® Capital Growth Portfolio (Service Class)(3)

  ING JPMorgan Emerging Markets Equity Portfolio (Class S)

  ING JPMorgan Fleming International Portfolio (Initial Class)

  ING JPMorgan Mid Cap Value Portfolio (Service Class)

  ING JPMorgan Small Cap Equity Portfolio (Class S)

  ING Julius Baer Foreign Portfolio

  (Class S)

  ING Legg Mason Value Portfolio

  (Class S)

  ING Marisco Growth Portfolio (Class S)

  ING Marisco International Opportunities Portfolio (Class S)

  ING MFS Capital Opportunities Portfolio (Initial Class)

  ING MFS Utilities Portfolio (Class S)

  ING OpCap Balanced Value Portfolio (Service Class)

  ING Oppenheimer Global Portfolio (Initial Class)

  ING Oppenheimer Main Street Portfolio (Class S)

  ING Oppenheimer Strategic Income Portfolio (Initial Class)

  ING PIMCO High Yield Portfolio

  (Class S)

  ING PIMCO Total Return Portfolio (Service Class)

  ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)

  ING Davis Venture Value Portfolio (formerly ING Salomon Brothers Fundamental Value Portfolio) (Service Class)

  ING Solution 2015 Portfolio (Service Class)(4)

  ING Solution 2025 Portfolio (Service Class)(4)

  ING Solution 2035 Portfolio (Service Class)(4)

  ING Solution 2045 Portfolio (Service Class)(4)

  ING Solution Income Portfolio (Service Class)(4)

  ING Stock Index Portfolio (Class I)

  ING T. Rowe Price Capital Appreciation Portfolio (Class S)

  ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Service Class)

  ING T. Rowe Price Growth Equity Portfolio (Initial Class)

  ING UBS U.S. Large Cap Equity Portfolio (Initial Class)

  ING Van Kampen Comstock Portfolio (Service Class)

  ING Van Kampen Equity and Income Portfolio (Service Class)

  ING Van Kampen Growth and Income Portfolio (Class S)

  ING VP Balanced Portfolio, Inc.

  (Class I)

  ING VP Financial Services Portfolio (Class I)

  ING VP Global Science and Technology Portfolio (Class I)

  ING VP Growth and Income Portfolio (Class I)

  ING VP Growth Portfolio (Class I)

  ING VP Index Plus LargeCap Portfolio (Class I)

  ING VP Index Plus MidCap Portfolio (Class I)

  ING VP Index Plus SmallCap Portfolio (Class I)

  ING VP Intermediate Bond Portfolio (Class I)(2)

  ING VP International Equity Portfolio (Class I)

  ING VP International Value Portfolio (Class I)

  ING VP MidCap Opportunities Portfolio (Class I)

  ING VP Money Market Portfolio

  (Class I)

  ING VP Real Estate Portfolio (Class I)

  ING VP Small Company Portfolio (Class I)

  ING VP SmallCap Opportunities Portfolio (Class I)

  ING VP Strategic Allocation Balanced Portfolio (Class I)

  ING VP Strategic Allocation Growth Portfolio (Class I)

  ING VP Strategic Allocation Income Portfolio (Class I)

  ING VP Value Opportunity Portfolio (Class I)

  Lord Abbett Series Fund - Growth and Income Portfolio (Class VC)

  Lord Abbett Series Fund - Mid-Cap Value Portfolio (Class VC)

  New Perspective Fund® (Class R-4)(1)

  Oppenheimer Developing Markets Fund (Class A)(1)

  Oppenheimer Main Street Small Cap Fund ®/VA

  PIMCO VIT Real Return Portfolio (Administrative Class)

  Pioneer Equity Income VCT Portfolio (Class I)

  Pioneer Fund VCT Portfolio (Class I)

  Pioneer High Yield VCT Portfolio (Class I)

  Pioneer Mid Cap Value VCT Portfolio (Class I)

  Templeton Global Bond Fund

  (Class A)(1)

  The Growth Fund of America®

  (Class R-4)(1)

  Wanger Select

  Wanger U.S. Smaller Companies

  Washington Mutual Investors FundSM (Class R-4)(1)

(1) This fund is available to the general public. See "Additional Risks of Investing in the Funds" in the prospectus.
(2) This fund has changed its name to the name listed above. See Appendix III - Description of Underlying Funds in the prospectus for a complete list of former and current fund names.

  (3) Goldman Sachs® is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.

  (4) These portfolios are structured as fund of funds that invest directly in shares of underlying funds. See "Fees - Fund Fees and Expenses" for additional information.

  Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

3

OFFERING AND PURCHASE OF CONTRACTS

  The Company's affiliate, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the NASD, Inc. and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled "Contract Ownership and Rights" and "Your Account Value."

  Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December 31, 2004, 2003 and 2002 amounted to $18,831, $1,250 and $2,742 respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account I.

INCOME PHASE PAYMENTS

  When you begin receiving payments under the contract during the income phase (see "Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax) is applied to provide payments to you in accordance with the payment option and investment options elected.

  The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, the variable payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

  When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based on a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.
EXAMPLE:

  Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

4

  Assume also that no premium tax is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1000 of value applied; the annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

  Assume then that the value of an annuity unit for the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

  Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

  The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

  *If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

  We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts.

  We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit. We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

  We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the assets classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

5

  We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  Ernst & Young LLP, 600 Peachtree Street, Suite 2800, Atlanta, GA 30308 is the independent registered public accounting firm for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account's financial statements.

FINANCIAL STATEMENTS

  The statement of assets and liabilities of Variable Annuity Account I as of December 31, 2004, and the related statement of operations for the year ended December 31, 2004 and statement of changes in net assets for each of the two years ended December 31, 2004 and 2003, appearing herein, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their report appearing herein. The statement of assets and liabilities of Variable Annuity Account I as of September 30, 2005, and the related statement of operations for the nine -months period ended September 30, 2005 and statement of changes in net assets for the nine -months period ended September 30, 2005, appearing herein, are unaudited.

  The consolidated balance sheet of the Company at December 31, 2004 and 2003 and the related consolidated statements of operations, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2004, appearing herein, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their report appearing herein. The consolidated balance sheet of the Company as of September 30, 2005 and the related consolidated statements of operations for the three and nine-month periods ended September 30 2005 and 2004, and the related statements of , changes in shareholder's equity, and cash flows for the nine-month periods ended September 30, 2005 and 2004, appearing herein, are unaudited. Our financial statements should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in Variable Annuity Account I.

6

  Financial Statements

  ING Insurance Company of America

  Variable Annuity Account I

  Year ended December 31, 2004

  with Report of Independent Registered Public Accounting Firm

  S-1

  This page intentionally left blank.

  ING INSURANCE COMPANY OF AMERICA

  VARIABLE ANNUITY ACCOUNT I

  Financial Statements

  Year ended December 31, 2004

  This page intentionally left blank.

  Report of Independent Registered Public Accounting Firm

  The Board of Directors and Participants

  ING Insurance Company of America

  We have audited the accompanying statements of assets and liabilities of ING Insurance Company of America Variable Annuity Account I (the "Account") comprised of the following as of December 31, 2004, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

  AIM Variable Insurance Funds:

  AIM V.I. Capital Appreciation Fund - Series I Shares

  AIM V.I. Core Equity Fund - Series I Shares

  AIM V.I. Growth Fund - Series I Shares

  AIM V.I. Premier Equity Fund - Series I Shares

  Alger American Funds:

  Alger American Balanced Portfolio - Class O

  Alger American Income & Growth Portfolio - Class O

  Alger American Leveraged AllCap Portfolio - Class O

  American Century® Investments:

  American Century® VP Balanced Fund

  American Century® VP International Fund

  Calvert Social Balanced Portfolio

  Federated Insurance Series:

  Federated American Leaders Fund II

  Federated Capital Income Fund II

  Federated Equity Income Fund II

  Federated Fund for US Government Securities II

  Federated High Income Bond Fund II

  Federated International Equity Fund II

  Federated Mid Cap Growth Strategies Fund II

  Federated Prime Money Fund II

  Fidelity® Investments Variable Insurance

  Products Funds:

  Fidelity® VIP Asset ManagerSM Portfolio - Initial Class

  Fidelity® VIP Contrafund® Portfolio - Initial Class

  Fidelity® VIP Equity-Income Portfolio - Initial Class

  Fidelity® VIP Growth Portfolio - Initial Class

  Fidelity® VIP High Income Portfolio - Initial Class

  Fidelity® Investments Variable Insurance Products Funds (continued):

  Fidelity® VIP Index 500 Portfolio - Initial Class

  Fidelity® VIP Investment Grade Bond Portfolio - Initial Class

  Fidelity® VIP Overseas Portfolio - Initial Class

  ING VP Balanced Portfolio, Inc. - Class I

  ING VP Emerging Markets Fund

  ING VP Intermediate Bond Portfolio - Class I

  ING VP Money Market Portfolio - Class I

  ING VP Natural Resources Trust

  ING Partners, Inc.:

  ING JPMorgan International Portfolio - Initial Class

  ING MFS Capital Opportunities Portfolio - Initial Class

  ING Salomon Brothers Aggressive Growth Portfolio - Initial Class

  ING T. Rowe Price Growth Equity Portfolio - Initial Class

  ING UBS Large Cap Equity Portfolio - Initial Class

  ING Strategic Allocation Portfolios, Inc.:

  ING VP Strategic Allocation Balanced Portfolio - Class I

  ING VP Strategic Allocation Growth Portfolio - Class I

  ING VP Strategic Allocation Income Portfolio - Class I

  ING Variable Funds:

  ING VP Growth and Income Portfolio - Class I

  ING Variable Portfolios, Inc.:

  ING VP Global Science and Technology Portfolio - Class I

  ING VP Growth Portfolio - Class I

  ING VP Index Plus LargeCap Portfolio - Class I

  ING VP Index Plus MidCap Portfolio - Class I

  ING VP Index Plus SmallCap Portfolio - Class I

  ING VP International Equity Portfolio - Class I

  ING VP International Value Portfolio - Class I

  ING VP Small Company Portfolio - Class I

  ING VP Value Opportunity Portfolio - Class I

  Janus Aspen Series:

  Janus Aspen Series Balanced Portfolio - Institutional Shares

  Janus Aspen Series Flexible Income Portfolio - Institutional Shares

  Janus Aspen Series Growth Portfolio - Institutional Shares

  Janus Aspen Series (continued):

  Janus Aspen Series MidCap Growth Portfolio - Institutional Shares

  Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares

  Lord Abbett Series Fund Growth and Income Portfolio - Class VC Shares

  MFS® Variable Insurance Trust:

  MFS ® VIT Strategic Income Series

  MFS® Total Return Series - Initial Class

  Oppenheimer Variable Account Funds:

  Oppenheimer Aggressive Growth Fund/VA®

  Oppenheimer Global Securities Fund/VA®

  Oppenheimer Main Street Fund/VA®

  Oppenheimer Strategic Bond Fund/VA®

  Pioneer Equity Income VCT Portfolio - Class I

  We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion of the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures also included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ING Insurance Company of America Variable Annuity Account I at December 31, 2004, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

  /s/ Ernst & Young

  Atlanta, Georgia

  March 15, 2005

  ING INSURANCE COMPANY OF AMERICA

  VARIABLE ANNUITY ACCOUNT I

  Statements of Assets and Liabilities

  December 31, 2004

  (Dollars in thousands, except for unit data)

	AIM V.I.	AIM V.I.		AIM V.I.	Alger
	Capital	Core	AIM V.I.	Premier	American
	Appreciation	Equity	Growth	Equity	Balanced
Assets
Investments in mutual funds
at fair value	$ 8	$ 2,813	$ 1,733	$ 2,591	$ 379
Total assets	8	2,813	1,733	2,591	379
Net assets	$ 8	$ 2,813	$ 1,733	$ 2,591	$ 379

Net assets
Accumulation units	$ 8	$ 2,808	$ 1,733	$ 2,591	$ 379
Contracts in payout (annuitization)
period	-	5	-	-	-
Total net assets	$ 8	$ 2,813	$ 1,733	$ 2,591	$ 379

Accumulation units outstanding:
IICA I	-	-	-	-	18,659.192
IICA II	-	-	-	-	-
IICA III	1,014.163	345,325.970	318,511.213	366,014.407	-

Accumulation unit value:
IICA I	$ -	$ -	$ -	$ -	$ 20.29
IICA II	$ -	$ -	$ -	$ -	$ -
IICA III	$ 8.12	$ 8.13	$ 5.44	$ 7.08	$ -

Total number of mutual fund shares	363	124,450	107,956	121,661	27,941
Cost of mutual fund shares	$ 7	$ 2,400	$ 1,666	$ 2,360	$ 355

  The accompanying notes are an integral part of these financial statements.

  3

  ING INSURANCE COMPANY OF AMERICA

  VARIABLE ANNUITY ACCOUNT I

  Statements of Assets and Liabilities

  December 31, 2004

  (Dollars in thousands, except for unit data)

	Alger	Alger
	American	American	American	American	Calvert
	Income &	Leveraged	Century® VP	Century® VP	Social
	Growth	AllCap	Balanced	International	Balanced
Assets
Investments in mutual funds
at fair value	$ 1,364	$ 1,456	$ 129	$ 482	$ 417
Total assets	1,364	1,456	129	482	417
Net assets	$ 1,364	$ 1,456	$ 129	$ 482	$ 417

Net assets
Accumulation units	$ 1,364	$ 1,456	$ 129	$ 482	$ 417
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 1,364	$ 1,456	$ 129	$ 482	$ 417

Accumulation units outstanding:
IICA I	64,235.169	71,112.750	7,765.359	30,044.576	24,894.200
IICA II	-	-	-	-	9,780.553
IICA III	-	-	-	-	30.383

Accumulation unit value:
IICA I	$ 21.24	$ 20.47	$ 16.57	$ 16.04	$ 12.07
IICA II	$ -	$ -	$ -	$ -	$ 11.93
IICA III	$ -	$ -	$ -	$ -	$ 10.17

Total number of mutual fund shares	135,757	47,900	17,675	65,567	223,004
Cost of mutual fund shares	$ 1,354	$ 1,417	$ 112	$ 423	$ 378

  The accompanying notes are an integral part of these financial statements.

  4

  ING INSURANCE COMPANY OF AMERICA

  VARIABLE ANNUITY ACCOUNT I

  Statements of Assets and Liabilities

  December 31, 2004

  (Dollars in thousands, except for unit data)

Federated
	Federated	Federated	Federated	Fund for US	Federated
	American	Capital	Equity	Government	High Income
	Leaders	Income	Income	Securities	Bond
Assets
Investments in mutual funds
at fair value	$ 69,516	$ 6,812	$ 15,392	$ 3,685	$ 12,379
Total assets	69,516	6,812	15,392	3,685	12,379
Net assets	$ 69,516	$ 6,812	$ 15,392	$ 3,685	$ 12,379

Net assets
Accumulation units	$ 69,445	$ 6,779	$ 15,345	$ 3,685	$ 12,364
Contracts in payout (annuitization)
period	71	33	47	-	15
Total net assets	$ 69,516	$ 6,812	$ 15,392	$ 3,685	$ 12,379

Accumulation units outstanding:
IICA I	3,129,559.081	527,971.963	1,117,643.190	239,146.463	768,936.505
IICA II	-	-	-	-	-
IICA III	-	-	-	-	-

Accumulation unit value:
IICA I	$ 22.19	$ 12.84	$ 13.73	$ 15.41	$ 16.08
IICA II	$ -	$ -	$ -	$ -	$ -
IICA III	$ -	$ -	$ -	$ -	$ -

Total number of mutual fund shares	3,363,122	767,966	1,146,936	317,694	1,509,678
Cost of mutual fund shares	$ 66,750	$ 8,739	$ 15,178	$ 3,709	$ 11,244

  The accompanying notes are an integral part of these financial statements.

  5

  ING INSURANCE COMPANY OF AMERICA

  VARIABLE ANNUITY ACCOUNT I

  Statements of Assets and Liabilities

  December 31, 2004

  (Dollars in thousands, except for unit data)

		Federated
	Federated	Mid Cap	Federated	Fidelity®	Fidelity®
	International	Growth	Prime	VIP Asset	VIP
	Equity	Strategies	Money	ManagerSM	Contrafund®
Assets
Investments in mutual funds
at fair value	$ 10,192	$ 17,572	$ 2,153	$ 4,630	$ 27,934
Total assets	10,192	17,572	2,153	4,630	27,934
Net assets	$ 10,192	$ 17,572	$ 2,153	$ 4,630	$ 27,934

Net assets
Accumulation units	$ 10,169	$ 17,572	$ 2,153	$ 4,630	$ 27,934
Contracts in payout (annuitization)
period	23	-	-	-	-
Total net assets	$ 10,192	$ 17,572	$ 2,153	$ 4,630	$ 27,934

Accumulation units outstanding:
IICA I	642,380.354	819,961.223	175,935.784	204,173.203	987,722.287
IICA II	-	-	-	99,168.605	270,618.467
IICA III	-	-	-	-	4,192.048

Accumulation unit value:
IICA I	$ 15.83	$ 21.43	$ 12.24	$ 16.83	$ 23.87
IICA II	$ -	$ -	$ -	$ 12.04	$ 15.92
IICA III	$ -	$ -	$ -	$ -	$ 11.57

Total number of mutual fund shares	770,960	835,955	2,153,454	311,800	1,049,349
Cost of mutual fund shares	$ 14,738	$ 18,949	$ 2,153	$ 4,286	$ 21,905

  The accompanying notes are an integral part of these financial statements.

  6

  ING INSURANCE COMPANY OF AMERICA

  VARIABLE ANNUITY ACCOUNT I

  Statements of Assets and Liabilities

  December 31, 2004

  (Dollars in thousands, except for unit data)

					Fidelity®
	Fidelity®	Fidelity®	Fidelity®		VIP
	VIP Equity-	VIP	VIP High	Fidelity® VIP	Investment
	Income	Growth	Income	Index 500	Grade Bond
Assets
Investments in mutual funds
at fair value	$ 36,905	$ 29,108	$ 9,798	$ 23,475	$ 432
Total assets	36,905	29,108	9,798	23,475	432
Net assets	$ 36,905	$ 29,108	$ 9,798	$ 23,475	$ 432

Net assets
Accumulation units	$ 36,905	$ 29,108	$ 9,743	$ 23,475	$ 432
Contracts in payout (annuitization)
period	-	-	55	-	-
Total net assets	$ 36,905	$ 29,108	$ 9,798	$ 23,475	$ 432

Accumulation units outstanding:
IICA I	1,549,446.680	807,857.371	618,367.347	993,587.141	26,909.720
IICA II	440,175.245	204,880.051	237,404.162	255,117.413	-
IICA III	3,178.030	1,805,324.166	-	-	-

Accumulation unit value:
IICA I	$ 20.03	$ 16.28	$ 12.25	$ 20.53	$ 16.05
IICA II	$ 13.25	$ 11.88	$ 9.13	$ 12.06	$ -
IICA III	$ 11.88	$ 7.49	$ -	$ -	$ -

Total number of mutual fund shares	1,454,690	909,334	1,399,654	170,418	32,596
Cost of mutual fund shares	$ 30,045	$ 25,999	$ 8,887	$ 19,229	$ 413

  The accompanying notes are an integral part of these financial statements.

  7

  ING INSURANCE COMPANY OF AMERICA

  VARIABLE ANNUITY ACCOUNT I

  Statements of Assets and Liabilities

  December 31, 2004

  (Dollars in thousands, except for unit data)

	Fidelity®		ING VP	ING VP	ING VP
	VIP	ING VP	Emerging	Intermediate	Money
	Overseas	Balanced	Markets	Bond	Market
Assets
Investments in mutual funds
at fair value	$ 3,345	$ 15,527	$ 159	$ 8,673	$ 13,362
Total assets	3,345	15,527	159	8,673	13,362
Net assets	$ 3,345	$ 15,527	$ 159	$ 8,673	$ 13,362

Net assets
Accumulation units	$ 3,345	$ 15,471	$ 159	$ 8,669	$ 13,359
Contracts in payout (annuitization)
period	-	56	-	4	3
Total net assets	$ 3,345	$ 15,527	$ 159	$ 8,673	$ 13,362

Accumulation units outstanding:
IICA I	178,516.458	195,680.504	13,701.813	419,544.933	677,900.718
IICA II	55,155.962	79,751.964	-	132,043.741	266,153.627
IICA III	-	964,010.821	-	16,961.975	161,923.063

Accumulation unit value:
IICA I	$ 15.19	$ 19.03	$ 11.58	$ 15.69	$ 12.54
IICA II	$ 11.49	$ 13.24	$ -	$ 14.06	$ 11.58
IICA III	$ -	$ 11.09	$ -	$ 13.57	$ 10.97

Total number of mutual fund shares	190,948	1,158,706	19,983	660,053	1,032,792
Cost of mutual fund shares	$ 2,665	$ 13,653	$ 115	$ 9,035	$ 13,266

  The accompanying notes are an integral part of these financial statements.

  8

  ING INSURANCE COMPANY OF AMERICA

  VARIABLE ANNUITY ACCOUNT I

  Statements of Assets and Liabilities

  December 31, 2004

  (Dollars in thousands, except for unit data)

				ING Salomon	ING
	ING VP	ING	ING MFS	Brothers	T. Rowe Price
	Natural	JPMorgan	Capital	Aggressive	Growth
	Resources	International	Opportunities	Growth	Equity
Assets
Investments in mutual funds
at fair value	$ 382	$ 2,312	$ 3,062	$ 9,369	$ 18,659
Total assets	382	2,312	3,062	9,369	18,659
Net assets	$ 382	$ 2,312	$ 3,062	$ 9,369	$ 18,659

Net assets
Accumulation units	$ 382	$ 2,285	$ 3,029	$ 9,365	$ 18,538
Contracts in payout (annuitization)
period	-	27	33	4	121
Total net assets	$ 382	$ 2,312	$ 3,062	$ 9,369	$ 18,659

Accumulation units outstanding:
IICA I	23,026.703	145,478.406	178,324.316	872,365.711	859,736.340
IICA II	-	38,431.605	68,659.612	96,143.852	132,329.170
IICA III	-	-	-	2,160.948	5,631.774

Accumulation unit value:
IICA I	$ 16.59	$ 12.55	$ 12.42	$ 9.77	$ 19.40
IICA II	$ -	$ 11.96	$ 11.86	$ 8.62	$ 13.61
IICA III	$ -	$ -	$ -	$ 6.12	$ 10.26

Total number of mutual fund shares	21,644	188,003	112,570	234,526	374,612
Cost of mutual fund shares	$ 296	$ 1,915	$ 2,535	$ 7,077	$ 16,273

  The accompanying notes are an integral part of these financial statements.

  9

  ING INSURANCE COMPANY OF AMERICA

  VARIABLE ANNUITY ACCOUNT I

  Statements of Assets and Liabilities

  December 31, 2004

  (Dollars in thousands, except for unit data)

		ING VP	ING VP	ING VP
	ING UBS U.S.	Strategic	Strategic	Strategic	ING VP
	Large Cap	Allocation	Allocation	Allocation	Growth and
	Equity	Balanced	Growth	Income	Income
Assets
Investments in mutual funds
at fair value	$ 6,993	$ 1,510	$ 1,793	$ 1,589	$ 10,555
Total assets	6,993	1,510	1,793	1,589	10,555
Net assets	$ 6,993	$ 1,510	$ 1,793	$ 1,589	$ 10,555

Net assets
Accumulation units	$ 6,993	$ 1,510	$ 1,793	$ 1,586	$ 10,495
Contracts in payout (annuitization)
period	-	-	-	3	60
Total net assets	$ 6,993	$ 1,510	$ 1,793	$ 1,589	$ 10,555

Accumulation units outstanding:
IICA I	630,853.543	84,249.093	100,636.454	81,018.237	511,623.129
IICA II	69,766.942	9,986.986	6,479.041	21,163.166	320,334.002
IICA III	-	-	-	-	4,528.609

Accumulation unit value:
IICA I	$ 9.88	$ 16.54	$ 17.09	$ 16.34	$ 14.83
IICA II	$ 10.89	$ 11.68	$ 11.26	$ 12.38	$ 8.97
IICA III	$ -	$ -	$ -	$ -	$ 7.55

Total number of mutual fund shares	814,988	108,564	121,465	121,827	545,471
Cost of mutual fund shares	$ 6,395	$ 1,366	$ 1,540	$ 1,409	$ 8,337

  The accompanying notes are an integral part of these financial statements.

  10

  ING INSURANCE COMPANY OF AMERICA

  VARIABLE ANNUITY ACCOUNT I

  Statements of Assets and Liabilities

  December 31, 2004

  (Dollars in thousands, except for unit data)

	ING VP
	Global		ING VP	ING VP	ING VP
	Science and	ING VP	Index Plus	Index Plus	Index Plus
	Technology	Growth	LargeCap	MidCap	SmallCap
Assets
Investments in mutual funds
at fair value	$ 2,151	$ 3,236	$ 18,465	$ 85	$ 3
Total assets	2,151	3,236	18,465	85	3
Net assets	$ 2,151	$ 3,236	$ 18,465	$ 85	$ 3

Net assets
Accumulation units	$ 2,151	$ 3,146	$ 18,305	$ 85	$ 3
Contracts in payout (annuitization)
period	-	90	160	-	-
Total net assets	$ 2,151	$ 3,236	$ 18,465	$ 85	$ 3

Accumulation units outstanding:
IICA I	162,127.374	57,495.824	219,239.071	-	-
IICA II	13,985.278	29,696.042	106,738.288	-	-
IICA III	416,541.644	295,721.606	1,475,682.366	5,142.373	189.719

Accumulation unit value:
IICA I	$ 3.58	$ 14.13	$ 18.30	$ -	$ -
IICA II	$ 3.60	$ 10.36	$ 12.38	$ -	$ -
IICA III	$ 3.65	$ 6.85	$ 8.79	$ 16.52	$ 16.73

Total number of mutual fund shares	563,126	338,476	1,245,940	4,678	194
Cost of mutual fund shares	$ 2,070	$ 2,877	$ 15,133	$ 66	$ 3

  The accompanying notes are an integral part of these financial statements.

  11

  ING INSURANCE COMPANY OF AMERICA

  VARIABLE ANNUITY ACCOUNT I

  Statements of Assets and Liabilities

  December 31, 2004

  (Dollars in thousands, except for unit data)

	ING VP	ING VP	ING VP	ING VP	Janus Aspen
	International	International	Small	Value	Series
	Equity	Value	Company	Opportunity	Balanced
Assets
Investments in mutual funds
at fair value	$ 1,140	$ 134	$ 16,310	$ 3,146	$ 11,210
Total assets	1,140	134	16,310	3,146	11,210
Net assets	$ 1,140	$ 134	$ 16,310	$ 3,146	$ 11,210

Net assets
Accumulation units	$ 1,140	$ 134	$ 15,910	$ 3,146	$ 11,210
Contracts in payout (annuitization)
period	-	-	400	-	-
Total net assets	$ 1,140	$ 134	$ 16,310	$ 3,146	$ 11,210

Accumulation units outstanding:
IICA I	82,134.512	-	286,551.279	132,861.564	362,179.552
IICA II	15,101.591	-	101,385.705	54,949.732	152,078.372
IICA III	28,991.468	11,178.112	559,666.272	6,699.899	2,769.711

Accumulation unit value:
IICA I	$ 9.33	$ -	$ 21.90	$ 17.77	$ 24.11
IICA II	$ 9.43	$ -	$ 15.81	$ 13.07	$ 16.09
IICA III	$ 7.97	$ 11.97	$ 14.35	$ 9.91	$ 11.06

Total number of mutual fund shares	130,410	10,486	817,929	238,479	459,603
Cost of mutual fund shares	$ 1,019	$ 119	$ 13,015	$ 2,921	$ 10,227

The accompanying notes are an integral part of these financial statements.

12

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Assets and Liabilities

December 31, 2004

(Dollars in thousands, except for unit data)

	Janus Aspen		Janus Aspen	Janus Aspen	Lord Abbett
	Series	Janus Aspen	Series	Series	Series Fund
	Flexible	Series	MidCap	Worldwide	Growth and
	Income	Growth	Growth	Growth	Income
Assets
Investments in mutual funds
at fair value	$ 3,567	$ 6,902	$ 12,275	$ 21,890	$ 883
Total assets	3,567	6,902	12,275	21,890	883
Net assets	$ 3,567	$ 6,902	$ 12,275	$ 21,890	$ 883

Net assets
Accumulation units	$ 3,567	$ 6,826	$ 12,275	$ 21,811	$ 883
Contracts in payout (annuitization)
period	-	76	-	79	-
Total net assets	$ 3,567	$ 6,902	$ 12,275	$ 21,890	$ 883

Accumulation units outstanding:
IICA I	157,500.580	341,167.925	369,046.908	903,220.999	-
IICA II	59,764.424	90,646.715	73,263.533	192,887.706	-
IICA III	1,288.350	4,782.895	846,041.459	251,615.000	77,438.860

Accumulation unit value:
IICA I	$ 17.24	$ 16.96	$ 16.82	$ 19.62	$ -
IICA II	$ 13.97	$ 11.11	$ 13.19	$ 11.55	$ -
IICA III	$ 13.39	$ 6.84	$ 6.03	$ 7.40	$ 11.40

Total number of mutual fund shares	293,861	343,895	475,052	817,392	32,480
Cost of mutual fund shares	$ 3,668	$ 5,459	$ 8,972	$ 18,959	$ 830

The accompanying notes are an integral part of these financial statements.

13

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Assets and Liabilities

December 31, 2004

(Dollars in thousands, except for unit data)

	MFS®	MFS®	Oppenheimer	Oppenheimer	Oppenheimer
	VIT Strategic	Total	Aggressive	Global	Main
	Income	Return	Growth	Securities	Street
Assets
Investments in mutual funds
at fair value	$ 1,053	$ 17,502	$ 4,555	$ 19,854	$ 8,147
Total assets	1,053	17,502	4,555	19,854	8,147
Net assets	$ 1,053	$ 17,502	$ 4,555	$ 19,854	$ 8,147

Net assets
Accumulation units	$ 1,053	$ 17,502	$ 4,555	$ 19,854	$ 8,077
Contracts in payout (annuitization)
period	-	-	-	-	70
Total net assets	$ 1,053	$ 17,502	$ 4,555	$ 19,854	$ 8,147

Accumulation units outstanding:
IICA I	61,394.775	722,217.623	232,161.971	348,167.098	429,683.639
IICA II	15,379.866	227,866.667	85,111.645	89,871.631	210,846.154
IICA III	-	-	-	705,627.151	-

Accumulation unit value:
IICA I	$ 13.78	$ 19.52	$ 15.12	$ 23.19	$ 13.63
IICA II	$ 13.46	$ 14.94	$ 12.28	$ 19.74	$ 10.53
IICA III	$ -	$ -	$ -	$ 14.18	$ -

Total number of mutual fund shares	93,603	816,706	103,604	672,784	390,915
Cost of mutual fund shares	$ 1,006	$ 15,269	$ 3,914	$ 15,137	$ 6,670

The accompanying notes are an integral part of these financial statements.

14

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Assets and Liabilities

December 31, 2004

(Dollars in thousands, except for unit data)

	Oppenheimer	Pioneer
	Strategic	Equity Income
	Bond	VCT
Assets
Investments in mutual funds
at fair value	$ 9,172	$ -
Total assets	9,172	-
Net assets	$ 9,172	$ -

Net assets
Accumulation units	$ 9,077	$ -
Contracts in payout (annuitization)
period	95	-
Total net assets	$ 9,172	$ -

Accumulation units outstanding:
IICA I	332,742.848	-
IICA II	93,365.915	-
IICA III	186,994.863	5.704

Accumulation unit value:
IICA I	$ 15.31	$ -
IICA II	$ 14.20	$ -
IICA III	$ 14.21	$ 11.22

Total number of mutual fund shares	1,760,425	3
Cost of mutual fund shares	$ 8,283	$ -

The accompanying notes are an integral part of these financial statements.

15

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the year ended December 31, 2004

(Dollars in thousands)

	AIM V.I.	AIM V.I.		AIM V.I.	Alger
	Capital	Core	AIM V.I.	Premier	American
	Appreciation	Equity	Growth	Equity	Balanced
Net investment income (loss)
Income:
Dividends	$ -	$ 27	$ -	$ 12	$ 8
Total investment income	-	27	-	12	8
Expenses:
Mortality and expense risk and
other charges	-	26	17	24	7
Total expenses	-	26	17	24	7
Net investment income (loss)	-	1	(17)	(12)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(14)	(173)	(87)	8
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	(14)	(173)	(87)	8
Net unrealized appreciation
(depreciation) of investments	-	214	302	206	2
Net increase (decrease) in net assets
resulting from operations	$ -	$ 201	$ 112	$ 107	$ 11

The accompanying notes are an integral part of these financial statements.

16

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the year ended December 31, 2004

(Dollars in thousands)

	Alger	Alger
	American	American	American	American	Calvert
	Income &	Leveraged	Century® VP	Century® VP	Social
	Growth	AllCap	Balanced	International	Balanced
Net investment income (loss)
Income:
Dividends	$ 8	$ -	$ 3	$ 3	$ 7
Total investment income	8	-	3	3	7
Expenses:
Mortality and expense risk and
other charges	21	22	2	7	6
Total expenses	21	22	2	7	6
Net investment income (loss)	(13)	(22)	1	(4)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(28)	(13)	3	1	11
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(28)	(13)	3	1	11
Net unrealized appreciation
(depreciation) of investments	125	128	6	61	17
Net increase (decrease) in net assets
resulting from operations	$ 84	$ 93	$ 10	$ 58	$ 29

The accompanying notes are an integral part of these financial statements.

17

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the year ended December 31, 2004

(Dollars in thousands)

				Federated
	Federated	Federated	Federated	Fund for US	Federated
	American	Capital	Equity	Government	High Income
	Leaders	Income	Income	Securities	Bond
Net investment income (loss)
Income:
Dividends	$ 1,102	$ 340	$ 319	$ 210	$ 965
Total investment income	1,102	340	319	210	965
Expenses:
Mortality and expense risk and
other charges	1,048	103	225	61	185
Total expenses	1,048	103	225	61	185
Net investment income (loss)	54	237	94	149	780

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	896	(1,519)	(297)	49	(535)
Capital gains distributions	-	-	-	25	-
Total realized gain (loss) on investments
and capital gains distributions	896	(1,519)	(297)	74	(535)
Net unrealized appreciation
(depreciation) of investments	4,550	1,832	1,863	(132)	860
Net increase (decrease) in net assets
resulting from operations	$ 5,500	$ 550	$ 1,660	$ 91	$ 1,105

The accompanying notes are an integral part of these financial statements.

18

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the year ended December 31, 2004

(Dollars in thousands)

		Federated
	Federated	Mid Cap	Federated	Fidelity®	Fidelity®
	International	Growth	Prime	VIP Asset	VIP
	Equity	Strategies	Money	ManagerSM	Contrafund®
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 23	$ 170	$ 91
Total investment income	-	-	23	170	91
Expenses:
Mortality and expense risk and
other charges	150	260	43	78	368
Total expenses	150	260	43	78	368
Net investment income (loss)	(150)	(260)	(20)	92	(277)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(846)	468	-	86	960
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(846)	468	-	86	960
Net unrealized appreciation
(depreciation) of investments	2,177	2,058	-	(6)	2,785
Net increase (decrease) in net assets
resulting from operations	$ 1,181	$ 2,266	$ (20)	$ 172	$ 3,468

The accompanying notes are an integral part of these financial statements.

19

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the year ended December 31, 2004

(Dollars in thousands)

					Fidelity®
	Fidelity®	Fidelity®	Fidelity®		VIP
	VIP Equity-	VIP	VIP High	Fidelity® VIP	Investment
	Income	Growth	Income	Index 500	Grade Bond
Net investment income (loss)
Income:
Dividends	$ 601	$ 78	$ 963	$ 342	$ 26
Total investment income	601	78	963	342	26
Expenses:
Mortality and expense risk and
other charges	510	354	139	338	8
Total expenses	510	354	139	338	8
Net investment income (loss)	91	(276)	824	4	18

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	347	(379)	665	7	7
Capital gains distributions	144	-	-	-	19
Total realized gain (loss) on investments
and capital gains distributions	491	(379)	665	7	26
Net unrealized appreciation
(depreciation) of investments	2,853	1,151	(735)	1,953	(29)
Net increase (decrease) in net assets
resulting from operations	$ 3,435	$ 496	$ 754	$ 1,964	$ 15

The accompanying notes are an integral part of these financial statements.

20

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the year ended December 31, 2004

(Dollars in thousands)

	Fidelity®		ING VP	ING VP	ING VP
	VIP	ING VP	Emerging	Intermediate	Money
	Overseas	Balanced	Markets	Bond	Market
Net investment income (loss)
Income:
Dividends	$ 36	$ 277	$ 1	$ 774	$ 184
Total investment income	36	277	1	774	184
Expenses:
Mortality and expense risk and
other charges	42	157	2	139	243
Total expenses	42	157	2	139	243
Net investment income (loss)	(6)	120	(1)	635	(59)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	97	114	7	139	(36)
Capital gains distributions	-	-	-	397	-
Total realized gain (loss) on investments
and capital gains distributions	97	114	7	536	(36)
Net unrealized appreciation
(depreciation) of investments	236	902	19	(837)	38
Net increase (decrease) in net assets
resulting from operations	$ 327	$ 1,136	$ 25	$ 334	$ (57)

The accompanying notes are an integral part of these financial statements.

21

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the year ended December 31, 2004

(Dollars in thousands)

				ING Salomon	ING
	ING VP	ING	ING MFS	Brothers	T. Rowe Price
	Natural	JPMorgan	Capital	Aggressive	Growth
	Resources	International	Opportunities	Growth	Equity
Net investment income (loss)
Income:
Dividends	$ 4	$ 25	$ 13	$ -	$ 29
Total investment income	4	25	13	-	29
Expenses:
Mortality and expense risk and
other charges	5	30	41	144	262
Total expenses	5	30	41	144	262
Net investment income (loss)	(1)	(5)	(28)	(144)	(233)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	12	149	123	(21)	156
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	12	149	123	(21)	156
Net unrealized appreciation
(depreciation) of investments	26	211	219	904	1,503
Net increase (decrease) in net assets
resulting from operations	$ 37	$ 355	$ 314	$ 739	$ 1,426

The accompanying notes are an integral part of these financial statements.

22

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the year ended December 31, 2004

(Dollars in thousands)

		ING VP	ING VP	ING VP
	ING UBS U.S.	Strategic	Strategic	Strategic	ING VP
	Large Cap	Allocation	Allocation	Allocation	Growth and
	Equity	Balanced	Growth	Income	Income
Net investment income (loss)
Income:
Dividends	$ 51	$ 19	$ 12	$ 30	$ 254
Total investment income	51	19	12	30	254
Expenses:
Mortality and expense risk and
other charges	95	20	19	22	147
Total expenses	95	20	19	22	147
Net investment income (loss)	(44)	(1)	(7)	8	107

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(55)	73	78	10	312
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(55)	73	78	10	312
Net unrealized appreciation
(depreciation) of investments	947	52	99	87	268
Net increase (decrease) in net assets
resulting from operations	$ 848	$ 124	$ 170	$ 105	$ 687

The accompanying notes are an integral part of these financial statements.

23

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the year ended December 31, 2004

(Dollars in thousands)

	ING VP
	Global		ING VP	ING VP	ING VP
	Science and	ING VP	Index Plus	Index Plus	Index Plus
	Technology	Growth	LargeCap	MidCap	SmallCap
Net investment income (loss)
Income:
Dividends	$ -	$ 4	$ 173	$ -	$ -
Total investment income	-	4	173	-	-
Expenses:
Mortality and expense risk and
other charges	27	35	189	1	-
Total expenses	27	35	189	1	-
Net investment income (loss)	(27)	(31)	(16)	(1)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	320	(44)	39	2	8
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	320	(44)	39	2	8
Net unrealized appreciation
(depreciation) of investments	(357)	242	1,539	9	(5)
Net increase (decrease) in net assets
resulting from operations	$ (64)	$ 167	$ 1,562	$ 10	$ 3

The accompanying notes are an integral part of these financial statements.

24

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the year ended December 31, 2004

(Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP	Janus Aspen
	International	International	Small	Value	Series
	Equity	Value	Company	Opportunity	Balanced
Net investment income (loss)
Income:
Dividends	$ 9	$ -	$ 42	$ 33	$ 259
Total investment income	9	-	42	33	259
Expenses:
Mortality and expense risk and
other charges	11	-	184	49	173
Total expenses	11	-	184	49	173
Net investment income (loss)	(2)	-	(142)	(16)	86

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	60	-	819	(59)	100
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	60	-	819	(59)	100
Net unrealized appreciation
(depreciation) of investments	60	15	1,157	343	608
Net increase (decrease) in net assets
resulting from operations	$ 118	$ 15	$ 1,834	$ 268	$ 794

The accompanying notes are an integral part of these financial statements.

25

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the year ended December 31, 2004

(Dollars in thousands)

	Janus Aspen		Janus Aspen	Janus Aspen	Lord Abbett
	Series	Janus Aspen	Series	Series	Series Fund
	Flexible	Series	MidCap	Worldwide	Growth and
	Income	Growth	Growth	Growth	Income
Net investment income (loss)
Income:
Dividends	$ 222	$ 10	$ -	$ 230	$ 7
Total investment income	222	10	-	230	7
Expenses:
Mortality and expense risk and
other charges	61	110	128	328	2
Total expenses	61	110	128	328	2
Net investment income (loss)	161	(100)	(128)	(98)	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	85	(82)	882	(648)	-
Capital gains distributions	32	-	-	-	7
Total realized gain (loss) on investments
and capital gains distributions	117	(82)	882	(648)	7
Net unrealized appreciation
(depreciation) of investments	(182)	324	1,128	1,394	53
Net increase (decrease) in net assets
resulting from operations	$ 96	$ 142	$ 1,882	$ 648	$ 65

The accompanying notes are an integral part of these financial statements.

26

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the year ended December 31, 2004

(Dollars in thousands)

	MFS®	MFS®	Oppenheimer	Oppenheimer	Oppenheimer
	VIT Strategic	Total	Aggressive	Global	Main
	Income	Return	Growth	Securities	Street
Net investment income (loss)
Income:
Dividends	$ 59	$ 288	$ -	$ 193	$ 66
Total investment income	59	288	-	193	66
Expenses:
Mortality and expense risk and
other charges	16	241	60	196	109
Total expenses	16	241	60	196	109
Net investment income (loss)	43	47	(60)	(3)	(43)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	25	211	443	318	38
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	25	211	443	318	38
Net unrealized appreciation
(depreciation) of investments	(3)	1,390	298	2,588	608
Net increase (decrease) in net assets
resulting from operations	$ 65	$ 1,648	$ 681	$ 2,903	$ 603

The accompanying notes are an integral part of these financial statements.

27

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the year ended December 31, 2004

(Dollars in thousands)

	Oppenheimer	Pioneer
	Strategic	Equity Income
	Bond	VCT
Net investment income (loss)
Income:
Dividends	$ 415	$ -
Total investment income	415	-
Expenses:
Mortality and expense risk and
other charges	109	-
Total expenses	109	-
Net investment income (loss)	306	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	236	-
Capital gains distributions	-	-
Total realized gain (loss) on investments
and capital gains distributions	236	-
Net unrealized appreciation
(depreciation) of investments	76	-
Net increase (decrease) in net assets
resulting from operations	$ 618	$ -

The accompanying notes are an integral part of these financial statements.

28

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

	AIM V.I.	AIM V.I.		AIM V.I.
	Capital	Core	AIM V.I.	Premier
	Appreciation	Equity	Growth	Equity
Net assets at January 1, 2003	$ 6	$ 1,625	$ 1,170	$ 1,374

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	2	(14)	(12)
Net realized gain (loss) on investments
and capital gains distributions	-	(16)	(57)	(37)
Net unrealized appreciation (depreciation) of investments	2	456	455	458
Net increase (decrease) in net assets from operations	2	442	384	409
Changes from principal transactions:
Total unit transactions	4	458	181	486
Increase (decrease) in net assets derived from
principal transactions	4	458	181	486
Total increase (decrease)	6	900	565	895
Net assets at December 31, 2003	12	2,525	1,735	2,269

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	1	(17)	(12)
Net realized gain (loss) on investments
and capital gains distributions	-	(14)	(173)	(87)
Net unrealized appreciation (depreciation) of investments	-	214	302	206
Net increase (decrease) in net assets from operations	-	201	112	107
Changes from principal transactions:
Total unit transactions	(4)	87	(114)	215
Increase (decrease) in net assets derived from
principal transactions	(4)	87	(114)	215
Total increase (decrease)	(4)	288	(2)	322
Net assets at December 31, 2004	$ 8	$ 2,813	$ 1,733	$ 2,591

The accompanying notes are an integral part of these financial statements.

29

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

		Alger	Alger
	Alger	American	American	American
	American	Income &	Leveraged	Century® VP
	Balanced	Growth	AllCap	Balanced
Net assets at January 1, 2003	$ 750	$ 1,479	$ 1,456	$ 277

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	(17)	(22)	4
Net realized gain (loss) on investments
and capital gains distributions	(12)	(57)	(69)	(6)
Net unrealized appreciation (depreciation) of investments	118	456	525	37
Net increase (decrease) in net assets from operations	111	382	434	35
Changes from principal transactions:
Total unit transactions	(231)	(193)	(230)	(135)
Increase (decrease) in net assets derived from
principal transactions	(231)	(193)	(230)	(135)
Total increase (decrease)	(120)	189	204	(100)
Net assets at December 31, 2003	630	1,668	1,660	177

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(13)	(22)	1
Net realized gain (loss) on investments
and capital gains distributions	8	(28)	(13)	3
Net unrealized appreciation (depreciation) of investments	2	125	128	6
Net increase (decrease) in net assets from operations	11	84	93	10
Changes from principal transactions:
Total unit transactions	(262)	(388)	(297)	(58)
Increase (decrease) in net assets derived from
principal transactions	(262)	(388)	(297)	(58)
Total increase (decrease)	(251)	(304)	(204)	(48)
Net assets at December 31, 2004	$ 379	$ 1,364	$ 1,456	$ 129

The accompanying notes are an integral part of these financial statements.

30

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

	American	Calvert	Federated	Federated
	Century® VP	Social	American	Capital
	International	Balanced	Leaders	Income
Net assets at January 1, 2003	$ 477	$ 182	$ 78,300	$ 8,714

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	5	140	436
Net realized gain (loss) on investments
and capital gains distributions	(12)	(5)	(83)	(1,603)
Net unrealized appreciation (depreciation) of investments	116	46	17,650	2,557
Net increase (decrease) in net assets from operations	101	46	17,707	1,390
Changes from principal transactions:
Total unit transactions	(46)	196	(14,082)	(1,978)
Increase (decrease) in net assets derived from
principal transactions	(46)	196	(14,082)	(1,978)
Total increase (decrease)	55	242	3,625	(588)
Net assets at December 31, 2003	532	424	81,925	8,126

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	1	54	237
Net realized gain (loss) on investments
and capital gains distributions	1	11	896	(1,519)
Net unrealized appreciation (depreciation) of investments	61	17	4,550	1,832
Net increase (decrease) in net assets from operations	58	29	5,500	550
Changes from principal transactions:
Total unit transactions	(108)	(36)	(17,909)	(1,864)
Increase (decrease) in net assets derived from
principal transactions	(108)	(36)	(17,909)	(1,864)
Total increase (decrease)	(50)	(7)	(12,409)	(1,314)
Net assets at December 31, 2004	$ 482	$ 417	$ 69,516	$ 6,812

The accompanying notes are an integral part of these financial statements.

31

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

		Federated	Federated
	Federated	Fund for US	High	Federated
	Equity	Government	Income	International
	Income	Securities	Bond	Equity
Net assets at January 1, 2003	$ 15,168	$ 7,622	$ 14,413	$ 11,589

Increase (decrease) in net assets
Operations:
Net investment income (loss)	85	173	910	(152)
Net realized gain (loss) on investments
and capital gains distributions	(754)	219	(1,190)	(1,002)
Net unrealized appreciation (depreciation) of investments	4,254	(336)	3,035	4,002
Net increase (decrease) in net assets from operations	3,585	56	2,755	2,848
Changes from principal transactions:
Total unit transactions	(1,431)	(2,627)	(2,660)	(2,680)
Increase (decrease) in net assets derived from
principal transactions	(1,431)	(2,627)	(2,660)	(2,680)
Total increase (decrease)	2,154	(2,571)	95	168
Net assets at December 31, 2003	17,322	5,051	14,508	11,757

Increase (decrease) in net assets
Operations:
Net investment income (loss)	94	149	780	(150)
Net realized gain (loss) on investments
and capital gains distributions	(297)	74	(535)	(846)
Net unrealized appreciation (depreciation) of investments	1,863	(132)	860	2,177
Net increase (decrease) in net assets from operations	1,660	91	1,105	1,181
Changes from principal transactions:
Total unit transactions	(3,590)	(1,457)	(3,234)	(2,746)
Increase (decrease) in net assets derived from
principal transactions	(3,590)	(1,457)	(3,234)	(2,746)
Total increase (decrease)	(1,930)	(1,366)	(2,129)	(1,565)
Net assets at December 31, 2004	$ 15,392	$ 3,685	$ 12,379	$ 10,192

The accompanying notes are an integral part of these financial statements.

32

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

	Federated
	Mid Cap	Federated	Fidelity®
	Growth	Prime	VIP Asset	Fidelity® VIP
	Strategies	Money	ManagerSM	Contrafund®
Net assets at January 1, 2003	$ 17,585	$ 5,731	$ 5,092	$ 22,088

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(258)	(34)	115	(212)
Net realized gain (loss) on investments
and capital gains distributions	(508)	-	(101)	(629)
Net unrealized appreciation (depreciation) of investments	6,710	-	725	6,359
Net increase (decrease) in net assets from operations	5,944	(34)	739	5,518
Changes from principal transactions:
Total unit transactions	(3,212)	(1,929)	(340)	(1,354)
Increase (decrease) in net assets derived from
principal transactions	(3,212)	(1,929)	(340)	(1,354)
Total increase (decrease)	2,732	(1,963)	399	4,164
Net assets at December 31, 2003	20,317	3,768	5,491	26,252

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(260)	(20)	92	(277)
Net realized gain (loss) on investments
and capital gains distributions	468	-	86	960
Net unrealized appreciation (depreciation) of investments	2,058	-	(6)	2,785
Net increase (decrease) in net assets from operations	2,266	(20)	172	3,468
Changes from principal transactions:
Total unit transactions	(5,011)	(1,595)	(1,033)	(1,786)
Increase (decrease) in net assets derived from
principal transactions	(5,011)	(1,595)	(1,033)	(1,786)
Total increase (decrease)	(2,745)	(1,615)	(861)	1,682
Net assets at December 31, 2004	$ 17,572	$ 2,153	$ 4,630	$ 27,934

The accompanying notes are an integral part of these financial statements.

33

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

	Fidelity®
	VIP Equity-	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Income	Growth	High Income	Index 500
Net assets at January 1, 2003	$ 32,897	$ 22,175	$ 6,897	$ 20,521

Increase (decrease) in net assets
Operations:
Net investment income (loss)	143	(245)	449	11
Net realized gain (loss) on investments
and capital gains distributions	(2,114)	(1,692)	230	(1,318)
Net unrealized appreciation (depreciation) of investments	10,601	8,665	1,503	6,501
Net increase (decrease) in net assets from operations	8,630	6,728	2,182	5,194
Changes from principal transactions:
Total unit transactions	(2,629)	783	3,563	(131)
Increase (decrease) in net assets derived from
principal transactions	(2,629)	783	3,563	(131)
Total increase (decrease)	6,001	7,511	5,745	5,063
Net assets at December 31, 2003	38,898	29,686	12,642	25,584

Increase (decrease) in net assets
Operations:
Net investment income (loss)	91	(276)	824	4
Net realized gain (loss) on investments
and capital gains distributions	491	(379)	665	7
Net unrealized appreciation (depreciation) of investments	2,853	1,151	(735)	1,953
Net increase (decrease) in net assets from operations	3,435	496	754	1,964
Changes from principal transactions:
Total unit transactions	(5,428)	(1,074)	(3,598)	(4,073)
Increase (decrease) in net assets derived from
principal transactions	(5,428)	(1,074)	(3,598)	(4,073)
Total increase (decrease)	(1,993)	(578)	(2,844)	(2,109)
Net assets at December 31, 2004	$ 36,905	$ 29,108	$ 9,798	$ 23,475

The accompanying notes are an integral part of these financial statements.

34

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

	Fidelity®
	VIP			ING VP
	Investment	Fidelity® VIP	ING VP	Emerging
	Grade Bond	Overseas	Balanced	Markets
Net assets at January 1, 2003	$ 686	$ 2,309	$ 10,006	$ 164

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17	(12)	95	(2)
Net realized gain (loss) on investments
and capital gains distributions	15	(150)	(138)	(6)
Net unrealized appreciation (depreciation) of investments	(8)	991	1,864	72
Net increase (decrease) in net assets from operations	24	829	1,821	64
Changes from principal transactions:
Total unit transactions	(74)	(24)	1,389	(38)
Increase (decrease) in net assets derived from
principal transactions	(74)	(24)	1,389	(38)
Total increase (decrease)	(50)	805	3,210	26
Net assets at December 31, 2003	636	3,114	13,216	190

Increase (decrease) in net assets
Operations:
Net investment income (loss)	18	(6)	120	(1)
Net realized gain (loss) on investments
and capital gains distributions	26	97	114	7
Net unrealized appreciation (depreciation) of investments	(29)	236	902	19
Net increase (decrease) in net assets from operations	15	327	1,136	25
Changes from principal transactions:
Total unit transactions	(219)	(96)	1,175	(56)
Increase (decrease) in net assets derived from
principal transactions	(219)	(96)	1,175	(56)
Total increase (decrease)	(204)	231	2,311	(31)
Net assets at December 31, 2004	$ 432	$ 3,345	$ 15,527	$ 159

The accompanying notes are an integral part of these financial statements.

35

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

	ING VP	ING VP	ING VP	ING
	Intermediate	Money	Natural	JPMorgan
	Bond	Market	Resources	International
Net assets at January 1, 2003	$ 15,106	$ 35,752	$ 383	$ 1,470

Increase (decrease) in net assets
Operations:
Net investment income (loss)	49	193	(5)	(5)
Net realized gain (loss) on investments
and capital gains distributions	445	(271)	(6)	(74)
Net unrealized appreciation (depreciation) of investments	164	(48)	106	466
Net increase (decrease) in net assets from operations	658	(126)	95	387
Changes from principal transactions:
Total unit transactions	(4,732)	(15,717)	(55)	(156)
Increase (decrease) in net assets derived from
principal transactions	(4,732)	(15,717)	(55)	(156)
Total increase (decrease)	(4,074)	(15,843)	40	231
Net assets at December 31, 2003	11,032	19,909	423	1,701

Increase (decrease) in net assets
Operations:
Net investment income (loss)	635	(59)	(1)	(5)
Net realized gain (loss) on investments
and capital gains distributions	536	(36)	12	149
Net unrealized appreciation (depreciation) of investments	(837)	38	26	211
Net increase (decrease) in net assets from operations	334	(57)	37	355
Changes from principal transactions:
Total unit transactions	(2,693)	(6,490)	(78)	256
Increase (decrease) in net assets derived from
principal transactions	(2,693)	(6,490)	(78)	256
Total increase (decrease)	(2,359)	(6,547)	(41)	611
Net assets at December 31, 2004	$ 8,673	$ 13,362	$ 382	$ 2,312

The accompanying notes are an integral part of these financial statements.

36

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

		ING Salomon	ING
	ING MFS	Brothers	T. Rowe Price	ING UBS U.S.
	Capital	Aggressive	Growth	Large Cap
	Opportunities	Growth	Equity	Equity
Net assets at January 1, 2003	$ 3,984	$ 9,494	$ 16,326	$ 7,353

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(42)	(148)	(212)	(55)
Net realized gain (loss) on investments
and capital gains distributions	(824)	(1,192)	(520)	(479)
Net unrealized appreciation (depreciation) of investments	1,649	4,569	5,126	1,954
Net increase (decrease) in net assets from operations	783	3,229	4,394	1,420
Changes from principal transactions:
Total unit transactions	(1,542)	(1,020)	(1,348)	(1,459)
Increase (decrease) in net assets derived from
principal transactions	(1,542)	(1,020)	(1,348)	(1,459)
Total increase (decrease)	(759)	2,209	3,046	(39)
Net assets at December 31, 2003	3,225	11,703	19,372	7,314

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(28)	(144)	(233)	(44)
Net realized gain (loss) on investments
and capital gains distributions	123	(21)	156	(55)
Net unrealized appreciation (depreciation) of investments	219	904	1,503	947
Net increase (decrease) in net assets from operations	314	739	1,426	848
Changes from principal transactions:
Total unit transactions	(477)	(3,073)	(2,139)	(1,169)
Increase (decrease) in net assets derived from
principal transactions	(477)	(3,073)	(2,139)	(1,169)
Total increase (decrease)	(163)	(2,334)	(713)	(321)
Net assets at December 31, 2004	$ 3,062	$ 9,369	$ 18,659	$ 6,993

The accompanying notes are an integral part of these financial statements.

37

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

	ING VP	ING VP	ING VP
	Strategic	Strategic	Strategic	ING VP
	Allocation	Allocation	Allocation	Growth and
	Balanced	Growth	Income	Income
Net assets at January 1, 2003	$ 554	$ 710	$ 1,561	$ 10,865

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(4)	16	(147)
Net realized gain (loss) on investments
and capital gains distributions	(43)	(74)	(39)	(1,227)
Net unrealized appreciation (depreciation) of investments	172	297	212	3,728
Net increase (decrease) in net assets from operations	128	219	189	2,354
Changes from principal transactions:
Total unit transactions	353	165	(102)	(1,535)
Increase (decrease) in net assets derived from
principal transactions	353	165	(102)	(1,535)
Total increase (decrease)	481	384	87	819
Net assets at December 31, 2003	1,035	1,094	1,648	11,684

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(7)	8	107
Net realized gain (loss) on investments
and capital gains distributions	73	78	10	312
Net unrealized appreciation (depreciation) of investments	52	99	87	268
Net increase (decrease) in net assets from operations	124	170	105	687
Changes from principal transactions:
Total unit transactions	351	529	(164)	(1,816)
Increase (decrease) in net assets derived from
principal transactions	351	529	(164)	(1,816)
Total increase (decrease)	475	699	(59)	(1,129)
Net assets at December 31, 2004	$ 1,510	$ 1,793	$ 1,589	$ 10,555

The accompanying notes are an integral part of these financial statements.

38

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

	ING VP
	Global		ING VP	ING VP
	Science and	ING VP	Index Plus	Index Plus
	Technology	Growth	LargeCap	MidCap
Net assets at January 1, 2003	$ 756	$ 2,359	$ 10,983	$ 45

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(19)	(32)	(9)	(1)
Net realized gain (loss) on investments
and capital gains distributions	76	(156)	(609)	-
Net unrealized appreciation (depreciation) of investments	504	877	3,634	15
Net increase (decrease) in net assets from operations	561	689	3,016	14
Changes from principal transactions:
Total unit transactions	1,580	25	2,153	4
Increase (decrease) in net assets derived from
principal transactions	1,580	25	2,153	4
Total increase (decrease)	2,141	714	5,169	18
Net assets at December 31, 2003	2,897	3,073	16,152	63

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(27)	(31)	(16)	(1)
Net realized gain (loss) on investments
and capital gains distributions	320	(44)	39	2
Net unrealized appreciation (depreciation) of investments	(357)	242	1,539	9
Net increase (decrease) in net assets from operations	(64)	167	1,562	10
Changes from principal transactions:
Total unit transactions	(682)	(4)	751	12
Increase (decrease) in net assets derived from
principal transactions	(682)	(4)	751	12
Total increase (decrease)	(746)	163	2,313	22
Net assets at December 31, 2004	$ 2,151	$ 3,236	$ 18,465	$ 85

The accompanying notes are an integral part of these financial statements.

39

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP
	Index Plus	International	International	Small
	SmallCap	Equity	Value	Company
Net assets at January 1, 2003	$ 28	$ 281	$ -	$ 8,445

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	-	(111)
Net realized gain (loss) on investments
and capital gains distributions	-	(17)	-	(774)
Net unrealized appreciation (depreciation) of investments	10	121	-	4,387
Net increase (decrease) in net assets from operations	10	103	-	3,502
Changes from principal transactions:
Total unit transactions	(1)	108	-	3,241
Increase (decrease) in net assets derived from
principal transactions	(1)	108	-	3,241
Total increase (decrease)	9	211	-	6,743
Net assets at December 31, 2003	37	492	-	15,188

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(2)	-	(142)
Net realized gain (loss) on investments
and capital gains distributions	8	60	-	819
Net unrealized appreciation (depreciation) of investments	(5)	60	15	1,157
Net increase (decrease) in net assets from operations	3	118	15	1,834
Changes from principal transactions:
Total unit transactions	(37)	530	119	(712)
Increase (decrease) in net assets derived from
principal transactions	(37)	530	119	(712)
Total increase (decrease)	(34)	648	134	1,122
Net assets at December 31, 2004	$ 3	$ 1,140	$ 134	$ 16,310

The accompanying notes are an integral part of these financial statements.

40

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

			Janus Aspen
	ING VP	Janus Aspen	Series	Janus Aspen
	Value	Series	Flexible	Series
	Opportunity	Balanced	Income	Growth
Net assets at January 1, 2003	$ 3,282	$ 17,715	$ 10,027	$ 9,846

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(17)	116	213	(124)
Net realized gain (loss) on investments
and capital gains distributions	(288)	(361)	403	(989)
Net unrealized appreciation (depreciation) of investments	931	2,114	(221)	3,597
Net increase (decrease) in net assets from operations	626	1,869	395	2,484
Changes from principal transactions:
Total unit transactions	(832)	(4,992)	(4,904)	(2,785)
Increase (decrease) in net assets derived from
principal transactions	(832)	(4,992)	(4,904)	(2,785)
Total increase (decrease)	(206)	(3,123)	(4,509)	(301)
Net assets at December 31, 2003	3,076	14,592	5,518	9,545

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16)	86	161	(100)
Net realized gain (loss) on investments
and capital gains distributions	(59)	100	117	(82)
Net unrealized appreciation (depreciation) of investments	343	608	(182)	324
Net increase (decrease) in net assets from operations	268	794	96	142
Changes from principal transactions:
Total unit transactions	(198)	(4,176)	(2,047)	(2,785)
Increase (decrease) in net assets derived from
principal transactions	(198)	(4,176)	(2,047)	(2,785)
Total increase (decrease)	70	(3,382)	(1,951)	(2,643)
Net assets at December 31, 2004	$ 3,146	$ 11,210	$ 3,567	$ 6,902

The accompanying notes are an integral part of these financial statements.

41

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

	Janus Aspen	Janus Aspen	Lord Abbett
	Series	Series	Series Fund	MFS®
	MidCap	Worldwide	Growth and	VIT Strategic
	Growth	Growth	Income	Income
Net assets at January 1, 2003	$ 8,360	$ 30,978	$ -	$ 1,134

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(112)	(78)	-	70
Net realized gain (loss) on investments
and capital gains distributions	406	(2,258)	-	50
Net unrealized appreciation (depreciation) of investments	2,243	7,933	-	3
Net increase (decrease) in net assets from operations	2,537	5,597	-	123
Changes from principal transactions:
Total unit transactions	(448)	(8,233)	-	127
Increase (decrease) in net assets derived from
principal transactions	(448)	(8,233)	-	127
Total increase (decrease)	2,089	(2,636)	-	250
Net assets at December 31, 2003	10,449	28,342	-	1,384

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(128)	(98)	5	43
Net realized gain (loss) on investments
and capital gains distributions	882	(648)	7	25
Net unrealized appreciation (depreciation) of investments	1,128	1,394	53	(3)
Net increase (decrease) in net assets from operations	1,882	648	65	65
Changes from principal transactions:
Total unit transactions	(56)	(7,100)	818	(396)
Increase (decrease) in net assets derived from
principal transactions	(56)	(7,100)	818	(396)
Total increase (decrease)	1,826	(6,452)	883	(331)
Net assets at December 31, 2004	$ 12,275	$ 21,890	$ 883	$ 1,053

The accompanying notes are an integral part of these financial statements.

42

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

	MFS®	Oppenheimer	Oppenheimer	Oppenheimer
	Total	Aggressive	Global	Main
	Return	Growth	Securities	Street
Net assets at January 1, 2003	$ 17,806	$ 2,987	$ 7,124	$ 6,276

Increase (decrease) in net assets
Operations:
Net investment income (loss)	74	(44)	(51)	(29)
Net realized gain (loss) on investments
and capital gains distributions	(342)	213	(189)	(580)
Net unrealized appreciation (depreciation) of investments	2,779	371	3,858	2,122
Net increase (decrease) in net assets from operations	2,511	540	3,618	1,513
Changes from principal transactions:
Total unit transactions	(1,695)	839	3,607	129
Increase (decrease) in net assets derived from
principal transactions	(1,695)	839	3,607	129
Total increase (decrease)	816	1,379	7,225	1,642
Net assets at December 31, 2003	18,622	4,366	14,349	7,918

Increase (decrease) in net assets
Operations:
Net investment income (loss)	47	(60)	(3)	(43)
Net realized gain (loss) on investments
and capital gains distributions	211	443	318	38
Net unrealized appreciation (depreciation) of investments	1,390	298	2,588	608
Net increase (decrease) in net assets from operations	1,648	681	2,903	603
Changes from principal transactions:
Total unit transactions	(2,768)	(492)	2,602	(374)
Increase (decrease) in net assets derived from
principal transactions	(2,768)	(492)	2,602	(374)
Total increase (decrease)	(1,120)	189	5,505	229
Net assets at December 31, 2004	$ 17,502	$ 4,555	$ 19,854	$ 8,147

The accompanying notes are an integral part of these financial statements.

43

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

	Oppenheimer	Pioneer
	Strategic	Equity Income
	Bond	VCT
Net assets at January 1, 2003	$ 5,664	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	344	-
Net realized gain (loss) on investments
and capital gains distributions	203	-
Net unrealized appreciation (depreciation) of investments	565	-
Net increase (decrease) in net assets from operations	1,112	-
Changes from principal transactions:
Total unit transactions	1,339	-
Increase (decrease) in net assets derived from
principal transactions	1,339	-
Total increase (decrease)	2,451	-
Net assets at December 31, 2003	8,115	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	306	-
Net realized gain (loss) on investments
and capital gains distributions	236	-
Net unrealized appreciation (depreciation) of investments	76	-
Net increase (decrease) in net assets from operations	618	-
Changes from principal transactions:
Total unit transactions	439	-
Increase (decrease) in net assets derived from
principal transactions	439	-
Total increase (decrease)	1,057	-
Net assets at December 31, 2004	$ 9,172	$ -

The accompanying notes are an integral part of these financial statements.

44

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements

  Organization

  ING Insurance Company of America Variable Annuity Account I (the "Account") was established by ING Insurance Company of America ("IICA" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is an indirect subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly owned subsidiary of ING Groep N.V., a global financial services holding company based in The Netherlands.

  The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. IICA provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business IICA may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of IICA. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of IICA.

  Contracts are identified in the Statement of Assets and Liabilities by the qualifiers IICA I, IICA II, and IICA III. IICA I Contracts represent certain individual and group Contracts issued as non-qualified deferred annuity Contracts or Individual Retirement Annuity Contracts issued since June 28, 1995. IICA II Contracts represent certain individual and group Contracts issued as non-qualified deferred annuity Contracts or Individual Retirement Annuity Contracts issued since May 1, 1998. Contracts are no longer sold under qualifiers IICA I and IICA II. IICA III Contracts represent certain group Contracts issued as fund vehicles for Internal Revenue Code Section 403(b) and 401(e) plans issued since September 24, 2000.

  At December 31, 2004, the Account had sixty-two active investment divisions (the "Divisions"), thirty-nine of which invest in independently managed mutual funds and twenty-three of which invest in mutual funds managed by an affiliate, either ING Investments, LLC or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2004 and related Trusts are as follows:

  AIM Variable Insurance Funds:

  AIM V.I. Capital Appreciation Fund - Series I Shares

  AIM V.I. Core Equity Fund - Series I Shares

  AIM V.I. Growth Fund - Series I Shares

  AIM V.I. Premier Equity Fund - Series I Shares

Alger American Funds: Alger American Balanced Portfolio - Class O Alger American Income & Growth Portfolio - Class O Alger American Leveraged AllCap Portfolio - Class O

  45

  ING INSURANCE COMPANY OF AMERICA

  VARIABLE ANNUITY ACCOUNT I

  Notes to Financial Statements

  American Century® Investments:

  American Century® VP Balanced Fund

  American Century® VP International Fund

  Calvert Social Balanced Portfolio

  Federated Insurance Series:

  Federated American Leaders Fund II

  Federated Capital Income Fund II

  Federated Equity Income Fund II

  Federated Fund for US Government Securities II

  Federated High Income Bond Fund II

  Federated International Equity Fund II

  Federated Mid Cap Growth Strategies Fund II

  Federated Prime Money Fund II

  Fidelity® Investments Variable Insurance Products Funds:

  Fidelity® VIP Asset ManagerSM Portfolio - Initial Class

  Fidelity® VIP Contrafund® Portfolio - Initial Class

  Fidelity® VIP Equity-Income Portfolio - Initial Class

  Fidelity® VIP Growth Portfolio - Initial Class

  Fidelity® VIP High Income Portfolio - Initial Class

  Fidelity® VIP Index 500 Portfolio - Initial Class

  Fidelity® VIP Investment Grade Bond Portfolio - Initial Class

  Fidelity® VIP Overseas Portfolio - Initial Class

  ING VP Balanced Portfolio, Inc. - Class I

  ING VP Emerging Markets Fund

  ING VP Intermediate Bond Portfolio - Class I

  ING VP Money Market Portfolio - Class I

  ING VP Natural Resources Trust

  ING Partners, Inc.:

  ING JPMorgan International Portfolio - Initial Class

  ING MFS Capital Opportunities Portfolio - Initial Class

  ING Salomon Brothers Aggressive Growth Portfolio - Initial Class

  ING T. Rowe Price Growth Equity Portfolio - Initial Class

  ING UBS U.S. Large Cap Equity Portfolio - Initial Class

  ING Strategic Allocation Portfolios, Inc.:

  ING VP Strategic Allocation Balanced Portfolio - Class I

  ING VP Strategic Allocation Growth Portfolio - Class I

  ING VP Strategic Allocation Income Portfolio - Class I

  ING Variable Funds:

  ING VP Growth and Income Portfolio - Class I

  ING Variable Portfolios, Inc.:

  ING VP Global Science and Technology Portfolio - Class I

  ING VP Growth Portfolio - Class I

  ING VP Index Plus LargeCap Portfolio - Class I

  ING VP Index Plus MidCap Portfolio - Class I

  ING VP Index Plus SmallCap Portfolio - Class I

  ING VP International Equity Portfolio - Class I

  ING VP International Value Portfolio - Class I**

  ING VP Small Company Portfolio - Class I

  ING VP Value Opportunity Portfolio - Class I

  Janus Aspen Series:

  Janus Aspen Series Balanced Portfolio - Institutional Shares

  Janus Aspen Series Flexible Income Portfolio - Institutional Shares

  Janus Aspen Series Growth Portfolio - Institutional Shares

  Janus Aspen Series MidCap Growth Portfolio - Institutional Shares

  Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares

  Lord Abbett Series Fund Growth and Income Portfolio - Class VC Shares**

  MFS® Variable Insurance Trust:

  MFS® VIT Strategic Income Series

  MFS® Total Return Series - Initial Class

  Oppenheimer Variable Account Funds:

  Oppenheimer Aggressive Growth Fund/VA®

  Oppenheimer Global Securities Fund/VA®

  Oppenheimer Main Street Fund/VA®

  Oppenheimer Strategic Bond Fund/VA®

  Pioneer Equity Income VCT Portfolio - Class I*

  * Division became available in 2003

  **Division became available in 2004

  46

  ING INSURANCE COMPANY OF AMERICA

  VARIABLE ANNUITY ACCOUNT I

  Notes to Financial Statements

  The following divisions were offered during 2004, but had no investments as of December 31, 2004:

  Aetna Index Plus Large Cap VP w/ Pri Pro - Class R

  Aetna Real Estate Securities VP

  Chapman DEM® Equity Fund - Institutional Shares

  EuroPacific Growth Fund® - Class R-4

  Evergreen Special Values Fund - Class A

  FTVIP Franklin Small Cap Value Securities Fund - Class 2

  Hibernia Mid Cap Equity Fund - Class A Shares

  ING American Century Select Portfolio - Service Class

  ING GET Fund - Series J

  ING GET Fund - Series K

  ING Julius Baer Foreign Portfolio - Service Class

  ING Oppenheimer Global Portfolio - Service Class

  ING Stock Index Portfolio - Institutional Class

  ING T. Rowe Price Diversified Mid Cap Growth Port - S Class

  ING Van Kampen Equity and Income Portfolio - Service Class

  ING VP Financial Services Portfolio - Class I

  ING VP Real Estate Portfolio - Class I

  ING VP SmallCap Opportunities Portfolio - Class I

  Pax World Balanced Fund

  PIMCO VIT Real Return Portfolio - Admin Class

  Pioneer High Yield VCT Portfolio - Class I

  Templeton Global Bond Fund - Class A

  The Growth Fund of America® - Class R-4

  Wanger Select

  Wanger U.S. Smaller Companies

  Washington Mutual Investors FundSM - Class R-4

  The names of certain Divisions were changed during 2004. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
Federated Insurance Series:	Federated Insurance Series:
Federated Mid Cap Growth Strategies Fund II	Federated Growth Strategies Fund II
ING VP Balanced Portfolio, Inc. - Class I	ING VP Balanced Portfolio, Inc. - Class R
ING VP Intermediate Bond Portfolio - Class I	ING VP Bond Portfolio - Class R
ING VP Money Market Portfolio - Class I	ING VP Money Market Portfolio - Class R
ING Partners, Inc.:	ING Partners, Inc.:
ING JPMorgan International Portfolio - Initial Class	ING JPMorgan Fleming International Portfolio - Initial Class
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	ING MFS Research Equity Portfolio - Initial Class
ING Strategic Allocation Portfolios, Inc.:	ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Balanced Portfolio - Class I	ING VP Strategic Allocation Balanced Portfolio - Class R
ING VP Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Growth Portfolio - Class R
ING VP Strategic Allocation Income Portfolio - Class I	ING VP Strategic Allocation Income Portfolio - Class R
ING Variable Funds:	ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	ING VP Growth and Income Portfolio - Class R

  47

  ING INSURANCE COMPANY OF AMERICA

  VARIABLE ANNUITY ACCOUNT I

  Notes to Financial Statements

Current Name	Former Name
ING Variable Portfolios, Inc.:	ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I	ING VP Global Science and Technology Portfolio - Class R
ING VP Growth Portfolio - Class I	ING VP Growth Portfolio - Class R
ING VP Index Plus LargeCap Portfolio - Class I	ING VP Index Plus LargeCap Portfolio - Class R
ING VP Index Plus MidCap Portfolio - Class I	ING VP Index Plus MidCap Portfolio - Class R
ING VP Index Plus SmallCap Portfolio - Class I	ING VP Index Plus SmallCap Portfolio - Class R
ING VP International Equity Portfolio - Class I	ING VP International Equity Portfolio - Class R
ING VP Small Company Portfolio - Class I	ING VP Small Company Portfolio - Class R
ING VP Value Opportunity Portfolio - Class I	ING VP Value Opportunity Portfolio - Class R
MFS® Variable Insurance Trust:	MFS® Variable Insurance Trust:
MFS® VIT Strategic Income Series	MFS® Global Government series

  Significant Accounting Policies

  The following is a summary of the significant accounting policies of the Account:

  Use of Estimates

  The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

  Investments

  Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

  Federal Income Taxes

  Operations of the Account form a part of, and are taxed with, the total operations of IICA, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of IICA.

  48

  ING INSURANCE COMPANY OF AMERICA

  VARIABLE ANNUITY ACCOUNT I

  Notes to Financial Statements

  Variable Annuity Reserves

  Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are recorded in the financial statements at the Contractowners' aggregate account values invested in the Account Divisions. Net assets allocated to Contracts in the payout period are computed according to the 1983a and 1983 Group Annuity Mortality tables using various assumed interest rates. The mortality risk is fully borne by IICA and may result in additional amounts being transferred into the Account by IICA to cover greater longevity of Contractowners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to IICA.

  Charges and Fees

  Under the terms of the Contracts, certain charges are allocated to the Contracts to cover IICA's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

  Mortality and Expense Risk Charges

  IICA assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge equal to an annual rate of up to 1.40% of the average daily net asset value of each Division of the Account.

  Administrative Charges

  A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.15% of the assets attributable to the Contracts.

  Premium Taxes

  Various states and other governmental units levy a premium tax on annuity Contracts issued by insurance companies. If the owner of a Contract lives in a state which levies such a tax, IICA may deduct the amount of the tax from the purchase payments received or the value of the Contract at annuitization.

  Other Charges

  Deductions by the Account for other charges may be made in accordance with the terms of the Contracts and paid to IICA.

  49

  ING INSURANCE COMPANY OF AMERICA

  VARIABLE ANNUITY ACCOUNT I

  Notes to Financial Statements

  Related Party Transactions

  During the year ended December 31, 2004, management fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to ING VP Bond Portfolio, ING VP Balanced Portfolio, Inc., ING Money Market Portfolio, ING Variable Funds, ING Generation Portfolios, Inc., ING VP Natural Resources Trust, ING Variable Portfolios, Inc., and ING VP Emerging Markets Fund, Inc. The annual fee rate ranged from 0.25% to 1.00% of the average net assets of each respective Fund. In addition, management fees were paid to ING Life Insurance and Annuity Company, an affiliate, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.50% to 1.00% of the average net assets of each respective Fund.

  50

  ING INSURANCE COMPANY OF AMERICA

  VARIABLE ANNUITY ACCOUNT I

  Notes to Financial Statements

  Purchases and Sales of Investment Securities

  The aggregate cost of purchases and proceeds from sales of investments follow:

	Year ended December 31
	2004		2003
	Purchases	Sales	Purchases	Sales
	(Dollars In Thousands)
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation	$ 3	$ 7	$ 4	$ -
AIM V.I. Core Equity	424	336	554	94
AIM V.I. Growth	326	457	249	82
AIM V.I. Premier Equity	536	333	576	102
Alger American Funds:
Alger American Balanced	56	317	27	253
Alger American Income & Growth	46	447	12	222
Alger American Leveraged AllCap	24	343	5	257
American Century® Investments:
American Century® VP Balanced	4	61	8	139
American Century® VP International	3	115	7	56
Calvert Social Balanced	115	150	267	66
Federated Insurance Series:
Federated American Leaders	1,575	19,430	2,015	15,957
Federated Capital Income	569	2,196	657	2,199
Federated Equity Income	1,005	4,501	1,356	2,702
Federated Fund for US Government	434	1,717	650	3,070
Federated High Income Bond	1,286	3,740	1,795	3,545
Federated International Equity	175	3,071	197	3,029
Federated Mid Cap Growth Strategies	231	5,502	490	3,960
Federated Prime Money	1,716	3,331	2,716	4,679
Fidelity® Investments Variable Insurance Products Funds:
Fidelity® VIP Asset ManagerSM	1,672	2,613	1,116	1,341
Fidelity® VIP Contrafund®	4,938	7,001	4,428	5,994
Fidelity® VIP Equity-Income	3,970	9,163	9,464	11,950
Fidelity® VIP Growth	4,997	6,347	6,342	5,804
Fidelity® VIP High Income	2,823	5,597	6,602	2,590
Fidelity® VIP Index 500	3,540	7,609	7,248	7,368
Fidelity® VIP Investment Grade Bond	45	227	39	87
Fidelity® VIP Overseas	857	959	787	823
ING VP Balanced	3,493	2,198	3,468	1,984
ING VP Emerging Markets	2	59	-	40
ING VP Intermediate Bond	2,913	4,574	2,667	7,350
ING VP Money Market	17,388	23,937	40,037	55,561
ING VP Natural Resources	11	90	-	60

  51

  ING INSURANCE COMPANY OF AMERICA

  VARIABLE ANNUITY ACCOUNT I

  Notes to Financial Statements

	Year ended December 31
	2004		2003
	Purchases	Sales	Purchases	Sales
	(Dollars In Thousands)
ING Partners, Inc.:
ING JPMorgan International	$ 1,400	$ 1,149	$ 377	$ 538
ING MFS Capital Opportunities	335	840	5,316	6,900
ING Salomon Brothers Aggressive Growth	134	3,351	294	1,808
ING T. Rowe Price Growth Equity	2,283	4,655	3,500	4,668
ING UBS U.S. Large Cap Equity	952	2,165	1,461	3,021
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Balanced	879	529	776	424
ING VP Strategic Allocation Growth	1,004	482	729	568
ING VP Strategic Allocation Income	360	516	544	630
ING Variable Funds:
ING VP Growth and Income	739	2,448	3,803	5,485
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology	933	1,642	2,281	720
ING VP Growth	669	704	688	695
ING VP Index Plus LargeCap	3,648	2,913	5,455	3,311
ING VP Index Plus MidCap	23	12	3	-
ING VP Index Plus SmallCap	2	39	-	1
ING VP International Equity	1,015	487	217	110
ING VP International Value	122	3	-	-
ING VP Small Company	4,074	4,928	8,950	5,820
ING VP Value Opportunity	991	1,205	298	1,147
Janus Aspen Series:
Janus Aspen Series Balanced	902	4,992	1,229	6,105
Janus Aspen Series Flexible Income	1,100	2,954	2,057	6,748
Janus Aspen Series Growth	349	3,234	1,773	4,682
Janus Aspen Series MidCap Growth	2,874	3,058	5,493	6,053
Janus Aspen Series Worldwide Growth	737	7,935	798	9,109
Lord Abbett Series Fund Growth and Income	836	6	-	-
MFS® Variable Insurance Trust:
MFS® VIT Strategic Income	363	716	1,313	1,116
MFS® VIT Total Return	2,589	5,310	2,836	4,457
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA	1,627	2,179	4,229	3,434
Oppenheimer Global Securities Fund/VA	5,512	2,913	4,755	1,199
Oppenheimer Main Street Fund®/VA	1,774	2,191	3,547	3,447
Oppenheimer Strategic Bond Fund/VA	2,677	1,932	4,276	2,593
Pioneer Equity Income VCT	-	-	-	-

  52

  ING INSURANCE COMPANY OF AMERICA

  VARIABLE ANNUITY ACCOUNT I

  Notes to Financial Statements

  Changes in Units

  The net changes in units outstanding follow:

	Year ended December 31
	2004			2003
			Net Units	Net Units
	Units	Units	Issued	Issued
	Issued	Redeemed	(Redeemed)	(Redeemed)
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation	1,405	(1,914)	(509)	570
AIM V.I. Core Equity	57,371	(46,138)	11,233	69,416
AIM V.I. Growth	72,588	(96,362)	(23,774)	113,077
AIM V.I. Premier Equity	86,215	(55,850)	30,365	84,019
Alger American Funds:
Alger American Balanced	6,782	(20,114)	(13,332)	(12,747)
Alger American Income & Growth	6,895	(26,200)	(19,305)	(11,278)
Alger American Leveraged AllCap	1,245	(16,669)	(15,424)	(14,299)
American Century® Investments:
American Century® VP Balanced	775	(4,563)	(3,788)	(9,736)
American Century® VP International	314	(7,878)	(7,564)	(3,799)
Calvert Social Balanced	12,175	(15,171)	(2,996)	18,650
Federated Insurance Series:
Federated American Leaders	98,839	(960,481)	(861,642)	(809,336)
Federated Capital Income	29,977	(184,158)	(154,181)	(188,119)
Federated Equity Income	85,353	(365,805)	(280,452)	(136,487)
Federated Fund for US Government	16,747	(112,308)	(95,561)	(175,126)
Federated High Income Bond	15,081	(228,089)	(213,008)	(193,483)
Federated International Equity	22,242	(213,195)	(190,953)	(234,532)
Federated Mid Cap Growth Strategies	28,979	(287,987)	(259,008)	(211,218)
Federated Prime Money	166,857	(297,024)	(130,167)	(156,058)
Fidelity® Investments Variable Insurance Products Funds:
Fidelity® VIP Asset ManagerSM	185,607	(251,419)	(65,812)	(21,579)
Fidelity® VIP Contrafund®	392,371	(479,064)	(86,693)	(82,033)
Fidelity® VIP Equity-Income	427,635	(733,140)	(305,505)	(187,042)
Fidelity® VIP Growth	650,583	(589,878)	60,705	283,600
Fidelity® VIP High Income	268,274	(628,607)	(360,333)	426,158
Fidelity® VIP Index 500	286,900	(511,054)	(224,154)	(39,210)
Fidelity® VIP Investment Grade Bond	12	(13,907)	(13,895)	(4,836)
Fidelity® VIP Overseas	86,230	(94,141)	(7,911)	(9,558)
ING VP Balanced	334,554	(187,081)	147,473	172,750
ING VP Emerging Markets	132	(6,078)	(5,946)	(5,069)
ING VP Intermediate Bond	173,232	(347,230)	(173,998)	(321,413)
ING VP Money Market	146,842	(671,246)	(524,404)	(1,279,046)
ING VP Natural Resources	-	(5,319)	(5,319)	(4,644)

  53

  ING INSURANCE COMPANY OF AMERICA

  VARIABLE ANNUITY ACCOUNT I

  Notes to Financial Statements

	Year ended December 31
	2004			2003
			Net Units	Net Units
	Units	Units	Issued	Issued
	Issued	Redeemed	(Redeemed)	(Redeemed)
ING Partners, Inc.:
ING JPMorgan International	155,499	(131,290)	24,209	(16,489)
ING MFS Capital Opportunities	34,026	(76,870)	(42,844)	(163,672)
ING Salomon Brothers Aggressive Growth	57,147	(397,639)	(340,492)	(138,436)
ING T. Rowe Price Growth Equity	228,102	(345,603)	(117,501)	(91,721)
ING UBS U.S. Large Cap Equity	193,734	(321,127)	(127,393)	(198,168)
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Balanced	82,657	(58,246)	24,411	23,316
ING VP Strategic Allocation Growth	70,255	(37,187)	33,068	15,995
ING VP Strategic Allocation Income	30,144	(37,114)	(6,970)	(5,862)
ING Variable Funds:
ING VP Growth and Income	58,784	(198,802)	(140,018)	(154,105)
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology	287,533	(478,728)	(191,195)	490,437
ING VP Growth	91,985	(76,902)	15,083	16,755
ING VP Index Plus LargeCap	437,200	(273,928)	163,272	342,850
ING VP Index Plus MidCap	2,077	(1,333)	744	317
ING VP Index Plus SmallCap	144	(2,642)	(2,498)	(2)
ING VP International Equity	135,640	(73,441)	62,199	17,585
ING VP International Value	2,305,440	(2,294,262)	11,178
ING VP Small Company	361,667	(354,531)	7,136	264,905
ING VP Value Opportunity	71,666	(81,455)	(9,789)	(60,116)
Janus Aspen Series:
Janus Aspen Series Balanced	62,717	(255,673)	(192,956)	(257,656)
Janus Aspen Series Flexible Income	73,937	(197,408)	(123,471)	(307,164)
Janus Aspen Series Growth	253,488	(437,751)	(184,263)	(215,118)
Janus Aspen Series MidCap Growth	260,007	(221,173)	38,834	52,207
Janus Aspen Series Worldwide Growth	116,727	(562,194)	(445,467)	(517,098)
Lord Abbett Series Fund Growth and Income	78,383	(945)	77,438
MFS® Variable Insurance Trust:
MFS® VIT Strategic Income	29,319	(59,653)	(30,334)	11,679
MFS® VIT Total Return	265,885	(418,239)	(152,354)	(114,344)
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA	197,283	(236,625)	(39,342)	54,126
Oppenheimer Global Securities Fund/VA	414,599	(226,434)	188,165	299,448
Oppenheimer Main Street Fund®/VA	180,058	(211,139)	(31,081)	423,331
Oppenheimer Strategic Bond Fund/VA	227,684	(189,922)	37,762	115,601
Pioneer Equity Income VCT	6	-	6	-

  54

  ING INSURANCE COMPANY OF AMERICA

  VARIABLE ANNUITY ACCOUNT I

  Notes to Financial Statements

  Financial Highlights
A summary of unit values and units outstanding for variable annuity contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2004, 2003, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
AIM V.I. Capital Appreciation
2004	1	$8.12	$ 8	-%	1.00%	5.59%
2003	2	$7.69	12	-	1.00%	28.17%
2002	1	$6.00	6	-	1.00%	-25.11%
2001	1	$8.01	4	12.41	1.00% to 1.25%	-24.05%
2000	-	$10.55	1	(a)	(a)	(a)
AIM V.I. Core Equity
2004	345	$8.13	2,813	1.01	1.00%	7.82%
2003	334	$7.54	2,525	1.06	1.00%	23.20%
2002	265	$6.12	1,625	0.40	1.00%	-16.42%
2001	174	$7.32	1,281	0.09	1.00% to 1.25%	-23.61%
2000	-	$9.58	1	(a)	(a)	(a)
AIM V.I. Growth
2004	319	$5.44	1,733	-	1.00%	7.30%
2003	342	$5.07	1,735	-	1.00%	29.67%
2002	299	$3.91	1,170	-	1.00%	-31.66%
2001	256	$5.71	1,463	0.43	1.00% to 1.25%	-34.56%
2000	16	$8.73	140	(a)	(a)	(a)
AIM V.I. Premier Equity
2004	366	$7.08	2,591	0.49	1.00%	4.73%
2003	336	$6.76	2,269	0.33	1.00%	23.81%
2002	252	$5.46	1,374	0.41	1.00%	-30.95%
2001	159	$7.91	1,257	4.22	1.00% to 1.25%	-13.44%
2000	-	$9.13	2	(a)	(a)	(a)

55

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Alger American Balanced
2004	19	$20.29	$ 379	1.59%	1.40%	3.10%
2003	32	$19.68	630	2.17	1.40%	17.42%
2002	45	$16.76	750	1.56	1.40%	-13.52%
2001	68	$19.39	1,314	3.23	1.25% to 1.40%	-3.31%
2000	77	$20.05	1,538	(a)	(a)	(a)
Alger American Income & Growth
2004	64	$21.24	1,364	0.53	1.40%	6.36%
2003	84	$19.97	1,668	0.32	1.40%	28.01%
2002	95	$15.60	1,479	0.60	1.40%	-32.07%
2001	131	$22.96	3,004	7.41	1.25% to 1.40%	-15.53%
2000	159	$27.19	4,315	(a)	(a)	(a)
Alger American Leveraged AllCap
2004	71	$20.47	1,456	-	1.40%	6.73%
2003	87	$19.18	1,660	-	1.40%	32.83%
2002	101	$14.44	1,456	0.01	1.40%	-34.84%
2001	121	$22.16	2,671	3.44	1.25% to 1.40%	-17.11%
2000	142	$26.74	3,803	(a)	(a)	(a)
American Century® VP Balanced
2004	8	$16.57	129	1.96	1.40%	8.23%
2003	12	$15.31	177	3.08	1.40%	17.86%
2002	21	$12.99	277	2.74	1.40%	-10.82%
2001	23	$14.57	336	6.24	1.25% to 1.40%	-4.89%
2000	25	$15.32	383	(a)	(a)	(a)
American Century® VP International
2004	30	$16.04	482	0.59	1.40%	13.36%
2003	38	$14.15	532	0.79	1.40%	22.72%
2002	41	$11.53	477	0.84	1.40%	-21.49%
2001	67	$14.69	979	10.52	1.25% to 1.40%	-30.17%
2000	90	$21.03	1,882	(a)	(a)	(a)

56

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Calvert Social Balanced
2004	35	$10.17 to $12.07	$ 417	1.66%	1.00% to 1.40%	6.81% to 7.17%
2003	38	$9.49 to $11.30	424	2.64	1.00% to 1.40%	17.59% to 18.18%
2002	19	$8.03 to $9.61	182	2.65	1.00% to 1.40%	-13.38% to -12.46%
2001	20	$10.92 to $11.09	222	5.66	1.00% to 1.40%	-8.25% to -8.10%
2000	18	$11.88 to $12.09	220	(a)	(a)	(a)
Federated American Leaders
2004	3,130	$22.19	69,516	1.46	1.40%	8.24%
2003	3,991	$20.50	81,925	1.52	1.40%	25.92%
2002	4,801	$16.28	78,300	1.15	1.25% to 1.40%	-21.33%
2001	5,677	$20.70	117,754	2.00	1.25% to 1.40%	-5.56%
2000	6,137	$21.92	134,796	(a)	(a)	(a)
Federated Capital Income
2004	528	$12.84	6,812	4.55	1.40%	8.35%
2003	682	$11.85	8,126	6.54	1.40%	18.98%
2002	870	$9.96	8,714	5.53	1.25% to 1.40%	-25.01%
2001	1,123	$13.28	14,993	3.52	1.25% to 1.40%	-14.94%
2000	1,282	$15.61	20,076	(a)	(a)	(a)
Federated Equity Income
2004	1,118	$13.73	15,392	1.95	1.40%	11.26%
2003	1,398	$12.34	17,322	1.88	1.40%	25.53%
2002	1,535	$9.83	15,168	2.03	1.25% to 1.40%	-21.85%
2001	1,809	$12.58	22,899	1.95	1.25% to 1.40%	-12.24%
2000	1,963	$14.34	28,257	(a)	(a)	(a)
Federated Fund for US Government Securities
2004	239	$15.41	3,685	4.81	1.40%	2.12%
2003	335	$15.09	5,051	4.20	1.40%	0.94%
2002	510	$14.95	7,622	3.39	1.40%	7.52%
2001	414	$13.90	5,750	5.53	1.25% to 1.40%	5.53%
2000	395	$13.18	5,208	(a)	(a)	(a)

57

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Federated High Income Bond
2004	769	$16.08	$ 12,379	7.18%	1.40%	8.94%
2003	982	$14.76	14,508	7.74	1.40%	20.49%
2002	1,175	$12.25	14,413	10.18	1.25% to 1.40%	-0.03%
2001	1,465	$12.25	17,955	10.78	1.25% to 1.40%	-0.05%
2000	1,630	$12.26	19,988	(a)	(a)	(a)
Federated International Equity
2004	642	$15.83	10,192	-	1.40%	12.51%
2003	833	$14.07	11,757	-	1.40%	30.04%
2002	1,068	$10.82	11,589	-	1.25% to 1.40%	-23.84%
2001	1,436	$14.21	20,460	13.04	1.25% to 1.40%	-30.42%
2000	1,699	$20.42	34,741	(a)	(a)	(a)
Federated Mid Cap Growth Strategies Fund II
2004	820	$21.43	17,572	-	1.40%	13.81%
2003	1,079	$18.83	20,317	-	1.40%	38.15%
2002	1,290	$13.63	17,585	-	1.40%	-27.38%
2001	1,710	$18.77	32,104	1.60	1.25% to 1.40%	-23.48%
2000	1,926	$24.53	47,248	(a)	(a)	(a)
Federated Prime Money
2004	176	$12.24	2,153	0.78	1.40%	-0.57%
2003	306	$12.31	3,768	0.72	1.40%	-0.73%
2002	462	$12.40	5,731	1.41	1.40%	-0.01%
2001	417	$12.41	5,175	3.90	1.25% to 1.40%	2.28%
2000	343	$12.13	4,159	(a)	(a)	(a)
Fidelity® VIP Asset ManagerSM
2004	303	$12.04 to $16.83	4,630	3.36	1.25% to 1.40%	4.02% to 4.15%
2003	369	$11.56 to $16.18	5,491	3.48	1.25% to 1.40%	16.32% to 16.53%
2002	391	$9.92 to $13.91	5,092	3.86	1.25% to 1.40%	-10.01% to -9.87%
2001	428	$11.01 to $15.46	6,147	5.71	1.25% to 1.40%	-5.44% to -5.30%
2000	438	$11.62 to $16.35	6,672	(a)	(a)	(a)

58

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Fidelity® VIP Contrafund®
2004	1,263	$11.57 to $23.87	$ 27,934	0.34%	1.00% to 1.40%	13.88% to 14.33%
2003	1,349	$10.12 to $20.96	26,252	0.44	1.00% to 1.40%	26.65% to 27.30%
2002	1,431	$7.95 to $16.55	22,088	0.88	1.00% to 1.40%	-10.62% to -10.25%
2001	1,631	$8.86 to $18.52	28,132	3.67	1.00% to 1.40%	-13.48% to -9.81%
2000	1,941	$9.82 to $21.40	38,834	(a)	(a)	(a)
Fidelity® VIP Equity-Income
2004	1,993	$11.88 to $20.03	36,905	1.59	1.00% to 1.40%	9.93% to 10.41%
2003	2,298	$10.76 to $18.22	38,898	1.70	1.00% to 1.40%	28.49% to 29.02%
2002	2,485	$8.34 to $14.18	32,897	1.80	1.00% to 1.40%	-18.11% to -17.77%
2001	2,801	$10.14 to $17.31	45,509	6.50	1.00% to 1.40%	-6.30% to 2.48%
2000	2,821	$9.90 to $18.47	49,034	(a)	(a)	(a)
Fidelity® VIP Growth
2004	2,818	$7.49 to $16.28	29,108	0.27	1.00% to 1.40%	1.94% to 2.32%
2003	2,757	$7.32 to $15.97	29,686	0.24	1.00% to 1.40%	31.01% to 31.65%
2002	2,474	$5.56 to $12.19	22,175	0.25	1.00% to 1.40%	-31.09% to -30.80%
2001	2,207	$8.04 to $17.69	31,764	7.38	1.00% to 1.40%	-18.81% to -18.48
2000	1,925	$9.86 to $21.79	39,717	(a)	(a)	(a)
Fidelity® VIP High Income
2004	856	$9.13 to $12.25	9,798	8.58	1.25% to 1.40%	8.02 to 8.18%
2003	1,216	$8.44 to $11.34	12,642	6.01	1.25% to 1.40%	25.44% to 25.78%
2002	790	$6.71 to $9.04	6,897	11.08	1.25% to 1.40%	2.00% to 2.15%
2001	945	$6.57 to $8.86	7,979	17.37	1.25% to 1.40%	-12.98% to -12.85%
2000	1,106	$7.54 to $10.18	10,694	(a)	(a)	(a)
Fidelity® VIP Index 500
2004	1,249	$12.06 to $20.53	23,475	1.39	1.25% to 1.40%	9.03% to 9.24%
2003	1,473	$11.04 to $18.83	25,584	1.36	1.25% to 1.40%	26.63% to 26.75%
2002	1,512	$8.71 to $14.87	20,521	1.36	1.25% to 1.40%	-23.34% to -23.22%
2001	1,830	$11.34 to $19.40	32,591	1.19	1.25% to 1.40%	-13.34% to -13.20%
2000	2,149	$13.07 to $22.38	44,133	(a)	(a)	(a)

59

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Fidelity® VIP Investment Grade Bond
2004	27	$16.05	$ 432	4.87%	1.40%	3.02%
2003	41	$15.58	636	3.93	1.40%	3.73%
2002	46	$15.02	686	4.49	1.40%	8.80%
2001	67	$13.81	919	5.53	1.25% to 1.40%	6.94%
2000	75	$12.91	963	(a)	(a)	(a)
Fidelity® VIP Overseas
2004	234	$11.49 to $15.19	3,345	1.11	1.25% to 1.40%	12.02% to 12.21%
2003	242	$10.24 to $13.56	3,114	0.74	1.25% to 1.40%	41.40% to 41.63%
2002	251	$7.23 to $9.59	2,309	0.83	1.25% to 1.40%	-21.40% to -21.28%
2001	244	$9.19 to $12.20	2,834	14.13	1.00% to 1.40%	-22.28% to -22.16%
2000	279	$11.80 to $15.70	4,168	(a)	(a)	(a)
ING VP Balanced
2004	1,239	$11.09 to $19.03	15,527	1.93	1.00% to 1.40%	7.88% to 8.30%
2003	1,092	$10.24 to $17.64	13,216	1.95	1.00% to 1.40%	17.21% to 17.70%
2002	919	$8.70 to $15.05	10,006	0.98	1.00% to 1.40%	-11.56% to -11.20%
2001	737	$9.80 to $17.02	9,754	6.16	1.00% to 1.40%	-5.56% to -5.17%
2000	474	$10.33 to $18.02	7,942	(a)	(a)	(a)
ING VP Emerging Markets
2004	14	$11.58	159	0.57	1.40%	20.00%
2003	20	$9.65	190	-	1.40%	45.11%
2002	25	$6.65	164	-	1.40%	-10.60%
2001	42	$7.43	313	21.63	1.25% to 1.40%	-11.68%
2000	53	$8.42	446	(a)	(a)	(a)
ING VP Intermediate Bond
2004	569	$13.57 to $15.69	8,673	7.86	1.00% to 1.40%	1.57% to 3.61%
2003	743	$13.57 to $15.17	11,032	1.87	1.25% to 1.40%	4.84% to 4.95%
2002	1,064	$12.93 to $14.47	15,106	3.62	1.25% to 1.40%	6.82% to 6.98%
2001	784	$12.09 to $13.55	10,374	6.63	1.00% to 1.40%	7.22% to 7.38%
2000	568	$11.26 to $12.64	7,033	(a)	(a)	(a)

60

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Money Market
2004	1,106	$10.97 to $12.54	$ 13,362	1.11%	1.00% to 1.40%	-0.32% to 0.09%
2003	1,630	$10.96 to $12.58	19,909	2.08	1.00% to 1.40%	-0.55% to - 0.09%
2002	2,909	$10.97 to $12.65	35,752	3.44	1.00% to 1.40%	0.20% to 0.61%
2001	2,991	$10.91 to $12.62	36,764	4.11	1.00% to 1.40%	1.41% to 2.63%
2000	2,417	$10.76 to $12.32	29,041	(a)	(a)	(a)
ING VP Natural Resources
2004	23	$16.59	382	0.99	1.40%	11.04%
2003	28	$14.94	423	-	1.40%	28.68%
2002	33	$11.61	383	0.18	1.40%	-3.47%
2001	42	$12.02	506	-	1.25% to 1.40%	-17.12%
2000	51	$14.51	742	(a)	(a)	(a)
ING JPMorgan International
2004	184	$11.96 to $12.55	2,312	1.25	1.25% to 1.40%	17.18% to 17.37%
2003	160	$10.19 to $10.71	1,701	1.01	1.25% to 1.40%	27.65% to 27.85%
2002	176	$7.97 to $8.39	1,470	0.62	1.25% to 1.40%	-19.23% to -19.10%
2001	141	$9.86 to $10.38	1,456	24.41	1.00% to 1.40%	-27.96% to -27.84%
2000	111	$13.66 to $14.42	1,602	(a)	(a)	(a)
ING MFS Capital Opportunities
2004	247	$11.86 to $12.42	3,062	0.41	1.25% to 1.40%	11.29% to 11.47%
2003	290	$10.64 to $11.16	3,225	0.19	1.25% to 1.40%	26.24% to 26.37%
2002	453	$8.42 to $8.84	3,984	-	1.25% to 1.40%	-31.14% to -31.04%
2001	456	$12.20 to $12.84	5,817	16.63	1.00% to 1.40%	-25.82% to -25.70%
2000	681	$16.42 to $17.30	11,714	(a)	(a)	(a)
ING Salomon Brothers Aggressive Growth
2004	971	$6.12 to $9.77	9,369	-	1.00% to 1.40%	8.19 % to 8.70%
2003	1,311	$5.63 to $9.03	11,703	-	1.00% to 1.40%	36.20% to 36.65%
2002	1,450	$4.12 to $6.63	9,494	-	1.00% to 1.40%	-36.21% to -35.95%
2001	1,978	$6.43 to $10.40	20,338	6.42	1.00% to 1.40%	-26.26% to -25.96%
2000	2,360	$8.68 to $14.10	32,921	(a)	(a)	(a)

61

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING T. Rowe Price Growth Equity
2004	998	$10.26 to $19.40	$ 18,659	0.15%	1.00% to 1.40%	8.44% to 8.92%
2003	1,115	$9.42 to $17.89	19,372	0.15	1.00% to 1.40%	29.17% to 29.57%
2002	1,207	$7.27 to $13.85	16,326	0.18	1.00% to 1.40%	-24.37% to -20.23%
2001	1,421	$12.80 to $18.32	25,447	15.48	1.00% to 1.40%	-11.48% to -11.35%
2000	1,650	$14.43 to $20.69	33,378	(a)	(a)	(a)
ING UBS US Large Cap Equity
2004	701	$9.88 to $10.89	6,993	0.71	1.25% to 1.40%	13.04% to 13.32%
2003	828	$8.74 to $9.61	7,314	0.56	1.25% to 1.40%	23.27% to 23.36%
2002	1,026	$7.09 to $7.79	7,353	0.19	1.25% to 1.40%	-25.95% to -25.83%
2001	1,315	$9.57 to $10.50	12,718	20.94	1.00% to 1.40%	-22.00% to -21.88%
2000	1,567	$12.27 to $13.44	19,399	(a)	(a)	(a)
ING VP Strategic Allocation Balanced
2004	94	$11.68 to $16.54	1,510	1.49	1.25% to 1.40%	8.67% to 8.85%
2003	70	$10.73 to $15.22	1,035	1.13	1.25% to 1.40%	17.80% to 18.04%
2002	47	$9.09 to $12.92	554	2.39	1.25% to 1.40%	-10.81% to -10.67%
2001	52	$10.18 to $14.48	675	2.79	1.00% ro 1.40%	-8.30% to -8.16%
2000	56	$11.08 to $15.79	801	(a)	(a)	(a)
ING VP Strategic Allocation Growth
2004	107	$11.26 to $17.09	1,793	0.83	1.25% to 1.40%	10.47% to 10.61%
2003	74	$10.18 to $15.47	1,094	1.11	1.25% to 1.40%	22.58% to 22.80%
2002	58	$8.29 to $12.62	710	2.15	1.25% to 1.40%	-14.97% to -14.84%
2001	64	$9.73 to $14.84	914	1.58	1.00% to 1.40%	-12.79% to -12.65%
2000	83	$11.14 to $17.02	1,319	(a)	(a)	(a)
ING VP Strategic Allocation Income
2004	102	$12.38 to $16.34	1,589	1.85	1.25% to 1.40%	6.45% to 6.63%
2003	109	$11.61 to $15.35	1,648	2.37	1.25% to 1.40%	12.04% to 12.17%
2002	115	$10.35 to $13.70	1,561	2.72	1.25% to 1.40%	-5.69% to -5.54%
2001	143	$10.95 to $14.52	2,048	3.63	1.00% to 1.40%	-3.75% to -3.60%
2000	104	$11.36 to $15.09	1,581	(a)	(a)	(a)

62

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Growth and Income
2004	836	$7.55 to $14.83	$ 10,555	2.28%	1.00% to 1.40%	6.84% to 7.24%
2003	977	$7.04 to $13.88	11,684	-	1.00% to 1.40%	24.37% to 24.82%
2002	1,131	$5.64 to $11.16	10,865	0.83	1.00% to 1.40%	-26.04% to -25.74%
2001	1,285	$7.59 to $15.10	17,195	0.62	1.00% to 1.40%	-19.55% to -15.90%
2000	1,435	$9.03 to $18.77	23,995	(a)	(a)	(a)
ING VP Global Science and Technology
2004	593	$3.58 to $3.65	2,151	-	1.00% to 1.40%	-2.45% to -2.14%
2003	784	$3.67 to $3.73	2,897	-	1.00% to 1.40%	43.36% to 44.02%
2002	293	$2.56 to $2.59	756	-	1.00% to 1.40%	-42.10% to -41.87%
2001	166	$4.42 to $4.45	735	-	1.00% to 1.40%	-24.04% to -23.75%
2000	41	$5.82 to $5.84	238	(a)	(a)	(a)
ING VP Growth
2004	383	$6.85 to $14.13	3,236	0.13	1.00% to 1.40%	5.76% to 6.20%
2003	368	$6.45 to $13.36	3,073	-	1.00% to 1.40%	28.46% to 29.00%
2002	351	$5.00 to $10.40	2,359	-	1.00% to 1.40%	-29.94% to -29.65%
2001	348	$7.11 to $14.84	3,638	10.59	1.00% to 1.40%	-28.09% to -27.79%
2000	363	$9.84 to $20.64	6,861	(a)	(a)	(a)
ING VP Index Plus LargeCap
2004	1,802	$8.79 to $18.30	18,465	1.00	1.00% to 1.40%	9.06% to 9.46%
2003	1,638	$8.03 to $16.78	16,152	1.05	1.00% to 1.40%	24.39% to 24.88%
2002	1,296	$6.43 to $13.49	10,983	0.23	1.00% to 1.40%	-22.63% to -22.31%
2001	905	$8.25 to $17.44	11,476	4.80	1.00% to 1.40%	-14.84% to -14.48%
2000	649	$9.68 to $20.48	12,035	(a)	(a)	(a)
ING VP Index Plus MidCap
2004	5	$16.52	85	-	1.00%	15.44%
2003	4	$14.31	63	-	1.00%	31.04%
2002	4	$10.92	45	0.41	1.00%	-12.97%
2001	3	$12.54	39	8.59	1.00%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)

63

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Index Plus SmallCap
2004	-	$16.73	$ 3	-%	1.00%	20.79%
2003	3	$13.85	37	-	1.00%	34.86%
2002	3	$10.27	28	0.14	1.00%	-14.07%
2001	2	$11.95	32	10.40	1.00%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
ING VP International Equity
2004	126	$7.97 to $9.43	1,140	1.10	1.00% to 1.40%	15.47% to 16.01%
2003	64	$6.87 to $8.15	492	1.03	1.00% to 1.40%	30.32% to 30.61%
2002	46	$5.26 to $6.25	281	0.22	1.00% to 1.40%	-27.71% to -27.41%
2001	46	$7.24 to $8.63	383	0.09	1.00% to 1.40%	-24.95% to -24.64%
2000	59	$9.61 to $11.48	676	(a)	(a)	(a)
ING VP International Value
2004	11	$11.97	134	(d)	1.00%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Small Company
2004	948	$14.35 to $21.90	16,310	0.27	1.00% to 1.40%	12.77% to 13.26%
2003	940	$12.67 to $19.42	15,188	0.25	1.00% to 1.40%	35.52% to 36.09%
2002	676	$9.31 to $14.33	8,445	0.64	1.00% to 1.40%	-24.30% to -23.99%
2001	507	$12.25 to $18.93	9,047	3.07	1.00% to 1.40%	2.54% to 2.96%
2000	455	$11.89 to $18.46	8,152	(a)	(a)	(a)
ING VP Value Opportunity
2004	195	$9.91 to $17.77	3,146	1.06	1.00% to 1.40%	8.55% to 9.14%
2003	204	$9.08 to $16.37	3,076	0.79	1.00% to 1.40%	22.90% to 23.37%
2002	264	$7.36 to $13.32	3,282	0.50	1.00% to 1.40%	-27.00% to -26.70%
2001	390	$10.05 to $18.25	6,718	5.60	1.00% to 1.40%	-10.89% to -8.87%
2000	352	$11.02 to $20.48	6,820	(a)	(a)	(a)

64

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Janus Aspen Series Balanced
2004	517	$11.06 to $24.11	$ 11,210	2.01%	1.00% to 1.40%	7.01% to 7.48%
2003	710	$10.29 to $22.53	14,592	2.11	1.00% to 1.40%	12.43% to 12.83%
2002	968	$9.12 to $20.04	17,715	2.38	1.00% to 1.40%	-7.76% to -7.38%
2001	989	$9.84 to $21.72	19,636	2.54	1.00% to 1.40%	-6.05% to 0.72%
2000	1,104	$9.77 to $23.12	23,240	(a)	(a)	(a)
Janus Aspen Series Flexible Income
2004	219	$13.39 to $17.24	3,567	4.89	1.00% to 1.40%	2.29% to 2.65%
2003	342	$13.61 to $16.82	5,518	4.16	1.25% to 1.40%	4.93% to 5.10%
2002	649	$12.95 to $16.03	10,027	4.31	1.25% to 1.40%	8.93% to 9.10%
2001	512	$11.87 to $14.72	7,279	5.65	1.00% to 1.40%	6.22% to 6.38%
2000	356	$11.16 to $13.86	4,666	(a)	(a)	(a)
Janus Aspen Series Growth
2004	437	$6.84 to $16.96	6,902	0.12	1.00% to 1.40%	3.04% to 3.48%
2003	621	$6.61 to $16.46	9,545	0.08	1.00% to 1.40%	29.91% to 30.37%
2002	836	$5.07 to $12.67	9,846	-	1.00% to 1.40%	-27.54% to 1.52%
2001	1,166	$11.40 to $17.49	19,187	0.26	1.00% to 1.40%	-25.80% to -25.68%
2000	1,406	$15.34 to $23.57	31,014	(a)	(a)	(a)
Janus Aspen Series MidCap Growth
2004	1,288	$6.03 to $16.82	12,275	-	1.00% to 1.40%	19.12% to 19.64%
2003	1,250	$5.04 to $14.12	10,449	-	1.00% to 1.40%	33.21% to 33.69%
2002	1,197	$3.77 to $10.60	8,360	-	1.00% to 1.40%	-28.95% to -28.65%
2001	1,243	$5.28 to $14.92	13,647	-	1.00% to 1.40%	-40.31% to -40.06%
2000	1,110	$8.82 to $25.00	25,895	(a)	(a)	(a)
Janus Aspen Series Worldwide Growth
2004	1,348	$7.40 to $19.62	21,890	0.92	1.00% to 1.40%	3.32% to 3.64%
2003	1,793	$7.14 to $18.99	28,342	1.05	1.00% to 1.40%	22.28% to 22.89%
2002	2,310	$5.81 to $15.53	30,978	0.83	1.00% to 1.40%	-26.55% to -26.24%
2001	2,897	$7.88 to $21.14	54,632	0.44	1.00% to 1.40%	-23.53% to -23.22%
2000	3,253	$10.27 to $27.65	84,022	(a)	(a)	(a)

65

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Lord Abbett Series Fund Growth & Income
2004	77	$11.40	$ 883	(e)%	1.00%	(e)
2003	-	-	-	(c)	-	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
MFS ® VIT Strategic Income Series
2004	77	$13.46 to $13.78	1,053	4.84	1.25% to 1.40%	6.25% to 6.32%
2003	107	$12.66 to $12.97	1,384	7.39	1.25% to 1.40%	8.81% to 9.04%
2002	95	$11.61 to $11.92	1,134	2.57	1.25% to 1.40%	6.89% to 7.05%
2001	50	$10.85 to $11.15	559	3.16	1.25% to 1.40%	3.28% to 3.43%
2000	61	$10.49 to $10.80	651	(a)	(a)	(a)
MFS® Total Return
2004	950	$14.94 to $19.52	17,502	1.59	1.25% to 1.40%	9.72% to 9.93%
2003	1,102	$13.59 to $17.79	18,622	1.78	1.25% to 1.40%	14.70% to 14.88%
2002	1,217	$11.83 to $15.51	17,806	1.87	1.25% to 1.40%	-6.50% to -6.35%
2001	1,281	$12.63 to $16.59	20,066	5.25	1.25% to 1.40%	-1.17% to -1.01%
2000	1,070	$12.76 to $16.78	16,787	(a)	(a)	(a)
Oppenheimer Aggressive Growth
2004	317	$12.28 to $15.12	4,555	-	1.25% to 1.40%	18.13% to 18.30%
2003	357	$10.38 to $12.80	4,366	-	1.25% to 1.40%	23.79% to 24.01%
2002	302	$8.37 to $10.34	2,987	0.68	1.25% to 1.40%	-28.80% to -28.69%
2001	400	$11.74 to $14.52	5,569	15.42	1.25% to 1.40%	-32.24% to -32.14%
2000	474	$17.30 to $21.42	9,743	(a)	(a)	(a)
Oppenheimer Global Securities
2004	1,144	$14.18 to $23.19	19,854	1.13	1.00% to 1.40%	17.48% to 17.97%
2003	956	$12.02 to $19.74	14,349	0.59	1.00% to 1.40%	41.00% to 41.58%
2002	656	$8.49 to $14.00	7,124	0.52	1.00% to 1.40%	-23.23% to -22.91%
2001	376	$11.01 to $18.23	5,455	8.61	1.00% to 1.40%	-13.28% to -12.92%
2000	308	$12.65 to $21.02	6,287	(a)	(a)	(a)

66

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements

					Investment
		Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division		(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Oppenheimer Main Street
	2004	641	$10.53 to $13.63	$ 8,147	0.82%	1.25% to 1.40%	7.92% to 8.00%
	2003	672	$9.75 to $12.63	7,918	0.89	1.25% to 1.40%	25.05% to 25.16%
	2002	665	$7.79 to $10.10	6,276	0.78	1.25% to 1.40%	-19.94% to -19.81%
	2001	788	$9.71 to $12.62	9,280	0.55	1.25% to 1.40%	-11.43% to -11.29%
	2000	886	$10.95 to $14.25	11,851	(a)	(a)	(a)
Oppenheimer Strategic Bond
	2004	613	$14.20 to $15.31	9,172	4.80	1.00% to 1.40%	7.14% to 7.65%
	2003	575	$13.20 to $14.29	8,115	6.39	1.00% to 1.40%	16.46% to 16.81%
	2002	460	$11.30 to $12.27	5,664	6.30	1.00% to 1.40%	5.94% to 6.37%
	2001	364	$10.62 to $11.58	4,138	5.71	1.00% to 1.40%	1.72% to 3.52%
	2000	317	$10.33 to $11.21	3,479	(a)	(a)	(a)
Pioneer Equity Income VCT
	2004	-	$11.22	-	(e)	1.00%	(e)
	2003	-	-	(c)	-	-	(c)
	2002	(c)	(c)	(c)	(c)	(c)	(c)
	2001	(c)	(c)	(c)	(c)	(c)	(c)
	2000	(c)	(c)	(c)	(c)	(c)	(c)

(a)	Not provided for 2000.
(b)	As this investment Division was not available until 2001, this data is not meaningful and therefore is not presented.
(c)	As this investment Division was not available until 2003, this data is not meaningful and therefore is not presented.
(d)	As this investment Division was not available until 2004, this data is not meaningful and therefore is not presented.
(e)	As this investment Division was offered during 2003 but had no investments as of December 31, 2004, this data is not meaningful and therefore is not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets.
	The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, as defined in Note 3. Certain
	items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this
	table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

67

Financial Statements

ING Insurance Company of America

Variable Annuity Account I

Nine months ended September 30, 2005

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ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Financial Statements

Nine months ended September 30, 2005

Contents

Financial Statements

Statements of Assets and Liabilities	1
Statements of Operations	14
Statements of Changes in Net Assets	29
Notes to Financial Statements	48

This page intentionally left blank.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Assets and Liabilities

September 30, 2005

(Dollars in thousands, except for unit data)

	AIM V.I.	AIM V.I.		AIM V.I.	American
	Capital	Core	AIM V.I.	Premier	Century® VP
	Appreciation	Equity	Growth	Equity	Balanced
Assets
Investments in mutual funds
at fair value	$10	$2,763	$1,767	$2,714	$129
Total assets	10	2,763	1,767	2,714	129
Net assets	$10	$2,763	$1,767	$2,714	$129

Net assets
Accumulation units	$10	$2,763	$1,767	$2,714	$129
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$10	$2,763	$1,767	$2,714	$129

Accumulation units outstanding:
IICA I	-	-	-	-	7,592.459
IICA II	-	-	-	-	-
IICA III	1,204.278	332,487.854	313,927.940	375,382.140	-

Accumulation unit value:
IICA I	$-	$-	$-	$-	$17.04
IICA II	$-	$-	$-	$-	$-
IICA III	$8.51	$8.31	$5.63	$7.23	$-

Total number of mutual fund shares	428	118,735	105,580	123,814	17,413
Cost of mutual fund shares	$9	$2,280	$1,594	$2,389	$110

The accompanying notes are an integral part of these financial statements.

1

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Assets and Liabilities

September 30, 2005

(Dollars in thousands, except for unit data)

	American	Calvert	Federated	Federated	Federated
	Century® VP	Social	American	Capital	Equity
	International	Balanced	Leaders	Income	Income
Assets
Investments in mutual funds
at fair value	$455	$287	$52,187	$4,750	$11,078
Total assets	455	287	52,187	4,750	11,078
Net assets	$455	$287	$52,187	$4,750	$11,078

Net assets
Accumulation units	$455	$287	$52,141	$4,728	$11,052
Contracts in payout (annuitization)
period	-	-	46	22	26
Total net assets	$455	$287	$52,187	$4,750	$11,078

Accumulation units outstanding:
IICA I	26,725.339	16,815.903	2,311,207.240	354,149.565	807,868.946
IICA II	-	6,336.629	-	-	-
IICA III	-	30.340	-	-	-

Accumulation unit value:
IICA I	$17.01	$12.40	$22.56	$13.35	$13.68
IICA II	$-	$12.28	$-	$-	$-
IICA III	$-	$10.49	$-	$-	$-

Total number of mutual fund shares	58,357	147,378	2,494,622	537,327	837,336
Cost of mutual fund shares	$377	$269	$48,712	$5,205	$11,066

The accompanying notes are an integral part of these financial statements.

2

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Assets and Liabilities

September 30, 2005

(Dollars in thousands, except for unit data)

	Federated			Federated
	Fund for US	Federated	Federated	Mid Cap	Federated
	Government	High Income	International	Growth	Prime
	Securities	Bond	Equity	Strategies	Money
Assets
Investments in mutual funds
at fair value	$2,894	$7,745	$7,888	$14,695	$1,246
Total assets	2,894	7,745	7,888	14,695	1,246
Net assets	$2,894	$7,745	$7,888	$14,695	$1,246

Net assets
Accumulation units	$2,894	$7,731	$7,875	$14,695	$1,246
Contracts in payout (annuitization)
period	-	14	13	-	-
Total net assets	$2,894	$7,745	$7,888	$14,695	$1,246

Accumulation units outstanding:
IICA I	186,798.473	480,195.991	482,563.277	628,778.116	101,055.921
IICA II	-	-	-	-	-
IICA III	-	-	-	-	-

Accumulation unit value:
IICA I	$15.49	$16.10	$16.32	$23.37	$12.33
IICA II	$-	$-	$-	$-	$-
IICA III	$-	$-	$-	$-	$-

Total number of mutual fund shares	255,836	1,015,100	572,446	634,206	1,246,020
Cost of mutual fund shares	$2,994	$7,369	$10,341	$15,783	$1,246

The accompanying notes are an integral part of these financial statements.

3

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Assets and Liabilities

September 30, 2005

(Dollars in thousands, except for unit data)

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP Asset	VIP	VIP Equity-	VIP	VIP High
	ManagerSM	Contrafund®	Income	Growth	Income
Assets
Investments in mutual funds
at fair value	$3,562	$27,110	$30,507	$26,982	$6,523
Total assets	3,562	27,110	30,507	26,982	6,523
Net assets	$3,562	$27,110	$30,507	$26,982	$6,523

Net assets
Accumulation units	$3,562	$27,110	$30,507	$26,982	$6,474
Contracts in payout (annuitization)
period	-	-	-	-	49
Total net assets	$3,562	$27,110	$30,507	$26,982	$6,523

Accumulation units outstanding:
IICA I	156,874.191	877,306.858	1,271,073.853	635,655.681	453,146.054
IICA II	75,313.180	210,713.340	339,709.174	172,964.063	98,201.419
IICA III	-	3,967.703	2,722.714	1,889,889.297	-

Accumulation unit value:
IICA I	$16.90	$26.58	$20.37	$16.51	$12.30
IICA II	$12.10	$17.75	$13.49	$12.06	$9.17
IICA III	$-	$12.92	$12.12	$7.62	$-

Total number of mutual fund shares	242,840	907,608	1,233,122	826,641	992,877
Cost of mutual fund shares	$3,371	$19,346	$25,258	$23,240	$6,533

The accompanying notes are an integral part of these financial statements.

4

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Assets and Liabilities

September 30, 2005

(Dollars in thousands, except for unit data)

		Fidelity®
		VIP	Fidelity®		ING VP
	Fidelity® VIP	Investment	VIP	ING VP	Emerging
	Index 500	Grade Bond	Overseas	Balanced	Markets
Assets
Investments in mutual funds
at fair value	$18,999	$338	$3,324	$17,229	$191
Total assets	18,999	338	3,324	17,229	191
Net assets	$18,999	$338	$3,324	$17,229	$191

Net assets
Accumulation units	$18,999	$338	$3,324	$17,174	$191
Contracts in payout (annuitization)
period	-	-	-	55	-
Total net assets	$18,999	$338	$3,324	$17,229	$191

Accumulation units outstanding:
IICA I	797,862.356	20,936.116	164,308.576	173,220.726	13,118.135
IICA II	191,356.821	-	49,751.097	60,140.774	-
IICA III	-	-	-	1,134,792.900	-

Accumulation unit value:
IICA I	$20.87	$16.14	$16.46	$19.54	$14.53
IICA II	$12.27	$-	$12.46	$13.61	$-
IICA III	$-	$-	$-	$11.43	$-

Total number of mutual fund shares	136,676	26,628	175,431	1,268,668	19,004
Cost of mutual fund shares	$15,426	$338	$2,593	$15,269	$110

The accompanying notes are an integral part of these financial statements.

5

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Assets and Liabilities

September 30, 2005

(Dollars in thousands, except for unit data)

	ING VP	ING VP	ING VP	ING	ING FMR
	Intermediate	Money	Natural	Evergreen	Earnings
	Bond	Market	Resources	Omega	Growth
Assets
Investments in mutual funds
at fair value	$8,155	$13,716	$405	$1,286	$1,184
Total assets	8,155	13,716	405	1,286	1,184
Net assets	$8,155	$13,716	$405	$1,286	$1,184

Net assets
Accumulation units	$8,155	$13,713	$405	$1,286	$1,184
Contracts in payout (annuitization)
period	-	3	-	-	-
Total net assets	$8,155	$13,716	$405	$1,286	$1,184

Accumulation units outstanding:
IICA I	371,668.094	745,877.942	17,276.300	128,062.529	121,607.111
IICA II	128,553.643	224,041.798	-	-	-
IICA III	29,522.837	148,408.070	-	-	-

Accumulation unit value:
IICA I	$15.91	$12.66	$23.43	$10.04	$9.74
IICA II	$14.27	$11.70	$-	$-	$-
IICA III	$13.81	$11.11	$-	$-	$-

Total number of mutual fund shares	607,706	1,051,294	16,958	118,941	113,562
Cost of mutual fund shares	$8,272	$13,571	$238	$1,270	$1,174

The accompanying notes are an integral part of these financial statements.

6

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Assets and Liabilities

September 30, 2005

(Dollars in thousands, except for unit data)

	ING
	JPMorgan	ING MFS®	ING		ING
	Value	Total	Oppenheimer	ING PIMCO	Pioneer
	Opportunities	Return	Main Street	High Yield	Fund
Assets
Investments in mutual funds
at fair value	$1,536	$13,943	$679	$1,727	$5
Total assets	1,536	13,943	679	1,727	5
Net assets	$1,536	$13,943	$679	$1,727	$5

Net assets
Accumulation units	$1,536	$13,943	$679	$1,727	$-
Contracts in payout (annuitization)
period	-	-	-	-	5
Total net assets	$1,536	$13,943	$679	$1,727	$5

Accumulation units outstanding:
IICA I	145,541.486	1,082,966.573	48,430.109	153,781.554	-
IICA II	1,152.116	260,007.436	14,226.202	12,241.524	-
IICA III	-	-	-	-	-

Accumulation unit value:
IICA I	$10.47	$10.38	$10.84	$10.40	$-
IICA II	$10.47	$10.39	$10.85	$10.41	$-
IICA III	$-	$-	$-	$-	$-

Total number of mutual fund shares	145,858	769,463	39,820	168,465	483
Cost of mutual fund shares	$1,529	$13,892	$671	$1,732	$5

The accompanying notes are an integral part of these financial statements.

7

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Assets and Liabilities

September 30, 2005

(Dollars in thousands, except for unit data)

					ING
	ING	ING	ING MFS	ING	Oppenheimer
	American	JPMorgan	Capital	Oppenheimer	Strategic
	Century Select	International	Opportunities	Global	Income
Assets
Investments in mutual funds
at fair value	$5,339	$1,668	$2,308	$40,137	$12,206
Total assets	5,339	1,668	2,308	40,137	12,206
Net assets	$5,339	$1,668	$2,308	$40,137	$12,206

Net assets
Accumulation units	$5,271	$1,641	$2,279	$40,053	$12,112
Contracts in payout (annuitization)
period	68	27	29	84	94
Total net assets	$5,339	$1,668	$2,308	$40,137	$12,206

Accumulation units outstanding:
IICA I	433,150.389	93,187.205	133,764.174	1,917,274.854	685,379.543
IICA II	73,647.521	32,420.259	54,701.465	310,702.442	205,601.427
IICA III	-	-	-	1,277,996.530	309,321.287

Accumulation unit value:
IICA I	$10.40	$13.22	$12.25	$11.54	$10.11
IICA II	$10.41	$12.61	$11.71	$11.55	$10.12
IICA III	$-	$-	$-	$11.22	$10.03

Total number of mutual fund shares	584,828	128,425	85,830	2,883,395	1,195,464
Cost of mutual fund shares	$5,065	$1,456	$1,955	$35,102	$12,003

The accompanying notes are an integral part of these financial statements.

8

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Assets and Liabilities

September 30, 2005

(Dollars in thousands, except for unit data)

	ING Salomon	ING	ING		ING
	Brothers	T. Rowe Price	T. Rowe Price	ING UBS U.S.	Van Kampen
	Aggressive	Diversified	Growth	Large Cap	Equity and
	Growth	Mid Cap Growth	Equity	Equity	Income
Assets
Investments in mutual funds
at fair value	$8,421	$5,650	$15,506	$6,296	$10,674
Total assets	8,421	5,650	15,506	6,296	10,674
Net assets	$8,421	$5,650	$15,506	$6,296	$10,674

Net assets
Accumulation units	$8,416	$5,650	$15,387	$6,296	$10,674
Contracts in payout (annuitization)
period	5	-	119	-	-
Total net assets	$8,421	$5,650	$15,506	$6,296	$10,674

Accumulation units outstanding:
IICA I	721,465.918	443,023.746	697,204.529	553,894.759	787,620.350
IICA II	84,519.745	59,595.244	121,397.629	53,062.582	201,446.150
IICA III	2,576.175	-	5,633.502	-	2.041

Accumulation unit value:
IICA I	$10.55	$11.24	$19.59	$10.28	$10.79
IICA II	$9.32	$11.25	$13.76	$11.34	$10.80
IICA III	$6.63	$-	$10.39	$-	$10.61

Total number of mutual fund shares	193,136	681,548	306,560	704,225	299,245
Cost of mutual fund shares	$5,680	$5,126	$13,301	$5,564	$9,993

The accompanying notes are an integral part of these financial statements.

9

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Assets and Liabilities

September 30, 2005

(Dollars in thousands, except for unit data)

	ING VP	ING VP	ING VP		ING VP
	Strategic	Strategic	Strategic	ING VP	Global
	Allocation	Allocation	Allocation	Growth and	Science and
	Balanced	Growth	Income	Income	Technology
Assets
Investments in mutual funds
at fair value	$1,980	$1,771	$1,446	$9,683	$2,127
Total assets	1,980	1,771	1,446	9,683	2,127
Net assets	$1,980	$1,771	$1,446	$9,683	$2,127

Net assets
Accumulation units	$1,980	$1,771	$1,443	$9,627	$2,127
Contracts in payout (annuitization)
period	-	-	3	56	-
Total net assets	$1,980	$1,771	$1,446	$9,683	$2,127

Accumulation units outstanding:
IICA I	106,635.821	92,771.073	79,530.041	449,134.851	97,201.283
IICA II	13,532.274	10,739.043	8,861.101	286,123.762	9,408.728
IICA III	-	-	-	4,560.759	449,829.326

Accumulation unit value:
IICA I	$17.04	$17.74	$16.73	$15.41	$3.75
IICA II	$12.05	$11.70	$12.69	$9.33	$3.78
IICA III	$-	$-	$-	$7.87	$3.84

Total number of mutual fund shares	138,762	115,854	109,407	476,522	525,288
Cost of mutual fund shares	$1,850	$1,564	$1,316	$7,382	$1,940

The accompanying notes are an integral part of these financial statements.

10

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Assets and Liabilities

September 30, 2005

(Dollars in thousands, except for unit data)

		ING VP	ING VP	ING VP	ING VP
	ING VP	Index Plus	Index Plus	Index Plus	International
	Growth	LargeCap	MidCap	SmallCap	Equity
Assets
Investments in mutual funds
at fair value	$3,237	$19,757	$6,762	$3	$1,662
Total assets	3,237	19,757	6,762	3	1,662
Net assets	$3,237	$19,757	$6,762	$3	$1,662

Net assets
Accumulation units	$3,152	$19,605	$6,762	$3	$1,348
Contracts in payout (annuitization)
period	85	152	-	-	314
Total net assets	$3,237	$19,757	$6,762	$3	$1,662

Accumulation units outstanding:
IICA I	47,953.944	202,628.300	-	-	86,137.657
IICA II	23,352.966	89,418.293	-	-	14,730.232
IICA III	314,564.801	1,622,264.280	381,368.283	171.922	35,311.143

Accumulation unit value:
IICA I	$14.45	$18.77	$-	$-	$10.27
IICA II	$10.61	$12.71	$-	$-	$10.39
IICA III	$7.03	$9.04	$17.73	$17.73	$8.80

Total number of mutual fund shares	330,010	1,302,373	371,928	184	172,769
Cost of mutual fund shares	$2,810	$16,232	$6,679	$3	$1,468

The accompanying notes are an integral part of these financial statements.

11

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Assets and Liabilities

September 30, 2005

(Dollars in thousands, except for unit data)

				Lord Abbett
	ING VP	ING VP	ING VP	Series Fund	MFS®
	International	Small	Value	Growth and	Strategic
	Value	Company	Opportunity	Income	Income
Assets
Investments in mutual funds
at fair value	$524	$16,776	$2,441	$2,996	$919
Total assets	524	16,776	2,441	2,996	919
Net assets	$524	$16,776	$2,441	$2,996	$919

Net assets
Accumulation units	$524	$16,683	$2,441	$2,996	$919
Contracts in payout (annuitization)
period	-	93	-	-	-
Total net assets	$524	$16,776	$2,441	$2,996	$919

Accumulation units outstanding:
IICA I	-	212,561.224	101,046.142	-	51,585.561
IICA II	-	87,310.033	41,041.655	-	15,262.380
IICA III	41,207.903	665,102.538	4,730.664	262,535.841	-

Accumulation unit value:
IICA I	$-	$23.41	$18.23	$-	$13.82
IICA II	$-	$16.92	$13.41	$-	$13.51
IICA III	$12.71	$15.38	$10.19	$11.41	$-

Total number of mutual fund shares	42,001	790,960	182,002	109,326	86,872
Cost of mutual fund shares	$508	$13,783	$2,198	$2,889	$932

The accompanying notes are an integral part of these financial statements.

12

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Assets and Liabilities

September 30, 2005

(Dollars in thousands, except for unit data)

	Oppenheimer		Oppenheimer	Oppenheimer	Pioneer
	Aggressive		Global	Main	Equity Income
	Growth		Securities	Street	VCT
Assets
Investments in mutual funds
at fair value	$4,057		$-	$6,135	$1
Total assets	4,057		-	6,135	1
Net assets	$4,057		$-	$6,135	$1

Net assets
Accumulation units	$4,057		$-	$6,065	$1
Contracts in payout (annuitization)
period	-		-	70	-
Total net assets	$4,057		$-	$6,135	$1

Accumulation units outstanding:
IICA I	184,454.792			311,492.930	-
IICA II	82,429.643			158,363.270	-
IICA III	-		7.804	-	42.996

Accumulation unit value:
IICA I	$16.13	$		$13.97	$-
IICA II	$13.12	$		$10.82	$-
IICA III	$-		$15.38	$-	$11.69

Total number of mutual fund shares	85,567		4	287,908	24
Cost of mutual fund shares	$3,378		$-	$5,158	$-

The accompanying notes are an integral part of these financial statements.

13

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the nine months ended September 30, 2005

(Dollars in thousands)

	AIM V.I.	AIM V.I.		AIM V.I.	Alger
	Capital	Core	AIM V.I.	Premier	American
	Appreciation	Equity	Growth	Equity	Balanced
Net investment income (loss)
Income:
Dividends	$-	$-	$-	$-	$6
Total investment income	-	-	-	-	6
Expenses:
Mortality and expense risk and
other charges	-	20	12	20	4
Total expenses	-	20	12	20	4
Net investment income (loss)	-	(20)	(12)	(20)	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	5	(38)	(17)	37
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments	-	5	(38)	(17)	37
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	-	70	106	94	(24)
Net increase (decrease) in net assets
resulting from operations	$-	$55	$56	$57	$15

The accompanying notes are an integral part of these financial statements.

14

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the nine months ended September 30, 2005

(Dollars in thousands)

	Alger	Alger
	American	American	American	American	Calvert
	Income &	Leveraged	Century® VP	Century® VP	Social
	Growth	AllCap	Balanced	International	Balanced
Net investment income (loss)
Income:
Dividends	$14	$-	$2	$6	$-
Total investment income	14	-	2	6	-
Expenses:
Mortality and expense risk and
other charges	13	14	1	5	4
Total expenses	13	14	1	5	4
Net investment income (loss)	1	(14)	1	1	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	129	-	6	36
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments	3	129	-	6	36
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(10)	(39)	2	19	(21)
Net increase (decrease) in net assets
resulting from operations	$(6)	$76	$3	$26	$11

The accompanying notes are an integral part of these financial statements.

15

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the nine months ended September 30, 2005

(Dollars in thousands)

				Federated
	Federated	Federated	Federated	Fund for US	Federated
	American	Capital	Equity	Government	High Income
	Leaders	Income	Income	Securities	Bond
Net investment income (loss)
Income:
Dividends	$961	$323	$303	$137	$917
Total investment income	961	323	303	137	917
Expenses:
Mortality and expense risk and
other charges	642	64	139	35	113
Total expenses	642	64	139	35	113
Net investment income (loss)	319	259	164	102	804

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(215)	(1,508)	(50)	(8)	(50)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments	(215)	(1,508)	(50)	(8)	(50)
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	709	1,472	(202)	(76)	(759)
Net increase (decrease) in net assets
resulting from operations	$813	$223	$(88)	$18	$(5)

The accompanying notes are an integral part of these financial statements.

16

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the nine months ended September 30, 2005

(Dollars in thousands)

		Federated
	Federated	Mid Cap	Federated	Fidelity®	Fidelity®
	International	Growth	Prime	VIP Asset	VIP
	Equity	Strategies	Money	ManagerSM	Contrafund®
Net investment income (loss)
Income:
Dividends	$-	$-	$27	$117	$83
Total investment income	-	-	27	117	83
Expenses:
Mortality and expense risk and
other charges	95	164	17	42	280
Total expenses	95	164	17	42	280
Net investment income (loss)	(95)	(164)	10	75	(197)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,804)	1,110	-	78	1,348
Capital gains distributions	-	-	-	2	5
Total realized gain (loss) on investments	(1,804)	1,110	-	80	1,353
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	2,093	289	-	(153)	1,735
Net increase (decrease) in net assets
resulting from operations	$194	$1,235	$10	$2	$2,891

The accompanying notes are an integral part of these financial statements.

17

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the nine months ended September 30, 2005

(Dollars in thousands)

					Fidelity®
	Fidelity®	Fidelity®	Fidelity®		VIP
	VIP Equity-	VIP	VIP High	Fidelity® VIP	Investment
	Income	Growth	Income	Index 500	Grade Bond
Net investment income (loss)
Income:
Dividends	$578	$138	$653	$400	$13
Total investment income	578	138	653	400	13
Expenses:
Mortality and expense risk and
other charges	346	242	82	216	4
Total expenses	346	242	82	216	4
Net investment income (loss)	232	(104)	571	184	9

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	559	(180)	351	762	3
Capital gains distributions	1,270	-	-	-	8
Total realized gain (loss) on investments	1,829	(180)	351	762	11
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(1,611)	633	(921)	(673)	(19)
Net increase (decrease) in net assets
resulting from operations	$450	$349	$1	$273	$1

The accompanying notes are an integral part of these financial statements.

18

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the nine months ended September 30, 2005

(Dollars in thousands)

	Fidelity®		ING VP	ING VP	ING VP
	VIP	ING VP	Emerging	Intermediate	Money
	Overseas	Balanced	Markets	Bond	Market
Net investment income (loss)
Income:
Dividends	$22	$395	$1	$2	$178
Total investment income	22	395	1	2	178
Expenses:
Mortality and expense risk and
other charges	33	135	2	84	148
Total expenses	33	135	2	84	148
Net investment income (loss)	(11)	260	(1)	(82)	30

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	183	149	3	(86)	70
Capital gains distributions	17	-	-	27	-
Total realized gain (loss) on investments	200	149	3	(59)	70
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	51	86	37	245	49
Net increase (decrease) in net assets
resulting from operations	$240	$495	$39	$104	$149

The accompanying notes are an integral part of these financial statements.

19

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the nine months ended September 30, 2005

(Dollars in thousands)

				ING
	ING VP	ING	ING FMR	JPMorgan	ING MFS®
	Natural	Evergreen	Earnings	Value	Total
	Resources	Omega	Growth	Opportunities	Return
Net investment income (loss)
Income:
Dividends	$-	$-	$-	$-	$8
Total investment income	-	-	-	-	8
Expenses:
Mortality and expense risk and
other charges	4	-	-	1	6
Total expenses	4	-	-	1	6
Net investment income (loss)	(4)	-	-	(1)	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	30	-	-	2	(1)
Capital gains distributions	22	-	-	-	11
Total realized gain (loss) on investments	52	-	-	2	10
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	81	16	10	7	51
Net increase (decrease) in net assets
resulting from operations	$129	$16	$10	$8	$63

The accompanying notes are an integral part of these financial statements.

20

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the nine months ended September 30, 2005

(Dollars in thousands)

				ING
	ING		ING	American	ING
	Oppenheimer	ING PIMCO	Pioneer	Century	JPMorgan
	Main Street	High Yield	Fund	Select	International
Net investment income (loss)
Income:
Dividends	$3	$3	$-	$-	$17
Total investment income	3	3	-	-	17
Expenses:
Mortality and expense risk and
other charges	2	1	-	33	22
Total expenses	2	1	-	33	22
Net investment income (loss)	1	2	-	(33)	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	-	-	48	272
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments	3	-	-	48	272
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	8	(5)	-	274	(185)
Net increase (decrease) in net assets
resulting from operations	$12	$(3)	$-	$289	$82

The accompanying notes are an integral part of these financial statements.

21

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the nine months ended September 30, 2005

(Dollars in thousands)

			ING	ING Salomon	ING
	ING MFS®	ING	Oppenheimer	Brothers	T. Rowe Price
	Capital	Oppenheimer	Strategic	Aggressive	Diversified
	Opportunities	Global	Income	Growth	Mid Cap Growth
Net investment income (loss)
Income:
Dividends	$20	$-	$-	$-	$-
Total investment income	20	-	-	-	-
Expenses:
Mortality and expense risk and
other charges	27	214	70	89	33
Total expenses	27	214	70	89	33
Net investment income (loss)	(7)	(214)	(70)	(89)	(33)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	132	158	27	245	58
Capital gains distributions	-	22	-	-	101
Total realized gain (loss) on investments	132	180	27	245	159
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(174)	5,035	203	449	524
Net increase (decrease) in net assets
resulting from operations	$(49)	$5,001	$160	$605	$650

The accompanying notes are an integral part of these financial statements.

22

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the nine months ended September 30, 2005

(Dollars in thousands)

	ING		ING	ING VP	ING VP
	T. Rowe Price	ING UBS U.S.	Van Kampen	Strategic	Strategic
	Growth	Large Cap	Equity and	Allocation	Allocation
	Equity	Equity	Income	Balanced	Growth
Net investment income (loss)
Income:
Dividends	$81	$56	$9	$28	$24
Total investment income	81	56	9	28	24
Expenses:
Mortality and expense risk and
other charges	173	67	57	18	19
Total expenses	173	67	57	18	19
Net investment income (loss)	(92)	(11)	(48)	10	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	355	113	49	70	113
Capital gains distributions	-	-	9	-	-
Total realized gain (loss) on investments	355	113	58	70	113
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(181)	134	681	(14)	(46)
Net increase (decrease) in net assets
resulting from operations	$82	$236	$691	$66	$72

The accompanying notes are an integral part of these financial statements.

23

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the nine months ended September 30, 2005

(Dollars in thousands)

	ING VP		ING VP
	Strategic	ING VP	Global		ING VP
	Allocation	Growth and	Science and	ING VP	Index Plus
	Income	Income	Technology	Growth	LargeCap
Net investment income (loss)
Income:
Dividends	$34	$-	$-	$22	$239
Total investment income	34	-	-	22	239
Expenses:
Mortality and expense risk and
other charges	17	101	16	26	156
Total expenses	17	101	16	26	156
Net investment income (loss)	17	(101)	(16)	(4)	83

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	73	380	(1)	6	264
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments	73	380	(1)	6	264
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(50)	83	106	68	193
Net increase (decrease) in net assets
resulting from operations	$40	$362	$89	$70	$540

The accompanying notes are an integral part of these financial statements.

24

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the nine months ended September 30, 2005

(Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP	ING VP
	Index Plus	Index Plus	International	International	Small
	MidCap	SmallCap	Equity	Value	Company
Net investment income (loss)
Income:
Dividends	$28	$-	$16	$9	$24
Total investment income	28	-	16	9	24
Expenses:
Mortality and expense risk and
other charges	30	-	15	3	135
Total expenses	30	-	15	3	135
Net investment income (loss)	(2)	-	1	6	(111)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	16	-	76	2	1,240
Capital gains distributions	423	-	-	23	215
Total realized gain (loss) on investments	439	-	76	25	1,455
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	64	-	73	1	(302)
Net increase (decrease) in net assets
resulting from operations	$501	$-	$150	$32	$1,042

The accompanying notes are an integral part of these financial statements.

25

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the nine months ended September 30, 2005

(Dollars in thousands)

			Janus Aspen		Janus Aspen
	ING VP	Janus Aspen	Series	Janus Aspen	Series
	Value	Series	Flexible	Series	MidCap
	Opportunity	Balanced	Income	Growth	Growth
Net investment income (loss)
Income:
Dividends	$57	$-	$-	$-	$-
Total investment income	57	-	-	-	-
Expenses:
Mortality and expense risk and
other charges	30	47	15	28	42
Total expenses	30	47	15	28	42
Net investment income (loss)	27	(47)	(15)	(28)	(42)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	13	703	(91)	1,042	2,724
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments	13	703	(91)	1,042	2,724
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	18	(983)	101	(1,443)	(3,303)
Net increase (decrease) in net assets
resulting from operations	$58	$(327)	$(5)	$(429)	$(621)

The accompanying notes are an integral part of these financial statements.

26

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the nine months ended September 30, 2005

(Dollars in thousands)

	Janus Aspen	Lord Abbett
	Series	Series Fund	MFS®	MFS®	Oppenheimer
	Worldwide	Growth and	Strategic	Total	Aggressive
	Growth	Income	Income	Return	Growth
Net investment income (loss)
Income:
Dividends	$-	$-	$65	$310	$-
Total investment income	-	-	65	310	-
Expenses:
Mortality and expense risk and
other charges	91	15	10	151	41
Total expenses	91	15	10	151	41
Net investment income (loss)	(91)	(15)	55	159	(41)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,148	23	3	1,541	221
Capital gains distributions	-	-	3	607	-
Total realized gain (loss) on investments	2,148	23	6	2,148	221
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(2,931)	54	(60)	(2,233)	38
Net increase (decrease) in net assets
resulting from operations	$(874)	$62	$1	$74	$218

The accompanying notes are an integral part of these financial statements.

27

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the nine months ended September 30, 2005

(Dollars in thousands)

	Oppenheimer	Oppenheimer	Oppenheimer	Pioneer
	Global	Main	Strategic	Equity Income
	Securities	Street	Bond	VCT
Net investment income (loss)
Income:
Dividends	$203	$106	$435	$-
Total investment income	203	106	435	-
Expenses:
Mortality and expense risk and
other charges	65	74	36	-
Total expenses	65	74	36	-
Net investment income (loss)	138	32	399	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,633	624	371	-
Capital gains distributions	-	-	-	-
Total realized gain (loss) on investments	3,633	624	371	-
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(4,717)	(500)	(889)	1
Net increase (decrease) in net assets
resulting from operations	$(946)	$156	$(119)	$1

The accompanying notes are an integral part of these financial statements.

28

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the nine months ended September 30, 2005 and the year ended December 31, 2004

(Dollars in thousands)

	AIM V.I.	AIM V.I.		AIM V.I.
	Capital	Core	AIM V.I.	Premier
	Appreciation	Equity	Growth	Equity
Net assets at January 1, 2004	$12	$2,525	$1,735	$2,269

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	1	(17)	(12)
Net realized gain (loss) on investments
and capital gains distributions	-	(14)	(173)	(87)
Net unrealized appreciation (depreciation) of investments	-	214	302	206
Net increase (decrease) in net assets from operations	-	201	112	107
Changes from principal transactions:
Total unit transactions	(4)	87	(114)	215
Increase (decrease) in net assets derived from
principal transactions	(4)	87	(114)	215
Total increase (decrease)	(4)	288	(2)	322
Net assets at December 31, 2004	8	2,813	1,733	2,591

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(20)	(12)	(20)
Net realized gain (loss) on investments
and capital gains distributions	-	5	(38)	(17)
Net unrealized appreciation (depreciation) of investments	-	70	106	94
Net increase (decrease) in net assets from operations	-	55	56	57
Changes from principal transactions:
Total unit transactions	2	(105)	(22)	66
Increase (decrease) in net assets derived from	2	(105)	(22)	66
principal transactions
Total increase (decrease)	2	(50)	34	123
Net assets at September 30, 2005	$10	$2,763	$1,767	$2,714

The accompanying notes are an integral part of these financial statements.

29

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the nine months ended September 30, 2005 and the year ended December 31, 2004

(Dollars in thousands)

		Alger	Alger
	Alger	American	American	American
	American	Income &	Leveraged	Century® VP
	Balanced	Growth	AllCap	Balanced
Net assets at January 1, 2004	$630	$1,668	$1,660	$177

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(13)	(22)	1
Net realized gain (loss) on investments
and capital gains distributions	8	(28)	(13)	3
Net unrealized appreciation (depreciation) of investments	2	125	128	6
Net increase (decrease) in net assets from operations	11	84	93	10
Changes from principal transactions:
Total unit transactions	(262)	(388)	(297)	(58)
Increase (decrease) in net assets derived from
principal transactions	(262)	(388)	(297)	(58)
Total increase (decrease)	(251)	(304)	(204)	(48)
Net assets at December 31, 2004	379	1,364	1,456	129

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	1	(14)	1
Net realized gain (loss) on investments
and capital gains distributions	37	3	129	-
Net unrealized appreciation (depreciation) of investments	(24)	(10)	(39)	2
Net increase (decrease) in net assets from operations	15	(6)	76	3
Changes from principal transactions:
Total unit transactions	(394)	(1,358)	(1,532)	(3)
Increase (decrease) in net assets derived from	(394)	(1,358)	(1,532)	(3)
principal transactions
Total increase (decrease)	(379)	(1,364)	(1,456)	-
Net assets at September 30, 2005	$-	$-	$-	$129

The accompanying notes are an integral part of these financial statements.

30

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the nine months ended September 30, 2005 and the year ended December 31, 2004

(Dollars in thousands)

	American	Calvert	Federated	Federated
	Century® VP	Social	American	Capital
	International	Balanced	Leaders	Income
Net assets at January 1, 2004	$532	$424	$81,925	$8,126

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	1	54	237
Net realized gain (loss) on investments
and capital gains distributions	1	11	896	(1,519)
Net unrealized appreciation (depreciation) of investments	61	17	4,550	1,832
Net increase (decrease) in net assets from operations	58	29	5,500	550
Changes from principal transactions:
Total unit transactions	(108)	(36)	(17,909)	(1,864)
Increase (decrease) in net assets derived from
principal transactions	(108)	(36)	(17,909)	(1,864)
Total increase (decrease)	(50)	(7)	(12,409)	(1,314)
Net assets at December 31, 2004	482	417	69,516	6,812

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(4)	319	259
Net realized gain (loss) on investments
and capital gains distributions	6	36	(215)	(1,508)
Net unrealized appreciation (depreciation) of investments	19	(21)	709	1,472
Net increase (decrease) in net assets from operations	26	11	813	223
Changes from principal transactions:
Total unit transactions	(53)	(141)	(18,142)	(2,285)
Increase (decrease) in net assets derived from	(53)	(141)	(18,142)	(2,285)
principal transactions
Total increase (decrease)	(27)	(130)	(17,329)	(2,062)
Net assets at September 30, 2005	$455	$287	$52,187	$4,750

The accompanying notes are an integral part of these financial statements.

31

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the nine months ended September 30, 2005 and the year ended December 31, 2004

(Dollars in thousands)

		Federated	Federated
	Federated	Fund for US	High	Federated
	Equity	Government	Income	International
	Income	Securities	Bond	Equity
Net assets at January 1, 2004	$17,322	$5,051	$14,508	$11,757

Increase (decrease) in net assets
Operations:
Net investment income (loss)	94	149	780	(150)
Net realized gain (loss) on investments
and capital gains distributions	(297)	74	(535)	(846)
Net unrealized appreciation (depreciation) of investments	1,863	(132)	860	2,177
Net increase (decrease) in net assets from operations	1,660	91	1,105	1,181
Changes from principal transactions:
Total unit transactions	(3,590)	(1,457)	(3,234)	(2,746)
Increase (decrease) in net assets derived from
principal transactions	(3,590)	(1,457)	(3,234)	(2,746)
Total increase (decrease)	(1,930)	(1,366)	(2,129)	(1,565)
Net assets at December 31, 2004	15,392	3,685	12,379	10,192

Increase (decrease) in net assets
Operations:
Net investment income (loss)	164	102	804	(95)
Net realized gain (loss) on investments
and capital gains distributions	(50)	(8)	(50)	(1,804)
Net unrealized appreciation (depreciation) of investments	(202)	(76)	(759)	2,093
Net increase (decrease) in net assets from operations	(88)	18	(5)	194
Changes from principal transactions:
Total unit transactions	(4,226)	(809)	(4,629)	(2,498)
Increase (decrease) in net assets derived from	(4,226)	(809)	(4,629)	(2,498)
principal transactions
Total increase (decrease)	(4,314)	(791)	(4,634)	(2,304)
Net assets at September 30, 2005	$11,078	$2,894	$7,745	$7,888

The accompanying notes are an integral part of these financial statements.

32

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the nine months ended September 30, 2005 and the year ended December 31, 2004

(Dollars in thousands)

	Federated
	Mid Cap	Federated	Fidelity®
	Growth	Prime	VIP Asset	Fidelity® VIP
	Strategies	Money	ManagerSM	Contrafund®
Net assets at January 1, 2004	$20,317	$3,768	$5,491	$26,252

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(260)	(20)	92	(277)
Net realized gain (loss) on investments
and capital gains distributions	468	-	86	960
Net unrealized appreciation (depreciation) of investments	2,058	-	(6)	2,785
Net increase (decrease) in net assets from operations	2,266	(20)	172	3,468
Changes from principal transactions:
Total unit transactions	(5,011)	(1,595)	(1,033)	(1,786)
Increase (decrease) in net assets derived from
principal transactions	(5,011)	(1,595)	(1,033)	(1,786)
Total increase (decrease)	(2,745)	(1,615)	(861)	1,682
Net assets at December 31, 2004	17,572	2,153	4,630	27,934

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(164)	10	75	(197)
Net realized gain (loss) on investments
and capital gains distributions	1,110	-	80	1,353
Net unrealized appreciation (depreciation) of investments	289	-	(153)	1,735
Net increase (decrease) in net assets from operations	1,235	10	2	2,891
Changes from principal transactions:
Total unit transactions	(4,112)	(917)	(1,070)	(3,715)
Increase (decrease) in net assets derived from	(4,112)	(917)	(1,070)	(3,715)
principal transactions
Total increase (decrease)	(2,877)	(907)	(1,068)	(824)
Net assets at September 30, 2005	$14,695	$1,246	$3,562	$27,110

The accompanying notes are an integral part of these financial statements.

33

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the nine months ended September 30, 2005 and the year ended December 31, 2004

(Dollars in thousands)

	Fidelity®
	VIP Equity-	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Income	Growth	High Income	Index 500
Net assets at January 1, 2004	$38,898	$29,686	$12,642	$25,584

Increase (decrease) in net assets
Operations:
Net investment income (loss)	91	(276)	824	4
Net realized gain (loss) on investments
and capital gains distributions	491	(379)	665	7
Net unrealized appreciation (depreciation) of investments	2,853	1,151	(735)	1,953
Net increase (decrease) in net assets from operations	3,435	496	754	1,964
Changes from principal transactions:
Total unit transactions	(5,428)	(1,074)	(3,598)	(4,073)
Increase (decrease) in net assets derived from
principal transactions	(5,428)	(1,074)	(3,598)	(4,073)
Total increase (decrease)	(1,993)	(578)	(2,844)	(2,109)
Net assets at December 31, 2004	36,905	29,108	9,798	23,475

Increase (decrease) in net assets
Operations:
Net investment income (loss)	232	(104)	571	184
Net realized gain (loss) on investments
and capital gains distributions	1,829	(180)	351	762
Net unrealized appreciation (depreciation) of investments	(1,611)	633	(921)	(673)
Net increase (decrease) in net assets from operations	450	349	1	273
Changes from principal transactions:
Total unit transactions	(6,848)	(2,475)	(3,276)	(4,749)
Increase (decrease) in net assets derived from	(6,848)	(2,475)	(3,276)	(4,749)
principal transactions
Total increase (decrease)	(6,398)	(2,126)	(3,275)	(4,476)
Net assets at September 30, 2005	$30,507	$26,982	$6,523	$18,999

The accompanying notes are an integral part of these financial statements.

34

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the nine months ended September 30, 2005 and the year ended December 31, 2004

(Dollars in thousands)

	Fidelity®
	VIP			ING VP
	Investment	Fidelity® VIP	ING VP	Emerging
	Grade Bond	Overseas	Balanced	Markets
Net assets at January 1, 2004	$636	$3,114	$13,216	$190

Increase (decrease) in net assets
Operations:
Net investment income (loss)	18	(6)	120	(1)
Net realized gain (loss) on investments
and capital gains distributions	26	97	114	7
Net unrealized appreciation (depreciation) of investments	(29)	236	902	19
Net increase (decrease) in net assets from operations	15	327	1,136	25
Changes from principal transactions:
Total unit transactions	(219)	(96)	1,175	(56)
Increase (decrease) in net assets derived from
principal transactions	(219)	(96)	1,175	(56)
Total increase (decrease)	(204)	231	2,311	(31)
Net assets at December 31, 2004	432	3,345	15,527	159

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	(11)	260	(1)
Net realized gain (loss) on investments
and capital gains distributions	11	200	149	3
Net unrealized appreciation (depreciation) of investments	(19)	51	86	37
Net increase (decrease) in net assets from operations	1	240	495	39
Changes from principal transactions:
Total unit transactions	(95)	(261)	1,207	(7)
Increase (decrease) in net assets derived from	(95)	(261)	1,207	(7)
principal transactions
Total increase (decrease)	(94)	(21)	1,702	32
Net assets at September 30, 2005	$338	$3,324	$17,229	$191

The accompanying notes are an integral part of these financial statements.

35

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the nine months ended September 30, 2005 and the year ended December 31, 2004

(Dollars in thousands)

	ING VP	ING VP	ING VP	ING
	Intermediate	Money	Natural	Evergreen
	Bond	Market	Resources	Omega
Net assets at January 1, 2004	$11,032	$19,909	$423	$-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	635	(59)	(1)	-
Net realized gain (loss) on investments
and capital gains distributions	536	(36)	12	-
Net unrealized appreciation (depreciation) of investments	(837)	38	26	-
Net increase (decrease) in net assets from operations	334	(57)	37	-
Changes from principal transactions:
Total unit transactions	(2,693)	(6,490)	(78)	-
Increase (decrease) in net assets derived from
principal transactions	(2,693)	(6,490)	(78)	-
Total increase (decrease)	(2,359)	(6,547)	(41)	-
Net assets at December 31, 2004	8,673	13,362	382	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(82)	30	(4)	-
Net realized gain (loss) on investments
and capital gains distributions	(59)	70	52	-
Net unrealized appreciation (depreciation) of investments	245	49	81	16
Net increase (decrease) in net assets from operations	104	149	129	16
Changes from principal transactions:
Total unit transactions	(622)	205	(106)	1,270
Increase (decrease) in net assets derived from	(622)	205	(106)	1,270
principal transactions
Total increase (decrease)	(518)	354	23	1,286
Net assets at September 30, 2005	$8,155	$13,716	$405	$1,286

The accompanying notes are an integral part of these financial statements.

36

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the nine months ended September 30, 2005 and the year ended December 31, 2004

(Dollars in thousands)

		ING
	ING FMR	JPMorgan	ING MFS®	ING
	Earnings	Value	Total	Oppenheimer
	Growth	Opportunities	Return	Main Street
Net assets at January 1, 2004	$-	$-	$-	$-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Net realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation) of investments	-	-	-	-
Net increase (decrease) in net assets from operations	-	-	-	-
Changes from principal transactions:
Total unit transactions	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	-	-	-	-
Total increase (decrease)	-	-	-	-
Net assets at December 31, 2004	-	-	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	2	1
Net realized gain (loss) on investments
and capital gains distributions	-	2	10	3
Net unrealized appreciation (depreciation) of investments	10	7	51	8
Net increase (decrease) in net assets from operations	10	8	63	12
Changes from principal transactions:
Total unit transactions	1,174	1,528	13,880	667
Increase (decrease) in net assets derived from	1,174	1,528	13,880	667
principal transactions
Total increase (decrease)	1,184	1,536	13,943	679
Net assets at September 30, 2005	$1,184	$1,536	$13,943	$679

The accompanying notes are an integral part of these financial statements.

37

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the nine months ended September 30, 2005 and the year ended December 31, 2004

(Dollars in thousands)

			ING
		ING	American	ING
	ING PIMCO	Pioneer	Century	JPMorgan
	High Yield	Fund	Select	International
Net assets at January 1, 2004	$-	$-	$-	$1,701

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	(5)
Net realized gain (loss) on investments
and capital gains distributions	-	-	-	149
Net unrealized appreciation (depreciation) of investments	-	-	-	211
Net increase (decrease) in net assets from operations	-	-	-	355
Changes from principal transactions:
Total unit transactions	-	-	-	256
Increase (decrease) in net assets derived from
principal transactions	-	-	-	256
Total increase (decrease)	-	-	-	611
Net assets at December 31, 2004	-	-	-	2,312

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	-	(33)	(5)
Net realized gain (loss) on investments
and capital gains distributions	-	-	48	272
Net unrealized appreciation (depreciation) of investments	(5)	-	274	(185)
Net increase (decrease) in net assets from operations	(3)	-	289	82
Changes from principal transactions:
Total unit transactions	1,730	5	5,050	(726)
Increase (decrease) in net assets derived from	1,730	5	5,050	(726)
principal transactions
Total increase (decrease)	1,727	5	5,339	(644)
Net assets at September 30, 2005	$1,727	$5	$5,339	$1,668

The accompanying notes are an integral part of these financial statements.

38

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the nine months ended September 30, 2005 and the year ended December 31, 2004

(Dollars in thousands)

			ING	ING Salomon
	ING MFS®	ING	Oppenheimer	Brothers
	Capital	Oppenheimer	Strategic	Aggressive
	Opportunities	Global	Income	Growth
Net assets at January 1, 2004	$3,225	$-	$-	$11,703

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(28)	-	-	(144)
Net realized gain (loss) on investments
and capital gains distributions	123	-	-	(21)
Net unrealized appreciation (depreciation) of investments	219	-	-	904
Net increase (decrease) in net assets from operations	314	-	-	739
Changes from principal transactions:
Total unit transactions	(477)	-	-	(3,073)
Increase (decrease) in net assets derived from
principal transactions	(477)	-	-	(3,073)
Total increase (decrease)	(163)	-	-	(2,334)
Net assets at December 31, 2004	3,062	-	-	9,369

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	(214)	(70)	(89)
Net realized gain (loss) on investments
and capital gains distributions	132	180	27	245
Net unrealized appreciation (depreciation) of investments	(174)	5,035	203	449
Net increase (decrease) in net assets from operations	(49)	5,001	160	605
Changes from principal transactions:
Total unit transactions	(705)	35,136	12,046	(1,553)
Increase (decrease) in net assets derived from	(705)	35,136	12,046	(1,553)
principal transactions
Total increase (decrease)	(754)	40,137	12,206	(948)
Net assets at September 30, 2005	$2,308	$40,137	$12,206	$8,421

The accompanying notes are an integral part of these financial statements.

39

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the nine months ended September 30, 2005 and the year ended December 31, 2004

(Dollars in thousands)

	ING	ING		ING
	T. Rowe Price	T. Rowe Price	ING UBS U.S.	Van Kampen
	Diversified	Growth	Large Cap	Equity and
	Mid Cap Growth	Equity	Equity	Income
Net assets at January 1, 2004	$-	$19,372	$7,314	$-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(233)	(44)	-
Net realized gain (loss) on investments
and capital gains distributions	-	156	(55)	-
Net unrealized appreciation (depreciation) of investments	-	1,503	947	-
Net increase (decrease) in net assets from operations	-	1,426	848	-
Changes from principal transactions:
Total unit transactions	-	(2,139)	(1,169)	-
Increase (decrease) in net assets derived from
principal transactions	-	(2,139)	(1,169)	-
Total increase (decrease)	-	(713)	(321)	-
Net assets at December 31, 2004	-	18,659	6,993	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(33)	(92)	(11)	(48)
Net realized gain (loss) on investments
and capital gains distributions	159	355	113	58
Net unrealized appreciation (depreciation) of investments	524	(181)	134	681
Net increase (decrease) in net assets from operations	650	82	236	691
Changes from principal transactions:
Total unit transactions	5,000	(3,235)	(933)	9,983
Increase (decrease) in net assets derived from	5,000	(3,235)	(933)	9,983
principal transactions
Total increase (decrease)	5,650	(3,153)	(697)	10,674
Net assets at September 30, 2005	$5,650	$15,506	$6,296	$10,674

The accompanying notes are an integral part of these financial statements.

40

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the nine months ended September 30, 2005 and the year ended December 31, 2004

(Dollars in thousands)

	ING VP	ING VP	ING VP
	Strategic	Strategic	Strategic	ING VP
	Allocation	Allocation	Allocation	Growth and
	Balanced	Growth	Income	Income
Net assets at January 1, 2004	$1,035	$1,094	$1,648	$11,684

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(7)	8	107
Net realized gain (loss) on investments
and capital gains distributions	73	78	10	312
Net unrealized appreciation (depreciation) of investments	52	99	87	268
Net increase (decrease) in net assets from operations	124	170	105	687
Changes from principal transactions:
Total unit transactions	351	529	(164)	(1,816)
Increase (decrease) in net assets derived from
principal transactions	351	529	(164)	(1,816)
Total increase (decrease)	475	699	(59)	(1,129)
Net assets at December 31, 2004	1,510	1,793	1,589	10,555

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	5	17	(101)
Net realized gain (loss) on investments
and capital gains distributions	70	113	73	380
Net unrealized appreciation (depreciation) of investments	(14)	(46)	(50)	83
Net increase (decrease) in net assets from operations	66	72	40	362
Changes from principal transactions:
Total unit transactions	404	(94)	(183)	(1,234)
Increase (decrease) in net assets derived from	404	(94)	(183)	(1,234)
principal transactions
Total increase (decrease)	470	(22)	(143)	(872)
Net assets at September 30, 2005	$1,980	$1,771	$1,446	$9,683

The accompanying notes are an integral part of these financial statements.

41

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the nine months ended September 30, 2005 and the year ended December 31, 2004

(Dollars in thousands)

	ING VP
	Global		ING VP	ING VP
	Science and	ING VP	Index Plus	Index Plus
	Technology	Growth	LargeCap	MidCap
Net assets at January 1, 2004	$2,897	$3,073	$16,152	$63

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(27)	(31)	(16)	(1)
Net realized gain (loss) on investments
and capital gains distributions	320	(44)	39	2
Net unrealized appreciation (depreciation) of investments	(357)	242	1,539	9
Net increase (decrease) in net assets from operations	(64)	167	1,562	10
Changes from principal transactions:
Total unit transactions	(682)	(4)	751	12
Increase (decrease) in net assets derived from
principal transactions	(682)	(4)	751	12
Total increase (decrease)	(746)	163	2,313	22
Net assets at December 31, 2004	2,151	3,236	18,465	85

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16)	(4)	83	(2)
Net realized gain (loss) on investments
and capital gains distributions	(1)	6	264	439
Net unrealized appreciation (depreciation) of investments	106	68	193	64
Net increase (decrease) in net assets from operations	89	70	540	501
Changes from principal transactions:
Total unit transactions	(113)	(69)	752	6,176
Increase (decrease) in net assets derived from	(113)	(69)	752	6,176
principal transactions
Total increase (decrease)	(24)	1	1,292	6,677
Net assets at September 30, 2005	$2,127	$3,237	$19,757	$6,762

The accompanying notes are an integral part of these financial statements.

42

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the nine months ended September 30, 2005 and the year ended December 31, 2004

(Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP
	Index Plus	International	International	Small
	SmallCap	Equity	Value	Company
Net assets at January 1, 2004	$37	$492	$-	$15,188

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(2)	-	(142)
Net realized gain (loss) on investments
and capital gains distributions	8	60	-	819
Net unrealized appreciation (depreciation) of investments	(5)	60	15	1,157
Net increase (decrease) in net assets from operations	3	118	15	1,834
Changes from principal transactions:
Total unit transactions	(37)	530	119	(712)
Increase (decrease) in net assets derived from
principal transactions	(37)	530	119	(712)
Total increase (decrease)	(34)	648	134	1,122
Net assets at December 31, 2004	3	1,140	134	16,310

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	1	6	(111)
Net realized gain (loss) on investments
and capital gains distributions	-	76	25	1,455
Net unrealized appreciation (depreciation) of investments	-	73	1	(302)
Net increase (decrease) in net assets from operations	-	150	32	1,042
Changes from principal transactions:
Total unit transactions	-	372	358	(576)
Increase (decrease) in net assets derived from	-	372	358	(576)
principal transactions
Total increase (decrease)	-	522	390	466
Net assets at September 30, 2005	$3	$1,662	$524	$16,776

The accompanying notes are an integral part of these financial statements.

43

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the nine months ended September 30, 2005 and the year ended December 31, 2004

(Dollars in thousands)

			Janus Aspen
	ING VP	Janus Aspen	Series	Janus Aspen
	Value	Series	Flexible	Series
	Opportunity	Balanced	Income	Growth
Net assets at January 1, 2004	$3,076	$14,592	$5,518	$9,545

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16)	86	161	(100)
Net realized gain (loss) on investments
and capital gains distributions	(59)	100	117	(82)
Net unrealized appreciation (depreciation) of investments	343	608	(182)	324
Net increase (decrease) in net assets from operations	268	794	96	142
Changes from principal transactions:
Total unit transactions	(198)	(4,176)	(2,047)	(2,785)
Increase (decrease) in net assets derived from
principal transactions	(198)	(4,176)	(2,047)	(2,785)
Total increase (decrease)	70	(3,382)	(1,951)	(2,643)
Net assets at December 31, 2004	3,146	11,210	3,567	6,902

Increase (decrease) in net assets
Operations:
Net investment income (loss)	27	(47)	(15)	(28)
Net realized gain (loss) on investments
and capital gains distributions	13	703	(91)	1,042
Net unrealized appreciation (depreciation) of investments	18	(983)	101	(1,443)
Net increase (decrease) in net assets from operations	58	(327)	(5)	(429)
Changes from principal transactions:
Total unit transactions	(763)	(10,883)	(3,562)	(6,473)
Increase (decrease) in net assets derived from	(763)	(10,883)	(3,562)	(6,473)
principal transactions
Total increase (decrease)	(705)	(11,210)	(3,567)	(6,902)
Net assets at September 30, 2005	$2,441	$-	$-	$-

The accompanying notes are an integral part of these financial statements.

44

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the nine months ended September 30, 2005 and the year ended December 31, 2004

(Dollars in thousands)

	Janus Aspen	Janus Aspen	Lord Abbett
	Series	Series	Series Fund	MFS®
	MidCap	Worldwide	Growth and	Strategic
	Growth	Growth	Income	Income
Net assets at January 1, 2004	$10,449	$28,342	$-	$1,384

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(128)	(98)	5	43
Net realized gain (loss) on investments
and capital gains distributions	882	(648)	7	25
Net unrealized appreciation (depreciation) of investments	1,128	1,394	53	(3)
Net increase (decrease) in net assets from operations	1,882	648	65	65
Changes from principal transactions:
Total unit transactions	(56)	(7,100)	818	(396)
Increase (decrease) in net assets derived from
principal transactions	(56)	(7,100)	818	(396)
Total increase (decrease)	1,826	(6,452)	883	(331)
Net assets at December 31, 2004	12,275	21,890	883	1,053

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(42)	(91)	(15)	55
Net realized gain (loss) on investments
and capital gains distributions	2,724	2,148	23	6
Net unrealized appreciation (depreciation) of investments	(3,303)	(2,931)	54	(60)
Net increase (decrease) in net assets from operations	(621)	(874)	62	1
Changes from principal transactions:
Total unit transactions	(11,654)	(21,016)	2,051	(135)
Increase (decrease) in net assets derived from	(11,654)	(21,016)	2,051	(135)
principal transactions
Total increase (decrease)	(12,275)	(21,890)	2,113	(134)
Net assets at September 30, 2005	$-	$-	$2,996	$919

The accompanying notes are an integral part of these financial statements.

45

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the nine months ended September 30, 2005 and the year ended December 31, 2004

(Dollars in thousands)

	MFS®	Oppenheimer	Oppenheimer	Oppenheimer
	Total	Aggressive	Global	Main
	Return	Growth	Securities	Street
Net assets at January 1, 2004	$18,622	$4,366	$14,349	$7,918

Increase (decrease) in net assets
Operations:
Net investment income (loss)	47	(60)	(3)	(43)
Net realized gain (loss) on investments
and capital gains distributions	211	443	318	38
Net unrealized appreciation (depreciation) of investments	1,390	298	2,588	608
Net increase (decrease) in net assets from operations	1,648	681	2,903	603
Changes from principal transactions:
Total unit transactions	(2,768)	(492)	2,602	(374)
Increase (decrease) in net assets derived from
principal transactions	(2,768)	(492)	2,602	(374)
Total increase (decrease)	(1,120)	189	5,505	229
Net assets at December 31, 2004	17,502	4,555	19,854	8,147

Increase (decrease) in net assets
Operations:
Net investment income (loss)	159	(41)	138	32
Net realized gain (loss) on investments
and capital gains distributions	2,148	221	3,633	624
Net unrealized appreciation (depreciation) of investments	(2,233)	38	(4,717)	(500)
Net increase (decrease) in net assets from operations	74	218	(946)	156
Changes from principal transactions:
Total unit transactions	(17,576)	(716)	(18,908)	(2,168)
Increase (decrease) in net assets derived from	(17,576)	(716)	(18,908)	(2,168)
principal transactions
Total increase (decrease)	(17,502)	(498)	(19,854)	(2,012)
Net assets at September 30, 2005	$-	$4,057	$-	$6,135

The accompanying notes are an integral part of these financial statements.

46

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the nine months ended September 30, 2005 and the year ended December 31, 2004

(Dollars in thousands)

	Oppenheimer	Pioneer
	Strategic	Equity Income
	Bond	VCT
Net assets at January 1, 2004	$8,115	$-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	306	-
Net realized gain (loss) on investments
and capital gains distributions	236	-
Net unrealized appreciation (depreciation) of investments	76	-
Net increase (decrease) in net assets from operations	618	-
Changes from principal transactions:
Total unit transactions	439	-
Increase (decrease) in net assets derived from
principal transactions	439	-
Total increase (decrease)	1,057	-
Net assets at December 31, 2004	9,172	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	399	-
Net realized gain (loss) on investments
and capital gains distributions	371	-
Net unrealized appreciation (depreciation) of investments	(889)	1
Net increase (decrease) in net assets from operations	(119)	1
Changes from principal transactions:
Total unit transactions	(9,053)	-
Increase (decrease) in net assets derived from	(9,053)	-
principal transactions
Total increase (decrease)	(9,172)	1
Net assets at September 30, 2005	$-	$1

The accompanying notes are an integral part of these financial statements.

47

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements

  Organization

  ING Insurance Company of America Variable Annuity Account I (the "Account") was established by ING Insurance Company of America ("IICA" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is an indirect subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly owned subsidiary of ING Groep N.V., a global financial services holding company based in The Netherlands.

  The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. IICA provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business IICA may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of IICA. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of IICA.

  Contracts are identified in the Statement of Assets and Liabilities by the qualifiers IICA I, IICA II, and IICA III. IICA I Contracts represent certain individual and group Contracts issued as non-qualified deferred annuity Contracts or Individual Retirement Annuity Contracts issued since June 28, 1995. IICA II Contracts represent certain individual and group Contracts issued as non-qualified deferred annuity Contracts or Individual Retirement Annuity Contracts issued since May 1, 1998. Contracts are no longer sold under qualifiers IICA I and IICA II. IICA III Contracts represent certain group Contracts issued as fund vehicles for Internal Revenue Code Section 403(b) and 401(e) plans issued since September 24, 2000.

  At September 30, 2005, the Account had 63 active investment divisions (the "Divisions"), 29 of which invest in independently managed mutual funds and 34 of which invest in mutual funds managed by an affiliate, either ING Investments, LLC or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at September 30, 2005 and related Trusts are as follows:

  AIM Variable Insurance Funds:

  AIM V.I. Capital Appreciation Fund - Series I Shares

  AIM V.I. Core Equity Fund - Series I Shares

  AIM V.I. Growth Fund - Series I Shares

  AIM V.I. Premier Equity Fund - Series I Shares

  American Century® Investments:

  American Century® VP Balanced Fund

  American Century® VP International Fund

  Calvert Social Balanced Portfolio

  Federated Insurance Series:

  Federated American Leaders Fund II

  Federated Capital Income Fund II

  Federated Equity Income Fund II

  Federated Fund for US Government Securities II

  Federated High Income Bond Fund II

  Federated International Equity Fund II

  Federated Mid Cap Growth Strategies Fund II

  Federated Prime Money Fund II

  48

  ING INSURANCE COMPANY OF AMERICA

  VARIABLE ANNUITY ACCOUNT I

  Notes to Financial Statements

  Fidelity® Investments Variable Insurance Products Funds:

  Fidelity® VIP Asset ManagerSM Portfolio - Initial Class

  Fidelity® VIP Contrafund® Portfolio - Initial Class

  Fidelity® VIP Equity-Income Portfolio - Initial Class

  Fidelity® VIP Growth Portfolio - Initial Class

  Fidelity® VIP High Income Portfolio - Initial Class

  Fidelity® VIP Index 500 Portfolio - Initial Class

  Fidelity® VIP Investment Grade Bond Portfolio - Initial Class

  Fidelity® VIP Overseas Portfolio - Initial Class

  ING VP Balanced Portfolio, Inc. - Class I

  ING VP Emerging Markets Fund

  ING VP Intermediate Bond Portfolio - Class I

  ING VP Money Market Portfolio - Class I

  ING VP Natural Resources Trust

  ING Investors Trust:

  ING Evergreen Omega Portfolio - Institutional Class**

  ING FMR Earnings Growth Portfolio - Institutional Class**

  ING JPMorgan Value Opportunities Portfolio - Service Class**

  ING MFS® Total Return Portfolio - Institutional Class**

  ING Oppenheimer Main Street Portfolio - Service Class**

  ING PIMCO High Yield Portfolio - Service Class**

  ING Pioneer Fund Portfolio - Institutional Class**

  ING Partners, Inc.:

  ING American Century Select Portfolio - Initial Class**

  ING JPMorgan International Portfolio - Initial Class

  ING MFS Capital Opportunities Portfolio - Initial Class

  ING Oppenheimer Global Portfolio - Initial Class**

  ING Partners, Inc. (continued):

  ING Oppenheimer Strategic Income Portfolio - Initial Class**

  ING Salomon Brothers Aggressive Growth Portfolio - Initial Class

  ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class**

  ING T. Rowe Price Growth Equity Portfolio - Initial Class

  ING UBS U.S. Large Cap Equity Portfolio - Initial Class

  ING Strategic Allocation Portfolios, Inc.:

  ING VP Strategic Allocation Balanced Portfolio - Class I

  ING VP Strategic Allocation Growth Portfolio - Class I

  ING VP Strategic Allocation Income Portfolio - Class I

  ING Variable Funds:

  ING VP Growth and Income Portfolio - Class I

  ING Variable Portfolios, Inc.:

  ING VP Global Science and Technology Portfolio - Class I

  ING VP Growth Portfolio - Class I

  ING VP Index Plus LargeCap Portfolio - Class I

  ING VP Index Plus MidCap Portfolio - Class I

  ING VP Index Plus SmallCap Portfolio - Class I

  ING VP International Equity Portfolio - Class I

  ING VP International Value Portfolio - Class I*

  ING VP Small Company Portfolio - Class I

  ING VP Value Opportunity Portfolio - Class I

  Lord Abbett Series Fund - Growth and Income Portfolio Class VC*

  MFS® Variable Insurance Trust:

  MFS® Strategic Income Series - Class I

  Oppenheimer Variable Account Funds:

  Oppenheimer Aggressive Growth Fund/VA®

  Oppenheimer Global Securities Fund/VA®

  Oppenheimer Main Street Fund/VA®

  Pioneer Equity Income VCT Portfolio - Class I

  * Division became available in 2004

  ** Division became available in 2005

  49

  ING INSURANCE COMPANY OF AMERICA

  VARIABLE ANNUITY ACCOUNT I

  Notes to Financial Statements

  During 2005, the following funds were closed to contractowners:

  Alger American Balanced Portfolio - Class O

  Alger American Income and Growth Portfolio - Class O

  Alger American Leveraged AllCap Portfolio - Class O

  Janus Aspen Series Balanced Portfolio - Institutional Shares

  Janus Aspen Series Flexible Income Portfolio - Institutional Shares

  Janus Aspen Series Growth Portfolio - Institutional Shares

  Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares

  Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares

  MFS® Total Return Series - Initial Class

  Oppenheimer Strategic Bond Fund/VA®

  The following divisions were offered during 2005, but had no investments as of September 30, 2005:

  EuroPacific Growth Fund® - Class R-4

  Evergreen Special Values Fund - Class A

  FTVIP Franklin Small Cap Value Securities Fund - Class 2

  Hibernia Mid Cap Equity Fund - Class A Shares

  ING Alliance Mid Cap Growth Portfolio - Service Class

  ING American Century Large Company Value Portfolio - Service Class

  ING American Century Select Portfolio - Service Class

  ING American Century Small Cap Value Portfolio - Service Class

  ING Baron Small Cap Growth Portfolio - Service Class

  ING Davis Venture Value Portfolio - Service Class

  ING Evergreen Health Sciences Portfolio - Class S

  ING FMR Diversified Mid Cap Portfolio - Service Class

  ING Fundamental Research Portfolio - Service Class

  ING GET Fund - Series J

  ING GET Fund - Series K

  ING Goldman Sachs® Capital Growth Portfolio - Service Class

  ING Index Plus Large Cap VP w/ Principal Protection - Class R

  ING JPMorgan Emerging Markets Equity Portfolio - Service Class

  ING JPMorgan Mid Cap Value Portfolio - Service Class

  ING JPMorgan Small Cap Equity Portfolio - Service Class

  ING Julius Baer Foreign Portfolio - Service Class

  ING Legg Mason Value Portfolio - Institutional Class

  ING Legg Mason Value Portfolio - Service Class

  ING Marsico Growth Portfolio - Service Class

  ING Marsico International Opportunities Portfolio - Service Class

  ING MFS® Utilities Portfolio - Service Class

  ING OpCap Balanced Value Portfolio - Service Class

  ING Oppenheimer Global Portfolio - Service Class

  ING Oppenheimer Main Street Portfolio® - Service Class

  ING PIMCO Total Return Portfolio - Service Class

  ING Real Estate Securities VP

  ING Solution 2015 Portfolio - Service Class

  ING Solution 2025 Portfolio - Service Class

  ING Solution 2035 Portfolio - Service Class

  ING Solution 2045 Portfolio - Service Class

  ING Solution Income Portfolio - Service Class

  ING Stock Index Portfolio - Institutional Class

  ING T. Rowe Price Capital Appreciation Portfolio - Service Class

  ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class

  ING Van Kampen Comstock Portfolio - Service Class

  ING Van Kampen Equity and Income Portfolio - Service Class

  ING Van Kampen Growth and Income Portfolio - Service Class

  ING VP Financial Services Portfolio - Class I

  ING VP Growth Opportunities Portfolio - Class I

  ING VP MagnaCap Portfolio - Class I

  ING VP Mid Cap Opportunities Portfolio - Class I

  ING VP Real Estate Portfolio - Class I

  ING VP SmallCap Opportunities Portfolio - Class I

  Lord Abbett Series Fund - Mid Cap Value Portfolio - Class VC

  New Perspective Fund® - Class R-4

  Oppenheimer Developing Markets Fund - Class A

  Oppenheimer Main Street Small Cap Fund/VA®

  Pax World Balanced Fund

  50

  ING INSURANCE COMPANY OF AMERICA

  VARIABLE ANNUITY ACCOUNT I

  Notes to Financial Statements

  PIMCO VIT Real Return Portfolio - Admin Class

  Pioneer Fund VCT Portfolio - Class I

  Pioneer High Yield VCT Portfolio - Class I

  Pioneer Mid Cap Value VCT Portfolio - Class I

  Templeton Global Bond Fund - Class A

  The Growth Fund of America® - Class R-4

  Wanger Select

  Wanger U.S. Smaller Companies

  Washington Mutual Investors FundSM - Class R-4

  The names of certain Divisions were changed during 2005. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
MFS® Strategic Income Series - Class I	MFS® VIT Strategic Income Series

  Significant Accounting Policies

  The following is a summary of the significant accounting policies of the Account:

  Use of Estimates

  The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

  Investments

  Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

  Federal Income Taxes

  Operations of the Account form a part of, and are taxed with, the total operations of IICA, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of IICA.

  51

  ING INSURANCE COMPANY OF AMERICA

  VARIABLE ANNUITY ACCOUNT I

  Notes to Financial Statements

  Variable Annuity Reserves

  Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are recorded in the financial statements at the Contractowners' aggregate account values invested in the Account Divisions. Net assets allocated to Contracts in the payout period are computed according to the 1983a and 1983 Group Annuity Mortality tables using various assumed interest rates. The mortality risk is fully borne by IICA and may result in additional amounts being transferred into the Account by IICA to cover greater longevity of Contractowners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to IICA.

  Charges and Fees

  Under the terms of the Contracts, certain charges are allocated to the Contracts to cover IICA's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

  Mortality and Expense Risk Charges

  IICA assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge equal to an annual rate of up to 1.40% of the average daily net asset value of each Division of the Account.

  Administrative Charges

  A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.15% of the assets attributable to the Contracts.

  Premium Taxes

  Various states and other governmental units levy a premium tax on annuity Contracts issued by insurance companies. If the owner of a Contract lives in a state which levies such a tax, IICA may deduct the amount of the tax from the purchase payments received or the value of the Contract at annuitization.

  Other Charges

  Deductions by the Account for other charges may be made in accordance with the terms of the Contracts and paid to IICA.

  52

  ING INSURANCE COMPANY OF AMERICA

  VARIABLE ANNUITY ACCOUNT I

  Notes to Financial Statements

  Related Party Transactions

  During the nine months ended September 30, 2005, management and service fees were paid indirectly to Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to the ING Investors Trust. The Trust's advisory agreement provided for a fee at annual rates ranging from 0.40% to 0.75% of the average net assets of each respective Series. In addition, management fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to ING VP Intermediate Bond Portfolio, ING VP Balanced Portfolio, Inc., ING Money Market Portfolio, ING Variable Funds, ING Strategic Allocation Portfolios, Inc., ING VP Natural Resources Trust, ING Variable Portfolios, Inc., and ING VP Emerging Markets Fund, Inc. The annual fee rate ranged from 0.25% to 1.00% of the average net assets of each respective Fund. In addition, management fees were paid to ING Life Insurance and Annuity Company, an affiliate, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.50% to 0.80% of the average net assets of each respective Fund.

  53

  ING INSURANCE COMPANY OF AMERICA

  VARIABLE ANNUITY ACCOUNT I

  Notes to Financial Statements

  Purchases and Sales of Investment Securities

  The aggregate cost of purchases and proceeds from sales of investments follow:

	Nine months ended		Year ended
	September 30, 2005		December 31, 2004
	Purchases	Sales	Purchases	Sales
	(Dollars In Thousands)
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation	$2	$-	$3	$7
AIM V.I. Core Equity	241	366	424	336
AIM V.I. Growth	216	250	326	457
AIM V.I. Premier Equity	318	272	536	333
Alger American Funds:
Alger American Balanced	6	398	56	317
Alger American Income & Growth	14	1,371	46	447
Alger American Leveraged AllCap	1	1,547	24	343
American Century® Investments:
American Century® VP Balanced	2	4	4	61
American Century® VP International	6	58	3	115
Calvert Social Balanced	125	270	115	150
Federated Insurance Series:
Federated American Leaders	1,087	18,910	1,575	19,430
Federated Capital Income	512	2,538	569	2,196
Federated Equity Income	502	4,564	1,005	4,501
Federated Fund for US Government Securities	240	947	434	1,717
Federated High Income Bond	935	4,760	1,286	3,740
Federated International Equity	105	2,698	175	3,071
Federated Mid Cap Growth Strategies	125	4,401	231	5,502
Federated Prime Money	903	1,810	1,716	3,331
Fidelity® Investments Variable Insurance Products Funds:
Fidelity® VIP Asset ManagerSM	314	1,307	1,672	2,613
Fidelity® VIP Contrafund®	1,720	5,627	4,938	7,001
Fidelity® VIP Equity-Income	2,580	7,926	3,970	9,163
Fidelity® VIP Growth	2,788	5,367	4,997	6,347
Fidelity® VIP High Income	1,024	3,729	2,823	5,597
Fidelity® VIP Index 500	1,056	5,621	3,540	7,609
Fidelity® VIP Investment Grade Bond	22	100	45	227
Fidelity® VIP Overseas	510	765	857	959
ING VP Balanced	2,918	1,451	3,493	2,198
ING VP Emerging Markets	1	9	2	59
ING VP Intermediate Bond	3,006	3,683	2,913	4,574
ING VP Money Market	12,044	11,809	17,388	23,937
ING VP Natural Resources	21	109	11	90

  54

  ING INSURANCE COMPANY OF AMERICA

  VARIABLE ANNUITY ACCOUNT I

  Notes to Financial Statements

	Nine months ended		Year ended
	September 30, 2005		December 31, 2004
	Purchases	Sales	Purchases	Sales
	(Dollars In Thousands)
ING Investors Trust:
ING Evergreen Omega	$1,270	$-	$-	$-
ING FMR Earnings Growth	1,174	-	-	-
ING JPMorgan Value Opportunities	1,594	67	-	-
ING MFS® Total Return	13,960	67	-	-
ING Oppenheimer Main Street	763	95	-	-
ING PIMCO High Yield	1,816	84	-	-
ING Pioneer Fund	5	-	-	-
ING Partners, Inc.:
ING American Century Select	5,931	914	-	-
ING JPMorgan International	524	1,255	1,400	1,149
ING MFS® Capital Opportunities	55	767	335	840
ING Oppenheimer Global	39,516	4,572	-	-
ING Oppenheimer Strategic Income	13,753	1,777	-	-
ING Salomon Brothers Aggressive Growth	137	1,779	134	3,351
ING T. Rowe Price Diversified Mid Cap Growth	5,956	888	-	-
ING T. Rowe Price Growth Equity	293	3,620	2,283	4,655
ING UBS U.S. Large Cap Equity	735	1,679	952	2,165
ING Van Kampen Equity and Income	11,336	1,392	-	-
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Balanced	880	466	879	529
ING VP Strategic Allocation Growth	333	422	1,004	482
ING VP Strategic Allocation Income	330	496	360	516
ING Variable Funds:
ING VP Growth and Income	232	1,567	739	2,448
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology	347	476	933	1,642
ING VP Growth	451	524	669	704
ING VP Index Plus LargeCap	3,384	2,549	3,648	2,913
ING VP Index Plus MidCap	6,874	277	23	12
ING VP Index Plus SmallCap	2	2	2	39
ING VP International Equity	1,055	682	1,015	487
ING VP International Value	453	66	122	3
ING VP Small Company	3,318	3,790	4,074	4,928
ING VP Value Opportunity	647	1,383	991	1,205

  55

  ING INSURANCE COMPANY OF AMERICA

  VARIABLE ANNUITY ACCOUNT I

  Notes to Financial Statements

	Nine months ended		Year ended
	September 30, 2005		December 31, 2004
	Purchases	Sales	Purchases	Sales
	(Dollars In Thousands)
Janus Aspen Series:
Janus Aspen Series Balanced	$235	$11,165	$902	$4,992
Janus Aspen Series Flexible Income	249	3,826	1,100	2,954
Janus Aspen Series Growth	94	6,595	349	3,234
Janus Aspen Series MidCap Growth	538	12,234	2,874	3,058
Janus Aspen Series Worldwide Growth	40	21,147	737	7,935
Lord Abbett Series Fund Growth and Income	2,293	257	836	6
MFS® Variable Insurance Trust:
MFS® Strategic Income	131	208	363	716
MFS® VIT Total Return	1,494	18,304	2,589	5,310
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth	588	1,345	1,627	2,179
Oppenheimer Global Securities	1,335	20,105	5,512	2,913
Oppenheimer Main Street	337	2,473	1,774	2,191
Oppenheimer Strategic Bond	1,471	10,125	2,677	1,932
Pioneer Equity Income VCT	-	-	-	-

  56

  ING INSURANCE COMPANY OF AMERICA

  VARIABLE ANNUITY ACCOUNT I

  Notes to Financial Statements

  Changes in Units

  The net changes in units outstanding follow:

	Nine months ended September 30, 2005			Year ended December 31, 2004
			Net Units			Net Units
	Units	Units	Issued	Units	Units	Issued
	Issued	Redeemed	(Redeemed)	Issued	Redeemed	(Redeemed)
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation	190	-	190	1,405	(1,914)	(509)
AIM V.I. Core Equity	30,375	(43,213)	(12,838)	57,371	(46,138)	11,233
AIM V.I. Growth	40,324	(44,907)	(4,583)	72,588	(96,362)	(23,774)
AIM V.I. Premier Equity	46,234	(36,866)	9,368	86,215	(55,850)	30,365
Alger American Funds:
Alger American Balanced	-	(18,659)	(18,659)	6,782	(20,114)	(13,332)
Alger American Income & Growth	16	(64,251)	(64,235)	6,895	(26,200)	(19,305)
Alger American Leveraged AllCap	16	(71,129)	(71,113)	1,245	(16,669)	(15,424)
American Century® Investments:
American Century® VP Balanced	-	(173)	(173)	775	(4,563)	(3,788)
American Century® VP International	-	(3,319)	(3,319)	314	(7,878)	(7,564)
Calvert Social Balanced	10,424	(21,946)	(11,522)	12,175	(15,171)	(2,996)
Federated Insurance Series:
Federated American Leaders	6,229	(824,581)	(818,352)	98,839	(960,481)	(861,642)
Federated Capital Income	15,143	(188,965)	(173,822)	29,977	(184,158)	(154,181)
Federated Equity Income	15,609	(325,383)	(309,774)	85,353	(365,805)	(280,452)
Federated Fund for US Government Securities	6,770	(59,118)	(52,348)	16,747	(112,308)	(95,561)
Federated High Income Bond	1,395	(290,136)	(288,741)	15,081	(228,089)	(213,008)
Federated International Equity	7,278	(167,095)	(159,817)	22,242	(213,195)	(190,953)
Federated Mid Cap Growth Strategies	6,242	(197,425)	(191,183)	28,979	(287,987)	(259,008)
Federated Prime Money	71,519	(146,399)	(74,880)	166,857	(297,024)	(130,167)

  57

  ING INSURANCE COMPANY OF AMERICA

  VARIABLE ANNUITY ACCOUNT I

  Notes to Financial Statements

	Nine months ended September 30, 2005			Year ended December 31, 2004
			Net Units			Net Units
	Units	Units	Issued	Units	Units	Issued
	Issued	Redeemed	(Redeemed)	Issued	Redeemed	(Redeemed)
Fidelity® Investments Variable Insurance Products Funds:
Fidelity® VIP Asset ManagerSM	12,996	(84,150)	(71,154)	185,607	(251,419)	(65,812)
Fidelity® VIP Contrafund®	86,745	(257,290)	(170,545)	392,371	(479,064)	(86,693)
Fidelity® VIP Equity-Income	49,858	(429,152)	(379,294)	427,635	(733,140)	(305,505)
Fidelity® VIP Growth	314,746	(434,299)	(119,553)	650,583	(589,878)	60,705
Fidelity® VIP High Income	50,541	(354,965)	(304,424)	268,274	(628,607)	(360,333)
Fidelity® VIP Index 500	-	(5,974)	(5,974)	286,900	(511,054)	(224,154)
Fidelity® VIP Investment Grade Bond	43,249	(302,734)	(259,485)	12	(13,907)	(13,895)
Fidelity® VIP Overseas	35,143	(54,756)	(19,613)	86,230	(94,141)	(7,911)
ING VP Balanced	223,806	(95,095)	128,711	334,554	(187,081)	147,473
ING VP Emerging Markets	-	(584)	(584)	132	(6,078)	(5,946)
ING VP Intermediate Bond	200,770	(239,576)	(38,806)	173,232	(347,230)	(173,998)
ING VP Money Market	1,022,807	(1,010,457)	12,350	146,842	(671,246)	(524,404)
ING VP Natural Resources	-	(5,750)	(5,750)	-	(5,319)	(5,319)
ING Investors Trust:						-
ING Evergreen Omega	128,110	(47)	128,063	-	-	-
ING FMR Earnings Growth	121,634	(27)	121,607	-	-	-
ING JPMorgan Value Opportunities	153,002	(6,308)	146,694	-	-	-
ING MFS® Total Return	1,349,104	(6,130)	1,342,974	-	-	-
ING Oppenheimer Main Street	71,256	(8,600)	62,656	-	-	-
ING PIMCO High Yield	174,161	(8,138)	166,023	-	-	-
ING Pioneer Fund	523	(523)	-	-	-	-

  58

  ING INSURANCE COMPANY OF AMERICA

  VARIABLE ANNUITY ACCOUNT I

  Notes to Financial Statements

	Nine months ended September 30, 2005			Year ended December 31, 2004
			Net Units			Net Units
	Units	Units	Issued	Units	Units	Issued
	Issued	Redeemed	(Redeemed)	Issued	Redeemed	(Redeemed)
ING Partners, Inc.:
ING American Century Select	599,026	(92,228)	506,798	-	-	-
ING JPMorgan International	42,888	(101,191)	(58,303)	155,499	(131,290)	24,209
ING MFS® Capital Opportunities	3,163	(61,681)	(58,518)	34,026	(76,870)	(42,844)
ING Oppenheimer Global	3,938,742	(432,768)	3,505,974	-	-	-
ING Oppenheimer Strategic Income	1,389,969	(189,667)	1,200,302	-	-	-
ING Salomon Brothers Aggressive Growth	15,589	(177,698)	(162,109)	57,147	(397,639)	(340,492)
ING T. Rowe Price Diversified Mid Cap Growth	582,980	(80,361)	502,619	-	-	-
ING T. Rowe Price Growth Equity	18,117	(191,579)	(173,462)	228,102	(345,603)	(117,501)
ING UBS U.S. Large Cap Equity	75,322	(168,985)	(93,663)	193,734	(321,127)	(127,393)
ING Van Kampen Equity and Income	1,120,255	(131,186)	989,069	-	-	-
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Balanced	56,001	(30,069)	25,932	82,657	(58,246)	24,411
ING VP Strategic Allocation Growth	21,869	(25,474)	(3,605)	70,255	(37,187)	33,068
ING VP Strategic Allocation Income	19,504	(33,294)	(13,790)	30,144	(37,114)	(6,970)
ING Variable Funds:
ING VP Growth and Income	23,029	(119,695)	(96,666)	58,784	(198,802)	(140,018)
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology	100,760	(136,975)	(36,215)	287,533	(478,728)	(191,195)
ING VP Growth	51,225	(48,267)	2,958	91,985	(76,902)	15,083
ING VP Index Plus LargeCap	312,350	(199,699)	112,651	437,200	(273,928)	163,272
ING VP Index Plus MidCap	392,137	(15,911)	376,226	2,077	(1,333)	744
ING VP Index Plus SmallCap	73	(91)	(18)	144	(2,642)	(2,498)
ING VP International Equity	109,701	(99,750)	9,951	135,640	(73,441)	62,199
ING VP International Value	35,530	(5,500)	30,030	2,305,440	(2,294,262)	11,178
ING VP Small Company	198,682	(181,311)	17,371	361,667	(354,531)	7,136
ING VP Value Opportunity	36,130	(83,823)	(47,693)	71,666	(81,455)	(9,789)

  59

  ING INSURANCE COMPANY OF AMERICA

  VARIABLE ANNUITY ACCOUNT I

  Notes to Financial Statements

	Nine months ended September 30, 2005			Year ended December 31, 2004
			Net Units			Net Units
	Units	Units	Issued	Units	Units	Issued
	Issued	Redeemed	(Redeemed)	Issued	Redeemed	(Redeemed)
Janus Aspen Series:
Janus Aspen Series Balanced	10,615	(527,643)	(517,028)	62,717	(255,673)	(192,956)
Janus Aspen Series Flexible Income	14,851	(233,404)	(218,553)	73,937	(197,408)	(123,471)
Janus Aspen Series Growth	7,848	(444,446)	(436,598)	253,488	(437,751)	(184,263)
Janus Aspen Series MidCap Growth	59,503	(1,347,855)	(1,288,352)	260,007	(221,173)	38,834
Janus Aspen Series Worldwide Growth	5,699	(1,353,423)	(1,347,724)	116,727	(562,194)	(445,467)
Lord Abbett Series Fund Growth and Income	207,305	(22,208)	185,097	78,383	(945)	77,438
MFS® Variable Insurance Trust:
MFS® Strategic Income	4,635	(14,562)	(9,927)	29,319	(59,653)	(30,334)
MFS® VIT Total Return	33,742	(983,826)	(950,084)	265,885	(418,239)	(152,354)
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth	41,382	(91,771)	(50,389)	197,283	(236,625)	(39,342)
Oppenheimer Global Securities	71,461	(1,215,119)	(1,143,658)	414,599	(226,434)	188,165
Oppenheimer Main Street	25,310	(195,984)	(170,674)	180,058	(211,139)	(31,081)
Oppenheimer Strategic Bond	70,638	(683,742)	(613,104)	227,684	(189,922)	37,762
Pioneer Equity Income VCT	37	-	37	6	-	6

  60

  ING INSURANCE COMPANY OF AMERICA

  VARIABLE ANNUITY ACCOUNT I

  Notes to Financial Statements

  Financial Highlights

A summary of unit values and units outstanding for variable annuity contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the nine months ended September 30, 2005, and the years ended December 31, 2004, 2003 and 2002, along with units outstanding and unit values for the year ended December 31, 2001, follows:

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
AIM V.I. Capital Appreciation
2005	1	$8.51	$10	-%	1.00%	4.80%
2004	1	$8.12	8	-	1.00%	5.59%
2003	2	$7.69	12	-	1.00%	28.17%
2002	1	$6.00	6	-	1.00%	-25.11%
2001	1	$8.01	4	12.41	1.00% to 1.25%	-24.05%
AIM V.I. Core Equity
2005	332	$8.31	2,763	-	1.00%	2.21%
2004	345	$8.13	2,813	1.01	1.00%	7.82%
2003	334	$7.54	2,525	1.06	1.00%	23.20%
2002	265	$6.12	1,625	0.40	1.00%	-16.42%
2001	174	$7.32	1,281	0.09	1.00% to 1.25%	-23.61%
AIM V.I. Growth
2005	314	$5.63	1,767	-	1.00%	3.49%
2004	319	$5.44	1,733	-	1.00%	7.30%
2003	342	$5.07	1,735	-	1.00%	29.67%
2002	299	$3.91	1,170	-	1.00%	-31.66%
2001	256	$5.71	1,463	0.43	1.00% to 1.25%	-34.56%
AIM V.I. Premier Equity
2005	375	$7.23	2,714	-	1.00%	2.12%
2004	366	$7.08	2,591	0.49	1.00%	4.73%
2003	336	$6.76	2,269	0.33	1.00%	23.81%
2002	252	$5.46	1,374	0.41	1.00%	-30.95%
2001	159	$7.91	1,257	4.22	1.00% to 1.25%	-13.44%

61

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
American Century® VP Balanced
2005	8	$17.04	$129	1.55%	1.40%	2.84%
2004	7	$16.57	129	1.96	1.40%	8.23%
2003	12	$15.31	177	3.08	1.40%	17.86%
2002	21	$12.99	277	2.74	1.40%	-10.82%
2001	23	$14.57	336	6.24	1.25% to 1.40%	-4.89%
American Century® VP International
2005	27	$17.01	455	1.28	1.40%	6.05%
2004	30	$16.04	482	0.59	0.00%	0.00%
2003	38	$14.15	532	0.79	1.40%	22.72%
2002	41	$11.53	477	0.84	1.40%	-21.49%
2001	67	$14.69	979	10.52	1.25% to 1.40%	-30.17%
Calvert Social Balanced
2005	23	$10.49 to $12.40	287	-	1.00% to 1.40%	2.73% to 3.15%
2004	35	$10.17 to $12.07	417	1.66	1.00% to 1.40%	16.81% to 7.17%
2003	38	$9.49 to $11.30	424	2.64	1.00% to 1.40%	17.59% to 18.18%
2002	19	$8.03 to $9.61	182	2.65	1.00% to 1.40%	-13.38% to -12.46%
2001	20	$10.92 to $11.09	222	5.66	1.00% to 1.40%	-8.25% to -8.10%
Federated American Leaders
2005	2,311	$22.56	52,187	1.58	1.40%	1.67%
2004	3,130	$22.19	69,516	1.46	1.40%	8.24%
2003	3,991	$20.50	81,925	1.52	1.40%	25.92%
2002	4,801	$16.28	78,300	1.15	1.25% to 1.40%	-21.33%
2001	5,677	$20.70	117,754	2.00	1.25% to 1.40%	-5.56%
Federated Capital Income
2005	354	$13.35	4,750	5.59	1.40%	3.97%
2004	528	$12.84	6,812	4.55	1.40%	8.35%
2003	682	$11.85	8,126	6.54	1.40%	18.98%
2002	870	$9.96	8,714	5.53	1.25% to 1.40%	-25.01%
2001	1,123	$13.28	14,993	3.52	1.25% to 1.40%	-14.94%

62

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Federated Equity Income
2005	808	$13.68	$11,078	2.29%	1.40%	-0.36%
2004	1,117	$13.73	15,392	1.95	1.40%	11.26%
2003	1,398	$12.34	17,322	1.88	1.40%	25.53%
2002	1,535	$9.83	15,168	2.03	1.25% to 1.40%	-21.85%
2001	1,809	$12.58	22,899	1.95	1.25% to 1.40%	-12.24%
Federated Fund for US Government Securities
2005	187	$15.49	2,894	4.16	1.40%	0.52%
2004	239	$15.41	3,685	4.81	1.40%	2.12%
2003	335	$15.09	5,051	4.20	1.40%	0.94%
2002	510	$14.95	7,622	3.39	1.40%	7.52%
2001	414	$13.90	5,750	5.53	1.25% to 1.40%	5.53%
Federated High Income Bond
2005	480	$16.10	7,745	9.11	1.40%	0.12%
2004	769	$16.08	12,379	7.18	1.40%	8.94%
2003	982	$14.76	14,508	7.74	1.40%	20.49%
2002	1,175	$12.25	14,413	10.18	1.25% to 1.40%	-0.03%
2001	1,465	$12.25	17,955	10.78	1.25% to 1.40%	-0.05%
Federated International Equity
2005	483	$16.32	7,888	-	1.40%	3.10%
2004	642	$15.83	10,192	-	1.40%	12.51%
2003	833	$14.07	11,757	-	1.40%	30.04%
2002	1,068	$10.82	11,589	-	1.25% to 1.40%	-23.84%
2001	1,436	$14.21	20,460	13.04	1.25% to 1.40%	-30.42%
Federated Mid Cap Growth Strategies
2005	629	$23.37	14,695	-	1.40%	9.05%
2004	820	$21.43	17,572	-	1.40%	13.81%
2003	1,079	$18.83	20,317	-	1.40%	38.15%
2002	1,290	$13.63	17,585	-	1.40%	-27.38%
2001	1,710	$18.77	32,104	1.60	1.25% to 1.40%	-23.48%

63

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Federated Prime Money
2005	101	$12.33	$1,246	1.59%	1.40%	0.74%
2004	176	$12.24	2,153	0.78	1.40%	-0.57%
2003	306	$12.31	3,768	0.72	1.40%	-0.73%
2002	462	$12.40	5,731	1.41	1.40%	-0.01%
2001	417	$12.41	5,175	3.90	1.25% to 1.40%	2.28%
Fidelity® VIP Asset ManagerSM
2005	232	$12.10 to $16.90	3,562	2.86	1.25% to 1.40%	0.42% to 0.50%
2004	303	$12.04 to $16.83	4,630	3.36	1.25% to 1.40%	4.02% to 4.15%
2003	369	$11.56 to $16.18	5,491	3.48	1.25% to 1.40%	16.32% to 16.53%
2002	391	$9.92 to $13.91	5,092	3.86	1.25% to 1.40%	-10.01% to -9.87%
2001	428	$11.01 to $15.46	6,147	5.71	1.25% to 1.40%	-5.44% to -5.30%
Fidelity® VIP Contrafund®
2005	1,092	$12.92 to $26.58	27,110	0.30	1.00% to 1.40%	11.35% to 11.67%
2004	1,263	$11.57 to $23.87	27,934	0.34	1.00% to 1.40%	13.88% to 14.33%
2003	1,349	$10.12 to $20.96	26,252	0.44	1.00% to 1.40%	26.65% to 27.30%
2002	1,431	$7.95 to $16.55	22,088	0.88	1.00% to 1.40%	-10.62% to -10.25%
2001	1,631	$8.86 to $18.52	28,132	3.67	1.00% to 1.40%	-13.48% to -9.81%
Fidelity® VIP Equity-Income
2005	1,614	$12.12 to $20.37	30,507	1.71	1.00% to 1.40%	1.70% to 2.02%
2004	1,993	$11.88 to $20.03	36,905	1.59	1.00% to 1.40%	9.93% to 10.41%
2003	2,298	$10.76 to $18.22	38,898	1.70	1.00% to 1.40%	28.49% to 29.02%
2002	2,485	$8.34 to $14.18	32,897	1.80	1.00% to 1.40%	-18.11% to -17.77%
2001	2,801	$10.14 to $17.31	45,509	6.50	1.00% to 1.40%	-6.30% to 2.48%
Fidelity® VIP Growth
2005	2,699	$7.62 to $16.51	26,982	0.49	1.00% to 1.40%	1.41% to 1.74%
2004	2,818	$7.49 to $16.28	29,108	0.27	1.00% to 1.40%	1.94% to 2.32%
2003	2,757	$7.32 to $15.97	29,686	0.24	1.00% to 1.40%	31.01% to 31.65%
2002	2,474	$5.56 to $12.19	22,175	0.25	1.00% to 1.40%	-31.09% to -30.80%
2001	2,207	$8.04 to $17.69	31,764	7.38	1.00% to 1.40%	-18.81% to -18.48%

64

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Fidelity® VIP High Income
2005	551	$9.17 to $12.30	$6,523	8.00%	1.25% to 1.40%	0.41% to 0.44%
2004	856	$9.13 to $12,25	9,798	8.58	1.25% to 1.40%	8.02 to 8.18%
2003	1,216	$8.44 to $11.34	12,642	6.01	1.25% to 1.40%	25.44% to 25.78%
2002	790	$6.71 to $9.04	6,897	11.08	1.25% to 1.40%	2.00% to 2.15%
2001	945	$6.57 to $8.86	7,979	17.37	1.25% to 1.40%	-12.98% to -12.85%
Fidelity® VIP Index 500
2005	989	$12.27 to $20.87	18,999	1.88	1.25% to 1.40%	1.66% to 1.74%
2004	1,249	$12.06 to $20.53	23,475	1.39	1.25% to 1.40%	9.03% to 9.24%
2003	1,473	$11.04 to $18.83	25,584	1.36	1.25% to 1.40%	26.63% to 26.75%
2002	1,512	$8.71 to $14.87	20,521	1.36	1.25% to 1.40%	-23.34% to -23.22%
2001	1,830	$11.34 to $19.40	32,591	1.19	1.25% to 1.40%	-13.34% to -13.20%
Fidelity® VIP Investment Grade Bond
2005	21	$16.14	338	3.38	1.40%	0.56%
2004	27	$16.05	432	4.87	1.40%	3.02%
2003	41	$15.58	636	3.93	1.40%	3.73%
2002	46	$15.02	686	4.49	1.40%	8.80%
2001	67	$13.81	919	5.53	1.25% to 1.40%	6.94%
Fidelity® VIP Overseas
2005	214	$12.46 to $16.46	3,324	0.66	1.25% to 1.40%	8.36% to 8.44%
2004	234	$11.49 to $15.19	3,345	1.11	1.25% to 1.40%	12.02% to 12.21%
2003	242	$10.24 to $13.56	3,114	0.74	1.25% to 1.40%	41.40% to 41.63%
2002	251	$7.23 to $9.59	2,309	0.83	1.25% to 1.40%	-21.40% to -21.28%
2001	244	$9.19 to $12.20	2,834	14.13	1.00% to 1.40%	-22.28% to -22.16%
ING VP Balanced
2005	1,368	$11.43 to $19.54	17,229	2.41	1.00% to 1.40%	2.68% to 3.07%
2004	1,239	$11.09 to $19.03	15,527	1.93	1.00% to 1.40%	7.88% to 8.30%
2003	1,092	$10.24 to $17.64	13,216	1.95	1.00% to 1.40%	17.21% to 17.70%
2002	919	$8.70 to $15.05	10,006	0.98	1.00% to 1.40%	-11.56% to -11.20%
2001	737	$9.80 to $17.02	9,754	6.16	1.00% to 1.40%	-5.56% to -5.17%

65

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Emerging Markets
2005	13	$14.53	$191	0.57%	1.40%	25.47%
2004	14	$11.58	159	0.57	1.40%	20.00%
2003	20	$9.65	190	-	1.40%	45.11%
2002	25	$6.65	164	-	1.40%	-10.60%
2001	42	$7.43	313	21.63	1.25% to 1.40%	-11.68%
ING VP Intermediate Bond
2005	530	$13.81 to $15.91	8,155	0.02	1.00% to 1.40%	1.40% to 1.77%
2004	569	$13.57 to $15.69	8,673	7.86	1.00% to 1.40%	1,57% to 3.61%
2003	743	$13.57 to $15.17	11,032	1.87	1.25% to 1.40%	4.84% to 4.95%
2002	1,064	$12.93 to $14.47	15,106	3.62	1.25% to 1.40%	6.82% to 6.98%
2001	784	$12.09 to $13.55	10,374	6.63	1.00% to 1.40%	7.22% to 7.38%
ING VP Money Market
2005	1,118	$11.11 to $12.66	13,716	1.31	1.00% to 1.40%	0.96% to 1.28%
2004	1,106	$10.97 to $12.54	13,362	1.11	1.00% to 1.40%	-0.32% to 0.09%
2003	1,630	$10.96 to $12.58	19,909	2.08	1.00% to 1.40%	-0.55% to - 0.09%
2002	2,909	$10.97 to $12.65	35,752	3.44	1.00% to 1.40%	0.20% to 0.61%
2001	2,991	$10.91 to $12.62	36,764	4.11	1.00% to 1.40%	1.41% to 2.63%
ING VP Natural Resources
2005	17	$23.43	405	-	1.40%	41.23%
2004	23	$16.59	382	0.99	1.40%	11.04%
2003	28	$14.94	423	-	1.40%	28.68%
2002	33	$11.61	383	0.18	1.40%	-3.47%
2001	42	$12.02	506	-	1.25% to 1.40%	-17.12%
ING Evergreen Omega
2005	128	$10.04	1,286	(e)	1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

66

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements

Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING FMR Earnings Growth
2005	122	$9.74	$1,184	(e)%	1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Value Opportunities
2005	147	$10.47	1,536	(e)	1.25% to 1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING MFS Total Return
2005	1,343	$10.38 to $10.39	13,943	(e)	1.25% to 1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Oppenheimer Main Street
2005	63	$10.84 to $10.85	679	(e)	1.25% to 1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING PIMCO High Yield
2005	166	$10.40 to $10.41	1,727	(e)	1.25% to 1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

67

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING American Century Select
2005	507	$10.40 to $10.41	$5,339	(e)%	1.25% to 1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan International
2005	126	$12.61 to $13.22	1,668	0.85	1.25% to 1.40%	5.34% to 5.43%
2004	184	$11.96 to $12.55	2,312	1.25	1.25% to 1.40%	17.18% to 17.37%
2003	160	$10.19 to $10.71	1,701	1.01	1.25% to 1.40%	27.65% to 27.85%
2002	176	$7.97 to $8.39	1,470	0.62	1.25% to 1.40%	-19.23% to -19.10%
2001	141	$9.86 to $10.38	1,456	24.41	1.00% to 1.40%	-27.96% to -27.84%
ING MFS Capital Opportunities
2005	188	$11.71 to $12.25	2,308	0.74	1.25% to 1.40%	-1.26% to -1.37%
2004	247	$11.86 to $12 .42	3,062	0.41	1.25% to 1.40%	11.29% to 12.47%
2003	290	$10.64 to $11.16	3,225	0.19	1.25% to 1.40%	26.24% to 26.37%
2002	453	$8.42 to $8.84	3,984	-	1.25% to 1.40%	-31.14% to -31.04%
2001	456	$12.20 to $12.84	5,817	16.63	1.00% to 1.40%	-25.82% to -25.70%
ING Oppenheimer Global
2005	3,506	$11.22 to $11.55	40,137	(e)	1.00% to 1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Oppenheimer Strategic Income
2005	1,200	$10.03 to $10.12	12,206	(e)	1.00% to 1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
68

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Salomon Brothers Aggressive Growth
2005	809	$6.63 to $10.55	$8,421	-%	1.00% to 1.40%	7.98% to 8.33%
2004	971	$6.12 to $9.77	9,369	-	1.00% to 1.40%	8.19 % to 8.70%
2003	1,311	$5.63 to $9.03	11,703	-	1.00% to 1.40%	36.20% to 36.65%
2002	1,450	$4.12 to $6.63	9,494	-	1.00% to 1.40%	-36.21% to -35.95%
2001	1,978	$6.43 to $10.40	20,338	6.42	1.00% to 1.40%	-26.26% to -25.96%
ING T. Rowe Price Diversified Mid Cap Growth
2005	503	$11.24 to $11.25	5,650	(e)	1.25% to 1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING T. Rowe Price Growth Equity
2005	824	$10.39 to $19.59	15,506	0.47	1.00% to 1.40%	0.98% to 1.27%
2004	998	$10.26 to $19.40	18,659	0.15	1.00% to 1.40%	8.44% to 8.92%
2003	1,115	$9.42 to $17.89	19,372	0.15	1.00% to 1.40%	29.17% to 29.57%
2002	1,207	$7.27 to $13.85	16,326	0.18	1.00% to 1.40%	-24.37% to -20.23%
2001	1,421	$12.80 to $18.32	25,447	15.48	1.00% to 1.40%	-11.48% to -11.35%
ING UBS US Large Cap Equity
2005	607	$10.28 to $11.34	6,296	0.84	1.25% to 1.40%	4.05% to 4.13%
2004	701	$9.88 to 10.89	6,993	0.71	1.25% to 1.40%	13.04% to 13.32%
2003	828	$8.74 to $9.61	7,314	0.56	1.25% to 1.40%	23.27% to 23.36%
2002	1,026	$7.09 to $7.79	7,353	0.19	1.25% to 1.40%	-25.95% to -25.83%
2001	1,315	$9.57 to $10.50	12,718	20.94	1.00% to 1.40%	-22.00% to -21.88%
ING Van Kampen Equity and Income
2005	989	$10.61 to $10.80	10,674	(e)	1.00% to 1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

69

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Strategic Allocation Balanced
2005	120	$12.05 to $17.04	$1,980	1.60%	1.25% to 1.40%	3.02% to 3.17%
2004	94	$11.68 to $16.54	1,510	1.49	1.25% to 1.40%	8.67% to 8.85%
2003	70	$10.73 to $15.22	1,035	1.13	1.25% to 1.40%	17.80% to 18.04%
2002	47	$9.09 to $12.92	554	2.39	1.25% to 1.40%	-10.81% to -10.67%
2001	52	$10.18 to $14.48	675	2.79	1.00% ro 1.40%	-8.30% to -8.16%
ING VP Strategic Allocation Growth
2005	104	$11.70 to $17.74	1,771	1.35	1.25% to 1.40%	3.80% to 3.91%
2004	107	$11.26 to $17.09	1,793	0.83	1.25% to 1.40%	10.47% to 10.61%
2003	74	$10.18 to $15.47	1,094	1.11	1.25% to 1.40%	22.58% to 22.80%
2002	58	$8.29 to $12.62	710	2.15	1.25% to 1.40%	-14.97% to -14.84%
2001	64	$9.73 to $14.84	914	1.58	1.00% to 1.40%	-12.79% to -12.65%
ING VP Strategic Allocation Income
2005	88	$12.69 to $16.73	1,446	2.24	1.25% to 1.40%	2.39% to 2.50%
2004	102	$12.38 to $16.34	1,589	1.85	1.25% to 1.40%	6.45% to 6.63%
2003	109	$11.61 to $15.35	1,648	2.37	1.25% to 1.40%	12.04% to 12.17%
2002	115	$10.35 to $13.70	1,561	2.72	1.25% to 1.40%	-5.69% to -5.54%
2001	143	$10.95 to $14.52	2,048	3.63	1.00% to 1.40%	-3.75% to -3.60%
ING VP Growth and Income
2005	740	$7.87 to $15.41	9,683	-	1.00% to 1.40%	3.91% to 4.24%
2004	836	$7.55 to $14.83	10,555	2.28	1.00% to 1.40%	6.84% to 7.24%
2003	977	$7.04 to $13.88	11,684	-	1.00% to 1.40%	24.37% to 24.82%
2002	1,131	$5.64 to $11.16	10,865	0.83	1.00% to 1.40%	-26.04% to -25.74%
2001	1,285	$7.59 to $15.10	17,195	0.62	1.00% to 1.40%	-19.55% to -15.90%
ING VP Global Science and Technology
2005	556	$3.75 to $3.84	2,127	-	1.00% to 1.40%	4.75% to 5.21%
2004	593	$3.58 to $3.65	2,151	-	1.00% to 1.40%	-2.45% to -2.14%
2003	784	$3.67 to $3.73	2,897	-	1.00% to 1.40%	43.36% to 44.02%
2002	293	$2.56 to $2.59	756	-	1.00% to 1.40%	-42.10% to -41.87%
2001	166	$4.42 to $4.45	735	-	1.00% to 1.40%	-24.04% to -23.75%

70

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Growth
2005	386	$7.03 to $14.45	$3,237	0.68%	1.00% to 1.40%	2.26% to 2.63%
2004	383	$6.85 to $14.13	3,236	0.13	1.00% to 1.40%	5.76% to 6.20%
2003	368	$6.45 to $13.36	3,073	-	1.00% to 1.40%	28.46% to 29.00%
2002	351	$5.00 to $10.40	2,359	-	1.00% to 1.40%	-29.94% to -29.65%
2001	348	$7.11 to $14.84	3,638	10.59	1.00% to 1.40%	-28.09% to -27.79%
ING VP Index Plus LargeCap
2005	1,914	$9.04 to $18.77	19,757	1.25	1.00% to 1.40%	2.57% to 2.84%
2004	1,802	$8.79 to $18.30	18,465	1.00	1.00% to 1.40%	9.06% to 9.46%
2003	1,638	$8.03 to $16.78	16,152	1.05	1.00% to 1.40%	24.39% to 24.88%
2002	1,296	$6.43 to $13.49	10,983	0.23	1.00% to 1.40%	-22.63% to -22.31%
2001	905	$8.25 to $17.44	11,476	4.80	1.00% to 1.40%	-14.84% to -14.48%
ING VP Index Plus MidCap
2005	381	$17.73	6,762	0.82	1.00%	7.32%
2004	5	$16.52	85	-	1.00%	15.44%
2003	4	$14.31	63	-	1.00%	31.04%
2002	4	$10.92	45	0.41	1.00%	-12.97%
2001	3	$12.54	39	8.59	1.00%	(a)
ING VP Index Plus SmallCap
2005	-	$17.73	3	-	1.00%	5.98%
2004	-	$16.73	3	-	1.00%	20.79%
2003	3	$13.85	37	-	1.00%	34.86%
2002	3	$10.27	28	0.14	1.00%	-14.07%
2001	2	$11.95	32	10.40	1.00%	(a)
ING VP International Equity
2005	136	$8.80 to $10.39	1,662	1.14	1.00% to 1.40%	10.08% to 10.41%
2004	126	$7.97 to $9.43	1,140	1.10	1.00% to 1.40%	15.47% to 16.01%
2003	64	$6.87 to $8.15	492	1.03	1.00% to 1.40%	30.32% to 30.61%
2002	46	$5.26 to $6.25	281	0.22	1.00% to 1.40%	-27.71% to -27.41%
2001	46	$7.24 to $8.63	383	0.09	1.00% to 1.40%	-24.95% to -24.64%

71

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP International Value
2005	41	$12.71	$524	2.74%	1.00%	6.18%
2004	11	$11.97	134	-	1.00%	13.46%
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING VP Small Company
2005	965	$15.38 to $23.41	16,776	0.15	1.00% to 1.40%	6.89% to 7.18%
2004	948	$14.35 to $21.90	16,310	0.27	1.00% to 1.40%	12.77% to 13.26%
2003	940	$12.67 to $19.42	15,188	0.25	1.00% to 1.40%	35.52% to 36.09%
2002	676	$9.31 to $14.33	8,445	0.64	1.00% to 1.40%	-24.30% to -23.99%
2001	507	$12.25 to $18.93	9,047	3.07	1.00% to 1.40%	2.54% to 2.96%
ING VP Value Opportunity
2005	147	$10.19 to $18.23	2,441	2.04	1.00% to 1.40%	2.59% to 2.83%
2004	195	$9.91 to $17.77	3,146	1.06	1.00% to 1.40%	8.55% to 9.14%
2003	204	$9.08 to $16.37	3,076	0.79	1.00% to 1.40%	22.90% to 23.37%
2002	264	$7.36 to $13.32	3,282	0.50	1.00% to 1.40%	-27.00% to -26.70%
2001	390	$10.05 to $18.25	6,718	5.60	1.00% to 1.40%	-10.89% to -8.87%
Lord Abbett Series Fund Growth & Income
2005	263	$11.41	2,996	-	1.00%	0.09%
2004	77	$11.40	883	1.59	1.00%	9.62%
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
MFS® Strategic Income
2005	67	$13.51 to $13.82	919	6.59	1.25% to 1.40%	0.29% to 0.37%
2004	77	$13.46 to $13.78	1,053	4.84	1.25% to 1.40%	6.25% to 6.32%
2003	107	$12.66 to $12.97	1,384	7.39	1.25% to 1.40%	8.81% to 9.04%
2002	95	$11.61 to $11.92	1,134	2.57	1.25% to 1.40%	6.89% to 7.05%
2001	50	$10.85 to $11.15	559	3.16	1.25% to 1.40%	3.28% to 3.43%

72

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Oppenheimer Aggressive Growth
2005	267	$13.12 to $16.13	$4,057	-%	1.25% to 1.40%	6.68% to 6.84%
2004	317	$12.28 to $15.12	4,555	-	1.25% to 1.40%	18.13% to 18.30%
2003	357	$10.38 to $12.80	4,366	-	1.25% to 1.40%	23.79% to 24.01%
2002	302	$8.37 to $10.34	2,987	0.68	1.25% to 1.40%	-28.80% to -28.69%
2001	400	$11.74 to $14.52	5,569	15.42	1.25% to 1.40%	-32.24% to -32.14%
Oppenheimer Global Securities
2005	-	$15.38	-	2.04	1.00%	8.46%
2004	1,144	$14.18 to $23.19	19,854	1.13	1.00% to 1.40%	17.48% to 17.97%
2003	956	$12.02 to $19.74	14,349	0.59	1.00% to 1.40%	41.00% to 41.58%
2002	656	$8.49 to $14.00	7,124	0.52	1.00% to 1.40%	-23.23% to -22.91%
2001	376	$11.01 to $18.23	5,455	8.61	1.00% to 1.40%	-13.28% to -12.92%
Oppenheimer Main Street
2005	470	$10.82 to $13.97	6,135	1.48	1.25% to 1.40%	2.49% to 2.75%
2004	641	$10.53 to $13.63	8,147	0.82	1.25% to 1.40%	7.92% to 8.00%
2003	672	$9.75 to $12.63	7,918	0.89	1.25% to 1.40%	25.05% to 25.16%
2002	665	$7.79 to $10.10	6,276	0.78	1.25% to 1.40%	-19.94% to -19.81%
2001	788	$9.71 to $12.62	9,280	0.55	1.25% to 1.40%	-11.43% to -11.29%

73

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements

Investment
		Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division		(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Pioneer Equity Income VCT
	2005	-	$11.69	$1	-%	1.00%	4.19%
	2004	-	$11.22	-	(d)	1.00%	(d)
	2003	-	-	-	(b)	-	(b)
	2002	(b)	(b)	(b)	(b)	(b)	(b)
	2001	(b)	(b)	(b)	(b)	(b)	(b)

(a)	As this investment Division was not available until 2001, this data is not meaningful and therefore is not presented.
(b)	As this investment Division was not available until 2003, this data is not meaningful and therefore is not presented.
(c)	As this investment Division was not available until 2004, this data is not meaningful and therefore is not presented.
(d)	As this investment Division was offered during 2003 but had no investments as of December 31, 2004, this data is not meaningful and therefore is not presented.
(e)	As this investment Division was not available until 2005, this data is not meaningful and therefore is not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets.
The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

74

ING Life Insurance And Annuity Company And Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Consolidated Financial Statements

Page

Report of Independent Registered Public Accounting Firm	C-2

Consolidated Financial Statements:

Consolidated Statements of Operations for the years ended
December 31, 2004, 2003 and 2002	C-3

Consolidated Balance Sheets as of
December 31, 2004 and 2003	C-4

Consolidated Statements of Changes in Shareholder's Equity for the years ended
December 31, 2004, 2003 and 2002	C-5

Consolidated Statements of Cash Flows for the years ended
December 31, 2004, 2003 (Restated) and 2002 (Restated)	C-6

Notes to Consolidated Financial Statements	C-7

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company as of December 31, 2004 and 2003, and the related consolidated statements of operations, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the Company changed the accounting principle for goodwill and other intangible assets effective January 1, 2002. As discussed in Note 14 to the financial statements, the Company restated certain amounts presented in the statements of cash flows related to its payables for securities purchased, short-term borrowings, and investment contracts for the years ended December 31, 2003 and 2002.

/s/ Ernst & Young LLP

Atlanta, Georgia

March 31, 2005

ING Life Insurance And Annuity Company And Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Operations(In millions)

	Year ended December 31,
	2004	2003	2002
Revenues:
Net investment income	$ 983.1	$ 919.1	$ 959.5
Fee income	455.7	395.8	423.9
Premiums	38.5	50.1	53.9
Net realized capital gains (losses)	25.2	64.5	(101.0)
Total revenue	1,502.5	1,429.5	1,336.3
Benefits and expenses:
Interest credited and other benefits
to contractowners	739.4	723.4	707.3
Operating expenses	394.0	383.9	361.4
Amortization of deferred policy acquisition costs
and value of business acquired	127.4	106.5	181.5
Total benefits and expenses	1,260.8	1,213.8	1,250.2
Income before income taxes and cumulative effect of
change in accounting principle	241.7	215.7	86.1
Income tax expense	42.4	61.1	18.6
Income before cumulative effect of change
in accounting principle	199.3	154.6	67.5
Cumulative effect of change in accounting principle,
net of tax	-	-	(2,412.1)
Net income (loss)	$ 199.3	$ 154.6	$ (2,344.6)

The accompanying notes are an integral part of these consolidated financial statements.

C-3

ING Life Insurance And Annuity Company And Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	December 31,
	2004	2003
Assets:
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $16,684.7 at 2004 and $15,455.0 at 2003)	$ 17,151.3	$ 16,049.7
Equity securities, available-for-sale, at fair value
(cost of $153.9 at 2004 and $146.5 at 2003)	162.6	161.9
Mortgage loans on real estate	1,090.2	754.5
Policy loans	262.7	270.3
Other investments	57.0	53.6
Securities pledged (amortized cost of $1,258.8 at 2004 and $1,624.4 at 2003)	1,274.3	1,644.8
Total investments	19,998.1	18,934.8
Cash and cash equivalents	187.3	57.8
Short-term investments under securities loan agreement	219.5	123.9
Accrued investment income	181.7	169.6
Notes receivable from affiliate	175.0	-
Reinsurance recoverable	2,902.7	2,953.2
Deferred policy acquisition costs	414.5	307.9
Value of business acquired	1,365.2	1,415.4
Due from affiliates	25.9	41.5
Other assets	59.6	206.2
Assets held in separate accounts	33,310.5	33,014.7
Total assets	$ 58,840.0	$ 57,225.0

The accompanying notes are an integral part of these consolidated financial statements.

C-4

ING Life Insurance And Annuity Company And Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	December 31,
	2004	2003
Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	$ 20,886.4	$ 19,276.6
Due to affiliates	49.4	92.4
Payables for securities purchased	25.1	5.4
Payables under securities loan agreement	219.5	123.9
Borrowed money	1,057.4	1,519.3
Current income taxes	82.6	85.6
Deferred income taxes	209.3	184.7
Other liabilities	275.6	276.5
Liabilities related to separate accounts	33,310.5	33,014.7
Total liabilities	56,115.8	54,579.1

Shareholder's equity:
Common stock (100,000 shares authorized; 55,000
shares issued and outstanding, $50.0 per share value)	2.8	2.8
Additional paid-in capital	4,576.5	4,646.5
Accumulated other comprehensive income	67.1	116.0
Retained earnings (deficit)	(1,922.2)	(2,119.4)
Total shareholder's equity	2,724.2	2,645.9
Total liabilities and shareholder's equity	$ 58,840.0	$ 57,225.0

The accompanying notes are an integral part of these consolidated financial statements.

C-5

ING Life Insurance And Annuity Company And Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder's Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income	(Deficit)	Equity

Balance at December 31, 2001	$ 2.8	$ 4,292.4	$ 55.8	$ 103.3	$ 4,454.3
Comprehensive loss:
Net loss	-	-	-	(2,344.6)	(2,344.6)
Other comprehensive income,
net of tax:
Net unrealized gain on
securities ($94.9 pretax)	-	-	61.7	-	61.7
Comprehensive loss					(2,282.9)
Distribution of IA Holdco	-	(27.4)	-	(32.7)	(60.1)
Capital contributions	-	164.3	-	-	164.3
SERP - transfer	-	(15.1)	-	-	(15.1)
Other changes	-	2.3	-	-	2.3
Balance at December 31, 2002	2.8	4,416.5	117.5	(2,274.0)	2,262.8
Comprehensive income:
Net income	-	-	-	154.6	154.6
Other comprehensive loss,
net of tax:
Net unrealized loss on
securities (($2.4) pretax)	-	-	(1.5)	-	(1.5)
Comprehensive income					153.1
Capital contributions	-	230.0	-	-	230.0
Balance at December 31, 2003	2.8	4,646.5	116.0	(2,119.4)	2,645.9
Comprehensive income:
Net income	-	-	-	199.3	199.3
Other comprehensive loss,
net of tax:
Net unrealized loss on
securities (($49.5) pretax)	-	-	(32.2)	-	(32.2)
Minimum pension liability	-	-	(16.7)	-	(16.7)
Comprehensive income	-	-	-	-	150.4
Dividends paid	-	(70.0)	-	-	(70.0)
Other	-	-	-	(2.1)	(2.1)
Balance at December 31, 2004	$ 2.8	$ 4,576.5	$ 67.1	$ (1,922.2)	$ 2,724.2
The accompanying notes are an integral part of these consolidated financial statements.

C-6

ING Life Insurance And Annuity Company And Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year ended December 31,
		2003	2002
	2004	(Restated)	(Restated)
Cash Flows from Operating Activities:
Net income (loss)	$ 199.3	$ 154.6	$ (2,344.6)
Adjustments to reconcile net income (loss) to net cash
provided by operating activities:
Capitalization of deferred policy acquisition costs	(168.0)	(159.7)	(127.6)
Amortization of deferred policy acquisition costs and
value of business acquired	134.3	106.5	158.5
Net accretion/decretion of discount/premium	155.9	198.9	115.5
Future policy benefits, claims reserves,
and interest credited	620.4	705.9	953.7
Impairment of goodwill	-	-	2,412.1
Provision for deferred income taxes	41.0	22.1	23.6
Net realized capital (gains) losses	(25.1)	(64.5)	101.0
Depreciation	12.4	23.3	20.9
Change in:
Accrued investment income	(2.3)	1.3	(10.0)
Reinsurance recoverable	50.5	33.3	172.7
Accounts receivable and assets accruals	18.2	(25.2)	(5.8)
Due to/from affiliates	(32.8)	47.4	8.1
Other payables and accruals	17.9	14.4	(82.8)
Net cash provided by operating activities	1,021.7	1,058.3	1,395.3
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	26,791.8	29,977.9	26,315.3
Equity securities, available-for-sale	85.7	130.2	57.2
Mortgage loans on real estate	71.0	16.3	2.0
Acquisition of:
Fixed maturities, available-for-sale	(26,809.0)	(31,951.6)	(28,272.8)
Equity securities, available-for-sale	(81.6)	(34.8)	(81.8)
Mortgage loans on real estate	(406.7)	(194.2)	(343.7)
Increase in policy loans	7.6	26.0	32.7
Purchases/sales of property and equipment, net	(11.7)	(5.2)	(5.8)
Change in other investments	(15.3)	(8.1)	(22.4)
Loans to affiliates	(175.0)	-	-
Net cash used in investing activities	(543.2)	(2,043.5)	(2,319.3)
The accompanying notes are an integral part of these consolidated financial statements.

C-7

ING Life Insurance And Annuity Company And Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year ended December 31,
		2003	2002
	2004	(Restated)	(Restated)
Cash Flows from Financing Activities:
Deposits for investment contracts	$ 2,089.9	$ 2,296.6	$ 1,349.1
Maturities and withdrawals from investment contracts	(1,910.4)	(1,745.5)	(741.4)
Short-term borrowings, net	(458.5)	196.5	299.7
Dividends paid to Parent	(70.0)	-	-
Capital contributions	-	230.0	-
Net cash provided by (used in) financing activities	(349.0)	977.6	907.4
Net increase (decrease) in cash and cash equivalents	129.5	(7.6)	(16.6)
Cash and cash equivalents, beginning of year	57.8	65.4	82.0
Cash and cash equivalents, end of year	$ 187.3	$ 57.8	$ 65.4
Supplemental cash flow information:
Income taxes paid, net	$ 3.2	$ 29.8	$ 6.7
Interest paid	$ 22.8	$ 32.6	$ 20.6

The accompanying notes are an integral part of these consolidated financial statements.

C-8

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies

Basis of Presentation

ING Life Insurance and Annuity Company ("ILIAC"), a stock life insurance company domiciled in the state of Connecticut, and its wholly-owned subsidiaries (collectively, the "Company") are providers of financial products and services in the United States. These consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Insurance Company of America ("IICA"), ING Financial Advisers, LLC ("IFA") and, through February 28, 2002, ING Investment Adviser Holding, Inc. ("IA Holdco"). Until March 30, 2003, ILIAC was a wholly-owned subsidiary of ING Retirement Holdings, Inc. ("HOLDCO"), which was a wholly-owned subsidiary of ING Retirement Services, Inc. ("IRSI"). Until March 30, 2003, IRSI was a wholly-owned subsidiary of Lion Connecticut Holdings Inc. ("Lion"), which in turn was ultimately owned by ING Groep N.V. ("ING"). On March 30, 2003, a series of mergers occurred in the following order: IRSI merged into Lion and HOLDCO merged into Lion. As a result, ILIAC is now a direct, wholly-owned subsidiary of Lion, which in turn is an indirect, wholly-owned subsidiary of ING. ING is a global financial services company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol "ING."

Description of Business

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, as well as nonqualified deferred compensation plans. The Company's products are offered primarily to individuals, pension plans, small businesses and employer-sponsored groups in the health care, government, education (collectively "not-for-profit" organizations), and corporate markets. The Company's products generally are distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

Annuity contracts may be deferred or immediate (payout annuities). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds, and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers investment advisory services and pension plan administrative services.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Recently Adopted Accounting Standards

Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts

The Company adopted Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts," on January 1, 2004. SOP 03-1 establishes several new accounting and disclosure requirements for certain nontraditional long-duration contracts and for separate accounts including, among other things, a requirement that assets and liabilities of separate account arrangements that do not meet certain criteria be accounted for as general account assets and liabilities, and that revenues and expenses related to such arrangements, be consolidated with the respective lines in the Consolidated Statements of Operations. In addition, the SOP requires that additional liabilities be established for certain guaranteed death and other benefits and for products with certain patterns of cost of insurance charges. In addition, sales inducements provided to contractowners must be recognized on the Consolidated Balance Sheets separately from deferred acquisition costs and amortized as a component of benefits expense using methodology and assumptions consistent with those used for amortization of deferred policy acquisition costs ("DAC").

The Company evaluated all requirements of SOP 03-1 which resulted in the consolidation of the Separate Account supporting the guarantee option into the General Account. Requirements to establish additional liabilities for minimum guarantee benefits are applicable to the Company; however, the Company's policies on contract liabilities have historically been, and continue to be, in conformity with the newly established requirements. Requirements for recognition of additional liabilities for products with certain patterns of cost of insurance charges are not applicable to the Company. The adoption of SOP 03-1 had no significant effect on the Company's financial position, results of operations, or cash flows.

In the fourth quarter of 2004, the Company implemented Technical Practice Aid 6300.05 - 6300.08, "Q&As Related to the Implementation of SOP 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (the "TPA").

The TPA, which was approved in September 2004, provides additional guidance regarding certain implicit assessments that may be used in testing of the base mortality function on contracts, which is performed to determine whether additional liabilities are required in conjunction with SOP 03-1. In addition, the TPA provides additional guidance surrounding the allowed level of aggregation of additional liabilities determined under SOP 03-1. The adoption of the TPA did not have an impact on the Company's financial position, results of operations, or cash flows.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

The implementation of SOP 03-1 also raised questions regarding the interpretation of the requirements of Statement of Financial Accounting Standards ("FAS") No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," concerning when it is appropriate to record an unearned revenue liability related to the insurance benefit function. To clarify its position, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. FAS 97-1 ("FSP FAS 97-1"), "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97 Permit or Require Accrual of an Unearned Revenue Liability," effective for fiscal periods beginning subsequent to the date the guidance was issued, June 18, 2004. The Company adopted FSP FAS 97-1 on July 1, 2004 which did not have an impact on the Company's financial position, results of operations, or cash flows.

The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments

In March 2004, the Emerging Issues Task Force ("EITF") reached a final consensus on EITF Issue No. 03-1 ("EITF-03-1"), "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," requiring that a three-step impairment model be applied to securities within its scope. The three-step model is applied on a security-by-security basis as follows:

Step 1: Determine whether an investment is impaired. An investment is impaired if the fair value of the investment is less than its cost basis.

Step 2: Evaluate whether an impairment is other-than-temporary.

Step 3: If the impairment is other-than-temporary, recognize an impairment loss equal to the difference between the investment's cost and its fair value.

On September 30, 2004, the FASB issued FASB Staff Position No. EITF Issue 03-1-1 ("FSP EITF 03-1-1"), "Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, 'The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments,'" which delayed the EITF Issue No. 03-1 original effective date of July 1, 2004 related to steps two and three of the impairment model introduced. The delay is in effect until a final consensus can be reached on such guidance. Despite the delay of the implementation of steps two and three, other-than-temporary impairments are still to be recognized as required by existing guidance.

Earlier consensus reached by the EITF on this issue required that certain quantitative and qualitative disclosures be made for unrealized losses on debt and equity securities that have not been recognized as other-than-temporary impairments. These disclosures were adopted by the Company, effective December 31, 2003, and are included in the Investments footnote.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Accounting for Derivative Instruments and Hedging Activities

The Derivative Implementation Group ("DIG"), responsible for issuing guidance on behalf of the FASB for implementation of FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," issued Statement No. 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Credit Worthiness of the Obligor under Those Instruments" ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or a total return debt index may be determined to contain embedded derivatives that are required to be bifurcated from the host instrument. The required date of adoption of DIG B36 for the Company was October 1, 2003. The adoption did not have an impact on the Company's financial position, results of operations, or cash flows.

Variable Interest Entities

In January 2003, the FASB issued FASB Interpretation No. 46, "Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51" ("FIN 46"). In December 2003, the FASB modified FIN 46 to make certain technical revisions and address certain implementation issues that had arisen. FIN 46 provides a new framework for identifying variable interest entities ("VIEs") and determining when a company should include the assets, liabilities, noncontrolling interests and results of activities of a VIE in its consolidated financial statements.

In general, a VIE is a corporation, partnership, limited-liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations.

FIN 46 requires a VIE to be consolidated if a party with an ownership, contractual or other financial interest in the VIE (a variable interest holder) is obligated to absorb a majority of the risk of loss from the VIE's activities, is entitled to receive a majority of the VIE's residual returns (if no party absorbs a majority of the VIE's losses), or both. A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE's assets, liabilities, and noncontrolling interests at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest. FIN 46 also requires

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

disclosures about VIEs that the variable interest holder is required to consolidate and those VIEs it is not required to consolidate but in which it has a significant variable interest.

The Company holds investments in VIEs in the form of private placement securities, structured securities, securitization transactions, and limited partnerships with an aggregate fair value of $8,489.3 as of December 31, 2004. These VIEs are held by the Company for investment purposes. Consolidation of these investments in the Company's financial statements is not required as the Company is not the primary beneficiary for any of these VIEs. Book value as of December 31, 2004 of $8,396.1 represents the maximum exposure to loss except for those structures for which the Company also receives asset management fees.

Guarantees

In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45"), to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2002. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

Goodwill Impairment

During 2002, the Company adopted FAS No. 142, "Goodwill and Other Intangible Assets." The adoption of this standard resulted in the recognition of an impairment loss of $2,412.1, net of taxes of $1,298.8, related to prior acquisitions, recorded retroactive to the first quarter of 2002. Prior quarters of 2002 were restated accordingly. This impairment loss represented the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge is shown as a change in accounting principle on the December 31, 2002 Consolidated Statement of Operations.

New Accounting Pronouncements

In December 2004, the FASB issued FAS No. 123 (revised 2004), "Share-Based Payment" ("FAS 123R"), which requires all share-based payments be recognized in the

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

financial statements based upon the fair value. FAS 123R is effective at the beginning of the first interim or annual period beginning after June 15, 2005. Earlier adoption is encouraged. FAS 123R provides two transition methods, modified-prospective and modified-retrospective.

The modified-prospective method recognizes the grant-date fair value of compensation for new and unvested awards beginning in the fiscal period in which the recognition provisions are first applied. Prior periods are not restated. The modified-retrospective method, entities are allowed to restate prior periods by recognizing the compensation cost in the amount previously reported in the pro forma footnote disclosures as required under FAS No. 123, "Accounting for Stock-Based Compensation."

The Company intends to early adopt the provisions of FAS 123R on January 1, 2005 using the modified-prospective method. The adoption of FAS 123R is not expected to have a material impact on the Company's financial position, results of operations or cash flows. Prior to January 2005, the Company applied the intrinsic value-based provisions set forth in APB Opinion No. 25, "Accounting for Stock Issued to Employees". Under the intrinsic value method, compensation expense is determined on the measurement date, which is the first date on which both the number of shares the employee is entitled to receive and the exercise price are known. Compensation expense, if any, is measured based on the award's intrinsic value, which is the excess of the market price of the stock over the exercise price on the measurement date.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior years financial information to conform to the current year presentation, including a reclassification in the amount of $9.2, net of tax, from retained earnings to accumulated other comprehensive income as of December 31, 2001 (see footnote 14).

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Investments

All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related changes in deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA"), and deferred income taxes.

Other-Than-Temporary Impairments

The Company analyzes the General Account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." Management considers the length of time and the extent to which fair value has been less than amortized cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

In addition, the Company invests in structured securities that meet the criteria of EITF Issue No. 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." Under Issue No. EITF 99-20, a determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company's ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been an adverse change in cash flow since the last remeasurement date.

When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

Experience-Rated Products

Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum principal and interest guarantees. Unamortized realized gains and losses on the sale of and unrealized capital gains and losses on investments supporting these products are included in future policy benefits and claims reserves on the Consolidated Balance Sheets. Realized capital gains and losses on all other investments are reflected in the Consolidated Statements of Operations. Unrealized

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

Purchases and Sales

Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation

Fair values for fixed maturities are obtained from independent pricing services or broker/dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. The fair values for actively traded equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

Policy loans are carried at unpaid principal balances.

Short-term investments, consisting primarily of money market instruments and other fixed maturities issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value, which approximates amortized cost.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Repurchase Agreements

The Company engages in dollar repurchase agreements ("dollar rolls") and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities and the offsetting collateral liability is included in borrowed money on the Consolidated Balance Sheets.

Derivatives

The Company's use of derivatives is limited mainly to hedging purposes. However, these derivatives are not accounted for using hedge accounting treatment under FAS No. 133 and the Company does not seek hedge accounting treatment. The Company enters into interest rate, equity market, and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price or cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses. Derivatives are included in other investments on the Consolidated Balance Sheets.

The Company also has investments in certain fixed maturity instruments and has retail annuity products that contain embedded derivatives, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads. Changes in the fair value of embedded derivatives are recorded in net realized capital gains (losses) in the Consolidated Statements of Operations. Embedded derivatives are included in fixed maturities.

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

VOBA represents the outstanding value of in force business capitalized and is subject to amortization in purchase accounting when the Company was acquired. The value is based on the present value of estimated net cash flows embedded in the Company's contracts.

The amortization methodology used for DAC and VOBA varies by product type. FAS No. 60, "Accounting and Reporting by Insurance Enterprises," applies to traditional life insurance products, primarily whole life and term life insurance contracts. Under FAS No. 60, DAC and VOBA are amortized over the premium payment period, in proportion to the premium revenue recognized.

FAS No. 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS No. 97, DAC and VOBA are amortized, with interest, over the life of the related contracts (usually 25 years) in relation to the present value of estimated future gross profits from investment, mortality, and expense margins; asset-based fees, policy administration, and surrender charges; less policy maintenance fees and non-capitalized commissions, as well as realized gains and losses on investments.

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs a quarterly and annual analysis of DAC and VOBA for the annuity and life businesses, respectively. The DAC and VOBA balances are evaluated for recoverability and are reduced to the extent that estimated future gross profits are inadequate to recover the asset.

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated profit requires that the amortization rate be revised ("unlocking"), retroactively to the date of the policy or contract issuance. The cumulative prior period adjustment is recognized as a component of current period

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

amortization. In general, increases in investment, mortality, and expense margins, and thus estimated future profits, lower the rate of amortization. However, decreases in investment, mortality, and expense margins, and thus estimated future profits, increase the rate of amortization.

Reserves

The Company establishes and carries actuarially determined reserve liabilities which are calculated to meet its future obligations. Changes in or deviations from the assumptions used can significantly affect the Company's reserve levels and related future operations.

Reserves for deferred annuity investment contracts and immediate annuities without life contingent benefits are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 1.5% to 11.9% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to investments and unamortized realized gains/losses on investments for experience-rated contracts. Reserves on experience-rated contracts reflect the rights of contractholders, plan participants, and the Company.

Reserves for immediate annuities with life contingent benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 4.9% to 9.5% for all years presented.

Because the sale of the domestic individual life insurance business on October 1, 1998 was substantially in the form of an indemnity reinsurance agreement, the Company includes an amount in reinsurance recoverable on the Consolidated Balance Sheet, which approximates the Company's total individual life reserves. See Note 11 to the Consolidated Balance Sheets.

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Sales Inducements

Sales inducements represent benefits paid to contractowners that are incremental to the amounts the Company credits on similar contracts and are higher than the contract's expected ongoing crediting rates for periods after the inducement. As of January 1, 2004, such amounts are reported separately and included in Other Assets on the Consolidated Balance Sheet in accordance with SOP 03-1. Prior to 2004, sales inducements were recorded as a component of DAC on the Consolidated Balance Sheet. Beginning in 2004, sales inducements are amortized as a component of interest credited and other benefits to contractowners using methodologies and assumptions consistent with those used for amortization of DAC.

Revenue Recognition

For most annuity contracts, fee income for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed against contractowners. Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits on the Consolidated Statements of Operations. Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingencies.

Separate Accounts

Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate Account assets supporting variable options under annuity contracts are invested, as designated by the contractowner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract in shares of mutual funds which are managed by the Company or its affiliates, or other selected mutual funds not managed by the Company or its affiliates.

Separate Account assets and liabilities are carried at fair value and shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

Assets and liabilities of separate account arrangements that do not meet the criteria in SOP 03-1 for presentation in the separate caption in the Consolidated Balance Sheets (primarily guaranteed interest options), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2004 and 2003, unrealized gains of $7.3 and $55.7, respectively, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Consolidated Balance Sheets. Of the reinsurance recoverable on the Consolidated Balance Sheets, $2.9 billion and $3.0 billion at December 31, 2004 and 2003, respectively, is related to the reinsurance recoverable from Lincoln National Corporation ("Lincoln") arising from the sale of the Company's domestic life insurance business in 1998 (See Note 11).

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Investments

Fixed maturities and equity securities available-for-sale as of December 31, 2004, were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. government and government
agencies and authorities	$ 197.3	$ 0.9	$ 0.9	$ 197.3
States, municipalities and political
subdivisions	32.1	0.2	0.9	31.4
U.S. corporate securities:
Public utilities	1,207.6	50.0	5.0	1,252.6
Other corporate securities	5,846.5	275.0	25.4	6,096.1
Total U.S. corporate securities	7,054.1	325.0	30.4	7,348.7
Foreign securities:
Government	660.2	33.9	3.1	691.0
Other	1,656.4	78.4	6.1	1,728.7
Total foreign securities	2,316.6	112.3	9.2	2,419.7
Residential mortgage-backed securities	5,497.6	65.6	58.2	5,505.0
Commercial mortgage-backed securities	1,491.2	73.2	4.4	1,560.0
Other asset-backed securities	1,354.6	22.6	13.7	1,363.5
Total fixed maturities, including
fixed maturities pledged	17,943.5	599.8	117.7	18,425.6
Less: fixed maturities pledged to creditors	1,258.8	18.0	2.5	1,274.3
Fixed maturities	16,684.7	581.8	115.2	17,151.3
Equity securities	153.9	9.2	0.5	162.6
Total investments available-for-sale	$ 16,838.6	$ 591.0	$ 115.7	$ 17,313.9

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Fixed maturities and equity securities available-for-sale as of December 31, 2003, were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. government and government
agencies and authorities	$ 350.0	$ 1.7	$ 0.3	$ 351.4
States, municipalities and political
subdivisions	2.1	0.1	-	2.2
U.S. corporate securities:
Public utilities	970.7	48.9	11.4	1,008.2
Other corporate securities	5,568.1	327.9	29.1	5,866.9
Total U.S. corporate securities	6,538.8	376.8	40.5	6,875.1
Foreign securities:
Government	605.2	33.7	2.8	636.1
Other	1,364.7	74.5	11.0	1,428.2
Total foreign securities	1,969.9	108.2	13.8	2,064.3
Residential mortgage-backed securities	5,903.7	91.8	35.1	5,960.4
Commercial mortgage-backed securities	1,278.5	105.0	3.3	1,380.2
Other asset-backed securities	1,036.4	34.0	9.5	1,060.9
Total fixed maturities, including
fixed maturities pledged to creditors	17,079.4	717.6	102.5	17,694.5
Less: fixed maturities pledged to creditors	1,624.4	23.8	3.4	1,644.8
Fixed maturities	15,455.0	693.8	99.1	16,049.7
Equity securities	146.5	15.5	0.1	161.9
Total investments available-for-sale	$ 15,601.5	$ 709.3	$ 99.2	$ 16,211.6

At December 31, 2004 and 2003, net unrealized appreciation of $490.8 and $630.5, respectively, on total fixed maturities, including fixed maturities pledged to creditors, and equity securities, included $357.5 and $491.5, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in future policy benefits and claim reserves.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

The aggregate unrealized losses and related fair values of investments with unrealized losses as of December 31, 2004, are shown below by duration:

	Unrealized	Fair
	Loss	Value
Duration category:
Less than six months below amortized cost	$ 37.7	$ 3,319.0
More than six months and less than twelve months below cost	34.9	1,795.0
More than twelve months below amortized cost	45.6	960.5
Total investments available-for-sale	$ 118.2	$ 6,074.5

Of the unrealized losses, less than 6 months in duration of $37.7, there were $9.5 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. The remaining unrealized losses of $28.2, as of December 31, 2004, related to securities reviewed for impairment under the guidance proscribed by EITF Issue No. 99-20. This category includes U.S. government-backed securities, principal protected securities, and structured securities which did not have an adverse change in cash flows for which the carrying amount was $1,746.2.

Of the unrealized losses, more than 6 months and less than 12 months in duration, of $34.9, there were $16.4 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. The remaining unrealized losses of $18.5, as of December 31, 2004, related to securities reviewed for impairment under the guidance proscribed by EITF Issue No. 99-20. This category includes U.S. government-backed securities, principal protected securities, and structured securities which did not have an adverse change in cash flows for which the carrying amount was $829.2.

An analysis of the unrealized losses, more than 12 months in duration, of $45.6 follows. There were $15.9 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. The remaining unrealized losses of $29.7, as of December 31, 2004, related to securities reviewed for impairment under the guidance proscribed by EITF Issue No. 99-20. This category includes U.S. government-backed securities, principal protected securities, and structured securities which did not have an adverse change in cash flows for which the carrying amount was $505.6.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

The amortized cost and fair value of total fixed maturities for the year ended December 31, 2004 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$ 395.8	$ 400.0
After one year through five years	3,650.0	3,727.4
After five years through ten years	3,128.8	3,256.4
After ten years	2,425.5	2,613.3
Mortgage-backed securities	6,988.8	7,065.0
Other asset-backed securities	1,354.6	1,363.5
Less: fixed maturities pledged to creditors	1,258.8	1,274.3
Fixed maturities	$ 16,684.7	$ 17,151.3

At December 31, 2004 and 2003, fixed maturities with carrying values of $10.9 and $11.2, respectively, were on deposit as required by regulatory authorities.

The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2004 or 2003.

The Company has various categories of CMOs that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 2004 and 2003, approximately 4.1% and 2.8%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest-only or principal-only strips).

The Company enters into dollar repurchase agreements ("dollar rolls") and repurchase agreements to increase its return on investments and improve liquidity. At December 31, 2004 and 2003, the carrying value of the securities pledged in dollar rolls and repurchase agreements was $1,274.3 and $1,644.8, respectively. The carrying value of the securities pledged in dollar rolls and repurchase agreements is included in pledged securities on the Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements totaled $1,057.4 and $1,519.3 at December 31, 2004 and 2003, respectively. The repurchase obligation related to dollar rolls and repurchase agreements is included in borrowed money on the Consolidated Balance Sheets.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Impairments

The following table identifies the Company's other-than-temporary impairments by type as of December 31:

	2004		2003		2002
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Corporate	$ -	-	$ 6.2	4	$ 0.1	2
Residential mortgage-backed	13.5	53	88.2	83	40.0	33
Limited partnership	-	-	2.0	1
Equities	-	-	-	2	0.1	2
Total	$ 13.5	53	$ 96.4	90	$ 40.2	37

The remaining fair value of the fixed maturities with other-than-temporary impairments at December 31, 2004 and 2003 is $125.0 and $123.1, respectively.

Net Investment Income

Sources of net investment income were as follows:

	Year ended December 31,
	2004	2003	2002
Fixed maturities	$ 980.5	$ 946.2	$ 964.1
Preferred stock	-	9.9	3.9
Mortgage loans on real estate	56.0	42.7	23.3
Policy loans	8.1	9.0	8.7
Cash equivalents	2.4	1.7	1.7
Other	(2.1)	(1.0)	23.4
Gross investment income	1,044.9	1,008.5	1,025.1
Less: investment expenses	61.8	89.4	65.6
Net investment income	$ 983.1	$ 919.1	$ 959.5

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Net Realized Capital Gains and Losses

Net realized capital gains (losses) are comprised of the difference between the carrying value of investments and proceeds from sale, maturity, and redemption, as well as losses incurred due to impairment of investments. Net realized capital gains (losses) on investments were as follows:

	Year ended December 31,
	2004	2003	2002
Fixed maturities	$ 24.7	$ 63.9	$ (97.5)
Equity securities	0.5	0.6	(3.5)
Pretax net realized capital gains (losses)	$ 25.2	$ 64.5	$ (101.0)
After-tax net realized capital gains (losses)	$ 16.4	$ 41.9	$ 65.7

Net realized capital gains allocated to experience-rated contracts of $42.0, $43.9, and $63.6 for the years ended December 31, 2004, 2003 and 2002, respectively, were deducted from net realized capital gains and an offsetting amount was reflected in future policy benefits and claim reserves on the Consolidated Balance Sheets. Net unamortized realized gains (losses) allocated to experienced-rated contractholders were $233.4, $213.7, and $199.3 at December 31, 2004, 2003 and 2002, respectively.

Proceeds from the sale of fixed maturities and equity securities and the related gross gains and losses, excluding those related to experience-related contractholders, were as follows:

	Year ended December 31,
	2004	2003	2002
Proceeds on sales	$ 10,236.3	$ 12,812.5	$ 13,265.2
Gross gains	146.9	291.9	276.7
Gross losses	70.9	228.0	374.2

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Changes in shareholder's equity related to changes in accumulated other comprehensive income (net unrealized capital gains and losses on securities, including securities pledged excluding those related to experience-rated contractholders) were as follows:

	Year ended December 31,
	2004	2003	2002
Fixed maturities	$ 16.1	$ (54.3)	$ 104.8
Equity securities	(5.7)	17.9	(1.6)
Sales inducements	(0.1)	-	-
Other	(59.8)	34.0	(8.3)
Subtotal	(49.5)	(2.4)	94.9
Less: (Increase) decrease in deferred income taxes	(17.3)	(0.9)	33.2
Net increase (decrease) in accumulated other
comprehensive (loss) income	$ (32.2)	$ (1.5)	$ 61.7

2.	Financial Instruments

Estimated Fair Value

The following disclosures are made in accordance with the requirements of FAS No. 107, "Disclosures about Fair Value of Financial Instruments." FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS No. 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company's evaluation of the borrower's ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities: Fair values of these securities are based upon quoted market price.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Cash and cash equivalents, short-term investments and policy loans: The carrying amounts for these assets approximate the assets' fair values.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

Investment contract liabilities (included in future policy benefits and claim reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractowners upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

Liabilities related to separate accounts: The carrying amounts for these liabilities approximate their fair value.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2004 and 2003 were as follows:

	2004		2003
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturity securities, including
securities pledged	$ 18,425.6	$ 18,425.6	$ 17,694.5	$ 17,694.5
Equity securities	162.6	162.6	161.9	161.9
Mortgage loans on real estate	1,090.2	1,119.8	754.5	798.5
Policy loans	262.7	262.7	270.3	270.3
Cash and cash equivalents	187.3	187.3	57.8	57.8
Assets held in Separate Accounts	33,310.5	33,310.5	33,014.7	33,014.7
Liabilities:
Investment contract liabilities:
With a fixed maturity	2,106.0	2,028.2	2,282.9	2,259.4
Without a fixed maturity	13,884.9	13,845.6	12,936.9	12,892.0
Liabilities related to Separate Accounts	33,310.5	33,310.5	33,014.7	33,014.7

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

Derivative Financial Instruments

Interest Rate Floors

Interest rate floors are used to manage the interest rate risk in the Company's bond portfolio. Interest rate floors are purchased contracts that provide the Company with an annuity in a declining interest rate environment. The Company had no open interest rate floors at December 31, 2004 or 2003.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Interest Rate Caps

Interest rate caps are used to manage the interest rate risk in the Company's bond portfolio. Interest rate caps are purchased contracts that provide the Company with an annuity in an increasing interest rate environment. The notional amount, carrying value and estimated fair value of the Company's open interest rate caps as of December 31, 2004 were $527.8, $5.9, and $5.9, respectively. The notional amount, carrying value and estimated fair value of the Company's open interest rate caps as of December 31, 2003 were $739.6, $8.2, and $8.2, respectively.

Interest Rate Swaps

Interest rate swaps are used to manage the interest rate risk in the Company's bond portfolio and well as the Company's liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2004 were $1,766.0, $2.1, and $2.1, respectively. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2003 were $950.0, $(14.4), and $(14.4), respectively.

Foreign Exchange Swaps

Foreign exchange swaps are used to reduce the risk of a change in the value, yield, or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for US dollar cash flows at regular interim periods, typically quarterly or semi-annually. The notional amount, carrying value, and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2004 were $126.5, $(28.4), and $(28.4), respectively. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2003 were $78.1, $(12.8), and $(12.8), respectively.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

3.	Deferred Policy Acquisition Costs and Value of Business Acquired

Activity for the year-ended December 31, 2004, 2003 and 2002 within VOBA was as follows:

Balance at December 31, 2001	$ 1,601.8
Adjustment for unrealized gain (loss)	(21.9)
Additions	25.0
Interest accrued at 7%	86.8
Amortization	(253.3)

Balance at December 31, 2002	1,438.4
Adjustment for unrealized gain (loss)	6.2
Additions	59.1
Interest accrued at 7%	92.2
Amortization	(180.5)

Balance at December 31, 2003	1,415.4
Adjustment for unrealized gain (loss)	7.9
Additions	50.1
Interest accrued at 6%	92.3
Amortization	(200.5)

Balance at December 31, 2004	$ 1,365.2

The estimated amount of VOBA to be amortized, net of interest, over the next five years is $112.2, $105.8, $97.4, $92.4, and $90.6 for the years 2005, 2006, 2007, 2008 and 2009, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

During 2004, VOBA amortization increased principally due to higher actual gross profits, as a result of the margins earned on higher fixed and variable assets and fewer other-than-temporary impairments. Also, surrenders increased, which resulted in higher amortization for certain business.

During 2003 the Company reset long-term assumptions for the Separate Account returns from 9.0% to 8.5% (gross before fund management fees and mortality, expense, and other policy charges), reflecting a blended return of equity and other sub-accounts. The 2003 unlocking adjustment was primarily driven by improved market performance compared to expected during 2003. For the year ended December 31, 2003, the Company recorded a deceleration of DAC/VOBA amortization totaling $3.7 before tax, or $2.4, net of $1.3 of federal income tax expense.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

As part of the regular analysis of DAC/VOBA, at the end of third quarter of 2002, the Company unlocked its long-term rate of return assumptions. The Company reset long-term return assumptions for the Separate Account returns to 9.0% (gross before fund management fees and mortality, expense, and other policy charges), as of December 31, 2002, reflecting a blended return of equity and other sub-accounts. The unlocking adjustment in 2002 was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. During 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $45.6 before tax, or $29.7, net of $15.9 of federal income tax benefit.

4.	Dividend Restrictions and Shareholder's Equity

The Company's ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding 12 months, exceeds the greater of (1) 10% of statutory surplus at prior year end or (2) ILIAC's prior year statutory net gain from operations.

ILIAC paid a cash dividend of $70.0 to Lion in 2004 and did not pay cash dividends to Lion in 2003 or 2002. However, on February 28, 2002, ILIAC contributed 100% of the stock of IA Holdco to HOLDCO in the form of a $60.1 dividend distribution. ILIAC did not receive capital contributions from its parent in 2004 and received $230.0 and $164.3 in capital contributions during 2003 and 2002, respectively.

The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income (loss) was $217.2, $67.5, and $148.8 for the years ended December 31, 2004, 2003, and 2002, respectively. Statutory capital and surplus was $1,344.5 and $1,230.7 as of December 31, 2004 and 2003, respectively.

As of December 31, 2004, the Company did not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

5.	Additional Insurance Benefits and Minimum Guarantees

Under SOP 03-1, the Company calculates an additional liability ("SOP reserves") for certain guaranteed minimum death benefits ("GMDBs") in order to recognize the expected value of death benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2004, the Separate Account liability subject to SOP 03-1 for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees was $4,396.0 and $0.7, respectively.

The aggregate fair value of equity securities (including mutual funds) supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2004 was $4,396.0.

6.	Income Taxes

ILIAC files a consolidated federal income tax return with its subsidiary, IICA. ILIAC has a federal tax allocation agreement with IICA whereby ILIAC charges its subsidiary for federal taxes it would have incurred were it not a member of the consolidated group and credits IICA for losses at the statutory federal tax rate.

Income taxes (benefits) from continuing operations consist of the following:

	Year ended December 31,
	2004	2003	2002
Current tax expense (benefit):
Federal	$ (3.8)	$ 37.9	$ 40.4
State	-	1.1	1.8
Total current tax expense (benefit)	(3.8)	39.0	42.2
Deferred tax expense (benefit):
Federal	46.2	22.1	(23.6)
Total deferred tax expense (benefit)	46.2	22.1	(23.6)
Total income tax expense (benefit)	$ 42.4	$ 61.1	$ 18.6

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:

	Year ended December 31,
	2004	2003	2002
Income before income taxes and cumulative
effect of change in accounting principle	$ 241.7	$ 215.7	$ 86.1
Tax rate	35%	35%	35%
Income tax at federal statutory rate	84.6	75.5	30.1
Tax effect of:
State income tax, net of federal benefit	-	0.7	1.2
Dividends received deduction	(9.6)	(14.0)	(5.3)
IRS audit settlement	(33.0)
Transfer of mutual fund shares	-	-	(6.7)
Other, net	0.4	(1.1)	(0.7)
Income tax expense	$ 42.4	$ 61.1	$ 18.6

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31, are presented below:

	2004	2003
Deferred tax assets:
Insurance reserves	$ 286.4	$ 263.7
Unrealized gains allocable to experience-rated contracts	125.1	172.0
Investments	-	69.7
Postemployment benefits	60.5	30.2
Compensation	35.5	56.0
Other, net	23.4	19.7
Total gross assets	530.9	611.3
Deferred tax liabilities:
Value of business acquired	477.8	495.4
Net unrealized capital gains	161.3	236.4
Deferred policy acquisition costs	91.3	59.2
Other, net	9.8	5.0
Total gross liabilities	740.2	796.0
Net deferred tax liability	$ 209.3	$ 184.7

Net unrealized capital gains and losses are presented as a component of Other Comprehensive Income in shareholder's equity, net of deferred taxes.

Under prior law, the Company was allowed to defer from taxation a portion of income. The deferred income was accumulated in the Policyholders' Surplus Account and only becomes taxable under certain conditions, which management believes to be remote.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Furthermore, the American Jobs Creation Act of 2004 allows certain tax-free distributions from the Policyholders' Surplus Account during 2005 and 2006. Therefore, based on currently available information, no federal income taxes have been provided on the Policyholders' Surplus Account accumulated balance of $17.2 million.

Valuation allowances are provided when it is considered more likely than not that deferred tax assets will not be realized. No valuation allowance has been established at this time, as management believes the above conditions presently do not exist.

The Company establishes reserves for probable proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against any such adjustments. The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company for all years through the December 13, 2000 short period. The tax benefit associated with the settlement of the most recent audit is included in the 2004 financial statements. The Service has commenced its examination for the tax years ended December 31, 2000 and 2001. Additionally, various state tax audits are in process.

7.	Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation ("ING North America") sponsors the ING Americas Retirement Plan (the "Retirement Plan"), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents.

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation ("PBGC"). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees' participation in the Retirement Plan were $19.0 for 2004, $15.1 for 2003, and $6.4 for 2002, respectively.

Defined Contribution Plan

ING North America sponsors the ING Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company's employees other than Company agents. Career

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Agents are certain, full-time insurance salesmen who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan ("ESOP") component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges of operations of the Company for the Savings Plan were $8.0, $7.1 and $7.1 in 2004, 2003, and 2002, respectively.

Other Benefit Plans

The Company also sponsors a tax-qualified profit sharing plan for Career Agents that is intended to satisfy the requirements of Code Section 401(K).

In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain supplemental retirement benefits to eligible employees; defined benefit pension plans for insurance salesmen who have entered into a career agent agreement and certain other individuals; and health care and life insurance benefits to retired employees and their eligible dependents. The supplemental retirement plan and defined benefit pension plan are non-qualified defined benefit pension plans, which means all benefits are payable from the general assets of the Company. The post-retirement health care plan is contributory, with retiree contribution levels adjusted annually. The defined benefit plan for salesmen was terminated effective January 1, 2002, and all benefit accruals ceased. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. The benefit charges allocated to the Company related to all of these plans for the years ended December 31, 2004, 2003, and 2002, were not significant.

8.	Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it incurs expenses with affiliated entities. The agreements are as follows:

    Investment advisory agreement with ING Investment Management LLC ("IIM"), in which IIM provides asset management and accounting services. The Company records a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2004, 2003, and 2002, expenses were incurred in the amounts of $58.8, $53.8, and $46.5, respectively.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

    Services agreement between the Company and its affiliates effective January 2001, and amended effective January 1, 2002. For the years ended December 31, 2004, 2003, and 2002, net expenses related to the agreement where incurred in the amount of $8.6, $19.2, and $13.4, respectively.

    Expense sharing agreement with ING North America Insurance Corporation, Inc., dated as of January 1, 2001, as amended effective January 1, 2002, for administrative, management, financial, and information technology services. For the years ended December 31, 2004, 2003, and 2002, expenses were incurred in the amounts of $132.9, $136.4, and $126.0, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods.

Investment Advisory and Other Fees

ILIAC serves as investment advisor to certain variable funds used in Company products (collectively, the "Company Funds"). The Company Funds pay ILIAC, as investment advisor, a daily fee which, on an annual basis, ranged, depending on the Fund, from 0.5% to 1.0% of their average daily net assets. Each of the Company Funds managed by ILIAC are subadvised by investment advisors, in which case ILIAC pays a subadvisory fee to the investment advisors, which may include affiliates. ILIAC is also compensated by the Separate Accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the Separate Accounts pay ILIAC a daily fee, which, on an annual basis is, depending on the product, up to 3.4% of their average daily net assets. The amount of compensation and fees received from affiliated mutual funds and separate accounts, amounted to $209.2, $201.4 (excludes fees paid to Aeltus Investment Management, Inc., now known as ING Investment Management LLP ("Aeltus")), and $391.8 (includes fees paid to Aeltus through February 28, 2002, when IA Holdco, Aeltus' parent, ceased to be a subsidiary of ILIAC) in 2004, 2003, and 2002, respectively.

Reciprocal Loan Agreement

ILIAC maintains a reciprocal loan agreement with ING AIH, an indirect wholly-owned subsidiary of ING and affiliate to ILIAC, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, ILIAC and ING AIH can borrow up to 3% of ILIAC's statutory admitted assets as of the preceding December 31 from one another. Interest on any ILIAC borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ILIAC incurred interest expense

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

of $0.2, $0.1, and $0.1, for the years ended December 31, 2004, 2003, and 2002, respectively, and earned interest income of $1.3, $0.9, and $2.1 for the years ended December 31, 2004, 2003, and 2002, respectively. At December 31, 2004 and 2003, respectively, ILIAC had a $25.0 and $41.4 receivable from ING AIH under this agreement.

Notes from Affiliate

On December 29, 2004, ING USA Annuity and Life Insurance Company ("ING USA") issued surplus notes in the aggregate principal amount of $400.0 (the "Notes") scheduled to mature on December 29, 2034, to its affiliates, ILIAC, ReliaStar Life Insurance Company ("ReliaStar Life"), and Security Life of Denver International Limited ("SLDI"), in an offering that was exempt from the registration requirements of the Securities Act of 1933. The Company's $175.0 Notes Receivable from ING USA bears interest at a rate of 6.257% per year. Any payment of principal and/or interest is subject to the prior approval of the Insurance Commissioner of the state of Iowa. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005.

Tax Sharing Agreements

ILIAC has a federal tax sharing agreement with IICA, whereby ILIAC charges its subsidiary for federal taxes it would have incurred were it not a member of the consolidated group and credits the member for losses at the statutory federal tax rate.

ILIAC has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

Capital Transactions and Dividends

In 2004, ILIAC did not receive any capital contributions. In 2003, ILIAC received $230.0 in cash capital contributions from Lion. In 2002, ILIAC received capital contributions in the form of investments in affiliated mutual funds of $164.3 from HOLDCO.

ILIAC paid a cash dividend of $70.0 to Lion in 2004 and did not pay any cash dividends to Lion in 2003 or 2002. However, on February 28, 2002, ILIAC contributed 100% of the stock of IA Holdco to HOLDCO in the form of a $60.1 dividend distribution.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

9.	Financing Agreements

The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which is due on demand, the Company can borrow up to $125.0 from the Bank. Interest on any borrowing accrues at an annual rate equal to (1) the cost of funds for the Bank for the period applicable for the advance plus .225% or (2) a rate quoted by the Bank to the Company for the borrowing. Under the agreement, the Company incurred minimal interest expense for the years ended December 31, 2004, 2003, and 2002, respectively. At December 31, 2004 and 2003, the Company did not have any balances payable to the Bank.

The Company also maintains a perpetual revolving loan agreement with Bank of New York ("BONY"). Under this agreement, the Company can borrow up to $100.0 from BONY. Interest on any of the Company borrowing accrues at an annual rate equal to (1) the cost of funds for BONY for the period applicable for the advance plus .35% or (2) a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2004, 2003, and 2002. At December 31, 2004 and 2003, the Company did not have any balances payable to BONY.

Also see Reciprocal Loan Agreement in Note 9.

10.	Reinsurance

At December 31, 2004, the Company had reinsurance treaties with six unaffiliated reinsurers and one affiliated reinsurer covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1.0 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to contractowners.

Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), (formerly an affiliate of the Company), in which substantially all of the nonparticipating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual life insurance business, with the exception of certain supplemental contracts with reserves of $61.1 and $63.8 as of December 31, 2004 and 2003, respectively, was sold to Lincoln.

On December 16, 1988, the Company assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $19.3 and $20.4 were maintained for this contract as of December 31, 2004 and 2003, respectively.

The effect of reinsurance on premiums and recoveries for the years ended December 31, 2004, 2003 and 2002, were as follows:

	Year ended December 31,
	2004	2003	2002
Direct premiums	$ 39.0	$ 51.1	$ 55.9
Reinsurance assumed	-	0.1	-
Reinsurance ceded	(0.5)	(1.1)	(2.0)
Net premiums	$ 38.5	$ 50.1	$ 53.9

11.	Commitments and Contingent Liabilities

Leases

The Company leases its office space and certain other equipment under operating leases that expire through 2009.

For the years ended December 31, 2004, 2003, and 2002, rent expense for leases was $18.1, $20.8 and $18.1, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2005 through 2009 are estimated to be $16.7, $15.4, $14.0, $1.3, and $0.5, respectively, and $0.1 thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2004, the Company had off-balance sheet commitments to purchase investments of $778.2 with an estimated fair value of $778.2.

Litigation

The Company is a party to threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company's operations or financial position.

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Fund Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares, revenue sharing and directed brokerage, compensation, sales practices and suitability, arrangements with service providers, pricing, compliance and controls, and adequacy of disclosure.

In addition to responding to governmental and regulatory requests on fund regulatory issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission ("SEC") pursuant to the Securities Exchange Act of 1934, as amended.

An affiliate of the Company, ING Funds Distributors, LLC ("IFD") has received notice from the staff of the National Association of Securities Dealers ("NASD") that the staff has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and federal securities laws in connection with frequent trading arrangements.

Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to certain ING affiliates before concluding their investigation of ING relating to fund trading. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of such action will have a material adverse effect on ING or ING's U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING's U.S.-based operations, including the Company.

Other Regulatory Matters

The New York Attorney General and other regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives, potential conflicts of interest, potential anti-competitive activity, marketing practices, certain financial reinsurance arrangements, and disclosure. It is likely that the scope of these investigations will further broaden before the investigations are concluded. U.S. affiliates of ING have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

12.	Other Comprehensive Income

The components of other comprehensive income for the years ended December 31, 2004 and 2003 were as follows:

	As of December 31,
	2004	2003
Net unrealized capital gains (losses):
Fixed maturities	$ 124.6	$ 108.5
Equity securities	8.7	14.4
Sales inducements	(0.1)	-
Other	(8.2)	51.6
Subtotal	125.0	174.5
Less: Deferred income taxes	41.2	58.5
Net unrealized capital gains	83.8	116.0
Minimum pension liability	(16.7)	-
Net accumulated other comprehensive income	$ 67.1	$ 116.0

Net unrealized capital gains allocated to experience-rated contracts of $357.5 and $491.5 at December 31, 2004 and 2003, respectively, are reflected on the Consolidated Balance Sheets in future policy benefits and claims reserves and are not included in shareholder's equity.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Changes in accumulated other comprehensive income related to changes in net unrealized gains (losses) on securities, including securities pledged, excluding those related to experience-rated contractholders, were as follows:

	Year ended December 31,
	2004	2003	2002
Unrealized holding (losses) gains arising
during the year (1)	$ 18.6	$ (48.1)	$ 127.4
Less: reclassification adjustment for gains
(losses) and other items included in
net income(2)	50.8	(46.6)	65.7
Net unrealized (losses) gains on securities	$ (32.2)	$ (1.5)	$ 61.7

(1) Pretax net unrealized holding gains (losses) were $28.6, $(74.0), and $196.0, for the years ended December 31, 2004, 2003, and 2002, respectively.

(2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $78.1, $(71.6), and $101.1, for the years ended December 31, 2004, 2003, and 2002, respectively.

13.	Reclassifications and Changes to Prior Year Presentation

During 2004, certain changes were made to the 2003 and 2002 Statements of Operations to reflect the correct balances, as follows:

    Certain changes were made to the classification of reinsurance ceded related to certain products, which were included as a reduction to premiums.

    Certain changes were made to the classification of certain annuity and other products, which were included in premium income.

    Certain changes were made to the classification of certain benefits to contractowners, which were included as a reduction to premiums.

In addition, certain reclassifications have been made to conform to the current year presentation.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

These changes had no impact on net income or shareholder's equity of the Company. We deemed these changes to the Statement of Operations as immaterial, and, as such, have not labeled the Statement of Operations as restated. The following summarizes the corrections to each financial statement line item:

	Previously		Revised
Year ended 12/31/2003	Reported 2003	Adjustment	2003

Fee income	$ 384.3	$ 11.5	$ 395.8
Premiums	95.8	(45.7)	50.1
Total revenue	1,463.7	(34.2)	1,429.5
Interest credited and other benefits to contractowners	757.6	(34.2)	723.4
Total expense	1,248.0	(34.2)	1,213.8

	Previously		Revised
Year ended 12/31/2002	Reported 2002	Adjustment	2002

Fee income	$ 418.2	$ 5.7	$ 423.9
Premiums	98.7	(44.8)	53.9
Total revenue	1,375.4	(39.1)	1,336.3
Interest credited and other benefits to contractowners	746.4	(39.1)	707.3
Total expense	1,289.3	(39.1)	1,250.2

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Also, during 2004, certain changes were made to the 2003 and 2002 Statements of Cash Flows to reflect the correct balances, primarily related to payables for securities purchased, short-term borrowings, and investment contracts. As a result of these adjustments, we have labeled the Statements of Cash Flows for 2003 and 2002 as restated. The following summarizes the adjustments:

	Previously
	Reported	Adjustment	Restated
Year ended 12/31/2003
Net cash provided by (used for) operating activities	$ 1,254.8	$ (196.5)	$ 1,058.3
Net cash provided by (used for) financing activities	781.1	196.5	977.6

Year ended 12/31/2002
Net cash provided by (used for) operating activities	$ 1,527.7	$ (132.4)	$ 1,395.3
Net cash used for investing activities	(2,152.0)	(167.3)	(2,319.3)
Net cash provided by (used for) financing activities	607.7	299.7	907.4

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

QUARTERLY DATA (UNAUDITED)

Restatement of Financial Information: During the quarterly period ended June 30, 2003, the Company incorrectly recorded investment income and realized capital gains related to Separate Accounts. The Company noted the effect of this error during the compilation of the December 31, 2003 consolidated financial statements and made the appropriate changes to the quarterly periods ended June 30, 2003 and September 30, 2003.

The following tables show the previously reported and restated amounts for each of the periods affected in 2003.

As Restated
2004	(In millions)	First	Second	Third	Fourth
Total revenue		$ 384.5	$ 362.1	$ 376.7	$ 379.2
Income (loss) before income taxes		64.4	54.7	61.3	61.3
Income tax expense (benefit)		20.4	17.0	(14.3)	19.3
Net income		$ 44.0	$ 37.7	$ 75.6	$ 42.0

As Reported
2004	(In millions)	First	Second	Third
Total revenue		$ 387.3	$ 364.4	$ 379.0
Income (loss) before income taxes		64.4	54.7	61.3
Income tax expense (benefit)		20.4	17.0	(14.3)
Net income		$ 44.0	$ 37.7	$ 75.6

As Restated
2003	(In millions)	First	Second*	Third*	Fourth
Total revenue		$ 351.6	$ 374.5	$ 353.9	$ 349.5
Income before income taxes		17.5	109.2	25.5	63.5
Income tax expense		5.1	35.4	0.6	20.0
Net income		$ 12.4	$ 73.8	$ 24.9	$ 43.5

As Reported
2003	(In millions)	First	Second*	Third*	Fourth
Total revenue		$ 359.2	$ 381.3	$ 354.7	$ 368.5
Income before income taxes		17.5	109.2	25.5	63.5
Income tax expense		5.1	35.4	0.6	20.0
Net income		$ 12.4	$ 73.8	$ 24.9	$ 43.5

* Restated

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) For the period ended September 30, 2005

INDEX

PAGE
FINANCIAL STATEMENTS (Unaudited)

Condensed Consolidated Statements of Operations	C-50

Condensed Consolidated Balance Sheets	C-51

Condensed Consolidated Statements of Changes in Shareholder's Equity	C-53

Condensed Consolidated Statements of Cash Flows	C-54

Notes to Condensed Consolidated Financial Statements	C-55

ING Life Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Lion Connecticut Holdings Inc.)

Condensed Consolidated Statements of Operations (Unaudited) (In millions)

	Three Months Ended September 30,		Nine Months Ended September 30,
	2005	2004	2005	2004
Revenues:
Net investment income	$244.6	$251.6	$769.1	$730.8
Fee income	123.5	110.6	358.8	340.6
Premiums	9.1	7.4	35.3	27.1
Net realized capital gains	24.2	3.7	26.1	19.6
Other income	2.5	1.5	5.2	2.3
Total revenue	403.9	374.8	1,194.5	1,120.4
Benefits and expenses:
Interest credited and other benefits
to contractowners	180.0	185.3	559.4	550.5
Operating expenses	118.8	93.5	327.4	280.3
Amortization of deferred policy acquisition
costs and value of business acquired	29.6	34.6	122.9	108.8
Interest expense	0.5	0.1	0.9	0.4
Total benefits and expenses	328.9	313.5	1,010.6	940.0
Income before income taxes	75.0	61.3	183.9	180.4
Income tax (benefit) expense	(46.0)	(14.3)	(14.3)	23.1
Net income	$121.0	$75.6	$198.2	$157.3

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Condensed Consolidated Balance Sheets (In millions, except share data)

	As of	As of
	September 30,	December 31,
	2005	2004
Assets	(Unaudited)
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $16,418.7 at 2005 and $16,684.7 at 2004)	$16,539.4	$17,151.3
Equity securities, available-for-sale, at fair value
(cost of $160.7 at 2005 and $153.9 at 2004)	168.5	162.6
Mortgage loans on real estate	1,279.0	1,090.2
Policy loans	263.0	262.7
Other investments	118.1	57.0
Securities pledged (amortized cost of $1,645.0
at 2005 and $1,258.8 at 2004 )	1,649.1	1,274.3
Total investments	20,017.1	19,998.1
Cash and cash equivalents	260.4	187.3
Short-term investments under securities loan agreement	774.1	219.5
Accrued investment income	210.8	181.7
Receivables for securities sold	150.2	0.2
Reinsurance recoverable	2,815.3	2,902.7
Deferred policy acquisition costs	488.4	414.5
Value of business acquired	1,310.2	1,365.2
Notes receivable from affiliate	175.0	175.0
Due from affiliates	24.3	25.9
Other assets	62.8	67.2
Assets held in separate accounts	35,143.5	33,310.5
Total assets	$61,432.1	$58,847.8

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Condensed Consolidated Balance Sheets (In millions, except share data)

	As of	As of
	September 30,	December 31,
	2005	2004
Liabilities and Shareholder's Equity	(Unaudited)
Future policy benefits and claims reserves	$21,045.8	$20,886.4
Payables for securities purchased	44.4	25.1
Payables under securities loan agreement	774.0	219.5
Borrowed money	894.4	1,057.4
Due to affiliates	106.8	49.4
Current income taxes	51.1	82.6
Deferred income taxes	193.2	209.3
Other liabilities	291.8	283.4
Liabilities related to separate accounts	35,143.5	33,310.5
Total liabilities	58,545.0	56,123.6

Shareholder's equity:
Common stock (100,000 shares authorized; 55,000 shares issued
and outstanding; $50 per share value)	2.8	2.8
Additional paid-in capital	4,578.8	4,576.5
Accumulated other comprehensive income	29.5	67.1
Retained earnings (deficit)	(1,724.0)	(1,922.2)
Total shareholder's equity	2,887.1	2,724.2
Total liabilities and shareholder's equity	$61,432.1	$58,847.8

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Condensed Consolidated Statements of Changes in Shareholder's Equity

(Unaudited)

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-in	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income	(Deficit)	Equity

Balance at December 31, 2003	$2.8	$4,646.5	$116.0	$(2,119.4)	$2,645.9
Comprehensive income:
Net income	-	-	-	157.3	157.3
Other comprehensive loss,
net of tax:
Change in net unrealized
gain (loss) on securities
($(60.9) pretax)	-	-	(39.6)	-	(39.6)
Total comprehensive income					117.7
Other	-	-	-	(2.1)	(2.1)
Balance at September 30, 2004	$2.8	$4,646.5	$76.4	$(1,964.2)	$2,761.5

Balance at December 31, 2004	$2.8	$4,576.5	$67.1	$(1,922.2)	$2,724.2
Comprehensive income:
Net income	-	-	-	198.2	198.2
Other comprehensive loss,
net of tax:
Change in net unrealized
gain (loss) on securities
($(48.8) pretax)	-	-	(37.6)	-	(37.6)
Total comprehensive income					160.6
Employee share-based payments	-	2.3	-	-	2.3
Balance at September 30, 2005	$2.8	$4,578.8	$29.5	$(1,724.0)	$2,887.1

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Condensed Consolidated Statements of Cash Flows (Unaudited) (In millions)

	Nine Months Ended September 30,
	2005	2004
		(Restated)
Net cash provided by operating activities	$829.3	$599.3

Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	15,263.6	21,496.7
Equity securities, available-for-sale	60.5	43.1
Mortgage loans on real estate	151.7	12.4
Acquisition of:
Fixed maturities, available-for-sale	(15,573.8)	(21,177.9)
Equity securities, available-for-sale	(61.1)	(41.6)
Mortgage loans on real estate	(340.5)	(317.2)
Policy loans	(0.3)	5.9
Other investments	(55.1)	(290.6)
Purchases of property and equipment, net	(9.5)	(4.9)
Net cash used for investing activities	(564.5)	(274.1)

Cash Flows from Financing Activities:
Deposits received for investment contracts	1,587.6	1,620.1
Maturities and withdrawals from investment contracts	(1,616.3)	(1,347.0)
Short-term loans	(163.0)	(486.8)
Net cash used for financing activities	(191.7)	(213.7)
Net increase in cash and cash equivalents	73.1	111.5
Cash and cash equivalents, beginning of period	187.3	57.8
Cash and cash equivalents, end of period	$260.4	$169.3

  Organization and Significant Accounting Policies

  Basis of Presentation

  ING Life Insurance and Annuity Company ("ILIAC") is a stock life insurance company domiciled in the state of Connecticut. ILIAC and its wholly-owned subsidiaries (collectively, the "Company") are providers of financial products and services in the United States. ILIAC is authorized to conduct its insurance business in the District of Columbia and all states.

  The condensed consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Insurance Company of America ("IICA") and ING Financial Advisers, LLC ("IFA"). ILIAC is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. ("Lion" or "Parent"), which is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"). ING is a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol "ING."

  On September 30, 2005, ILIAC entered into an agreement and plan of merger with IICA, whereby IICA will merge with and into ILIAC. The anticipated merger date is December 31, 2005. As of the merger date, IICA will cease to exist and ILIAC will be the surviving corporation. The merger is subject to certain regulatory approvals, including approval by the State of Florida Office of Insurance Regulation and the State of Connecticut Insurance Department. The merger is not expected to have any impact on ILIAC, as IICA, a wholly-owned subsidiary, is already included in the consolidated financial statements.

  The condensed consolidated financial statements and notes as of September 30, 2005 (unaudited) and December 31, 2004, and for the three and nine months ended September 30, 2005 and 2004 ("unaudited interim periods"), have been prepared in accordance with accounting principles generally accepted in the United States.

  The condensed consolidated financial statements reflect all adjustments (consisting only of normal, recurring accruals) which are, in the opinion of management, necessary for the fair presentation of the consolidated financial position, results of operations, and cash flows, for the unaudited interim periods. These condensed consolidated financial statements and notes should be read in conjunction with the consolidated financial statements and related notes as presented in the Company's 2004 Annual Report on Form 10-K. The results of operations for the unaudited interim periods may not be considered indicative of results to be expected for the full year.

  Description of Business

  The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, as well as nonqualified deferred compensation plans. The Company's products are offered primarily to individuals, pension plans, small businesses, and employer-sponsored groups in the health care, government, education (collectively "not-for-profit" organizations), and corporate markets. The Company's products generally are distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

  Annuity contracts may be deferred or immediate (payout annuities). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds, and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers investment advisory services and pension plan administrative services.

  Use of Estimates

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

  Reclassifications

  Certain reclassifications have been made to prior year financial information to conform to the current year classifications (see Note 9).

  Significant Accounting Policies

  For a description of significant accounting policies, see Note 1 to the Consolidated Financial Statements included in the Company's 2004 Annual Report on Form 10-K.

  New and Recently Adopted Accounting Standards

  Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts

  In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"), which states that when an internal replacement transaction results in a substantially changed contract, the unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets related to the replaced contract should not be deferred in connection with the new contract. Contract modifications that meet various conditions defined by SOP 05-1 and result in a new contract that is substantially unchanged from the replaced contract, however, should be accounted for as a continuation of the replaced contract.

  SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages, that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider, to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 applies to internal replacements made primarily to contracts defined by Statement of Financial Accounting Standards ("FAS") No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS No. 60"), as short-duration and long-duration life insurance contracts, and by FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("FAS No. 97"), as investment contracts.

  SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. The Company is in the process of determining the impact of adoption of SOP 05-1.

  Investor's Accounting for an Investment in a Limited Partnership When the Investor is the Sole General Partner and the Limited Partners Have Certain Rights

  In June 2005, the Emerging Issues Task Force ("EITF") reached a consensus on EITF Issue 04-5, "Investor's Accounting for an Investment in a Limited Partnership When the Investor is the Sole General Partner and the Limited Partners Have Certain Rights" ("EITF 04-5"), which states that the general partner in a limited partnership should presume that it controls and, thus, should consolidate the limited partnership, unless the limited partners have either (a) substantive ability to dissolve the limited partnership or otherwise remove the general partner without cause or (b) substantive participating rights. EITF 04-5 applies to limited partnerships that are not variable interest entities under FASB Interpretation No. 46(R): "Consolidation of Variable Interest Entities" ("FIN 46(R)"). EITF 04-5 is effective immediately for all new limited partnerships formed and for existing limited partnerships for which partnership agreements are modified after June 29, 2005, and is effective for all other limited partnerships at the commencement of the first reporting period beginning after December 15, 2005.

  EITF 04-5 had no impact on ILIAC as of September 30, 2005, as the Company's investments in limited partnerships are generally considered variable interest entities under FIN 46(R), and are accounted for using the cost or equity method of accounting since the Company is not the primary beneficiary. Investments in limited partnerships are included in Other investments on the Condensed Balance Sheets.

  Share-Based Payment

  In December 2004, the Financial Accounting Standards Board ("FASB") issued FAS No. 123 (revised 2004), "Share-Based Payment" ("FAS No. 123R"), which requires all share-based payments to employees be recognized in the financial statements based upon the fair value. FAS No. 123R is effective at the beginning of the first annual period beginning after June 15, 2005 for registrants. Earlier adoption is encouraged. FAS No. 123R provides two transition methods, modified-prospective and modified-retrospective.

  The Company early adopted the provisions of FAS No. 123R on January 1, 2005, using the modified-prospective method. Under the modified-prospective method, compensation cost recognized in the first nine months of 2005 includes: (a) compensation cost for all share-based payments granted prior to, but not yet vested as of January 1, 2005, based on the grant date fair value estimated in accordance with the original provisions of FAS No. 123, "Accounting for Stock-Based Compensation" ("FAS No. 123"), and (b) compensation cost for all share-based payments granted subsequent to January 1, 2005, based on the grant-date fair value in accordance with the provisions of FAS No. 123R. Results for prior periods are not restated. Prior to January 1, 2005, the Company applied the intrinsic value-based provisions set forth in Accounting Principles Board ("APB") Opinion No. 25, "Accounting for Stock Issued to Employees" ("APB 25"), and related Interpretations, as permitted by FAS No.123. No stock based employee compensation cost was recognized in the Statement of Operations during 2004, as all options granted during the year had an exercise price equal to the market value of the underlying common stock on the date of grant. All shares granted during 2005 and 2004 were those of ING, the Company's ultimate parent. As a result of adopting FAS No. 123R, the Company's net income for the three and nine months ended September 30, 2005, is $0.7 and $1.5 lower, respectively, than if it had continued to account for share-based payments under APB 25.

  Deferred Policy Acquisition Costs and Value of Business Acquired

  Deferred policy acquisition costs ("DAC") represent policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.

  Value of business acquired ("VOBA") represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated net cash flows embedded in the Company's contracts.

  FAS No. 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS No. 97, DAC and VOBA are amortized, with interest, over the life of the related contracts (usually 25 years) in relation to the present value of estimated future gross profits from investment, mortality, and expense margins plus surrender charges.

  FAS No. 60 applies to traditional life insurance products, primarily traditional whole life and term life insurance contracts. Under FAS No. 60, DAC and VOBA are amortized over the premium payment period, in proportion to the premium revenue recognized.

  Activity for the nine months ended September 30, 2005 and 2004, within DAC, was as follows:

	2005	2004
Balance at January 1	$414.5	$307.9
Deferrals of commissions and expenses	92.6	85.4
Amortization:
Amortization	(44.3)	(32.6)
Interest accrued at 5% to 7%	22.4	17.4
Net amortization included in the Statements of Operations	(21.9)	(15.2)
Change in unrealized gains and losses on
available-for-sale securities	3.2	1.7
Implementation of the SOP and TPA	-	0.2
Balance at September 30	$488.4	$380.0

  Activity for the nine months ended September 30, 2005 and 2004, within VOBA, was as follows:

	2005	2004
Balance at January 1	$1,365.2	$1,415.4
Deferrals of commissions and expenses	36.9	37.4
Amortization:
Amortization	(167.6)	(163.2)
Interest accrued at 5% to 7%	66.6	69.6
Net amortization included in the Statements of Operations	(101.0)	(93.6)
Change in unrealized gains and losses on
available-for-sale securities	9.1	5.3
Balance at September 30	$1,310.2	$1,364.5

  Investments

  Impairments

  The following table identifies the Company's other-than-temporary impairments, included in net realized capital gains (losses), by type for the three and nine months ended September 30, 2005 and 2004:

	Three Months Ended September 30,
	2005		2004
		No. of		No. of
	Impairment	Securities	Impairment	Securities
Residential mortgage-backed	$3.3	11	$5.6	26
Total	$3.3	11	$5.6	26

	Nine Months Ended September 30,
	2005		2004
		No. of		No. of
	Impairment	Securities	Impairment	Securities
Residential mortgage-backed	$37.1	78	$12.0	49
Total	$37.1	78	$12.0	49

  The fair value of the fixed maturities which have had other-than-temporary impairments as of September 30, 2005 and 2004 is $174.3 and $134.7, respectively.

  Income Taxes

  The Company's effective tax rates for the three months ended September 30, 2005 and 2004 were (61.3)% and (23.3)%, respectively. The effective tax rates for the nine months ended September 30, 2005 and 2004 were (7.8)% and 12.8%, respectively. The effective rate differs from the statutory rate primarily due to the following items:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2005	2004	2005	2004
Statutory tax rate	35.0%	35.0%	35.0%	35.0%
IRS audit settlement	(77.6)%	(53.8)%	(31.7)%	(18.3)%
Dividends received deduction	(18.6)%	(4.8)%	(11.2)%	(4.1)%
Other	(0.1)%	0.3%	0.1%	0.2%
Total effective tax rate	(61.3)%	(23.3)%	(7.8)%	12.8%

  The Internal Revenue Service ("IRS") completed an examination of the Company's returns through tax year 2001. The provisions as of September 30, 2005 and 2004 reflect non-recurring, favorable adjustments resulting from a reduction in the tax liability that is no longer necessary based on the results of the current IRS examination, monitoring the activities of the IRS with respect to this issue with other taxpayers, and the merits of the Company's positions.

  The IRS has commenced examination of the Company's returns for tax years 2002 and 2003.

  Financing Agreements

  ILIAC maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc. ("ING AIH"), an affiliate, to facilitate the handling of unanticipated short-term cash requirements. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, either party can borrow from the other up to 3% of ILIAC's statutory admitted assets as of the preceding December 31. Interest on any ILIAC borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ILIAC incurred interest expense of $0.3 for the three and nine months ended September 30, 2005, and earned interest income of $0.2 and $0.8 for the three and nine months ended September 30, 2005, respectively. ILIAC incurred minimal interest expense for the three months ended September 30, 2004, incurred interest expense of $0.1 for the nine months ended September 30, 2004, and earned interest income of $0.5 and $1.0 for the three and nine months ended September 30, 2004, respectively. At September 30, 2005 and December 31, 2004, ILIAC had $20.0 and $25.0 receivable from ING AIH under this agreement, respectively.

  Prior to September 30, 2005, the Company also maintained a $125.0 uncommitted revolving note facility with SunTrust Bank, Atlanta ("SunTrust"). At December 31, 2004, the Company had no amounts outstanding under the revolving note facility. Effective September 30, 2005, the Company no longer maintains the SunTrust note facility.

  Commitments and Contingent Liabilities

  Commitments

  Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At September 30, 2005, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $573.6, $416.0 of which was with related parties. At December 31, 2004, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $778.2, $440.4 of which was with related parties. During the nine months ended September 30, 2005 $54.0 was funded to related parties under these commitments.

  Litigation

  The Company is a party to threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company's operations or financial position.

  Accumulated Other Comprehensive Income

  Shareholder's equity included the following components of accumulated other comprehensive income (loss) as of September 30, 2005 and 2004:

	2005	2004
Net unrealized capital gains (losses):
Fixed maturities, available-for-sale	$124.8	$543.8
Equity securities, available-for-sale	7.8	10.2
DAC/VOBA adjustment on available-for-sale securities	2.8	(12.6)
Sales inducements amortization adjustment	-	(0.1)
Other investments (primarily limited partnerships)	7.3	1.0
Less: allocation to experience-rated contracts	66.5	424.4
Subtotal	76.2	117.9
Less: deferred income taxes	30.0	41.5
Net unrealized capital gains	46.2	76.4
Minimum pension liability	(16.7)	-
Accumulated other comprehensive income	$29.5	$76.4

  Net unrealized capital gains allocated to experience-rated contracts at September 30, 2005 and 2004, respectively, are reflected on the Condensed Consolidated Balance Sheets in Future policy benefits and claims reserves and are not included in Shareholder's equity.

  Changes in accumulated other comprehensive income, net of DAC/VOBA and tax, related to changes in net unrealized gains (losses) on securities, including securities pledged and excluding those related to experience-rated contractowners, were as follows:

	Nine Months Ended September 30,
	2005	2004
Net unrealized holding gains arising during the period (1)	$1.8	$3.1
Less: reclassification adjustment for realized gains and other
items included in net income (2)	39.4	42.7
Net unrealized losses on securities	$(37.6)	$(39.6)

  (1) Pretax unrealized holding gains arising during the period were $2.4 and $4.7, for the nine months ended September 30, 2005 and 2004, respectively.

  (2) Pretax reclassification adjustments for realized gains and other items included in net income were $51.2 and $65.6, for the nine months ended September 30, 2005 and 2004, respectively.

  Reclassifications and Changes to Prior Year Presentation
During 2005, certain changes were made to the Condensed Statement of Cash Flows for the nine months ended September 30, 2004, to reflect the correct balances, primarily related to investment contracts and short-term loans. As a result of these adjustments, the Company has labeled the Condensed Statement of Cash Flows for the nine months ended September 30, 2004, as restated. The following summarizes the adjustments:

	Previously
Nine Months Ended September 30, 2004	Reported	Adjustment	Restated
Net cash provided by operating activities	$430.5	$168.8	$599.3
Net cash used for investing activities	(235.3)	(38.8)	(274.1)
Net cash used for financing activities	(83.7)	(130.0)	(213.7)

Form No. -130822-06	ILIAC Ed. January, 2006